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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05773

ING VP Balanced Portfolio, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 to June 30, 2008

ITEM 1.   REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2008

Classes ADV, I and S

ING Variable Product Funds

Domestic Equity and Income Portfolios

■ ING VP Balanced Portfolio

■ ING VP Growth and Income Portfolio

Domestic Equity Growth Portfolios

■ ING Opportunistic LargeCap Growth Portfolio (formerly, ING VP Growth Portfolio)

■ ING VP Small Company Portfolio

Domestic Equity Value Portfolio

■ ING Opportunistic LargeCap Value Portfolio (formerly, ING VP Value Opportunity Portfolio)

Fixed Income Portfolios

■ ING VP Intermediate Bond Portfolio

■ ING VP Money Market Portfolio

Global and International Equity Portfolio

■ ING BlackRock Global Science and Technology Portfolio (formerly, ING VP Global Science and Technology Portfolio)

Index Portfolios

■ ING International Index Portfolio

■ ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio

■ ING RussellTM Large Cap Index Portfolio

■ ING RussellTM Mid Cap Index Portfolio

■ ING RussellTM Small Cap Index Portfolio

■ ING WisdomTreeSM Global High-Yielding Equity Index Portolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	8

Statements of Operations	15

Statements of Changes in Net Assets	19

Financial Highlights	25

Notes to Financial Statements	44

Portfolios of Investments	62

Advisory Contract Approval Discussion	189

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to "time" buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the "best" 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the "best" 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000.(1)

No one knows when those "best" days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,
CEO
ING Funds
August 8, 2008

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)  Bloomberg calculations based on performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index") between December 31, 1997 and December 31, 2007.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International ("MSCI") World® Index(1) measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product ("GDP") grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch's $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody's Investors Service ("Moody's") put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the "Fed") acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee ("FOMC") cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns' forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index ("CPI") inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond ("LBAB") Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor's 500® ("S&P 500®") Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500® Index that led the way down, often cutting dividends along the way.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2008

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008. Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the "Bank") cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK®Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Balanced Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$912.90	1.11%	$5.28
Class I	1,000.00	916.40	0.61	2.91
Class S	1,000.00	915.40	0.86	4.10
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.34	1.11%	$5.57
Class I	1,000.00	1,021.83	0.61	3.07
Class S	1,000.00	1,020.59	0.86	4.32

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING VP Growth and Income Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$891.10	1.10%	$5.17
Class I	1,000.00	893.00	0.60	2.82
Class S	1,000.00	892.00	0.85	4.00
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.39	1.10%	$5.52
Class I	1,000.00	1,021.88	0.60	3.02
Class S	1,000.00	1,020.64	0.85	4.27
ING Opportunistic LargeCap Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$837.10	1.23%	$5.62
Class I	1,000.00	839.10	0.73	3.34
Class S	1,000.00	838.10	0.98	4.48
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.75	1.23%	$6.17
Class I	1,000.00	1,021.23	0.73	3.67
Class S	1,000.00	1,019.99	0.98	4.92
ING VP Small Company Portfolio
Actual Portfolio Return
Class I	$1,000.00	$937.60	0.84%	$4.05
Class S	1,000.00	936.10	1.09	5.25
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.69	0.84%	$4.22
Class S	1,000.00	1,019.44	1.09	5.47
ING Opportunistic LargeCap Value Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$854.00	1.20%	$5.53
Class I	1,000.00	859.00	0.70	3.24
Class S	1,000.00	857.60	0.95	4.39
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.90	1.20%	$6.02
Class I	1,000.00	1,021.38	0.70	3.52
Class S	1,000.00	1,020.14	0.95	4.77

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING VP Intermediate Bond Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$986.30	0.99%	$4.89
Class I	1,000.00	988.80	0.49	2.42
Class S	1,000.00	986.80	0.74	3.66
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.94	0.99%	$4.97
Class I	1,000.00	1,022.43	0.49	2.46
Class S	1,000.00	1,021.18	0.74	3.72
ING VP Money Market Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,016.10	0.34%	$1.70
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.17	0.34%	$1.71
ING BlackRock Global Science and Technology Portfolio
Actual Portfolio Return
Class I	$1,000.00	$875.20	1.06%	$4.94
Class S	1,000.00	874.50	1.31	6.11
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.59	1.06%	$5.32
Class S	1,000.00	1,018.35	1.31	6.57
ING International Index Portfolio
Actual Portfolio Return
Class ADV(1)	$1,000.00	$1,001.00	1.00%	$3.06
Class I(1)	1,000.00	1,002.00	0.50	1.53
Class S(1)	1,000.00	1,001.00	0.75	2.30
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.89	1.00%	$5.02
Class I	1,000.00	1,022.38	0.50	2.51
Class S	1,000.00	1,021.13	0.75	3.77
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio
Actual Portfolio Return
Class ADV(1)	$1,000.00	$995.00	0.95%	$2.90
Class I(2)	1,000.00	997.00	0.45	1.41
Class S(1)	1,000.00	995.00	0.70	2.14
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,020.14	0.95%	$4.77
Class I	1,000.00	1,022.63	0.45	2.26
Class S	1,000.00	1,021.38	0.70	3.52

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was March 10, 2008. Expenses paid reflect the 113 day period ended June 30, 2008.

(2)  Commencement of operations was March 7, 2008. Expenses paid reflect the 115 day period ended June 30, 2008.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING RussellTM Large Cap Index Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV(1)	$1,000.00	$998.00	0.87%	$2.68
Class I(1)	1,000.00	999.00	0.37	1.14
Class S(1)	1,000.00	999.00	0.62	1.91
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,020.54	0.87%	$4.37
Class I	1,000.00	1,023.02	0.37	1.86
Class S	1,000.00	1,021.78	0.62	3.12
ING RussellTM Mid Cap Index Portfolio
Actual Portfolio Return
Class ADV(1)	$1,000.00	$1,064.00	0.93%	$2.96
Class I(1)	1,000.00	1,065.00	0.43	1.37
Class S(1)	1,000.00	1,064.00	0.68	2.17
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,020.24	0.93%	$4.67
Class I	1,000.00	1,022.73	0.43	2.16
Class S	1,000.00	1,021.48	0.68	3.42
ING RussellTM Small Cap Index Portfolio
Actual Portfolio Return
Class ADV(1)	$1,000.00	$1,072.00	0.95%	$3.04
Class I(1)	1,000.00	1,074.00	0.45	1.44
Class S(1)	1,000.00	1,073.00	0.70	2.24
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,020.14	0.95%	$4.77
Class I	1,000.00	1,022.63	0.45	2.26
Class S	1,000.00	1,021.38	0.70	3.52
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Actual Portfolio Return
Class ADV(2)	$1,000.00	$910.00	1.20%	$4.85
Class I(2)	1,000.00	913.00	0.70	2.84
Class S(2)	1,000.00	912.00	0.89	3.60
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.90	1.20%	$6.02
Class I	1,000.00	1,021.38	0.70	3.52
Class S	1,000.00	1,020.44	0.89	4.47

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was March 10, 2008. Expenses paid reflect the 113 day period ended June 30, 2008.

(2)  Commencement of operations was January 28, 2008. Expenses paid reflect the 155 day period ended June 30, 2008.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING VP Balanced Portfolio	ING VP Growth and Income Portfolio	ING Opportunistic LargeCap Growth Portfolio	ING VP Small Company Portfolio
ASSETS:
Investments in securities at value+*	$843,083,331	$2,525,431,312	$112,697,735	$559,088,429
Short-term investments in affiliates at amortized cost	17,800,000	—	—	25,750,000
Short-term investments at amortized cost	145,681,590	204,440,832	23,482,407	154,506,125
Cash	8,148,093	459	1,408	—
Cash collateral for futures	2,398,223	—	—	—
Foreign currencies at value**	15,639	592,336	—	—
Receivables:
Investment securities sold	28,558,001	56,845,465	5,248,544	18,399,087
Fund shares sold	9,298	263,036	15,536	3,476,666
Dividends and interest	2,872,669	3,718,629	33,643	562,522
Variation margin	33,758	—	—	—
Unrealized appreciation on forward foreign currency contracts	242,743	—	—	—
Upfront payments made on swap agreements	2,212,805	—	—	—
Unrealized appreciation on swap agreements	7,536,993	—	—	—
Prepaid expenses	29,800	80,382	4,414	17,115
Total assets	1,058,622,943	2,791,372,451	141,483,687	761,799,944
LIABILITIES:
Payable for investment securities purchased	59,056,411	46,973,046	5,208,791	26,386,609
Payable for fund shares redeemed	852,103	3,498,298	31,860	922,907
Payable for futures variation margin	209,008	—	—	—
Payable upon receipt of securities loaned	113,272,479	170,933,504	23,054,407	151,578,125
Unrealized depreciation on forward foreign currency contracts	66,640	—	—	—
Upfront payments received on swap agreements	1,844,448	—	—	—
Unrealized depreciation on swap agreements	2,677,494	—	—	—
Payable to affiliates	416,411	1,211,848	67,407	394,344
Payable for directors fees	23,501	34,508	3,226	542
Other accrued expenses and liabilities	65,957	307,689	33,129	56,806
Total liabilities	178,484,452	222,958,893	28,398,820	179,339,333
NET ASSETS	$880,138,491	$2,568,413,558	$113,084,867	$582,460,611
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$952,559,811	$4,382,790,881	$271,178,242	$610,469,029
Undistributed net investment income	12,070,588	20,701,604	215,423	1,822,522
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(38,246,158)	(1,917,188,842)	(156,777,689)	1,024,530
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(46,245,750)	82,109,915	(1,531,109)	(30,855,470)
NET ASSETS	$880,138,491	$2,568,413,558	$113,084,867	$582,460,611
+ Including securities loaned at value	$109,310,764	$166,249,354	$22,285,178	$145,422,152
* Cost of investments in securities	$893,639,093	$2,443,346,910	$114,228,844	$589,943,899
** Cost of foreign currencies	$15,639	$596,581	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	ING VP Balanced Portfolio	ING VP Growth and Income Portfolio	ING Opportunistic LargeCap Growth Portfolio	ING VP Small Company Portfolio
Class ADV:
Net assets	$819	$1,072,026	$1,173,337	n/a
Shares authorized	500,000,000	unlimited	100,000,000	n/a
Par value	$0.001	$1.00	$0.001	n/a
Shares outstanding	70	48,885	112,463	n/a
Net asset value and redemption price per share	$11.65	$21.93	$10.43	n/a
Class I:
Net assets	$870,967,942	$2,467,863,821	$98,746,988	$560,761,590
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000
Par value	$0.001	$1.00	$0.001	$0.001
Shares outstanding	74,417,025	111,593,857	9,456,249	35,240,085
Net asset value and redemption price per share	$11.70	$22.11	$10.44	$15.91
Class S:
Net assets	$9,169,730	$99,477,711	$13,164,542	$21,699,021
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000
Par value	$0.001	$1.00	$0.001	$0.001
Shares outstanding	787,647	4,527,875	1,271,412	1,376,610
Net asset value and redemption price per share	$11.64	$21.97	$10.35	$15.76

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING Opportunistic LargeCap Value Portfolio	ING VP Intermediate Bond Portfolio	ING VP Money Market Portfolio	ING BlackRock Global Science and Technology Portfolio
ASSETS:
Investments in securities at value+*	$126,954,741	$3,547,657,096	$—	$206,334,127
Short-term investments**	—	9,910,210	—	—
Short-term investments in affiliates at amortized cost	300,000	92,725,000	—	—
Short-term investments at amortized cost+	30,354,270	1,060,119,358	1,812,466,790	42,407,785
Cash	871	2,395,506	6,011,564	15,935,040
Cash collateral for futures	—	16,953,286	—	—
Foreign currencies at value***	—	177,454	—	1,515,484
Receivables:
Investment securities sold	—	342,228,695	—	1,001,729
Fund shares sold	30,783	1,816,732	187,178	44,994
Dividends and interest	255,982	20,285,263	3,753,844	55,929
Variation margin	—	109,793	—	—
Unrealized appreciation on forward foreign currency contracts	—	2,493,971	—	377,419
Upfront payments made on swap agreements	—	19,498,396	—	—
Unrealized appreciation on swap agreements	—	59,648,662	—	—
Prepaid expenses	4,633	93,418	52,788	2,686
Reimbursement due from manager	—	—	—	1,328
Total assets	157,901,280	5,176,112,840	1,822,472,164	267,676,521
LIABILITIES:
Payable for investment securities purchased	—	738,923,011	5,988,333	7,872,895
Payable for fund shares redeemed	588,683	8,739,922	2,872,145	319,240
Payable for futures variation margin	—	1,729,130	—	—
Payable upon receipt of securities loaned	29,757,270	780,560,923	111,270,923	42,407,785
Unrealized depreciation on forward foreign currency contracts	—	712,296	—	119,065
Upfront payments received on swap agreements	—	19,489,303	—	—
Unrealized depreciation on swap agreements	—	19,918,825	—	—
Payable to affiliates	76,692	1,608,720	423,237	214,140
Payable for directors fees	4,765	4,107	2,051	136
Other accrued expenses and liabilities	26,229	49,455	25,499	28,849
Total liabilities	30,453,639	1,571,735,692	120,582,188	50,962,110
NET ASSETS	$127,447,641	$3,604,377,148	$1,701,889,976	$216,714,411
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$143,696,940	$3,710,116,155	$1,678,282,335	$253,008,386
Undistributed net investment income	1,471,248	74,786,238	28,025,749	51,989
Accumulated net realized loss on investments, foreign currency related transactions, futures, and swaps	(6,862,694)	(9,382,832)	(4,418,108)	(27,892,788)
Net unrealized depreciation on investments, foreign currency related transactions, futures, and swaps	(10,857,853)	(171,142,413)	—	(8,453,176)
NET ASSETS	$127,447,641	$3,604,377,148	$1,701,889,976	$216,714,411
+ Including securities loaned at value	$28,870,264	$766,718,238	$108,513,948	$40,776,757
* Cost of investments in securities	$137,812,594	$3,758,216,643	$—	$215,055,632
** Cost of short-term investments	$—	$9,913,767	$—	$—
*** Cost of foreign currencies	$—	$172,880	$—	$1,505,937

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	ING Opportunistic LargeCap Value Portfolio	ING VP Intermediate Bond Portfolio	ING VP Money Market Portfolio	ING BlackRock Global Science and Technology Portfolio
Class ADV:
Net assets	$746	$968	n/a	n/a
Shares authorized	100,000,000	unlimited	n/a	n/a
Par value	$0.001	$1.00	n/a	n/a
Shares outstanding	66	76	n/a	n/a
Net asset value and redemption price per share	$11.37	$12.75	n/a	n/a
Class I:
Net assets	$109,079,918	$2,360,239,278	$1,701,889,976	$82,618,811
Shares authorized	100,000,000	unlimited	unlimited	100,000,000
Par value	$0.001	$1.00	$1.00	$0.001
Shares outstanding	9,456,227	184,784,562	129,514,220	17,315,903
Net asset value and redemption price per share	$11.54	$12.77	$13.14	$4.77
Class S:
Net assets	$18,366,977	$1,244,136,902	n/a	$134,095,600
Shares authorized	100,000,000	unlimited	n/a	100,000,000
Par value	$0.001	$1.00	n/a	$0.001
Shares outstanding	1,603,179	98,163,655	n/a	28,309,797
Net asset value and redemption price per share	$11.46	$12.67	n/a	$4.74

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING International Index Portfolio	ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio	ING RussellTM Large Cap Index Portfolio	ING RussellTM Mid Cap Index Portfolio
ASSETS:
Investments in securities at value*	$293,102,118	$58,867,484	$805,276,127	$158,137,628
Investments in affiliates**	1,421,438	—	—	—
Short-term investments in affiliates at amortized cost	8,102,000	—	61,113,000	8,064,000
Short-term investments at amortized cost	—	12,969,212	—	—
Cash	—	151,478	412	119
Cash collateral for futures	836,757	—	900,000	124,800
Foreign currencies at value***	9,864,326	—	—	—
Receivables:
Investment securities sold	—	1,612,289	17,865,728	15,496,661
Fund shares sold	408,126	1,463,921	1,172,428	426,107
Dividends and interest	562,570	454,228	1,095,091	193,825
Variation margin	62,471	—	13,750	—
Prepaid expenses	9,666	9,664	9,665	9,665
Reimbursement due from manager	18,213	4,830	3,087	15,477
Total assets	314,387,685	75,533,106	887,449,288	182,468,282
LIABILITIES:
Payable for investment securities purchased	9,708,399	11,069,170	62,429,219	20,346,664
Payable for fund shares redeemed	2,818	2,385	45,725	54,436
Payable for futures variation margin	13,769	—	—	7,062
Payable to affiliates	119,533	21,685	263,893	56,532
Payable to custodian due to bank overdraft	19,482	—	—	—
Payable for directors fees	506	532	—	692
Other accrued expenses and liabilities	44,608	16,121	49,274	44,482
Total liabilities	9,909,115	11,109,893	62,788,111	20,509,868
NET ASSETS	$304,478,570	$64,423,213	$824,661,177	$161,958,414
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$328,943,307	$64,613,325	$908,382,994	$169,417,292
Undistributed net investment income	1,996,085	493,509	2,868,594	405,466
Accumulated net realized gain (loss) on investments, foreign currency related transactions, and futures	116,056	(72,025)	(8,155,858)	763,100
Net unrealized depreciation on investments, foreign currency related transactions, and futures	(26,576,878)	(611,596)	(78,434,553)	(8,627,444)
NET ASSETS	$304,478,570	$64,423,213	$824,661,177	$161,958,414
* Cost of investments in securities	$319,100,081	$59,479,080	$883,451,028	$166,736,836
** Cost of investments in affiliates	$1,728,925	$—	$—	$—
*** Cost of foreign currencies	$9,785,249	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	ING International Index Portfolio	ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio	ING RussellTM Large Cap Index Portfolio	ING RussellTM Mid Cap Index Portfolio
Class ADV:
Net assets	$3,014	$12,363	$611,496	$62,016
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	1,242	61,285	5,828
Net asset value and redemption price per share	$10.01	$9.95	$9.98	$10.64
Class I:
Net assets	$301,993,753	$52,922,890	$817,191,257	$154,470,991
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,127,864	5,310,495	81,764,814	14,500,612
Net asset value and redemption price per share	$10.02	$9.97	$9.99	$10.65
Class S:
Net assets	$2,481,803	$11,487,960	$6,858,424	$7,425,407
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	247,854	1,154,596	686,504	697,846
Net asset value and redemption price per share	$10.01	$9.95	$9.99	$10.64

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING RussellTM Small Cap Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
ASSETS:
Investments in securities at value*	$155,977,929	$146,390,512
Investments in affiliates**	—	1,101,214
Short-term investments in affiliates at amortized cost	9,941,000	3,551,000
Cash	—	82,912
Cash collateral for futures	172,200	—
Foreign currencies at value***	—	1,553,646
Receivables:
Investment securities sold	35,513,224	—
Fund shares sold	426,972	3,806,209
Dividends and interest	179,781	528,812
Prepaid expenses	9,665	21,332
Reimbursement due from manager	12,470	91,162
Total assets	202,233,241	157,126,799
LIABILITIES:
Payable for investment securities purchased	41,138,843	4,205,442
Payable for fund shares redeemed	21,074	—
Payable for futures variation margin	24,817	—
Payable to affiliates	60,145	85,732
Payable to custodian due to bank overdraft	5,197	—
Payable for directors fees	148	1,254
Other accrued expenses and liabilities	36,627	95,584
Total liabilities	41,286,851	4,388,012
NET ASSETS	$160,946,390	$152,738,787
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$166,641,452	$167,591,402
Undistributed net investment income	366,490	2,174,445
Accumulated net realized gain (loss) on investments, foreign currency related transactions, and futures	472,581	(1,534,562)
Net unrealized depreciation on investments, foreign currency related transactions, and futures	(6,534,133)	(15,492,498)
NET ASSETS	$160,946,390	$152,738,787
* Cost of investments in securities	$162,470,640	$161,728,058
** Cost of investments in affiliates	$—	$1,254,320
*** Cost of foreign currencies	$—	$1,559,105
Class ADV:
Net assets	$24,687	$920
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,302	101
Net asset value and redemption price per share	$10.72	$9.10
Class I:
Net assets	$153,009,870	$22,829,043
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	14,248,966	2,500,001
Net asset value and redemption price per share	$10.74	$9.13
Class S:
Net assets	$7,911,833	$129,908,824
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	737,589	14,238,536
Net asset value and redemption price per share	$10.73	$9.12

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING VP Balanced Portfolio	ING VP Growth and Income Portfolio	ING Opportunistic LargeCap Growth Portfolio	ING VP Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$6,201,917	$27,027,820	$679,430	$3,565,575
Interest	9,717,120	452,522	4,357	31,542
Securities lending income	536,557	975,150	33,777	581,330
Total investment income	16,455,594	28,455,492	717,564	4,178,447
EXPENSES:
Investment management fees	2,388,004	6,453,473	387,451	2,141,734
Distribution and service fees:
Class ADV	4	2,582	3,146	—
Class S	11,880	39,411	20,453	6,422
Transfer agent fees	185	3,640	178	186
Administrative service fees	262,675	709,878	35,516	157,057
Shareholder reporting expense	48,700	93,360	12,190	18,945
Registration fees	437	1,177	—	212
Professional fees	68,500	130,130	10,842	28,195
Custody and accounting expense	74,740	145,782	14,560	33,510
Directors fees	40,330	101,920	6,552	18,176
Miscellaneous expense	16,140	84,308	5,615	11,242
Interest expense	172	93	874	1,985
Total expenses	2,911,767	7,765,754	497,377	2,417,664
Net waived and reimbursed fees	(8,691)	(11,866)	(56)	(6,658)
Brokerage commission recapture	—	—	(251)	—
Net expenses	2,903,076	7,753,888	497,070	2,411,006
Net investment income	13,552,518	20,701,604	220,494	1,767,441
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND SWAPS
Net realized gain (loss) on:
Investments	(32,081,632)	(85,629,386)	(17,328,618)	2,249,331
Foreign currency related transactions	(1,064,548)	106,911	—	—
Futures	(243,681)	(3,735,079)	—	—
Swaps	(729,870)	—	—	—
Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(34,119,731)	(89,257,554)	(17,328,618)	2,249,331
Net change in unrealized appreciation or depreciation on:
Investments	(67,186,172)	(234,631,156)	(7,706,877)	(42,825,749)
Foreign currency related transactions	(36,408)	4,406	—	—
Futures	(351,547)	272,929	—	—
Swaps	3,566,736	—	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(64,007,391)	(234,353,821)	(7,706,877)	(42,825,749)
Net realized and unrealized loss on investments, foreign currency related transactions, futures, and swaps	(98,127,122)	(323,611,375)	(25,035,495)	(40,576,418)
Decrease in net assets resulting from operations	$(84,574,604)	$(302,909,771)	$(24,815,001)	$(38,808,977)
* Foreign taxes withheld	$534	$363,297	$7,825	$—
(1) Dividends from affiliates	$383,711	$515,755	$2,487	$270,221

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING Opportunistic LargeCap Value Portfolio	ING VP Intermediate Bond Portfolio	ING VP Money Market Portfolio	ING BlackRock Global Science and Technology Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,948,215	$2,408,131	$—	$566,605
Interest	2,816	88,968,847	30,915,934	60,584
Securities lending income	56,218	4,079,482	49,696	61,563
Total investment income	2,007,249	95,456,460	30,965,630	688,752
EXPENSES:
Investment management fees	432,229	7,090,128	2,174,114	636,064
Distribution and service fees:
Class ADV	4	2	—	—
Class S	25,811	1,516,135	—	60,276
Transfer agent fees	185	4,062	74	148
Administrative service fees	39,620	974,884	478,295	36,824
Shareholder reporting expense	10,232	97,200	50,336	4,550
Registration fees	—	1,004	2,187	—
Professional fees	1,721	190,845	70,880	7,280
Custody and accounting expense	10,371	150,295	88,985	16,322
Directors fees	6,656	100,675	45,380	4,412
Miscellaneous expense	4,363	40,646	15,732	2,768
Interest expense	184	2,893	—	—
Total expenses	531,376	10,168,769	2,925,983	768,644
Net waived and reimbursed fees	(34)	(31,332)	—	(72)
Net expenses	531,342	10,137,437	2,925,983	768,572
Net investment income (loss)	1,475,907	85,319,023	28,039,647	(79,820)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND SWAPS
Net realized gain (loss) on:
Investments	(5,838,667)	12,036,550	159,396	5,119,280
Foreign currency related transactions	—	(10,071,911)	—	(547,104)
Futures	—	(629,151)	—	—
Swaps	—	(7,102,091)	—	—
Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(5,838,667)	(5,766,603)	159,396	4,572,176
Net change in unrealized appreciation or depreciation on:
Investments	(18,114,712)	(154,860,300)	—	(23,509,440)
Foreign currency related transactions	—	90,100	—	406,373
Futures	—	(805,671)	—	—
Swaps	—	30,729,080	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(18,114,712)	(124,846,791)	—	(23,103,067)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(23,953,379)	(130,613,394)	159,396	(18,530,891)
Increase (decrease) in net assets resulting from operations	$(22,477,472)	$(45,294,371)	$28,199,043	$(18,610,711)
* Foreign taxes withheld	$41,096	$9,484	$—	$24,198
(1) Dividends from affiliates	$1,586	$1,292,410	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING International Index Portfolio	ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio	ING RussellTM Large Cap Index Portfolio	ING RussellTM Mid Cap Index Portfolio
	March 10, 2008(1) to June 30, 2008	March 7, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(2)	$2,121,756	$—	$3,344,955	$532,578
Interest	92,317	568,457	—	470
Total investment income	2,214,073	568,457	3,344,955	533,048
EXPENSES:
Investment management fees	165,155	51,702	321,588	88,402
Distribution and service fees:
Class ADV	4	10	230	28
Class S	662	2,019	2,443	1,782
Transfer agent fees	2,015	888	5,729	1,802
Administrative service fees	43,461	16,157	128,633	28,517
Shareholder reporting expense	12,252	4,846	10,032	9,190
Professional fees	11,272	4,524	11,930	8,030
Custody and accounting expense	6,961	2,423	10,394	6,083
Directors fees	3,049	1,293	9,529	2,609
Offering expense	4,335	4,335	4,335	4,335
Miscellaneous expense	7,852	1,546	4,265	12,470
Licensing fee	—	—	3,087	3,087
Total expenses	257,018	89,743	512,195	166,335
Net waived and reimbursed fees	(39,030)	(14,795)	(35,834)	(38,753)
Net expenses	217,988	74,948	476,361	127,582
Net investment income	1,996,085	493,509	2,868,594	405,466
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES
Net realized gain (loss) on:
Investments	164,795	(72,025)	(4,535,321)	962,549
Foreign currency related transactions	170,470	—	—	—
Futures	(219,209)	—	(3,620,537)	(199,449)
Net realized gain (loss) on investments, foreign currency related transactions, and futures	116,056	(72,025)	(8,155,858)	763,100
Net change in unrealized appreciation or depreciation on:
Investments	(26,305,450)	(611,596)	(78,174,901)	(8,599,208)
Foreign currency related transactions	75,138	—	—	—
Futures	(346,566)	—	(259,652)	(28,236)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(26,576,878)	(611,596)	(78,434,553)	(8,627,444)
Net realized and unrealized loss on investments, foreign currency related transactions, and futures	(26,460,822)	(683,621)	(86,590,411)	(7,864,344)
Decrease in net assets resulting from operations	$(24,464,737)	$(190,112)	$(83,721,817)	$(7,458,878)
* Foreign taxes withheld	$395,249	$—	$—	$—
(1) Commencement of operations
(2) Dividends from affiliates	$11,991	$—	$137,331	$27,555

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING RussellTM Small Cap Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
	March 10, 2008(1) to June 30, 2008	January 28, 2008(1) to June 30, 2008
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(2)	$501,137	$2,345,561
Interest	534	119,664
Total investment income	501,671	2,465,225
EXPENSES:
Investment management fees	95,482	160,384
Distribution and service fees:
Class ADV	12	4
Class S	2,429	61,190
Transfer agent fees	1,377	5,294
Administrative service fees	28,934	34,866
Shareholder reporting expense	8,422	6,972
Registration fees	—	1,743
Professional fees	7,800	6,972
Custody and accounting expense	4,846	29,073
Directors fees	2,091	3,486
Offering expense	4,335	15,669
Miscellaneous expense	7,757	5,587
Licensing fee	3,087	66,605
Total expenses	166,572	397,845
Net waived and reimbursed fees	(31,391)	(107,065)
Net expenses	135,181	290,780
Net investment income	366,490	2,174,445
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES
Net realized gain (loss) on:
Investments	840,582	(1,525,795)
Foreign currency related transactions	—	(34,657)
Futures	(368,001)	25,890
Net realized gain (loss) on investments, foreign currency related transactions, and futures	472,581	(1,534,562)
Net change in unrealized depreciation on:
Investments	(6,492,711)	(15,490,652)
Foreign currency related transactions	—	(1,846)
Futures	(41,422)	—
Net change in unrealized depreciation on investments, foreign currency related transactions, and futures	(6,534,133)	(15,492,498)
Net realized and unrealized loss on investments, foreign currency related transactions, and futures	(6,061,552)	(17,027,060)
Decrease in net assets resulting from operations	$(5,695,062)	$(14,852,615)
* Foreign taxes withheld	$24	$280,441
(1) Commencement of operations
(2) Dividends from affiliates	$35,365	$47,351

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Balanced Portfolio		ING VP Growth and Income Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$13,552,518	$30,275,597	$20,701,604	$39,549,958
Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(34,119,731)	87,413,218	(89,257,554)	312,390,947
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(64,007,391)	(54,913,731)	(234,353,821)	(132,775,658)
Increase (decrease) in net assets resulting from operations	(84,574,604)	62,775,084	(302,909,771)	219,165,247
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(24)	(27)	—	(15,923)
Class I	(30,852,412)	(30,215,749)	—	(39,306,243)
Class S	(281,504)	(258,983)	—	(348,348)
Net realized gains:
Class ADV	(81)	(40)	—	—
Class I	(79,796,689)	(44,705,487)	—	—
Class S	(795,569)	(414,002)	—	—
Total distributions	(111,726,279)	(75,594,288)	—	(39,670,514)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,310,427	10,060,036	265,384,892	8,193,101
Proceeds from shares issued in merger (Note 14)	—	—	—	74,681,070
Reinvestment of distributions	111,726,174	75,594,221	—	39,643,089
	114,036,601	85,654,257	265,384,892	122,517,260
Cost of shares redeemed	(94,377,799)	(210,666,560)	(216,556,561)	(582,395,681)
Net increase (decrease) in net assets resulting from capital share transactions	19,658,802	(125,012,303)	48,828,331	(459,878,421)
Net decrease in net assets	(176,642,081)	(137,831,507)	(254,081,440)	(280,383,688)
NET ASSETS:
Beginning of period	1,056,780,572	1,194,612,079	2,822,494,998	3,102,878,686
End of period	$880,138,491	$1,056,780,572	$2,568,413,558	$2,822,494,998
Undistributed net investment income at end of period	$12,070,588	$29,652,010	$20,701,604	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Opportunistic LargeCap Growth Portfolio		ING VP Small Company Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$220,494	$791,630	$1,767,441	$6,680,858
Net realized gain (loss) on investments	(17,328,618)	44,248,409	2,249,331	72,679,556
Net change in unrealized appreciation or depreciation on investments	(7,706,877)	(12,856,157)	(42,825,749)	(50,313,212)
Increase (decrease) in net assets resulting from operations	(24,815,001)	32,183,882	(38,808,977)	29,047,202
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(5,297)	—	—
Class I	(749,873)	(317,593)	(5,835,407)	(935,976)
Class S	(45,652)	(41,178)	(24,190)	—
Net realized gains:
Class I	—	—	(73,864,230)	(76,399,058)
Class S	—	—	(384,889)	(343,384)
Total distributions	(795,525)	(364,068)	(80,108,716)	(77,678,418)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,238,789	14,782,965	127,333,112	167,605,751
Proceeds from shares issued in merger (Note 14)	—	36,851,627	—	—
Reinvestment of distributions	795,525	364,068	80,108,716	77,678,418
	4,034,314	51,998,660	207,441,828	245,284,169
Cost of shares redeemed	(24,934,346)	(110,992,399)	(112,444,978)	(104,878,944)
Net increase (decrease) in net assets resulting from capital share transactions	(20,900,032)	(58,993,739)	94,996,850	140,405,225
Net increase (decrease) in net assets	(46,510,558)	(27,173,925)	(23,920,843)	91,774,009
NET ASSETS:
Beginning of period	159,595,425	186,769,350	606,381,454	514,607,445
End of period	$113,084,867	$159,595,425	$582,460,611	$606,381,454
Undistributed net investment income at end of period	$215,423	$790,454	$1,822,522	$5,914,678

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Opportunistic LargeCap Value Portfolio		ING VP Intermediate Bond Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$1,475,907	$2,650,025	$85,319,023	$150,321,596
Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(5,838,667)	25,750,024	(5,766,603)	59,827,309
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(18,114,712)	(22,057,799)	(124,846,791)	(39,635,582)
Increase (decrease) in net assets resulting from operations	(22,477,472)	6,342,250	(45,294,371)	170,513,323
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(11)	(17)	(9)	(34)
Class I	(2,288,554)	(2,729,403)	(21,685,061)	(83,987,331)
Class S	(316,610)	(385,996)	(11,549,969)	(38,555,643)
Net realized gains:
Class ADV	(140)	—	(13)	—
Class I	(17,966,905)	—	(30,133,342)	—
Class S	(3,013,623)	—	(16,667,523)	—
Total distributions	(23,585,843)	(3,115,416)	(80,035,917)	(122,543,008)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	488,835	1,549,317	791,433,367	1,136,671,743
Proceeds from shares issued in merger (Note 14)	—	—	48,015,614	—
Reinvestment of distributions	23,585,688	3,115,398	80,025,958	122,517,553
	24,074,523	4,664,715	919,474,939	1,259,189,296
Cost of shares redeemed	(17,888,338)	(41,972,831)	(536,437,716)	(490,715,350)
Net increase (decrease) in net assets resulting from capital share transactions	6,186,185	(37,308,116)	383,037,223	768,473,946
Net increase (decrease) in net assets	(39,877,130)	(34,081,282)	257,706,935	816,444,261
NET ASSETS:
Beginning of period	167,324,771	201,406,053	3,346,670,213	2,530,225,952
End of period	$127,447,641	$167,324,771	$3,604,377,148	$3,346,670,213
Undistributed net investment income at end of period	$1,471,248	$2,600,516	$74,786,238	$22,702,254

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Money Market Portfolio		ING BlackRock Global Science and Technology Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income (loss)	$28,039,647	$77,934,256	$(79,820)	$(214,304)
Net realized gain on investments and foreign currency related transactions	159,396	43,078	4,572,176	9,815,376
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	—	—	(23,103,067)	4,940,443
Increase (decrease) in net assets resulting from operations	28,199,043	77,977,334	(18,610,711)	14,541,515
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(77,938,538)	(57,130,928)	—	—
Total distributions	(77,938,538)	(57,130,928)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	190,571,536	503,402,892	27,842,346	17,784,780
Proceeds from shares issued in merger (Note 14)	—	—	123,216,459	—
Reinvestment of distributions	77,938,538	57,130,928	—	—
	268,510,074	560,533,820	151,058,805	17,784,780
Cost of shares redeemed	(228,019,890)	(226,091,022)	(14,816,734)	(15,393,467)
Net increase in net assets resulting from capital share transactions	40,490,184	334,442,798	136,242,071	2,391,313
Net increase (decrease) in net assets	(9,249,311)	355,289,204	117,631,360	16,932,828
NET ASSETS:
Beginning of period	1,711,139,287	1,355,850,083	99,083,051	82,150,223
End of period	$1,701,889,976	$1,711,139,287	$216,714,411	$99,083,051
Undistributed net investment income at end of period	$28,025,749	$77,924,640	$51,989	$131,809

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING International Index Portfolio	ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio	ING RussellTM Large Cap Index Portfolio	ING RussellTM Mid Cap Index Portfolio
	March 10, 2008(1) to June 30, 2008	March 7, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
FROM OPERATIONS:
Net investment income	$1,996,085	$493,509	$2,868,594	$405,466
Net realized gain (loss) on investments, foreign currency related transactions, and futures	116,056	(72,025)	(8,155,858)	763,100
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(26,576,878)	(611,596)	(78,434,553)	(8,627,444)
Decrease in net assets resulting from operations	(24,464,737)	(190,112)	(83,721,817)	(7,458,878)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	357,358,873	65,132,989	939,802,446	201,762,573
Cost of shares redeemed	(28,415,566)	(519,664)	(31,419,452)	(32,345,281)
Net increase in net assets resulting from capital share transactions	328,943,307	64,613,325	908,382,994	169,417,292
Net increase in net assets	304,478,570	64,423,213	824,661,177	161,958,414
NET ASSETS:
Beginning of period	—	—	—	—
End of period	$304,478,570	$64,423,213	$824,661,177	$161,958,414
Undistributed net investment income at end of period	$1,996,085	$493,509	$2,868,594	$405,466

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Small Cap Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
	March 10, 2008(1) to June 30, 2008	January 28, 2008(1) to June 30, 2008
FROM OPERATIONS:
Net investment income	$366,490	$2,174,445
Net realized gain (loss) on investments, foreign currency related transactions, and futures	472,581	(1,534,562)
Net change in unrealized depreciation on investments, foreign currency related transactions, and futures	(6,534,133)	(15,492,498)
Decrease in net assets resulting from operations	(5,695,062)	(14,852,615)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	203,393,572	168,231,135
Cost of shares redeemed	(36,752,120)	(639,733)
Net increase in net assets resulting from capital share transactions	166,641,452	167,591,402
Net increase in net assets	160,946,390	152,738,787
NET ASSETS:
Beginning of period	—	—
End of period	$160,946,390	$152,738,787
Undistributed net investment income at end of period	$366,490	$2,174,445

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

ING VP BALANCED PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008		Year Ended December 31, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$14.34		14.65		14.65
Income (loss) from investment operations:
Net investment income (loss)	$0.13		0.29		(0.00	)**
Net realized and unrealized gain (loss) on investments	$(1.33)		0.37		—
Total from investment operations	$(1.20)		0.66		(0.00	)**
Less distributions from:
Net investment income	$0.34		0.39		—
Net realized gains on investments	$1.15		0.58		—
Total distributions	$1.49		0.97		—
Net asset value, end of period	$11.65		14.34		14.65
Total Return(2)%	(8.71)		4.78		—
Ratios and Supplemental Data:
Net assets, end of period (millions)	$0	***	0	***	0	***
Ratios to average net assets:
Expenses(3)%	1.11	†	1.10	†	1.10	†
Net investment income (loss)(3)%	2.07	†	2.05	†	(1.10	)†
Portfolio turnover rate %	128		257		236

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of year	$14.45	14.65		13.64		13.40		12.50	10.73
Income (loss) from investment operations:
Net investment income	$0.20	0.39	*	0.34	*	0.29	*	0.29	0.25
Net realized and unrealized gain (loss) on investments	$(1.35)	0.38		1.00		0.27		0.87	1.76
Total from investment operations	$(1.15)	0.77		1.34		0.56		1.16	2.01
Less distributions from:
Net investment income	$0.45	0.39		0.33		0.32		0.26	0.24
Net realized gains on investments	$1.15	0.58		—		—		—	—
Total distributions	$1.60	0.97		0.33		0.32		0.26	0.24
Net asset value, end of year	$11.70	14.45		14.65		13.64		13.40	12.50
Total Return(2)%	(8.36)	5.57		9.99		4.24		9.42	18.87
Ratios and Supplemental Data:
Net assets, end of year (millions)	$871	1,046		1,184		1,236		1,358	1,375
Ratios to average net assets:
Expenses(3)%	0.61 †	0.60	†	0.60	†	0.60		0.59	0.60
Net investment income(3)%	2.84 †	2.68	†	2.44	†	2.30		2.15	2.04
Portfolio turnover rate %	128	257		236		308		272	333

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Calculated using average number of shares outstanding throughout the period.
**  Amount is more than $(0.005).
***  Amount is less than $500,000.
†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING VP BALANCED PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,						May 29, 2003(1) to December 31,
	2008	2007		2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$14.36	14.57		13.58		13.35	12.49	11.53
Income (loss) from investment operations:
Net investment income	$0.17	0.35	*	0.32	*	0.27	0.22	0.34
Net realized and unrealized gain (loss) on investments	$(1.33)	0.38		0.97		0.25	0.89	0.85
Total from investment operations	$(1.16)	0.73		1.29		0.52	1.11	1.19
Less distributions from:
Net investment income	$0.41	0.36		0.30		0.29	0.25	0.23
Net realized gains on investments	$1.15	0.58		—		—	—	—
Total distributions	$1.56	0.94		0.30		0.29	0.25	0.23
Net asset value, end of period	$11.64	14.36		14.57		13.58	13.35	12.49
Total Return(2)%	(8.46)	5.31		9.62		3.99	9.06	10.51
Ratios and Supplemental Data:
Net assets, end of period (millions)	$9	10		11		3	3	1
Ratios to average net assets:
Expenses(3)%	0.86 †	0.85	†	0.85	†	0.85	0.84	0.83
Net investment income(3)%	2.59 †	2.43	†	2.29	†	2.06	1.98	3.06
Portfolio turnover rate %	128	257		236		308	272	333

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING VP GROWTH AND INCOME PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008		Year Ended December 31, 2007		December 20, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$24.61		23.38		23.70
Income (loss) from investment operations:
Net investment income	$0.13	*	0.72	*	0.01	*
Net realized and unrealized gain (loss) on investments	$(2.81)		0.84		(0.06)
Total from investment operations	$(2.68)		1.56		(0.05)
Less distributions from:
Net investment income	$—		0.33		0.27
Total distributions	$—		0.33		0.27
Net asset value, end of period	$21.93		24.61		23.38
Total Return(2)%	(10.89)		6.66		(0.23)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$1		1		0	**
Ratios to average net assets:
Expenses(3)%	1.10	†	1.09	†	1.09	†
Net investment income(3)%	1.11	†	2.95	†	1.08	†
Portfolio turnover rate %	74		146		103

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$24.76		23.38		20.71		19.35	18.28	14.50
Income (loss) from investment operations:
Net investment income	$0.18	*	0.33	*	0.25	*	0.23	0.28	0.16
Net realized and unrealized gain (loss) on investments	$(2.83)		1.40		2.69		1.35	1.24	3.62
Total from investment operations	$(2.65)		1.73		2.94		1.58	1.52	3.78
Less distributions from:
Net investment income	$—		0.35		0.27		0.22	0.45	—
Total distributions	$—		0.35		0.27		0.22	0.45	—
Net asset value, end of period	$22.11		24.76		23.38		20.71	19.35	18.28
Total Return(2)%	(10.70)		7.40		14.20		8.13	8.39	26.07
Ratios and Supplemental Data:
Net assets, end of period (millions)	$2,468		2,796		3,098		3,146	3,531	3,795
Ratios to average net assets:
Expenses(3)%	0.60	†	0.59	†	0.59	†	0.59	0.58	0.60
Net investment income(3)%	1.61	†	1.32	†	1.15	†	1.03	1.41	0.95
Portfolio turnover rate %	74		146		103		80	139	150

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $500,000.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING VP GROWTH AND INCOME PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,						June 11, 2003(1) to December 31,
	2008	2007		2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$24.63	23.30		20.69		19.34	18.26	16.32
Income (loss) from investment operations:
Net investment income	$0.14 *	0.37	*	0.20	*	0.14	0.21	0.04
Net realized and unrealized gain (loss) on investments	$(2.80)	1.29		2.64		1.41	1.26	1.90
Total from investment operations	$(2.66)	1.66		2.84		1.55	1.47	1.94
Less distributions from:
Net investment income	$—	0.33		0.23		0.20	0.39	—
Total distributions	$—	0.33		0.23		0.20	0.39	—
Net asset value, end of period	$21.97	24.63		23.30		20.69	19.34	18.26
Total Return(2)%	(10.80)	7.13		13.72		7.98	8.10	11.89
Ratios and Supplemental Data:
Net assets, end of period (millions)	$99	25		5		2	2	2

Ratios to average net assets:

Expenses(3)%	0.85	†	0.84	†	0.84	†	0.84	0.83	0.84
Net investment income(3)%	1.22	†	1.50	†	0.94	†	0.78	1.18	0.57
Portfolio turnover rate %	74		146		103		80	139	150

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.46	10.65		10.65
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.02	)*	(0.00	)**
Net realized and unrealized gain (loss) on investments	$(2.02)	1.85		—
Total from investment operations	$(2.03)	1.83		(0.00	)**
Less distributions from:
Net investment income	$—	0.02		—
Total distributions	$—	0.02		—
Net asset value, end of period	$10.43	12.46		10.65
Total Return(2)%	(16.29)	17.21		—
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,173	1,386		1
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.23	1.20		1.19
Net expenses after brokerage commission recapture(3)%	1.23 †	1.20	†	1.19
Net investment loss after brokerage commission recapture(3)%	(0.12)†	(0.18	)†	(1.19)
Portfolio turnover rate %	150	279		188

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.53	10.65		10.38	9.56		8.93	6.85
Income (loss) from investment operations:
Net investment income	$0.03	0.05	*	0.02	0.02		0.06	0.01
Net realized and unrealized gain (loss) on investments	$(2.04)	1.85		0.26	0.87		0.58	2.07
Total from investment operations	$(2.01)	1.90		0.28	0.89		0.64	2.08
Less distributions from:
Net investment income	$0.08	0.02		0.01	0.07		0.01	—
Total distributions	$0.08	0.02		0.01	0.07		0.01	—
Net asset value, end of period	$10.44	12.53		10.65	10.38		9.56	8.93
Total Return(2)%	(16.09)	17.86		2.65	9.38	††	7.19	30.36
Ratios and Supplemental Data:
Net assets, end of period (000's)	$98,747	137,104		186,495	175,297		193,280	224,330
Ratios to average net assets:
Gross expenses prior to brokerage
commission recapture(3)%	0.73	0.70		0.69	0.69		0.69	0.71
Net expenses after brokerage commission recapture(3)%	0.73 †	0.70	†	0.69	0.69		0.69	0.71
Net investment income after brokerage
commission recapture(3)%	0.38 †	0.42	†	0.19	0.08		0.61	0.13
Portfolio turnover rate %	150	279		188	119		123	162

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has more than 0.005% impact on the expense ratio and net investment income or loss ratio.

††  In 2005, the Investment Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment's guidelines. There was no impact on total return.

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.39	10.56		10.31	9.50		8.88	6.83
Income (loss) from investment operations:
Net investment income (loss)	$0.03	0.00	*	(0.01)	(0.00	)*	0.04	0.00	*
Net realized and unrealized gain (loss) on investments	$(2.04)	1.85		0.26	0.85		0.58	2.05
Total from investment operations	$(2.01)	1.85		0.25	0.85		0.62	2.05
Less distributions from:
Net investment income	$0.03	0.02		—	0.04		—	—
Total distributions	$0.03	0.02		—	0.04		—	—
Net asset value, end of period	$10.35	12.39		10.56	10.31		9.50	8.88
Total Return(1)%	(16.19)	17.54		2.42	9.05	††	6.98	30.01
Ratios and Supplemental Data:
Net assets, end of period (000's)	$13,165	21,105		273	285		356	292
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	0.98	0.95		0.94	0.94		0.94	0.96
Net expenses after brokerage commission recapture(2)%	0.98 †	0.95	†	0.94	0.94		0.94	0.96
Net investment income (loss) after brokerage
commission recapture(2)%	0.13 †	0.23	†	(0.06)	(0.17)		0.44	(0.10)
Portfolio turnover rate %	150	279		188	119		123	162

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has more than 0.005% impact on the expense ratio and net investment income ratio.

††  In 2005, the Investment Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment's guidelines. There was no impact on total return.

See Accompanying Notes to Financial Statements

ING VP SMALL COMPANY PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$19.56		21.70		21.65		19.94		17.48	12.75
Income (loss) from investment operations:
Net investment income	$0.05	*	0.24	*	0.05		0.10		0.04	0.06
Net realized and unrealized gain (loss) on investments	$(1.25)		0.99		3.46		1.92		2.47	4.71
Total from investment operations	$(1.20)		1.23		3.51		2.02		2.51	4.77
Less distributions from:
Net investment income	$0.18		0.04		0.09		0.03		0.05	0.04
Net realized gains on investments	$2.27		3.33		3.37		0.28		—	—
Total distributions	$2.45		3.37		3.46		0.31		0.05	0.04
Net asset value, end of period	$15.91		19.56		21.70		21.65		19.94	17.48
Total Return(1)%	(6.24)		5.90		16.79		10.27	††	14.39	37.47
Ratios and Supplemental Data:
Net assets, end of period (000's)	$560,762		603,492		512,446		393,700		461,014	464,228
Ratios to average net assets:
Expenses(2)%	0.84	†	0.84	†	0.85	†	0.85		0.84	0.85
Net investment income(2)%	0.62	†	1.16	†	0.26	†	0.43		0.21	0.47
Portfolio turnover rate %	66		106		83		72		93	178
	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$19.39		21.54		21.59		19.90		17.49	12.72
Income (loss) from investment operations:
Net investment income (loss)	$0.05	*	0.18	*	(0.05	)*	0.06		0.03 *	0.01
Net realized and unrealized gain (loss) on investments	$(1.27)		1.00		3.41		1.92		2.43	4.79
Total from investment operations	$(1.22)		1.18		3.36		1.98		2.46	4.80
Less distribution from:
Net investment income	$0.14		—		0.04		0.01		0.05	0.03
Net realized gains on investments	$2.27		3.33		3.37		0.28		—	—
Total distribution	$2.41		3.33		3.41		0.29		0.05	0.03
Net asset value, end of period	$15.76		19.39		21.54		21.59		19.90	17.49
Total Return(1)%	(6.39)		5.68		16.07		10.05	††	14.09	37.76
Ratios and Supplemental Data:
Net assets, end of period (000's)	$21,699		2,890		2,162		68,768		72,225	840
Ratios to average net assets:
Expenses(2)%	1.09	†	1.09	†	1.10	†	1.10		1.09	1.10
Net investment income (loss)(2)%	0.58	†	0.90	†	(0.24	)†	0.26		0.19	0.22
Portfolio turnover rate %	66		106		83		72		93	178

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

††  In 2005, the Investment Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment guidelines. There was no impact on total return.

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008		Year Ended December 31, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$15.82		15.72		15.72
Income (loss) from investment operations:
Net investment income (loss)	$0.10	*	0.16		(0.00	)**
Net realized and unrealized gain (loss) on investments	$(2.24)		0.20		—
Total from investment operations	$(2.14)		0.36		(0.00	)**
Less distributions from:
Net investment income	$0.16		0.26		—
Net realized gains on investments	$2.15		—		—
Total distributions	$2.31		0.26		—
Net asset value, end of period	$11.37		15.82		15.72
Total Return(2)%	(14.60)		2.33		—
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1		1		1
Ratios to average net assets:
Expenses(3)%	1.20	†	1.19	†	1.19
Net investment income (loss)(3)%	1.50	†	0.99	†	(1.19)
Portfolio turnover rate %	59		197		83

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$16.05	15.84		13.84		13.19		12.08	9.77
Income (loss) from investment operations:
Net investment income	$0.15	0.23	*	0.23	*	0.19	*	0.24	0.10
Net realized and unrealized gain (loss) on investments	$(2.24)	0.24		1.98		0.71		0.98	2.29
Total from investment operations	$(2.09)	0.47		2.21		0.90		1.22	2.39
Less distributions from:
Net investment income	$0.27	0.26		0.21		0.25		0.11	0.08
Net realized gains on investments	$2.15	—		—		—		—	—
Total distributions	$2.42	0.26		0.21		0.25		0.11	0.08
Net asset value, end of period	$11.54	16.05		15.84		13.84		13.19	12.08
Total Return(2)%	(14.10)	3.01		16.10		6.95		10.15	24.59
Ratios and Supplemental Data:
Net assets, end of period (000's)	$109,080	143,438		173,014		178,828		219,889	257,448
Ratios to average net assets:
Expenses(3)%	0.70 †	0.69	†	0.69		0.70		0.69	0.70
Net investment income(3)%	2.08 †	1.44	†	1.58		1.47		1.61	0.91
Portfolio turnover rate %	59	197		83		94		16	251

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

†  Impact of waiving advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$15.93	15.72		13.77		13.12		12.03	9.75
Income (loss) from investment operations:
Net investment income	$0.13	0.19	*	0.19	*	0.16	*	0.13	0.04
Net realized and unrealized gain (loss) on investments	$(2.22)	0.24		1.96		0.71		1.05	2.31
Total from investment operations	$(2.09)	0.43		2.15		0.87		1.18	2.35
Less distributions from:
Net investment income	$0.23	0.22		0.20		0.22		0.09	0.07
Net realized gains on investments	$2.15	—		—		—		—	—
Total distributions	$2.38	0.22		0.20		0.22		0.09	0.07
Net asset value, end of period	$11.46	15.93		15.72		13.77		13.12	12.03
Total Return(1)%	(14.24)	2.77		15.77		6.76		9.88	24.21
Ratios and Supplemental Data:
Net assets, end of period (000's)	$18,367	23,886		28,391		30,125		3,505	2,277
Ratios to average net assets:
Expenses(2)%	0.95 †	0.94	†	0.94		0.95		0.94	0.95
Net investment income(2)%	1.84 †	1.19	†	1.32		1.18		1.36	0.64
Portfolio turnover rate %	59	197		83		94		16	251

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING VP INTERMEDIATE BOND PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008		Year Ended December 31, 2007		December 20, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.23		12.96		13.53
Income (loss) from investment operations:
Net investment income	$0.27		0.63	*	0.02
Net realized and unrealized gain (loss) on investments	$(0.45)		0.09		(0.06)
Total from investment operations	$(0.18)		0.72		(0.04)
Less distributions from:
Net investment income	$0.12		0.45		0.53
Net realized gains on investments	$0.18		—		—
Total distributions	$0.30		0.45		0.53
Net asset value, end of period	$12.75		13.23		12.96
Total Return(2)%	(1.37)		5.60	††	(0.30)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$0	**	0	**	0	**
Ratios to average net assets:
Expenses(3)%	0.99	†	0.99	†	0.99	†
Net investment income(3)%	4.16	†	4.77	†	6.82	†
Portfolio turnover rate %	298		438		390

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$13.22	12.96		12.97		13.14	14.15	13.53
Income (loss) from investment operations:
Net investment income	$0.31	0.69	*	0.65	*	0.54	0.53	0.56
Net realized and unrealized gain (loss) on investments	$(0.45)	0.08		(0.12)		(0.13)	0.13	0.29
Total from investment operations	$(0.14)	0.77		0.53		0.41	0.66	0.85
Less distributions from:
Net investment income	$0.13	0.51		0.54		0.51	1.11	0.11
Net realized gains on investments	$0.18	—		—		0.07	0.56	0.12
Total distributions	$0.31	0.51		0.54		0.58	1.67	0.23
Net asset value, end of period	$12.77	13.22		12.96		12.97	13.14	14.15
Total Return(2)%	(1.12)	5.95	††	4.06		3.14	4.88	6.30
Ratios and Supplemental Data:
Net assets, end of period (millions)	$2,360	2,267		1,909		1,148	1,093	1,126
Ratios to average net assets:
Expenses(3)%	0.49 †	0.49	†	0.49	†	0.49	0.48	0.50
Net investment income(3)%	4.90 †	5.19	†	4.97	†	4.14	3.79	3.77
Portfolio turnover rate %	298	438		390		589	407	521

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $500,000.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

††  There was no impact on total return by the affiliate payment in Note 16.

See Accompanying Notes to Financial Statements

ING VP INTERMEDIATE BOND PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$13.14		12.89		12.91		13.09	14.13	13.53
Income (loss) from investment operations:
Net investment income	$0.29	*	0.65	*	0.61	*	0.41	0.40	0.49
Net realized and unrealized gain (loss) on investments	$(0.46)		0.08		(0.12)		(0.03)	0.22	0.32
Total from investment operations	$(0.17)		0.73		0.49		0.38	0.62	0.81
Less distributions from:
Net investment income	$0.12		0.48		0.51		0.49	1.10	0.09
Net realized gains on investments	$0.18		—		—		0.07	0.56	0.12
Total distributions	$0.30		0.48		0.51		0.56	1.66	0.21
Net asset value, end of period	$12.67		13.14		12.89		12.91	13.09	14.13
Total Return(1)%	(1.32)		5.70	††	3.77		2.94	4.58	6.04
Ratios and Supplemental Data:
Net assets, end of period (millions)	$1,244		1,080		621		617	301	71
Ratios to average net assets:
Expenses(2)%	0.74	†	0.74	†	0.74	†	0.74	0.73	0.75
Net investment income(2)%	4.45	†	4.92	†	4.69	†	3.94	3.52	3.52
Portfolio turnover rate %	298		438		390		589	407	521

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

††  There was no impact on total return by the affiliate payment in Note 16.

See Accompanying Notes to Financial Statements

ING VP MONEY MARKET PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$13.51		13.40		13.17		12.94	12.94	13.03
Income (loss) from investment operations:
Net investment income	$0.21	*	0.66	*	0.63	*	0.39	0.15	0.08
Net realized and unrealized gain (loss) on investments	$(0.00	)**	(0.00	)**	0.00	**	(0.01)	(0.01)	0.03
Total from investment operations	$0.21		0.66		0.63		0.38	0.14	0.11
Less distributions from:
Net investment income	$0.58		0.55		0.40		0.15	0.14	0.20
Total distributions	$0.58		0.55		0.40		0.15	0.14	0.20
Net asset value, end of period	$13.14		13.51		13.40		13.17	12.94	12.94
Total Return(1)%	1.61		5.13		4.88		2.98	1.06	0.92
Ratios and Supplemental Data:
Net assets, end of period (millions)	$1,702		1,711		1,356		1,073	1,101	1,238
Ratios to average net assets:
Expenses(2)%	0.34		0.33		0.34		0.35	0.34	0.35
Net investment income(2)%	3.22		5.03		4.79		2.93	1.11	0.91

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2008		2007	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$5.45		4.58	4.27	3.82	3.87	2.66
Income (loss) from investment operations:
Net investment loss	$(0.00	)*	(0.01)	(0.01)	(0.02)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments (net of Indian tax)	$(0.68)		0.88	0.32	0.47	(0.02)	1.23
Total from investment operations	$(0.68)		0.87	0.31	0.45	(0.05)	1.21
Net asset value, end of period	$4.77		5.45	4.58	4.27	3.82	3.87
Total Return(1)%	(12.48)		19.00	7.26	11.78	(1.29)	45.49
Ratios and Supplemental Data:
Net assets, end of period (000's)	$82,619		97,943	81,599	84,523	86,291	97,742
Ratios to average net assets:
Gross expenses prior to expense waiver/recoupment(3)%	1.06		1.08	1.08	1.06	1.05	1.10
Net expenses after expense waiver/recoupment(2)(3)%	1.06	†	1.08	1.08	1.06	1.05	1.11
Net investment loss after expense waiver/recoupment(2)(3)%	(0.09	)†	(0.24)	(0.29)	(0.48)	(0.67)	(0.88)
Portfolio turnover rate %	99		84	129	118	163	15

	Class S
	Six Months Ended June 30,	Year Ended December 31,		July 20, 2005(4) to December 31,	January 1, 2003 to December 16,	Year Ended December 31,	November 1, 2001(5) to December 31,
	2008	2007	2006	2005	2003(4)	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$5.42	4.56	4.27	3.90	2.65	4.53	3.92
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.02)	(0.02)	(0.01)	(0.07)	(0.04)	—
Net realized and unrealized gain (loss) on investments (net of Indian tax)	$(0.67)	0.88	0.31	0.38	1.09	(1.84)	0.61
Total from investment operations	$(0.68)	0.86	0.29	0.37	1.02	(1.88)	0.61
Net asset value, end of period	$4.74	5.42	4.56	4.27	3.67	2.65	4.53
Total Return(1)%	(12.55)	18.86	6.79	9.49	38.49	(41.50)	15.56
Ratios and Supplemental Data:
Net assets, end of period (000's)	$134,096	1,140	551	78	—	7	12
Ratios to average net assets:
Gross expenses prior to expense waiver/recoupment(3)%	1.31	1.33	1.33	1.31	1.35	1.36	1.36
Net expenses after expense waiver/recoupment(2)(3)%	1.31†	1.33	1.33	1.31	1.36	1.37	1.36
Net investment loss after expense waiver/recoupment(2)(3)%	(0.18)†	(0.50)	(0.51)	(0.73)	(1.13)	(1.14)	(0.74)
Portfolio turnover rate %	99	84	129	118	15	61	129

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(3)  Annualized for periods less than one year.

(4)  Class S was fully redeemed on December 16, 2003 and recommenced operations on July 20, 2005.

(5)  Commencement of operations.

*  Amount is more than $(0.005).

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment loss ratio.

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I
	March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00
Income (loss) from investment operations:
Net investment income	$0.15		0.15	*
Net realized and unrealized loss on investments	$(0.14)		(0.13)
Total from investment operations	$0.01		0.02
Net asset value, end of period	$10.01		10.02
Total Return(2)%	0.10		0.20
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3		301,994
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.08		0.58
Net expenses after expense waiver(3)(4)%	1.00	†	0.50	†
Net investment income after expense waiver(3)(4)%	4.74	†	4.56	†
Portfolio turnover rate %	18		18

	Class S
	March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.12	*
Net realized and unrealized loss on investments	$(0.11)
Total from investment operations	$0.01
Net asset value, end of period	$10.01
Total Return(2)%	0.10
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,482
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.83
Net expenses after expense waiver(3)(4)%	0.75	†
Net investment income after expense waiver(3)(4)%	3.67	†
Portfolio turnover rate %	18

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses), subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I
	March 10, 2008(1) to June 30, 2008	March 7, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00
Income (loss) from investment operations:
Net investment income	$0.08 *	0.09
Net realized and unrealized loss on investments	$(0.13)	(0.12)
Total from investment operations	$(0.05)	(0.03)
Net asset value, end of period	$9.95	9.97
Total Return(2)%	(0.50)	(0.30)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$12	52,923
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.04	0.54
Net expenses after expense waiver(3)(4)%	0.95	0.45
Net investment income after expense waiver(3)(4)%	2.78	3.01
Portfolio turnover rate %	96	96

Class S
March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.10 *
Net realized and unrealized loss on investments	$(0.15)
Total from investment operations	$(0.05)
Net asset value, end of period	$9.95
Total Return(2)%	(0.50)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$11,488
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.79
Net expenses after expense waiver(3)(4)%	0.70
Net investment income after expense waiver(3)(4)%	3.33
Portfolio turnover rate %	96

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses), subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I
	March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00
Income (loss) from investment operations:
Net investment income	$0.05	*	0.07	*
Net realized and unrealized loss on investments	$(0.07)		(0.08)
Total from investment operations	$(0.02)		(0.01)
Net asset value, end of period	$9.98		9.99
Total Return(2)%	(0.20)		(0.10)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$611		817,191
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.90		0.40
Net expenses after expense waiver(3)(4)%	0.87	†	0.37	†
Net investment income after expense waiver(3)(4)%	1.68	†	2.27	†
Portfolio turnover rate %	5		5

	Class S
	March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.05	*
Net realized and unrealized loss on investments	$(0.06)
Total from investment operations	$(0.01)
Net asset value, end of period	$9.99
Total Return(2)%	(0.10)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$6,858
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.65
Net expenses after expense waiver(3)(4)%	0.62	†
Net investment income after expense waiver(3)(4)%	1.68	†
Portfolio turnover rate %	5

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses), subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I
	March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00
Income from investment operations:
Net investment income	$0.04	*	0.03
Net realized and unrealized gain on investments	$0.60		0.62
Total from investment operations	$0.64		0.65
Net asset value, end of period	$10.64		10.65
Total Return(2)%	6.40		6.50
Ratios and Supplemental Data:
Net assets, end of period (000's)	$62		154,471
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.07		0.57
Net expenses after expense waiver(3)(4)%	0.93	†	0.43	†
Net investment income after expense waiver(3)(4)%	1.06	†	1.40	†
Portfolio turnover rate %	19		19

	Class S
	March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	$0.04	*
Net realized and unrealized gain on investments	$0.60
Total from investment operations	$0.64
Net asset value, end of period	$10.64
Total Return(2)%	6.40
Ratios and Supplemental Data:
Net assets, end of period (000's)	$7,425
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.82
Net expenses after expense waiver(3)(4)%	0.68	†
Net investment income after expense waiver(3)(4)%	1.24	†
Portfolio turnover rate %	19

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses), subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I
	March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00
Income from investment operations:
Net investment income	$0.03	*	0.04	*
Net realized and unrealized gain on investments	$0.69		0.70
Total from investment operations	$0.72		0.74
Net asset value, end of period	$10.72		10.74
Total Return(2)%	7.20		7.40
Ratios and Supplemental Data:
Net assets, end of period (000's)	$25		153,010
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.06		0.56
Net expenses after expense waiver(3)(4)%	0.95	†	0.45	†
Net investment income after expense waiver(3)(4)%	0.95	†	1.25	†
Portfolio turnover rate %	41		41

	Class S
	March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	$0.04	*
Net realized and unrealized gain on investments	$0.69
Total from investment operations	$0.73
Net asset value, end of period	$10.73
Total Return(2)%	7.30
Ratios and Supplemental Data:
Net assets, end of period (000's)	$7,912
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.81
Net expenses after expense waiver(3)(4)%	0.70	†
Net investment income after expense waiver(3)(4)%	1.06	†
Portfolio turnover rate %	41

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses), subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I
	January 28, 2008(1) to June 30, 2008	January 28, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00
Income (loss) from investment operations:
Net investment income	$0.22	0.25
Net realized and unrealized gain (loss) on investments	$(1.12)	(1.12)
Total from investment operations	$(0.90)	(0.87)
Net asset value, end of period	$9.10	9.13
Total Return(2)%	(9.00)	(8.70)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1	22,829
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.46	0.96
Net expenses after expense waiver(3)(4)%	1.20 †	0.70 †
Net investment income after expense waiver(3)(4)%	5.20 †	5.86 †
Portfolio turnover rate %	86	86

	Class S
	January 28, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.26	*
Net realized and unrealized gain (loss) on investments	$(1.14)
Total from investment operations	$(0.88)
Net asset value, end of period	$9.12
Total Return(2)%	(8.80)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$129,909
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.21
Net expenses after expense waiver(3)(4)%	0.89	†
Net investment income after expense waiver(3)(4)%	6.34	†
Portfolio turnover rate %	86

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses), subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Product Funds are comprised of ING VP Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING VP Intermediate Bond Portfolio, ING Strategic Allocation Portfolios, Inc. and ING VP Money Market Portfolio (collectively, "Registrants"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended ("1940 Act").

ING VP Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one portfolio, ING VP Balanced Portfolio ("Balanced"). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Growth and Income Portfolio ("Growth and Income"). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has thirteen separate portfolios. The ten portfolios that are in this report are: ING Opportunistic LargeCap Growth Portfolio ("Opportunistic LargeCap Growth"), formerly, ING VP Growth Portfolio, ING VP Small Company Portfolio ("Small Company"), ING Opportunistic LargeCap Value Portfolio ("Opportunistic LargeCap Value"), formerly, ING VP Value Opportunity Portfolio, ING BlackRock Global Science and Technology Portfolio ("Global Science and Technology"), formerly, ING VP Global Science and Technology Portfolio, ING International Index Portfolio ("International Index"), ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio ("LBAB Index"), ING RussellTM Large Cap Index Portfolio ("RussellTM Large Cap Index"), ING RussellTM Mid Cap Index Portfolio ("RussellTM Mid Cap Index"), ING RussellTM Small Cap Index Portfolio ("RussellTM Small Cap Index") and ING WisdomTreeSM Global High-Yielding Equity Index Portfolio ("WisdomTreeSM Index"). ING VP Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Intermediate Bond Portfolio ("Intermediate Bond"). ING VP Money Market Portfolio is a business trust under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Money Market Portfolio ("Money Market"). Each of the portfolios is a "Portfolio" and collectively, they are the "Portfolios".

The following is a brief description of each Portfolio's investment objective:

•  Balanced seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents based on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects;

•  Growth and Income seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock;

•  Opportunistic LargeCap Growth seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer growth potential;

•  Small Company seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations;

•  Opportunistic LargeCap Value seeks growth of capital primarily through investment in a diversified portfolio of common stocks;

•  Intermediate Bond seeks to maximize total return consistent with reasonable risk;

•  Money Market seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market investments;

•  Global Science and Technology seeks long-term capital appreciation;

•  International Index seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted international index;

•  LBAB Index seeks investment results (before fees and expenses) that correspond to the total return of the Lehman Brothers U.S. Aggregate Bond Index®;

•  RussellTM Large Cap Index seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Index;

•  RussellTM Mid Cap Index seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Index;

•  RussellTM Small Cap Index seeks investment results (before fees and expenses) that correspond to the total return of the Russell 2000® Index; and

•  WisdomTreeSM Index seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTreeSM Global High-Yielding Equity Index.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

Each Portfolio offers Class I and Class S shares. Each Portfolio except Small Company, Money Market and Global Science and Technology offers Adviser ("ADV") Class shares. The three classes differ principally in applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its relative daily net assets. Expenses directly attributable to a particular portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies. Shares may also be offered to qualified pension and retirement plans outside the variable contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the companies under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

ING Investments, LLC ("ING Investments'' or the "Investment Adviser"), an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has engaged ING Investment Management Co. ("ING IM''), a Connecticut corporation, to serve as the sub-adviser to each Portfolio, with the exception of Global Science and Technology and LBAB Index. ING Funds Distributor, LLC ("IFD" or the "Distributor") is the principal underwriter of the Portfolios. ING Investments, ING IM and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES`

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios' valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board of Directors/Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value.

Money Market uses the amortized cost method to value its portfolio securities, which approximates market value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Opportunistic LargeCap Growth, Small Company, Opportunistic LargeCap

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Value, Money Market and Global Science and Technology declare and pay dividends annually. Growth and Income, Intermediate Bond, International Index, LBAB Index, RussellTM Large Cap Index, RussellTM Mid Cap Index, RussellTM Small Cap Index and WisdomTreeSM Index declare and pay dividends semi-annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

F.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

G.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.  Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.  Illiquid and Restricted Securities. The Portfolios may not invest more than 15% (10% for Money Market) of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.  When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

L.  Mortgage Dollar Roll Transactions. Balanced, Growth and Income, Opportunistic LargeCap Value, Global Science and Technology, and Money Market Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

M.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

N.  Swap Contracts. Each Portfolio, with the exception of Money Market, may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap, if any, are recognized by marking-to-market the value of the swap and is recorded as an unrealized gain or loss on the Statements of Operations. Upfront payments made and/or received by the Portfolio, are recorded as an asset or liability on the Statements of Assets or Liabilities. Periodic payments made and/or received are recorded as a realized gain or loss on the Statements of Operations. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument.

O.  Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same or a substantially similar security at an agreed upon price and date. Reverse repurchase agreements are considered borrowings and the difference between the sale and repurchase prices represents interest expense at an agreed upon rate. Whether such a transaction produces a gain for a Portfolio depends upon whether the income and gains on the securities purchased with the proceeds received from the sale of the security exceeds the interest expense incurred by the Portfolio. Reverse repurchase agreements, as a leveraging technique, may increase a Portfolio's yield; however, such transactions also increase a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio's risk to capital and may result in a shareholder's loss of principal.

P.  Organization Expenses and Offering Costs. Costs incurred with the organization of the Portfolios are expensed as incurred. Costs incurred with the offering of shares of the Portfolios are deferred and amortized over a period of twelve months.

Q.  Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$659,293,742	$647,372,234
Growth and Income	1,996,091,840	1,884,703,378
Opportunistic LargeCap Growth	196,807,886	218,778,732
Small Company	383,726,448	372,967,819
Opportunistic LargeCap Value	86,107,284	102,418,102
Intermediate Bond	880,755,653	594,129,078
Global Science and Technology	147,956,651	135,063,984
International Index	348,887,755	28,979,347
LBAB Index	20,413,367	2,332,284
RussellTM Large Cap Index	907,830,111	19,843,762
RussellTM Mid Cap Index	183,659,260	17,884,973
RussellTM Small Cap Index	199,898,155	38,326,966
WisdomTreeSM Index	235,776,741	71,276,394
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$546,756,563	$669,284,326
Intermediate Bond	10,089,219,150	10,118,018,151
LBAB Index	91,963,044	50,408,480

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES

The Portfolios entered into investment management agreements ("Investment Management Agreements") with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Growth and Income	0.500% on first $10 billion; 0.450% on next $5 billion; and 0.425% over $15 billion

Opportunistic LargeCap Growth	0.600%
Small Company	0.750%
Opportunistic LargeCap Value	0.600%
Intermediate Bond	0.400%
Money Market	0.250%
Global Science and Technology	0.950%
International Index	0.380%
LBAB Index	0.320%
RussellTM Large Cap Index	0.250%
RussellTM Mid Cap Index	0.310%
RussellTM Small Cap Index	0.330%
WisdomTreeSM Index	0.460%

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios except for Global Science and Technology and LBAB Index. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

BlackRock Advisors, LLC ("BlackRock"), serves as Sub-Adviser to Global Science and Technology pursuant to a Sub-Advisory Agreement effective February 2, 2007 between the Investment Adviser and BlackRock.

Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") serves as Sub-Adviser to LBAB Index pursuant to a Sub-Advisory Agreement effective March 7, 2008.

ING Funds are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the period ended June 30, 2008, the Investment Adviser for Balanced, Growth and Income, Opportunistic LargeCap Growth, Small Company, Opportunistic LargeCap Value, Intermediate Bond, Global Science and Technology, International Index, RussellTM Large Cap Index, RussellTM Mid Cap Index, RussellTM Small Cap Index and WisdomTreeSM Index waived $8,691, $11,866, $56, $6,658, $34, $31,322, $72, $343, $4,139, $809, $1,038 and $1,238 of such management fees, respectively. These fees are not subject to recoupment.

Pursuant to administration agreements, ING Funds Services, LLC ("IFS"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT ADMINISTRATIVE AND LICENSING FEES (continued)

IFS is entitled to receive from Balanced, Growth and Income, Opportunistic LargeCap Growth, Small Company, Opportunistic LargeCap Value, Intermediate Bond, Money Market and Global Science and Technology a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

IFS is entitled to receive from International Index, LBAB Index, RussellTM Large Cap Index, RussellTM Mid Cap Index, RussellTM Small Cap Index and WisdomTreeSM Index a fee at an annual rate of 0.10% of daily net assets.

Russell Investment Group receives an annual licensing fee for the Russell Top 200® Index, the Russell Mid Cap® Index and the Russell 2000® Index. WisdomTreeSM Index pays an annual licensing fee to WisdomTree Investments, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class shares.

Class S shares of the Portfolios have adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby the Distributor is compensated by the Portfolios for expenses incurred in the distribution of each Portfolio's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25%(1) of average daily net assets.

(1)  Effective January 16, 2008, IFD has agreed to waive a portion of the service/distribution fees for Class S Shares of WisdomTreeSM Index so that the fees collected will not exceed 0.19% through May 1, 2009.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2008, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Accrued Recoupment	Total
Balanced	$373,276	$41,200	$1,935	$—	$416,411
Growth and Income	1,079,626	118,870	13,352	—	1,211,848
Opportunistic LargeCap Growth	58,679	5,379	3,349	—	67,407
Small Company	364,544	26,819	2,981	—	394,344
Opportunistic LargeCap Value	66,589	6,105	3,998	—	76,692
Intermediate Bond	1,189,656	164,393	254,671	—	1,608,720
Money Market	346,917	76,320	—	—	423,237
Global Science and Technology	175,622	10,167	28,351	—	214,140
International Index	94,271	24,864	398	—	119,533
LBAB Index	15,338	4,793	1,554	—	21,685
RussellTM Large Cap Index	169,712	68,927	1,696	23,558	263,893
RussellTM Mid Cap Index	41,626	13,560	1,346	—	56,532
RussellTM Small Cap Index	44,877	13,756	1,512	—	60,145
WisdomTreeSM Index	54,825	11,951	18,956	—	85,732

The Registrants have adopted a Deferred Compensation Plan (the "Policy"), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors' fees payable. Deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Policy.

At June 30, 2008, the following ING Portfolios or indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Balanced (91.66%); Growth and Income (85.45%); Opportunistic LargeCap Growth (88.80%); Small Company (49.72%); Opportunistic LargeCap Value (82.69%); Intermediate Bond (31.05%); Money Market (98.34%); Global Science and Technology (37.73%); and WisdomTreeSM Index (15.32%)

ING LifeStyle Aggressive Growth Portfolio — Small Company (6.21%); International Index (20.17%); RussellTM Large Cap Index (14.76%); RussellTM Mid Cap Index (15.00%); and RussellTM Small Cap Index (15.00%)

ING LifeStyle Growth Portfolio — Small Company (20.61%); International Index (46.86%); RussellTM

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Large Cap Index (39.19%); RussellTM Mid Cap Index (49.80%); and RussellTM Small Cap Index (49.78%)

ING LifeStyle Moderate Growth Portfolio — Intermediate Bond (7.95%); Small Company (5.44%); International Index (21.18%); RussellTM Large Cap Index (31.01%); RussellTM Mid Cap Index (19.70%); and RussellTM Small Cap Index (19.69%)

ING LifeStyle Moderate Portfolio — Intermediate Bond (5.42%); International Index (10.83%); RussellTM Large Cap Index (13.88%); RussellTM Mid Cap Index (10.08%); and RussellTM Small Cap Index (10.07%)

ING USA Annuity and Life Insurance Company — Opportunistic LargeCap Value (13.89%); Intermediate Bond (33.94%); Global Science and Technology (61.06%); LBAB Index (96.46%); and WisdomTreeSM Index (82.96%)

Reliastar Life Insurance Company — Opportunistic LargeCap Growth (7.79%); and LBAB Index (94.15%)

For the six months ended June 30, 2008, Global Science and Technology placed a portion of its portfolio transactions with a brokerage firm which is an affiliate of the Investment Adviser. The commissions paid to the affiliated firm, ING Baring LLC, was $617.

NOTE 7 — EXPENSE LIMITATIONS

ING Investments entered into written expense limitation agreements ("Expense Limitation Agreements") with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S
Opportunistic LargeCap Growth	1.30%	0.80%	1.05%
Small Company	N/A	0.95%	1.20%
Opportunistic LargeCap Value	1.30%	0.80%	1.05%
Global Science and Technology(1)	N/A	1.05%	1.30%
International Index	1.00%	0.50%	0.75%
LBAB Index	0.95%	0.45%	0.70%
RussellTM Large Cap Index	0.87%	0.37%	0.62%
RussellTM Mid Cap Index	0.93%	0.43%	0.68%
RussellTM Small Cap Index	0.95%	0.45%	0.70%
WisdomTreeSM Index	1.20%	0.70%	0.89%

(1) Prior to April 28, 2008, the expense limits for Global Science and Technology were 1.15% and 1.40% for Class I and Class S, respectively.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2008, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2009	2010	2011	Total
International Index	$—	$—	$38,687	$38,687
LBAB Index	—	—	14,795	14,795
RussellTM Large Cap Index	—	—	31,695	31,695
RussellTM Mid Cap Index	—	—	37,944	37,944
RussellTM Small Cap Index	—	—	30,353	30,353
WisdomTreeSM Index	—	—	91,162	91,162

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement ") with Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2008:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Balanced	3	$600,000	3.49%
Growth and Income	1	1,340,000	2.53
Opportunistic LargeCap Growth	2	4,865,000	3.29
Small Company	6	4,631,667	2.61
Opportunistic LargeCap Value	5	324,000	4.15
Intermediate Bond	4	9,072,500	2.92

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Balanced (Number of Shares)
Shares sold	—	2	97,140	601,762	81,620	98,592
Reinvestment of distributions	—	—	9,121,937	5,397,784	89,235	48,696
Shares redeemed	—	—	(7,227,019)	(14,407,746)	(99,110)	(164,770)
Net increase (decrease) in shares outstanding	—	2	1,992,058	(8,408,200)	71,745	(17,482)
Balanced ($)
Shares sold	$—	$28	$1,283,487	$8,646,382	$1,026,940	$1,413,626
Reinvestment of distributions	—	—	110,649,099	74,921,236	1,077,075	672,985
Shares redeemed	—	—	(93,097,622)	(208,308,305)	(1,280,177)	(2,358,255)
Net increase (decrease)	$—	$28	$18,834,964	$(124,740,687)	$823,838	$(271,644)
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Growth and Income (Number of Shares)
Shares sold	24,869	4,938	7,697,949	203,330	3,970,402	126,276
Proceeds from shares issued in merger	—	114,031	—	2,058,554	—	852,618
Reinvestment of distributions	—	642	—	1,574,933	—	14,041
Shares redeemed	(25,182)	(70,456)	(9,029,893)	(23,418,770)	(464,321)	(175,331)
Net increase (decrease) in shares outstanding	(313)	49,155	(1,331,944)	(19,581,953)	3,506,081	817,604
Growth and Income ($)
Shares sold	$560,876	$122,979	$173,276,258	$4,950,308	$91,547,758	$3,119,814
Proceeds from shares issued in merger	—	2,802,427	—	50,909,777	—	20,968,866
Reinvestment of distributions	—	15,909	—	39,278,832	—	348,348
Shares redeemed	(571,304)	(1,754,815)	(205,444,498)	(576,312,116)	(10,540,759)	(4,328,750)
Net increase (decrease)	$(10,428)	$1,186,500	$(32,168,240)	$(481,173,199)	$81,006,999	$20,108,278
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Opportunistic LargeCap Growth (Number of Shares)
Shares sold	34,418	83,613	134,037	978,074	118,147	225,599
Proceeds from shares issued in merger	—	260,860	—	294,101	—	2,834,516
Reinvestment of distributions	—	493	69,368	29,544	4,259	3,866
Shares redeemed	(33,205)	(233,810)	(1,690,358)	(7,868,207)	(554,072)	(1,386,799)
Net increase (decrease) in shares outstanding	1,213	111,156	(1,486,953)	(6,566,488)	(431,666)	1,677,182
Opportunistic LargeCap Growth ($)
Shares sold	$386,766	$977,275	$1,545,559	$11,185,278	$1,306,464	$2,620,412
Proceeds from shares issued in merger	—	2,856,192	—	3,220,605	—	30,774,830
Reinvestment of distributions	—	5,295	749,873	317,595	45,652	41,178
Shares redeemed	(367,159)	(2,637,192)	(18,674,244)	(92,737,170)	(5,892,943)	(15,618,037)
Net increase (decrease)	$19,607	$1,201,570	$(16,378,812)	$(78,013,692)	$(4,540,827)	$17,818,383

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Small Company (Number of Shares)
Shares sold	6,255,389	8,292,290	1,209,310	50,908
Reinvestment of distributions	4,962,617	4,011,153	25,696	17,941
Shares redeemed	(6,826,192)	(5,072,403)	(7,450)	(20,147)
Net increase in shares outstanding	4,391,814	7,231,040	1,227,556	48,702
Small Company ($)
Shares sold	$107,285,012	$166,568,181	$20,048,100	$1,037,570
Reinvestment of distributions	79,699,637	77,335,029	409,079	343,389
Shares redeemed	(112,311,684)	(104,467,481)	(133,294)	(411,463)
Net increase	$74,672,965	$139,435,729	$20,323,885	$969,496

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Opportunistic LargeCap Value (Number of Shares)
Shares sold	—	1	26,282	69,432	10,170	26,164
Reinvestment of distributions	1	—	1,629,562	171,661	269,654	24,430
Shares redeemed	—	—	(1,133,827)	(2,226,807)	(175,936)	(357,045)
Net increase (decrease) in shares outstanding	1	1	522,017	(1,985,714)	103,888	(306,451)
Opportunistic LargeCap Value ($)
Shares sold	$—	$16	$357,403	$1,122,023	$131,432	$427,278
Reinvestment of distributions	11	—	20,255,455	2,729,402	3,330,222	385,996
Shares redeemed	—	—	(15,486,431)	(36,232,111)	(2,401,907)	(5,740,720)
Net increase (decrease)	$11	$16	$5,126,427	$(32,380,686)	$1,059,747	$(4,927,446)
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Intermediate Bond (Number of Shares)
Shares sold	—	1	42,070,912	49,001,222	18,423,029	36,862,315
Proceeds from shares issued in merger	—	—	2,918,609	—	848,254	—
Reinvestment of distributions	—	—	4,038,072	6,365,573	2,214,874	2,943,179
Shares redeemed	—	—	(35,672,870)	(31,214,224)	(5,515,139)	(5,787,371)
Net increase in shares outstanding	—	1	13,354,723	24,152,571	15,971,018	34,018,123
Intermediate Bond ($)
Shares sold	$—	$13	$548,203,681	$650,399,991	$243,229,686	$486,271,739
Proceeds from shares issued in merger	—	—	37,264,333	—	10,751,281	—
Reinvestment of distributions	—	—	51,808,466	83,961,911	28,217,492	38,555,642
Shares redeemed	—	—	(465,506,554)	(414,573,638)	(70,931,162)	(76,141,712)
Net increase	$—	$13	$171,769,926	$319,788,264	$211,267,297	$448,685,669

	Class I
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Money Market (Number of Shares)
Shares sold	14,252,844	38,082,834
Reinvestment of distributions	6,003,955	4,428,411
Shares redeemed	(17,414,755)	(17,045,429)
Net increase in shares outstanding	2,842,044	25,465,816
Money Market ($)
Shares sold	$190,571,536	$503,402,892
Reinvestment of distributions	77,938,538	57,130,928
Shares redeemed	(228,019,890)	(226,091,022)
Net increase	$40,490,184	$334,442,798

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Global Science and Technology (Number of Shares)
Shares sold	1,690,772	3,234,547	3,896,091	115,132
Proceeds from shares issued in merger	—	—	24,911,193	—
Shares redeemed	(2,332,612)	(3,091,773)	(707,843)	(25,466)
Net increase (decrease) in shares outstanding	(641,840)	142,774	28,099,441	89,666
Global Science and Technology ($)
Shares sold	$8,267,092	$17,170,211	$19,575,254	$614,569
Proceeds from shares issued in merger	—	—	123,216,459	—
Shares redeemed	(11,289,586)	(15,261,016)	(3,527,148)	(132,451)
Net increase (decrease)	$(3,022,494)	$1,909,195	$139,264,565	$482,118

	Class ADV	Class I	Class S
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
International Index (Number of Shares)
Shares sold	301	32,718,028	255,781
Shares redeemed	—	(2,590,164)	(7,927)
Net increase in shares outstanding	301	30,127,864	247,854
International Index ($)
Shares sold	$3,010	$354,631,090	$2,724,773
Shares redeemed	—	(28,330,261)	(85,305)
Net increase	$3,010	$326,300,829	$2,639,468
	Class ADV	Class I	Class S
	March 10, 2008(1) to June 30, 2008	March 7, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
LBAB Index (Number of Shares)
Shares sold	1,244	5,315,907	1,201,466
Shares redeemed	(2)	(5,412)	(46,870)
Net increase in shares outstanding	1,242	5,310,495	1,154,596
LBAB Index ($)
Shares sold	$12,462	$53,149,379	$11,971,148
Shares redeemed	(19)	(54,001)	(465,644)
Net increase	$12,443	$53,095,378	$11,505,504
	Class ADV	Class I	Class S
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
RussellTM Large Cap Index (Number of Shares)
Shares sold	61,380	84,492,152	813,108
Shares redeemed	(95)	(2,727,338)	(126,604)
Net increase in shares outstanding	61,285	81,764,814	686,504
RussellTM Large Cap Index ($)
Shares sold	$657,699	$930,322,232	$8,822,515
Shares redeemed	(1,008)	(30,116,119)	(1,302,325)
Net increase	$656,691	$900,206,113	$7,520,190

(1) Commencement of operations

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class ADV	Class I	Class S
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
RussellTM Mid Cap Index (Number of Shares)
Shares sold	5,839	17,276,361	767,426
Shares redeemed	(11)	(2,775,749)	(69,580)
Net increase in shares outstanding	5,828	14,500,612	697,846
RussellTM Mid Cap Index ($)
Shares sold	$66,518	$192,995,161	$8,700,894
Shares redeemed	(131)	(31,586,090)	(759,060)
Net increase	$66,387	$161,409,071	$7,941,834
	Class ADV	Class I	Class S
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
RussellTM Small Cap Index (Number of Shares)
Shares sold	2,302	17,195,221	1,038,565
Shares redeemed	—	(2,946,255)	(300,976)
Net increase in shares outstanding	2,302	14,248,966	737,589
RussellTM Small Cap Index ($)
Shares sold	$26,078	$191,622,231	$11,745,263
Shares redeemed	—	(33,385,464)	(3,366,656)
Net increase	$26,078	$158,236,767	$8,378,607
	Class ADV	Class I	Class S
	January 28, 2008(1) to June 30, 2008	January 28, 2008(1) to June 30, 2008	January 28, 2008(1) to June 30, 2008
WisdomTreeSM Index (Number of Shares)
Shares sold	101	2,500,001	14,302,040
Shares redeemed	—	—	(63,504)
Net increase in shares outstanding	101	2,500,001	14,238,536
WisdomTreeSM Index ($)
Shares sold	$1,010	$25,000,010	$143,230,115
Shares redeemed	—	—	(639,733)
Net increase	$1,010	$25,000,010	$142,590,382

(1) Commencement of operations

NOTE 10 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios' Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Money Market) of the Portfolio's net assets, at market value, at time of purchase.

	Principal Security	Initial Acquision Amount	Date	Cost	Percent of Net Value	Assets
Balanced	Alpine III, 3.270%, due 08/16/14	$218,000	08/16/04	$218,073	$218,591	0.0%
	Alpine III, 3.670%, due 08/16/14	218,000	08/16/04	218,073	218,715	0.0%
	Alpine III, 5.470%, due 08/16/14	328,000	08/16/04	330,626	330,355	0.0%
	Alpine III, 8.720%, due 08/16/14	560,000	08/16/04	560,812	572,417	0.1%
	Hudson Mezzanine Funding, 3.206%, due 06/12/42	927,000	12/21/06	926,288	2,318	0.0%
				$2,253,872	$1,342,396	0.1%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES (continued)

	Principal Security	Initial Acquision Amount	Date	Cost	Percent of Net Value	Assets
Intermediate Bond	Alpine III, 3.270%, due 08/16/14	$1,006,000	08/16/04	$1,006,321	$1,008,729	0.0%
	Alpine III, 3.670%, due 08/16/14	1,006,000	08/16/04	1,006,321	1,009,301	0.0%
	Alpine III, 5.470%, due 08/16/14	1,507,000	08/16/04	1,520,846	1,517,820	0.0%
	Alpine III, 8.720%, due 08/16/14	2,576,000	08/16/04	2,602,683	2,633,118	0.1%
	Hudson Mezzanine Funding, 3.206%, due 06/12/42	6,265,000	12/21/06	6,260,186	15,663	0.0%
				$12,396,357	$6,184,631	0.1%

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon Corporation ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security, however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2008, the Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Value of Collateral
Balanced	$109,310,764	$113,272,479
Growth and Income	166,249,354	170,933,504
Opportunistic LargeCap Growth	22,285,178	23,054,407
Small Company	145,422,152	151,578,125
Opportunistic LargeCap Value	28,870,264	29,757,270
Intermediate Bond	766,718,238	780,560,923
Money Market	108,513,948	111,270,923
Global Science and Technology	40,776,757	42,407,785

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

Concentration (Global Science and Technology). The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (Intermediate Bond, Global Science and Technology and WisdomTreeSM Index). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

Index Strategy (International Index, LBAB Index, RussellTM Large Cap Index, RussellTM Mid Cap Index, RussellTM Small Cap Index and WisdomTreeSM Index). A Portfolio may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between a Portfolio and an index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of a Portfolio's shares.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Balanced	$60,979,330	$50,746,949	$42,494,750	$33,099,538
Growth and Income	—	—	39,670,514	—
Opportunistic LargeCap Growth	795,525	—	364,068	—
Small Company	5,859,597	74,249,119	10,265,009	67,413,409
Opportunistic LargeCap Value	2,605,175	20,980,668	3,115,416	—
Intermediate Bond	80,035,917	—	122,543,008	—
Money Market	77,938,538	—	57,130,928	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2007 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Dates
Balanced	$60,972,577	$50,744,407	$13,310,749	$(574,085)	2008
				(574,085)	2009
				$(1,148,170)*
Growth and Income	—	—	299,273,284	(1,077,057)	2008
				(1,077,056)	2009
				(1,745,504,149)	2010
				(63,082,574)	2011
				$(1,810,740,836)*
Opportunistic LargeCap Growth	790,454	—	5,924,373	(71,685,369)	2009
				(65,982,870)	2010
				(1,529,437)	2011
				$(139,197,676)*
Small Company	5,854,495	74,243,480	10,811,300	—	—
Opportunistic LargeCap Value	2,600,516	20,976,051	6,237,449	—	—
Intermediate Bond	80,001,470	—	(60,410,188)	—	—
Money Market	77,924,640	—	—	(616,847)	2008
				(3,715,968)	2009
				(169)	2011
				(244,520)	2012
				$(4,577,504)
Global Science and Technology	—	—	14,832,352	(11,940,884)	2009
				(15,534,432)	2010
				(4,912,495)	2011
				$(32,387,811)

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolio's major tax jurisdictions are federal, Arizona and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS (continued)

Under U.S. federal income tax law, as specified in the Internal Revenue Code (the "Code") and U.S. Treasury regulations, the Portfolios must meet various technical requirements relating to fund administration, portfolio investments, and "eligible investors" in the Portfolios. Complying with these requirements is a condition for beneficial tax treatment of certain insurance products that offer the Portfolios as investment options. The failure of the Portfolios to meet any of these complex requirements could result in an excise tax, administrative penalties imposed by the Internal Revenue Service, potential liability to insurers whose products include the Portfolios as investment options, and unanticipated costs associated with remedying a failure. It was disclosed in the Portfolio's Annual Report for the year ended December 31, 2006, that an affiliate of a Portfolio's investment adviser may have failed to limit the availability of Intermediate Bond for investment to "eligible investors" under the Code. Management has determined that it is more likely than not the Portfolio would sustain their tax position relative to this matter.

NOTE 14 — REORGANIZATIONS

On April 28, 2008, Global Science & Technology and Intermediate Bond, as listed below ("Acquiring Portfolios"), acquired the assets and certain liabilities of ING Global Technology Portfolio and ING Lord Abbett U.S. Government Securities Portfolio, also listed below ("Acquired Portfolios"), respectively, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Shares. Net assets and unrealized depreciation as of the reorganization date were as follows:

Acquiring Portfolios	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforwards (000's)	Acquired Portfolio Unrealized Depreciation (000's)	Conversion Ratio
Global	ING Global
Science & Technology
Technology	Portfolio	$123,216	$87,851	$—	$(128)	1.30
Intermediate Bond	ING Lord Abbett U.S Government Securities Portfolio	48,016	3,557,999	—	—	0.77

The net assets of Global Science & Technology and Intermediate Bond after the acquisitions were approximately $211,067,879 and $3,606,015,157, respectively.

On November 10, 2007, Growth and Income, as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of ING Fundamental Research Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Share Transactions. Net assets, acquired capital loss carryforwards and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforwards (000's)	Acquired Portfolio Unrealized Appreciation (000's)	Conversion Ratio
Growth and	ING Fundamental
Income	Research
	Portfolio
Class ADV	Class ADV	$2,802	$1	$99	$701	0.37
Class I	Class I	50,910	2,805,342	1,793	1,280	0.37
Class S	Class S	20,969	6,214	738	1,334	0.37
		$74,681	$2,811,557	$2,630	$3,315

The net assets of Growth and Income after the acquisition were approximately $2,886,238,230.

On January 15, 2007, Opportunistic LargeCap Growth, as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of ING Goldman Sachs Capital Growth Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS (continued)

Note 9 — Capital Share Transactions. Net assets, acquired capital loss carryforwards and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforwards (000's)	Acquired Portfolio Unrealized Appreciation (000's)	Conversion Ratio
Opportunistic	ING Goldman Sachs
LargeCap	Capital Growth
Growth	Portfolio
Class ADV	Class ADV	$2,856	$1	$740	$1,689	1.14
Class I	Class I	3,221	189,159	834	254	1.15
Class S	Class S	30,775	281	7,973	3,322	1.15
		$36,852	$189,441	$9,547	$5,265

The net assets of Opportunistic LargeCap Growth after the acquisition were approximately $226,292,711.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 16 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

The adviser and its affiliates ("ING") received informal and formal requests for information or subpoenas from the SEC, NASD, Attorney General for the State of New York ("NYAG") as well as certain other governmental agencies in connection with "late trading" activity and/or "market timing" activity in the Portfolios. ING agreed with the Portfolios to indemnify and hold harmless the Portfolios from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the U.S. Securities and Exchange Commission. In November, 2007, ING settled its indemnification commitments by making payments to the affected Portfolios. In connection with the settlement, ING paid $1,480 to Intermediate Bond.

NOTE 17 — LITIGATION

On December 12, 2003, Aeltus Investment Management, Inc. received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York in the matter of Enron Corp. v. Mass Mutual Life Insurance Co., et al. Among other defendants named in the Complaint are defendants ING VP Balanced Portfolio,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 17 — LITIGATION (continued)

and ING VP Bond Portfolio (the "Subject Portfolios"). As of August 6, 2004 the ING VP Bond Portfolio changed its name to the ING VP Intermediate Bond Portfolio. The Complaint alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code").

The Complaint seeks to recover from the defendants, including the Subject Portfolios, these transfers under the alternative but interrelated bankruptcy theories of preferential transfer and fraudulent conveyance. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale of ING VP Balanced Portfolio, Inc. of $23,181,757 of the Notes on or about October 29, 2001, and the sale by ING VP Bond Portfolio, Inc. of $24,963,125 of the Notes on or about October 29, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amount of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. If Enron proves up the elements of preferential transfer and/or fraudulent conveyance, these are strict liability theories of recovery.

The Subject Portfolios are part of a defense group of similarly-situated defendants. Along with those and other defendants, the Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546(e) of the Bankruptcy Code provides a complete defense.

The Bankruptcy Court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005. The Subject Portfolios have moved for leave to pursue an immediate appeal (the "Appeal") of the Bankruptcy Court's decision to the District Court.

On April 4, 2006, the Securities and Exchange Commission filed a memorandum in support of the Subject Portfolio's motion for leave with the district court. In addition, the U.S. Attorney's office, on behalf of the United States of America and the Department of Treasury as well as the Governor of the Federal Reserve Board has each filed statements of interest in support of the Appeal.

The discovery period has ended and experts have been identified. Settlements between plaintiff and various defendants, both large and small, have taken place and continue in the 40%-of-exposure range. Enron has settled with Lehman Brothers and their downstream investors for approximately 29.3% of their claim. The total cash that will be paid to Enron by this block of defendants is approximately $138 million and comprises approximately 42% of the total claims made in the litigation. Additionally, last year JPMorganChase settled with Enron on a global basis, including this lawsuit, for approximately $1 billion. Other smaller defendants have settled with Enron for varying amounts. The court is being informed of the settlements as they are reached. Expert depositions are expected to be taken through the second quarter of 2008.

On April 29, 2008, a motion for summary judgment brief was filed on behalf of ING Investment Management and the Funds that joins a plenary brief filed by Goldman Sachs in which the rest of the investor defendants will also join. In addition, a separate brief was filed on behalf of IIM and asserts the defenses unique to the investment advisor defendants; that they were merely conduits. Our reply brief was filed last month. The court will hear arguments on the motion late September, 2008.

Settlement talks continue with some of the remaining co-defendants. Historically, the range of settlement figures has been between 25 - 40% of face value and we have been determined to defend the case vigorously since that would mean a payment of approximately $12,000,000 - 19,200,000. However, there is a group of defendants who are planning to mediate with Enron just prior to the summary judgment argument and it is expected that they will negotiate a settlement of approximately 15 - 16% of face value. For IIM and the Funds, that would mean a payment of approximately $7,200,000 - $7,700,000. In the next month, we will give consideration to whether that may be a wise financial decision based on the marked increase in fees that would occur if some of our co-defendants settle since we currently split fees with them. It is believed that the facts and the weight of legal authority continue in our favor and the briefs are strong.

NOTE 18 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2008, the following Portfolio declared dividends of:

Per Share Type	Amount	Payable Date	Record Date
LBAB Index
Class ADV NII	$0.0691	July 3, 2008	June 30, 2008
Class I NII	0.0757	July 3, 2008	June 30, 2008
Class S NII	0.0740	July 3, 2008	June 30, 2008

NII — Net investment income

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 62.3%
		Advertising: 0.5%
2,000	@	Getty Images, Inc.	$67,860
185,400	@,L	Interpublic Group of Cos., Inc.	1,594,440
360	@	inVentiv Health, Inc.	10,004
52,800	L	Omnicom Group	2,369,664
			4,041,968
		Aerospace/Defense: 1.9%
3,500	@,L	Alliant Techsystems, Inc.	355,880
5,730	@,L	BE Aerospace, Inc.	133,452
84,400		Boeing Co.	5,546,768
1,600	L	Cubic Corp.	35,648
1,020		Curtiss-Wright Corp.	45,635
1,000	L	DRS Technologies, Inc.	78,720
2,390	@	Esterline Technologies Corp.	117,731
49,200		Goodrich Corp.	2,335,032
38,800		Lockheed Martin Corp.	3,828,008
560	@,L	Moog, Inc.	20,854
29,600		Northrop Grumman Corp.	1,980,240
2,400	@,L	Orbital Sciences Corp.	56,544
3,100	@,L	Teledyne Technologies, Inc.	151,249
33,510		United Technologies Corp.	2,067,567
			16,753,328

Shares			Value
		Agriculture: 1.2%
5,500	@,L	Alliance One International, Inc.	$28,105
95,500		Altria Group, Inc.	1,963,480
1,390		Andersons, Inc.	56,587
57,100		Archer-Daniels-Midland Co.	1,927,125
93,200		Philip Morris International, Inc.	4,603,148
45,000		Reynolds American, Inc.	2,100,150
2,300		Universal Corp.	104,006
			10,782,601
		Airlines: 0.0%
6,965		Skywest, Inc.	88,107
			88,107
		Apparel: 0.7%
59,300	@	Coach, Inc.	1,712,584
2,640	@,L	CROCS, Inc.	21,146
1,040	@,L	Deckers Outdoor Corp.	144,768
7,070	@,L	Iconix Brand Group, Inc.	85,406
1,000	@,L	Maidenform Brands, Inc.	13,500
47,900		Nike, Inc.	2,855,319
900		Oxford Industries, Inc.	17,235
1,600	@,L	Perry Ellis International, Inc.	33,952
2,100	@,L	Quiksilver, Inc.	20,622
3,870	@,L	Skechers USA, Inc.	76,471
15,800		VF Corp.	1,124,644
1,800	@,L	Volcom, Inc.	43,074
4,000	@,L	Warnaco Group, Inc.	176,280
4,400		Wolverine World Wide, Inc.	117,348
			6,442,349
		Auto Manufacturers: 0.0%
4,600	L	Oshkosh Truck Corp.	95,174
10	L	Wabash National Corp.	76
			95,250
		Auto Parts & Equipment: 0.5%
1,500	L	ArvinMeritor, Inc.	18,720
8,700	L	BorgWarner, Inc.	386,106
37,400	@,L	Goodyear Tire & Rubber Co.	666,842
100,100		Johnson Controls, Inc.	2,870,868
5,600	@,L	Lear Corp.	79,408
4,300		Superior Industries International	72,584
			4,094,528
		Banks: 1.8%
9,820	L	Bank Mutual Corp.	98,593
129,100		Bank of America Corp.	3,081,617
3,600	L	Bank of Hawaii Corp.	172,080
81,200		Bank of New York Mellon Corp.	3,071,796
23,900		BB&T Corp.	544,203
1,500	L	Boston Private Financial Holdings, Inc.	8,505
26,700	L	Capital One Financial Corp.	1,014,867
7,650	L	Cascade Bancorp.	58,905
10,500	L	Cathay General Bancorp.	114,135

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Banks (continued)
5,390	L	Central Pacific Financial Corp.	$57,457
1,939	L	Commerce Bancshares, Inc.	76,901
1,600		Community Bank System, Inc.	32,992
2,000	L	Corus Bankshares, Inc.	8,320
4,762	L	East-West Bancorp., Inc.	33,620
23,300		Fifth Third Bancorp.	237,194
1,200		First Financial Bankshares, Inc.	54,972
5,800	L	First Midwest Bancorp., Inc.	108,170
4,800	L	FirstMerit Corp.	78,288
1,186	L	Frontier Financial Corp.	10,105
5,480	L	Glacier Bancorp., Inc.	87,625
5,600	L	Hanmi Financial Corp.	29,176
17,397	L	Marshall & Ilsley Corp.	266,696
1,090		Nara Bancorp., Inc.	11,696
3,990	L	National Penn Bancshares, Inc.	52,987
14,757		Northern Trust Corp.	1,011,887
1,100	L	PacWest Bancorp	16,368
2,500	L	Prosperity Bancshares, Inc.	66,825
5,400	L	Provident Bankshares Corp.	34,452
89,100	L	Regions Financial Corp.	972,081
1,160	@,L	Signature Bank	29,882
24,900		State Street Corp.	1,593,351
2,100	L	Sterling Bancorp.	25,095
3,990		Sterling Financial Corp.	16,519
740	L	Susquehanna Bancshares, Inc.	10,131
1,200	@,L	SVB Financial Group	57,732
5,600	L	Trustco Bank Corp.	41,552
9,730	L	UCBH Holdings, Inc.	21,893
300	L	UMB Financial Corp.	15,381
1,000	L	United Community Banks, Inc.	8,530
10,400		Webster Financial Corp.	193,440
39,200		Wells Fargo & Co.	931,000
5,200	L	Whitney Holding Corp.	95,160
10,700	L	Wilmington Trust Corp.	282,908
3,390	L	Wintrust Financial Corp.	80,852
43,100	L	Zions Bancorp.	1,357,219
			16,173,158
		Beverages: 0.9%
580	@,L	Boston Beer Co., Inc.	23,594
113,700		Coca-Cola Co.	5,910,126
900	@,L	Green Mountain Coffee Roasters, Inc.	33,813
2,500	@,L	Hansen Natural Corp.	72,050
55,800		Pepsi Bottling Group, Inc.	1,557,936
12,700		PepsiAmericas, Inc.	251,206
4,100		PepsiCo, Inc.	260,719
			8,109,444
		Biotechnology: 0.9%
81,200	@	Amgen, Inc.	3,829,392
20,800	@	Biogen Idec, Inc.	1,162,512
14,800	@,L	Celgene Corp.	945,276

Shares			Value
500	@,L	Charles River Laboratories International, Inc.	$31,960
3,000	@,L	Enzo Biochem, Inc.	33,660
28,600	@	Gilead Sciences, Inc.	1,514,370
6,400	@	Invitrogen Corp.	251,264
1,820	@,L	Martek Biosciences Corp.	61,352
2,600	@	PDL BioPharma, Inc.	27,612
3,980	@,L	Regeneron Pharmaceuticals, Inc.	57,471
5,000	@,L	Vertex Pharmaceuticals, Inc.	167,350
			8,082,219
		Building Materials: 0.1%
600	L	Apogee Enterprises, Inc.	9,696
2,720	@,L	Drew Industries, Inc.	43,384
6,804		Gibraltar Industries, Inc.	108,660
3,100	L	Lennox International, Inc.	89,776
3,800	@,L	NCI Building Systems, Inc.	139,574
2,096	L	Quanex Building Products Corp.	31,147
30	L	Simpson Manufacturing Co., Inc.	712
680	L	Texas Industries, Inc.	38,168
1,100	L	Universal Forest Products, Inc.	32,956
			494,073
		Chemicals: 1.8%
7,600		Air Products & Chemicals, Inc.	751,336
5,200		Airgas, Inc.	303,628
800	L	Albemarle Corp.	31,928
2,400	L	Cabot Corp.	58,344
1,800	L	CF Industries Holdings, Inc.	275,040
4,100		Cytec Industries, Inc.	223,696
16,300		Dow Chemical Co.	569,033
90,000		EI Du Pont de Nemours & Co.	3,860,100
300		FMC Corp.	23,232
4,190	L	HB Fuller Co.	94,024
45,700		Hercules, Inc.	773,701
8,100	L	International Flavors & Fragrances, Inc.	316,386
6,200		Lubrizol Corp.	287,246
3,950	L	Minerals Technologies, Inc.	251,181
32,700		Monsanto Co.	4,134,588
1,260	L	NewMarket Corp.	83,450
7,900	L	Olin Corp.	206,822
1,770	@,L	OM Group, Inc.	58,038
3,250	@,L	PolyOne Corp.	22,653
2,705		Quaker Chemical Corp.	72,115
5,000		Rohm & Haas Co.	232,200
7,700	L	RPM International, Inc.	158,620
2,670	L	Schulman A, Inc.	61,490
50,900	L	Sigma-Aldrich Corp.	2,741,474
3,800	L	Terra Industries, Inc.	187,530
3,200	L	Tronox, Inc.	9,664
1,200		Valspar Corp.	22,692
1,200		Zep, Inc.	17,856
			15,828,067

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Coal: 0.1%
5,300		Arch Coal, Inc.	$397,659
3,570	L	Massey Energy Co.	334,688
1,300	@,L	Patriot Coal Corp.	199,277
			931,624
		Commercial Services: 0.9%
500	L	Aaron Rents, Inc.	11,165
1,400	L	Administaff, Inc.	39,046
4,800	@,L	Alliance Data Systems Corp.	271,440
1,900	@,L	AMN Healthcare Services, Inc.	32,148
11,000	@	Apollo Group, Inc. - Class A	486,860
2,560	L	Arbitron, Inc.	121,600
800	@,L	Bankrate, Inc.	31,256
5,436	L	Bowne & Co., Inc.	69,309
4,700	@,L	Career Education Corp.	68,667
1,500	L	CDI Corp.	38,160
1,000	L	Chemed Corp.	36,610
3,000	@	ChoicePoint, Inc.	144,600
300	@,L	Consolidated Graphics, Inc.	14,781
1,000		Corporate Executive Board Co.	42,050
4,800	@,L	Cross Country Healthcare, Inc.	69,168
2,400	L	DeVry, Inc.	128,688
2,800	@,L	Gartner, Inc.	58,016
1,200		Global Payments, Inc.	55,920
35,500		H&R Block, Inc.	759,700
3,600	@,L	Healthspring, Inc.	60,768
2,000	L	Heidrick & Struggles International, Inc.	55,280
3,420		Hillenbrand, Inc.	73,188
2,500	@,L	ITT Educational Services, Inc.	206,575
600	@,L	Kendle International, Inc.	21,798
7,800	@,L	Korn/Ferry International	122,694
2,180	@,L	Live Nation, Inc.	23,064
6,100		Manpower, Inc.	355,264
2,900	L	MAXIMUS, Inc.	100,978
11,400	@,L	MPS Group, Inc.	121,182
6,400	@,L	Navigant Consulting, Inc.	125,184
6,100	@,L	On Assignment, Inc.	48,922
650	@,L	Parexel International Corp.	17,102
2,600		Pharmaceutical Product Development, Inc.	111,540
700	@,L	Pharmanet Development Group	11,039
900	@,L	Pre-Paid Legal Services, Inc.	36,558
3,400	@,L	Quanta Services, Inc.	113,118
4,800	@,L	Rent-A-Center, Inc.	98,736
15,900	L	Robert Half International, Inc.	381,123
9,000	L	Rollins, Inc.	133,380
61,800		RR Donnelley & Sons Co.	1,834,842
10,600		Service Corp. International	104,516
700	L	Strayer Education, Inc.	146,349
4,540	@,L	TrueBlue, Inc.	59,973

Shares			Value
1,200	@,L	United Rentals, Inc.	$23,532
7,800	@,L	Valassis Communications, Inc.	97,656
1,650	@,L	Volt Information Sciences, Inc.	19,652
3,300		Watson Wyatt Worldwide, Inc.	174,537
11,800		Western Union Co.	291,696
			7,449,430
		Computers: 3.9%
37,700	@,L	Affiliated Computer Services, Inc.	2,016,573
700	@,L	Ansoft Corp.	25,480
30,100	@	Apple, Inc.	5,039,944
2,590	@,L	CACI International, Inc.	118,544
13,500	@,L	Cadence Design Systems, Inc.	136,350
4,000	@,L	Ciber, Inc.	24,840
175,500	@	Dell, Inc.	3,839,940
3,000		Diebold, Inc.	106,740
1,700	@,L	DST Systems, Inc.	93,585
45,200	@	EMC Corp.	663,988
188,200		Hewlett-Packard Co.	8,320,322
88,700		International Business Machines Corp.	10,513,611
39,300	@,L	Lexmark International, Inc.	1,313,799
3,800	@	Mentor Graphics Corp.	60,040
6,274	@,L	Micros Systems, Inc.	191,294
1,640	L	MTS Systems Corp.	58,843
10,700	@	NCR Corp.	269,640
2,700	@,L	Radiant Systems, Inc.	28,971
4,470	@,L	Radisys Corp.	40,498
750	@	SI International, Inc.	15,705
2,200	@,L	SRA International, Inc.	49,412
1,400	@,L	Synaptics, Inc.	52,822
9,100	@,L	Synopsys, Inc.	217,581
12,600	@	Teradata Corp.	291,564
10,300	@,L	Western Digital Corp.	355,659
			33,845,745
		Cosmetics/Personal Care: 0.9%
23,600		Avon Products, Inc.	850,072
1,800	@,L	Chattem, Inc.	117,090
112,092		Procter & Gamble Co.	6,816,315
			7,783,477
		Distribution/Wholesale: 0.2%
6,360	@,L	Brightpoint, Inc.	46,428
2,900	L	Fastenal Co.	125,164
4,670	@,L	Fossil, Inc.	135,757
16,800	@	Ingram Micro, Inc.	298,200
9,020	@,L	LKQ Corp.	162,991
3,860	L	Owens & Minor, Inc.	176,363
820	@,L	Scansource, Inc.	21,943
6,200	@	Tech Data Corp.	210,118
3,020	@,L	United Stationers, Inc.	111,589
1,000	L	Watsco, Inc.	41,800
			1,330,353

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Diversified Financial Services: 2.5%
1,240	@,L	Affiliated Managers Group, Inc.	$111,674
7,800		American Express Co.	293,826
1,700	@,L	AmeriCredit Corp.	14,654
160,100		Citigroup, Inc.	2,683,276
26,200	L	Countrywide Financial Corp.	111,350
96,100		Discover Financial Services	1,265,637
2,400	L	Eaton Vance Corp.	95,424
50,500	L	Federal National Mortgage Association	985,255
3,680	L	Financial Federal Corp.	80,813
31,650		Goldman Sachs Group, Inc.	5,535,585
3,200	@	IntercontinentalExchange, Inc.	364,800
1,850	@	Investment Technology Group, Inc.	61,901
118,500		JPMorgan Chase & Co.	4,065,735
3,040	@,L	LaBranche & Co., Inc.	21,523
23,700	L	Lehman Brothers Holdings, Inc.	469,497
59,400	L	Merrill Lynch & Co., Inc.	1,883,574
76,100		Morgan Stanley	2,744,927
3,000	L	National Financial Partners Corp.	59,460
21,500	L	NYSE Euronext	1,089,190
2,600		OptionsXpress Holdings, Inc.	58,084
2,280	@,L	Portfolio Recovery Associates, Inc.	85,500
7,400		Raymond James Financial, Inc.	195,286
3,780	L	SWS Group, Inc.	62,786
1,000	@,L	World Acceptance, Corp.	33,670
			22,373,427
		Electric: 2.5%
121,700		American Electric Power Co., Inc.	4,895,991
16,900	@	Aquila, Inc.	63,713
4,900		Avista Corp.	105,154
700	L	Central Vermont Public Service Corp.	13,559
83,300	L	Dominion Resources, Inc.	3,955,917
13,300	L	DPL, Inc.	350,854
64,100	L	DTE Energy Co.	2,720,404
142,600		Duke Energy Corp.	2,478,388
97,100		Edison International	4,988,998
6,000	@,L	El Paso Electric Co.	118,800
6,900		Energy East Corp.	170,568
12,500	L	Hawaiian Electric Industries	309,125
13,200		MDU Resources Group, Inc.	460,152
1,500		Northeast Utilities	38,295
2,700		OGE Energy Corp.	85,617
37,100		Pepco Holdings, Inc.	951,615
5,100		Puget Energy, Inc.	122,349
4,700		SCANA Corp.	173,900
500		Wisconsin Energy Corp.	22,610
			22,026,009

Shares			Value
		Electrical Components & Equipment: 0.1%
	4,100	Ametek, Inc.	$193,602
1,600	L	Belden CDT, Inc.	54,208
1,100	@,L	Energizer Holdings, Inc.	80,399
5,800	L	Hubbell, Inc.	231,246
800	@	Littelfuse, Inc.	25,240
			584,695
		Electronics: 1.5%
63,400	@	Agilent Technologies, Inc.	2,253,236
2,400	L	Amphenol Corp.	107,712
900	L	Analogic Corp.	56,763
7,300		Applera Corp.-Applied Biosystems Group	244,404
8,900	@,L	Arrow Electronics, Inc.	273,408
8,200	@	Avnet, Inc.	223,696
7,860	@,L	Benchmark Electronics, Inc.	128,432
4,700		Brady Corp.	162,291
2,370	@,L	Checkpoint Systems, Inc.	49,486
8,874		CTS Corp.	89,184
2,660	@,L	Cymer, Inc.	71,501
2,150	@,L	Dionex Corp.	142,696
2,100	@,L	Faro Technologies, Inc.	52,857
4,770	@,L	Flir Systems, Inc.	193,519
1,350	@,L	II-VI, Inc.	47,142
1,200	@,L	Itron, Inc.	118,020
69,800		Jabil Circuit, Inc.	1,145,418
3,410	@,L	LoJack Corp.	27,144
4,800	L	Methode Electronics, Inc.	50,160
7,600		National Instruments Corp.	215,612
44,800		PerkinElmer, Inc.	1,247,680
1,470	@,L	Plexus Corp.	40,690
2,100	@,L	Rogers Corp.	78,939
4,100		Technitrol, Inc.	69,659
42,300	@	Thermo Electron Corp.	2,357,379
2,000	@,L	Thomas & Betts Corp.	75,700
4,304	@,L	Trimble Navigation Ltd.	153,653
5,123	@,L	TTM Technologies, Inc.	67,675
38,600	@@	Tyco Electronics Ltd.	1,382,652
2,300	@,L	Varian, Inc.	117,438
9,800	@	Vishay Intertechnology, Inc.	86,926
24,325	@	Waters Corp.	1,568,963
680	L	Woodward Governor Co.	24,249
			12,924,284
		Engineering & Construction: 0.3%
6,910	@,L	EMCOR Group, Inc.	197,142
10,300	L	Fluor Corp.	1,916,624
2,800		Granite Construction, Inc.	88,284
9,200		KBR, Inc.	321,172
3,480	@	Shaw Group, Inc.	215,029
1,920	@	URS Corp.	80,582
			2,818,833
		Entertainment: 0.0%
3,500	@	DreamWorks Animation SKG, Inc.	104,335
4,500	L	International Speedway Corp.	175,635

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Entertainment (continued)
2,600	@,L	Macrovision Solutions Corp.	$38,896
1,100	@,L	Scientific Games Corp.	32,582
2,800	@,L	Shuffle Master, Inc.	13,832
			365,280
		Environmental Control: 0.2%
125,700	@	Allied Waste Industries, Inc.	1,586,334
5,000	@,L	Darling International, Inc.	82,600
3,000		Republic Services, Inc.	89,100
3,350	@,L	Waste Connections, Inc.	106,966
			1,865,000
		Food: 1.0%
34,700		ConAgra Foods, Inc.	669,016
3,100		Corn Products International, Inc.	152,241
3,300	L	Flowers Foods, Inc.	93,522
22,317		General Mills, Inc.	1,356,204
960	@,L	Great Atlantic & Pacific Tea Co.	21,907
3,720	@,L	Hain Celestial Group, Inc.	87,346
1,379		Hormel Foods Corp.	47,727
38,400		Kellogg Co.	1,843,968
740	L	Nash Finch Co.	25,360
2,510	@,L	Ralcorp Holdings, Inc.	124,094
6,502	L	Ruddick Corp.	223,084
900	L	Sanderson Farms, Inc.	31,068
215,600		Sara Lee Corp.	2,641,100
23,800		Supervalu, Inc.	735,182
2,700	@,L	TreeHouse Foods, Inc.	65,502
9,700		WM Wrigley Jr. Co.	754,466
			8,871,787
		Forest Products & Paper: 0.0%
8,200	@,L	Buckeye Technologies, Inc.	69,372
4,280	L	Rock-Tenn Co.	128,357
1,639	L	Temple-Inland, Inc.	18,472
			216,201
		Gas: 0.2%
4,640		Atmos Energy Corp.	127,925
5,530		Energen Corp.	431,506
4,650	L	New Jersey Resources Corp.	151,823
1,360	L	Northwest Natural Gas Co.	62,914
4,300	L	Piedmont Natural Gas Co.	112,488
1,400		South Jersey Industries, Inc.	52,304
5,510		Southern Union Co.	148,880
8,270		UGI Corp.	237,432
34	L	Vectren Corp.	1,061
8,800		WGL Holdings, Inc.	305,712
			1,632,045
		Hand/Machine Tools: 0.3%
2,900	L	Baldor Electric Co.	101,442
2,600	L	Kennametal, Inc.	84,630
3,600		Lincoln Electric Holdings, Inc.	283,320
3,400		Regal-Beloit Corp.	143,650

Shares			Value
13,300		Snap-On, Inc.	$691,733
19,300		Stanley Works	865,219
			2,169,994
		Healthcare-Products: 1.8%
490	@,L	Abaxism, Inc.	11,824
3,400	@,L	Affymetrix, Inc.	34,986
2,290	@,L	Arthrocare Corp.	93,455
600	L	Beckman Coulter, Inc.	40,518
90,800	@	Boston Scientific Corp.	1,115,932
1,350	L	Cooper Cos., Inc.	50,153
1,070	@	Cyberonics	23,219
10,144		Densply International, Inc.	373,299
2,900	@,L	Edwards Lifesciences Corp.	179,916
5,000	@	Gen-Probe, Inc.	237,400
3,800	@,L	Henry Schein, Inc.	195,966
1,100	L	Hill-Rom Holdings, Inc.	29,678
8,804	@,L	Hologic, Inc.	191,927
2,880	@,L	ICU Medical, Inc.	65,894
3,902	@,L	Idexx Laboratories, Inc.	190,183
3,400	@,L	Immucor, Inc.	87,992
3,000		Invacare Corp.	61,320
36,800		Johnson & Johnson	2,367,712
2,190	@,L	Kensey Nash Corp.	70,190
2,690	@,L	Kinetic Concepts, Inc.	107,358
111,600		Medtronic, Inc.	5,775,300
1,620	L	Mentor Corp.	45,068
1,800	L	Meridian Bioscience, Inc.	48,456
3,700	@,L	Merit Medical Systems, Inc.	54,390
2,300	@	Osteotech, Inc.	13,087
52,100	@,L	Patterson Cos., Inc.	1,531,219
830	@,L	PSS World Medical, Inc.	13,529
1,700	@,L	Resmed, Inc.	60,758
57,300	@	St. Jude Medical, Inc.	2,342,424
300	@,L	SurModics, Inc.	13,452
2,800	@	Techne Corp.	216,692
300	L	Vital Signs, Inc.	17,034
890		West Pharmaceutical Services, Inc.	38,519
			15,698,850
		Healthcare-Services: 0.5%
27,400		Aetna, Inc.	1,110,522
1,930	@,L	Amedisys, Inc.	97,311
4,290	@,L	AMERIGROUP Corp.	89,232
2,800	@,L	Amsurg Corp.	68,180
2,100	@,L	Apria Healthcare Group, Inc.	40,719
3,300	@,L	Centene Corp.	55,407
8,600		Cigna Corp.	304,354
14,400	@,L	Health Management Associates, Inc.	93,744
7,500	@	Health Net, Inc.	180,450
2,340	@,L	Healthways, Inc.	69,264
1,000	@,L	Kindred Healthcare, Inc.	28,760
26,800	@	Laboratory Corp. of America Holdings	1,866,084
3,100	@,L	LifePoint Hospitals, Inc.	87,730
4,100	@,L	Lincare Holdings, Inc.	116,440
1,900	@,L	Molina Healthcare, Inc.	46,246
3,830	@,L	Pediatrix Medical Group, Inc.	188,551

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services (continued)
900	@,L	RehabCare Group, Inc.	$14,427
790	@,L	Res-Care, Inc.	14,046
1,800	@	WellCare Health Plans, Inc.	65,070
			4,536,537
		Home Builders: 0.2%
5,600	@,L	Champion Enterprises, Inc.	32,760
4,400	@,L	Hovnanian Enterprises, Inc.	24,112
56,000	L	Lennar Corp.	691,040
2,320		M/I Homes, Inc.	36,494
2,700	L	MDC Holdings, Inc.	105,462
400	@,L	NVR, Inc.	200,032
2,400	L	Ryland Group, Inc.	52,344
1,177	L	Thor Industries, Inc.	25,023
9,600	@,L	Toll Brothers, Inc.	179,808
			1,347,075
		Home Furnishings: 0.0%
3,580	L	Ethan Allen Interiors, Inc.	88,068
10,500	L	Furniture Brands International, Inc.	140,280
1,000	@,L	Universal Electronics, Inc.	20,900
			249,248
		Household Products/Wares: 0.8%
9,500	L	American Greetings Corp.	117,230
2,400	L	Blyth, Inc.	28,872
2,940	@,L	Central Garden & Pet Co.	12,054
42,300		Clorox Co.	2,208,060
74,900		Kimberly-Clark Corp.	4,477,522
3,700	@,L	Spectrum Brands, Inc.	9,435
4,400	L	Tupperware Corp.	150,568
500		WD-40 Co.	14,625
			7,018,366
		Housewares: 0.0%
870	L	Libbey, Inc.	6,473
3,860	L	Toro Co.	128,422
			134,895
		Insurance: 2.7%
44,600	@@	ACE Ltd.	2,457,014
33,500		Aflac, Inc.	2,103,800
11,375		American Financial Group, Inc.	304,281
114,000		American International Group, Inc.	3,016,440
6,099		Arthur J. Gallagher & Co.	146,986
12,100		Assurant, Inc.	798,116
3,500	L	Brown & Brown, Inc.	60,865
64,700		Chubb Corp.	3,170,947
4,220		Delphi Financial Group	97,651
5,070	@@	Everest Re Group Ltd.	404,130
804	L	Fidelity National Title Group, Inc.	10,130
2,000		First American Corp.	52,800
3,669		Hanover Insurance Group, Inc.	155,933
30,127		Hartford Financial Services Group, Inc.	1,945,300

Shares			Value
10,000		HCC Insurance Holdings, Inc.	$211,400
1,800	L	Horace Mann Educators Corp.	25,236
73,550	L	Metlife, Inc.	3,881,234
1,760	@,L	Navigators Group, Inc.	95,128
5,500	@	Philadelphia Consolidated Holding Co.	186,835
1,570	L	Presidential Life Corp.	24,209
1,600	@,L	ProAssurance Corp.	76,976
4,200		Protective Life Corp.	159,810
13,900	L	Prudential Financial, Inc.	830,386
2,480		RLI Corp.	122,686
2,200		Safety Insurance Group, Inc.	78,430
6,060	L	Selective Insurance Group	113,686
4,300	L	Stancorp Financial Group, Inc.	201,928
1,960		Tower Group, Inc.	41,532
58,500		Travelers Cos., Inc.	2,538,900
2,280	L	United Fire & Casualty Co.	61,400
1,100	L	Unitrin, Inc.	30,327
9,650		WR Berkley Corp.	233,144
700		Zenith National Insurance Corp.	24,612
			23,662,252
		Internet: 0.9%
4,600	@,L	Amazon.com, Inc.	337,318
5,900	@,L	Avocent Corp.	109,740
2,420	@,L	Blue Coat Systems, Inc.	34,146
2,240	@,L	Blue Nile, Inc.	95,245
2,811	@,L	Cybersource Corp.	47,028
2,380	@,L	DealerTrack Holdings, Inc.	33,582
1,800	@,L	Digital River, Inc.	69,444
25,500	@	eBay, Inc.	696,915
36,100	@,L	Expedia, Inc.	663,518
800	@	F5 Networks, Inc.	22,736
5,700	@	Google, Inc.-Class A	3,000,594
1,730	@,L	Infospace, Inc.	14,411
4,900	@,L	j2 Global Communications, Inc.	112,700
1,100	@,L	Knot, Inc.	10,758
5,675	@,L	McAfee, Inc.	193,120
2,600	@,L	NetFlix, Inc.	67,782
1,940	L	Nutri/System, Inc.	27,432
3,840	@,L	Perficient, Inc.	37,094
6,280	@,L	Secure Computing Corp.	25,999
3,150	@,L	Stamps.com, Inc.	39,312
83,100	@	Symantec Corp.	1,607,985
4,700	L	United Online, Inc.	47,141
4,000	@,L	Valueclick, Inc.	60,600
4,860	@,L	Websense, Inc.	81,842
24,700	@,L	Yahoo!, Inc.	510,302
			7,946,744
		Investment Companies: 0.0%
7,300	L	Apollo Investment Corp.	104,609
			104,609
		Iron/Steel: 0.4%
1,600		Carpenter Technology Corp.	69,840
2,760		Cleveland-Cliffs, Inc.	328,964

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Iron/Steel (continued)
27,400		Nucor Corp.	$2,045,958
500	L	Olympic Steel, Inc.	37,960
4,400		Reliance Steel & Aluminum Co.	339,196
4,900		Steel Dynamics, Inc.	191,443
2,000		United States Steel Corp.	369,560
			3,382,921
		Leisure Time: 0.0%
5,030	L	Brunswick Corp.	53,318
10,800	L	Callaway Golf Co.	127,764
3,650	L	Polaris Industries, Inc.	147,387
2,100	@,L	WMS Industries, Inc.	62,517
			390,986
		Machinery-Construction & Mining: 0.5%
41,500		Caterpillar, Inc.	3,063,530
4,500		Joy Global, Inc.	341,235
24,200	@	Terex Corp.	1,243,154
			4,647,919
		Machinery-Diversified: 0.3%
5,200	@,L	AGCO Corp.	272,532
3,300	L	Applied Industrial Technologies, Inc.	79,761
800	L	Briggs & Stratton Corp.	10,144
3,250	L	Cognex Corp.	74,913
3,600		Flowserve Corp.	492,120
3,900	@	Gardner Denver, Inc.	221,520
8,073		Graco, Inc.	307,339
6,000	L	IDEX Corp.	221,040
2,100	@,L	Intevac, Inc.	23,688
300	L	Lindsay Manufacturing Co.	25,491
2,500	L	Nordson Corp.	182,225
1,950		Robbins & Myers, Inc.	97,247
4,200		Roper Industries, Inc.	276,696
3,600	L	Wabtec Corp.	175,032
4,700	@,L	Zebra Technologies Corp.	153,408
			2,613,156
		Media: 0.9%
26,800		Clear Channel Communications, Inc.	943,360
46,100	@	DIRECTV Group, Inc.	1,194,451
1,000	L	Factset Research Systems, Inc.	56,360
1,500	L	Media General, Inc.	17,925
124,146		News Corp.-Class A	1,867,156
3,800	@,L	Scholastic Corp.	108,908
25,200	@	Viacom-Class B	769,608
101,500		Walt Disney Co.	3,166,800
			8,124,568
		Metal Fabricate/Hardware: 0.1%
1,600	L	AM Castle & Co.	45,776
2,300		Commercial Metals Co.	86,710
500		Lawson Products	12,390
3,900	L	Mueller Industries, Inc.	125,580
1,500		Timken Co.	49,410
380		Valmont Industries, Inc.	39,630
8,400	L	Worthington Industries	172,200
			531,696

Shares			Value
		Mining: 0.4%
1,000	L	Amcol International Corp.	$28,460
500	@,L	Brush Engineered Materials, Inc.	12,210
1,000	@,L	Century Aluminum Co.	66,490
26,000		Freeport-McMoRan Copper & Gold, Inc.	3,046,940
700	@,L	RTI International Metals, Inc.	24,934
			3,179,034
		Miscellaneous Manufacturing: 3.2%
3,960		Acuity Brands, Inc.	190,397
2,300	L	AO Smith Corp.	75,509
7,339	L	Aptargroup, Inc.	307,871
2,300	L	Barnes Group, Inc.	53,107
2,800		Brink's Co.	183,176
2,430	@,L	Ceradyne, Inc.	83,349
2,700		Clarcor, Inc.	94,770
25,400	L	Cooper Industries Ltd.	1,003,300
6,700		Crane Co.	258,151
2,400	L	Donaldson Co., Inc.	107,136
75,500		Dover Corp.	3,651,935
41,700		Eaton Corp.	3,543,249
3,250	@,L	EnPro Industries, Inc.	121,355
359,015		General Electric Co.	9,582,095
2,600	@,L	Griffon Corp.	22,776
2,800		Harsco Corp.	152,348
42,300		Honeywell International, Inc.	2,126,844
67,900		Leggett & Platt, Inc.	1,138,683
1,000	@	Lydall, Inc.	12,550
3,200	L	Matthews International Corp.-Class A	144,832
3,100	L	Myers Industries, Inc.	25,265
32,100	L	Parker Hannifin Corp.	2,289,372
6,100	L	Pentair, Inc.	213,622
2,400		SPX Corp.	316,152
1,806		Teleflex, Inc.	100,396
51,600		Textron, Inc.	2,473,188
2,000	L	Tredegar Corp.	29,400
			28,300,828
		Office Furnishings: 0.0%
5,602	L	Herman Miller, Inc.	139,434
6,200	L	HNI, Corp.	109,492
			248,926
		Office/Business Equipment: 0.3%
61,100		Pitney Bowes, Inc.	2,083,510
29,800		Xerox Corp.	404,088
			2,487,598
		Oil & Gas: 9.6%
42,800		Anadarko Petroleum Corp.	3,203,152
27,600		Apache Corp.	3,836,400
2,410	@,L	Atwood Oceanics, Inc.	299,659
860	@,L	Bill Barrett Corp.	51,093
4,340		Cabot Oil & Gas Corp.	293,948
16,800		Chesapeake Energy Corp.	1,108,128
148,786		Chevron Corp.	14,749,156
6,800	L	Cimarex Energy Co.	473,756
98,500		ConocoPhillips	9,297,415

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil & Gas (continued)
13,800	@,L	Denbury Resources, Inc.	$503,700
40,300		Devon Energy Corp.	4,842,448
4,458	@,L	Encore Acquisition Co.	335,197
2,200		Equitable Resources, Inc.	151,932
310,640		ExxonMobil Corp.	27,376,703
6,000	@,L	Forest Oil Corp.	447,000
2,700		Frontier Oil Corp.	64,557
3,800	L	Helmerich & Payne, Inc.	273,676
18,800		Hess Corp.	2,372,372
17,900		Marathon Oil Corp.	928,473
17,200		Murphy Oil Corp.	1,686,460
2,200	@,L	Newfield Exploration Co.	143,550
16,600		Noble Energy, Inc.	1,669,296
73,800		Occidental Petroleum Corp.	6,631,668
4,200	L	Patterson-UTI Energy, Inc.	151,368
700	L	Penn Virginia Corp.	52,794
280	@,L	Petroleum Development Corp.	18,617
4,560	@,L	Petroquest Energy, Inc.	122,664
3,110	@,L	Pioneer Drilling Co.	58,499
2,900	L	Pioneer Natural Resources Co.	227,012
5,693	@	Plains Exploration & Production Co.	415,418
8,500	@	Pride International, Inc.	401,965
3,200	@,L	Quicksilver Resources, Inc.	123,648
5,400	@	Southwestern Energy Co.	257,094
5,200	L	St. Mary Land & Exploration Co.	336,128
2,700	@,L	Stone Energy Corp.	177,957
2,680	@,L	Swift Energy Co.	177,041
7,403	@,L	Transocean, Inc.	1,128,143
3,300	@,L	Unit Corp.	273,801
			84,661,888
		Oil & Gas Services: 0.3%
1,400	@,L	Basic Energy Services, Inc.	44,100
600	@,L	Dril-Quip, Inc.	37,800
4,200	@,L	FMC Technologies, Inc.	323,106
1,030	L	Gulf Island Fabrication, Inc.	50,398
5,140	@,L	Helix Energy Solutions Group, Inc.	214,030
1,850	@,L	Hornbeck Offshore Services, Inc.	104,544
4,760	@,L	ION Geophysical Corp.	83,062
1,300	L	Lufkin Industries, Inc.	108,264
350	@,L	NATCO Group, Inc.	19,086
3,400	@,L	Oceaneering International, Inc.	261,970
11,000		Schlumberger Ltd.	1,181,730
1,570	@,L	SEACOR Holdings, Inc.	140,531
1,100	@,L	Superior Energy Services	60,654
1,460	@,L	W-H Energy Services, Inc.	139,780
			2,769,055
		Packaging & Containers: 0.2%
38,400		Ball Corp.	1,833,216
2,900		Packaging Corp. of America	62,379
5,411		Sonoco Products Co.	167,470
			2,063,065

Shares			Value
		Pharmaceuticals: 2.6%
1,450	@,L	Alpharma, Inc.	$32,669
6,400		AmerisourceBergen Corp.	255,936
3,400	@,L	Cephalon, Inc.	226,746
3,100	@,L	Cubist Pharmaceuticals, Inc.	55,366
85,000		Eli Lilly & Co.	3,923,600
7,500	@,L	Endo Pharmaceuticals Holdings, Inc.	181,425
36,300	@	Express Scripts, Inc.	2,276,736
30,500	@	Forest Laboratories, Inc.	1,059,570
2,600	@,L	HealthExtras, Inc.	78,364
28,400	@,L	King Pharmaceuticals, Inc.	297,348
5,800		Medicis Pharmaceutical Corp.	120,524
102,100		Merck & Co., Inc.	3,848,149
900	@	NBTY, Inc.	28,854
1,830	@,L	Noven Pharmaceuticals, Inc.	19,563
5,600	L	Omnicare, Inc.	146,832
1,700	L	Perrigo Co.	54,009
43,600		Pfizer, Inc.	761,692
7,130	@,L	Salix Pharmaceuticals Ltd.	50,124
900	@,L	Savient Pharmaceuticals, Inc.	22,770
141,400		Schering-Plough Corp.	2,784,166
2,910	@,L	Sciele Pharma, Inc.	56,309
5,200	@,L	Sepracor, Inc.	103,584
4,800	@	Theragenics Corp.	17,424
1,000	@,L	USANA Health Sciences, Inc.	26,870
4,100	@,L	VCA Antech, Inc.	113,898
6,420	@,L	Viropharma, Inc.	71,005
24,800	@,L	Watson Pharmaceuticals, Inc.	673,816
113,600		Wyeth	5,448,256
			22,735,605
		Pipelines: 0.5%
7,500		National Fuel Gas Co.	446,100
6,700		Oneok, Inc.	327,161
48,700		Spectra Energy Corp.	1,399,638
45,700		Williams Cos., Inc.	1,842,167
			4,015,066
		Real Estate: 0.0%
1,400	@,L	Forestar Real Estate Group, Inc.	26,670
1,390	L	Jones Lang LaSalle, Inc.	83,664
			110,334
		Retail: 3.5%
17,800		Abercrombie & Fitch Co.	1,115,704
5,100	L	Advance Auto Parts, Inc.	198,033
3,650	@,L	Aeropostale, Inc.	114,355
8,655		American Eagle Outfitters	117,968
2,500	@,L	AnnTaylor Stores Corp.	59,900
18,300	@	Autozone, Inc.	2,214,483
3,100	L	Barnes & Noble, Inc.	77,004
29,700		Best Buy Co., Inc.	1,176,120
32,800	@,L	Big Lots, Inc.	1,024,672
5,300	@,L	BJ's Wholesale Club, Inc.	205,110
825		Brown Shoe Co., Inc.	11,179
1,480	@,L	Buffalo Wild Wings, Inc.	36,748

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
950	L	Casey's General Stores, Inc.	$22,012
2,400	L	Cash America International, Inc.	74,400
4,700	L	Cato Corp.	66,928
2,300	@,L	CEC Entertainment, Inc.	64,423
3,870	@,L	Charlotte Russe Holding, Inc.	68,731
1,000	@,L	Chipotle Mexican Grill, Inc.	82,620
6,500	L	Christopher & Banks Corp.	44,200
11,100	@	Collective Brands, Inc.	129,093
2,600	@	Copart, Inc.	111,332
9,300		CVS Caremark Corp.	368,001
800	L	DineEquity, Inc.	29,888
7,600	@,L	Dollar Tree, Inc.	248,444
3,700	@,L	Dress Barn, Inc.	49,506
56,200	L	Family Dollar Stores, Inc.	1,120,628
3,000	@	Finish Line	26,100
4,430	@,L	First Cash Financial Services, Inc.	66,406
36,100	@,L	GameStop Corp.	1,458,440
92,400		Gap, Inc.	1,540,308
1,700	@,L	Genesco, Inc.	52,479
1,750		Guess ?, Inc.	65,538
2,550	@,L	Gymboree Corp.	102,179
7,000	@,L	Hanesbrands, Inc.	189,980
5,800	L	Haverty Furniture Cos., Inc.	58,232
6,240	@,L	Insight Enterprises, Inc.	73,195
5,200	@,L	Jack in the Box, Inc.	116,532
600	@,L	Jo-Ann Stores, Inc.	13,818
3,100	@,L	JOS A Bank Clothiers, Inc.	82,925
731	L	Landry's Restaurants, Inc.	13,136
84,000	L	Limited Brands, Inc.	1,415,400
1,000	L	Longs Drug Stores Corp.	42,110
94,400		McDonald's Corp.	5,307,168
3,500		Movado Group, Inc.	69,300
5,000		MSC Industrial Direct Co.	220,550
4,360		OfficeMax, Inc.	60,604
3,240	@,L	Panera Bread Co.	149,882
3,480	@,L	PetMed Express, Inc.	42,630
1,870	@,L	PF Chang's China Bistro, Inc.	41,776
3,400	L	Phillips-Van Heusen	124,508
1,600	@,L	Red Robin Gourmet Burgers, Inc.	44,384
5,500	L	Regis Corp.	144,925
7,400		Ross Stores, Inc.	262,848
2,970	L	Ruby Tuesday, Inc.	16,038
2,200	@,L	School Specialty, Inc.	65,406
5,960	@,L	Sonic Corp.	88,208
2,140	@,L	Texas Roadhouse, Inc.	19,196
5,600	L	Tiffany & Co.	228,200
87,400	L	TJX Cos., Inc.	2,750,478
1,600	@,L	Tractor Supply Co.	46,464
2,380	@,L	Tween Brands, Inc.	39,175
6,900	@,L	Urban Outfitters, Inc.	215,211
121,100		Wal-Mart Stores, Inc.	6,805,820
2,360	L	World Fuel Services Corp.	51,778
2,150	@,L	Zumiez, Inc.	35,647
			30,978,456

Shares			Value
		Savings & Loans: 0.1%
4,726	L	Anchor Bancorp. Wisconsin, Inc.	$33,129
2,500		Astoria Financial Corp.	50,200
3,040	L	Brookline Bancorp., Inc.	29,032
6,150	L	Dime Community Bancshares	101,537
3,200	L	First Niagara Financial Group, Inc.	41,152
2,400	@,L	Guaranty Financial Group, Inc.	12,888
22,600		Hudson City Bancorp., Inc.	376,968
18,700	L	New York Community Bancorp., Inc.	333,608
15,800	L	Washington Federal, Inc.	285,980
			1,264,494
		Semiconductors: 1.4%
1,600	@,L	ATMI, Inc.	44,672
5,810	@	Axcelis Technologies, Inc.	28,353
2,040	@,L	Brooks Automation, Inc.	16,871
3,600	@,L	Cabot Microelectronics Corp.	119,340
4,305		Cohu, Inc.	63,197
1,800	@,L	Cree, Inc.	41,058
2,700	@,L	Cypress Semiconductor Corp.	66,825
1,270	@,L	Diodes, Inc.	35,103
7,900	@,L	DSP Group, Inc.	55,300
1,900	@	Integrated Device Technology, Inc.	18,886
197,300	L	Intel Corp.	4,238,004
6,200	@,L	International Rectifier Corp.	119,040
1,900	L	Intersil Corp.	46,208
6,800	@,L	Lam Research Corp.	245,820
2,500	L	Micrel, Inc.	22,875
1,400	@,L	Microsemi Corp.	35,252
2,300	@,L	MKS Instruments, Inc.	50,370
89,200		National Semiconductor Corp.	1,832,168
15,900	@	Nvidia Corp.	297,648
950	@,L	Pericom Semiconductor Corp.	14,098
43,200	@,L	QLogic Corp.	630,288
3,300	@,L	Semtech Corp.	46,431
1,500	@,L	Silicon Laboratories, Inc.	54,135
7,800	@,L	Skyworks Solutions, Inc.	76,986
2,800	@,L	Standard Microsystems Corp.	76,020
1,000	@,L	Supertex, Inc.	23,340
144,700		Texas Instruments, Inc.	4,074,752
3,700	@,L	Triquint Semiconductor, Inc.	22,422
4,135	@,L	Varian Semiconductor Equipment Associates, Inc.	143,981
700	@,L	Veeco Instruments, Inc.	11,256
			12,550,699
		Software: 2.8%
3,100	@,L	ACI Worldwide, Inc.	54,529
12,200	@	Activision, Inc.	415,654
4,700	L	Acxiom Corp.	54,003
3,880	@,L	Ansys, Inc.	182,826

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Software (continued)
32,300	@	Autodesk, Inc.	$1,092,063
1,360	@,L	Avid Technology, Inc.	23,106
8,100	@	BMC Software, Inc.	291,600
9,000		Broadridge Financial Solutions ADR	189,450
56,600		CA, Inc.	1,306,894
3,900	@	Captaris, Inc.	15,795
900	@,L	Concur Technologies, Inc.	29,907
2,010	@,L	CSG Systems International	22,150
6,800	@,L	Digi International, Inc.	53,380
3,029		Dun & Bradstreet Corp.	265,462
10,600	@,L	Epicor Software Corp.	73,246
64,700	@	Fiserv, Inc.	2,935,439
69,300		IMS Health, Inc.	1,614,690
6,530	@,L	Informatica Corp.	98,211
2,070	@,L	JDA Software Group, Inc.	37,467
1,080	@,L	Mantech International Corp.	51,970
4,900	@,L	Metavante Technologies, inc.	110,838
408,175		Microsoft Corp.	11,228,894
1,100	@,L	Omnicell, Inc.	14,498
162,200	@	Oracle Corp.	3,406,200
6,700	@,L	Parametric Technology Corp.	111,689
1,310	@,L	Phase Forward, Inc.	23,541
2,100	@,L	Phoenix Technologies Ltd.	23,100
3,600	@,L	Progress Software Corp.	92,052
1,810	@,L	Smith Micro Software, Inc.	10,317
1,500	@,L	SPSS, Inc.	54,555
6,443	@,L	Sybase, Inc.	189,553
2,700	@,L	SYNNEX Corp.	67,743
1,820	@,L	Take-Two Interactive Software, Inc.	46,537
1,600	@,L	Tyler Technologies, Inc.	21,712
			24,209,071
		Telecommunications: 2.8%
15,900	@	3Com Corp.	33,708
5,100	@,L	ADC Telecommunications, Inc.	75,327
1,590	@,L	Anixter International, Inc.	94,589
5,192	@,L	Arris Group, Inc.	43,872
228,037		AT&T, Inc.	7,682,567
1,310		Black Box Corp.	35,619
27,300		CenturyTel, Inc.	971,607
4,900	@,L	Cincinnati Bell, Inc.	19,502
271,160	@	Cisco Systems, Inc.	6,307,182
2,823	@,L	CommScope, Inc.	148,970
1,870	@,L	Comtech Telecommunications	91,630
50,200		Corning, Inc.	1,157,110
3,590	L	Fairpoint Communications, Inc.	25,884
6,720	@,L	Foundry Networks, Inc.	79,430
6,400	@,L	Harmonic, Inc.	60,864
4,983		Harris Corp.	251,592
23,900	@,L	JDS Uniphase Corp.	271,504
3,650	@,L	Netgear, Inc.	50,589
7,100	@,L	Network Equipment Technologies, Inc.	25,205
5,100	@,L	NeuStar, Inc.	109,956

Shares			Value
3	@,@@,L	Nortel Networks Corp.	$25
4,390	@,L	Novatel Wireless, Inc.	48,861
4,500		Plantronics, Inc.	100,440
239,900	L	Qwest Communications International, Inc.	942,807
8,900	@,L	Symmetricom, Inc.	34,176
6,675		Telephone & Data Systems, Inc.	315,527
2,100	@	Tollgrade Communications, Inc.	9,429
101,100		Verizon Communications, Inc.	3,578,940
2,900	@,L	Viasat, Inc.	58,609
178,400		Windstream Corp.	2,201,456
			24,826,977
		Textiles: 0.1%
3,130		G&K Services, Inc.	95,340
4,100	@,L	Mohawk Industries, Inc.	262,810
1,600		Unifirst Corp.	71,456
			429,606
		Toys/Games/Hobbies: 0.2%
50,800	L	Hasbro, Inc.	1,814,576
1,900	@,L	Jakks Pacific, Inc.	41,515
685	@,L	Marvel Entertainment, Inc.	22,016
			1,878,107
		Transportation: 0.3%
500	L	Alexander & Baldwin, Inc.	22,775
2,600	L	Arkansas Best Corp.	95,264
1,300	L	Forward Air Corp.	44,980
1,410	@,L	HUB Group, Inc.	48,123
3,000	@,L	Kirby Corp.	144,000
1,700		Landstar System, Inc.	93,874
1,550	@,L	Old Dominion Freight Line	46,531
1,800	L	Overseas Shipholding Group	143,136
23,300	L	Ryder System, Inc.	1,604,904
5,700		Tidewater, Inc.	370,671
			2,614,258
		Trucking & Leasing: 0.0%
1,800		GATX Corp.	79,794
			79,794
Total Common Stock (Cost $576,272,639)			547,965,959
REAL ESTATE INVESTMENT TRUSTS: 0.4%
		Apartments: 0.0%
680		Essex Property Trust, Inc.	72,420
710	L	Home Properties, Inc.	34,123
			106,543
		Diversified: 0.1%
2,700	L	Colonial Properties Trust	54,054
2,700	L	Cousins Properties, Inc.	62,370
1,400	L	Duke Realty Corp.	31,430
2,140		Entertainment Properties Trust	105,802

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Diversified (continued)
8,240		Lexington Corporate Properties Trust	$112,311
1,500		Liberty Property Trust	49,725
200		PS Business Parks, Inc.	10,320
			426,012
		Health Care: 0.0%
2,800	L	Health Care Real Estate Investment Trust, Inc.	124,600
2,800	L	Medical Properties Trust, Inc.	28,336
2,120	L	Senior Housing Properties Trust	41,404
			194,340
		Hotels: 0.1%
8,320	L	DiamondRock Hospitality Co.	90,605
12,400	L	Hospitality Properties Trust	303,304
41,700		Host Hotels & Resorts, Inc.	569,205
			963,114
		Office Property: 0.1%
3,260		BioMed Realty Trust, Inc.	79,968
4,400	L	Highwoods Properties, Inc.	138,248
300		Kilroy Realty Corp.	14,109
1,900		Mack-Cali Realty Corp.	64,923
2,880	L	Parkway Properties, Inc.	97,142
			394,390
		Regional Malls: 0.0%
4,300	L	Macerich Co.	267,159
3,700	L	Pennsylvania Real Estate Investment Trust	85,618
			352,777
		Shopping Centers: 0.1%
2,400		Regency Centers Corp.	141,888
10,100	L	Weingarten Realty Investors	306,232
			448,120
		Single Tenant: 0.0%
4,000	L	National Retail Properties, Inc.	83,600
			83,600
		Storage: 0.0%
3,800	L	Extra Space Storage, Inc.	58,368
			58,368
		Warehouse/Industrial: 0.0%
5,200		AMB Property Corp.	261,976
			261,976
Total Real Estate Investment Trusts (Cost $3,840,600)			3,289,240

Shares			Value
PREFERRED STOCK: 0.6%
		Banks: 0.1%
35,875	@@,P	Santander Finance	$595,525
			595,525
		Diversified Financial Services: 0.3%
24,000	P	Deutsche Bank Capital Trust II	474,000
14,000	P	JPMorgan Chase Capital XXVI	362,460
46,500	P	Merrill Lynch & Co., Inc.	630,075
857	#,P	Zurich RegCaPS Funding Trust	821,113
			2,287,648
		Insurance: 0.2%
48,903	@@,P	Aegon NV	836,241
19,271	@@,P	Aegon NV-Series 1	323,560
51,650	P	Metlife, Inc.	1,105,310
			2,265,111
		Sovereign: 0.0%
9,000	P,L	Federal National Mortgage Association, Series P	161,820
			161,820
Total Preferred Stock (Cost $7,056,820)			5,310,104
Principal Amount			Value
CORPORATE BONDS/NOTES: 10.8%
		Agriculture: 0.1%
$209,000		Philip Morris International, Inc., 5.650%, due 05/16/18	$203,518
409,000		Philip Morris International, Inc., 6.375%, due 05/16/38	399,888
			603,406
		Airlines: 0.2%
1,268,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	1,198,260
756,000		United Air Lines, Inc., 6.932%, due 09/01/11	876,960
			2,075,220
		Auto Manufacturers: 0.1%
952,495		Ford Motor Co., 5.480%, due 11/29/13	770,926
			770,926
		Banks: 2.9%
1,040,000	@@,C	Australia & New Zealand Banking Group Ltd., 3.181%, due 12/31/49	670,800
1,639,000	C	BAC Capital Trust XIV, 5.630%, due 12/31/49	1,279,961
86,276	@@,#	Banco Itau SA, 2.683%, due 09/20/08	86,121

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Banks (continued)
$786,000	@@,#,C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	$769,191
905,000	C	Bank of America Corp., 8.000%, due 01/30/18	849,243
686,000	C	Bank of America Corp., 8.125%, due 12/29/49	649,306
400,000	@@,C	Bank of Ireland, 3.063%, due 12/29/49	272,000
210,000	@@,C	Bank of Scotland, 3.063%, due 12/31/49	128,625
77,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	77,098
490,000	@@,C	Barclays Bank PLC, 4.000%, due 12/31/49	320,950
434,000	@@,#,C	Barclays Bank PLC, 5.926%, due 09/29/49	370,588
933,000	@@,#	Barclays Bank PLC, 6.050%, due 12/04/17	916,140
110,000	@@,C	Barclays O/S Inv, 3.189%, due 04/11/49	69,102
710,000	@@,C,L	BNP Paribas, 2.708%, due 09/29/49	536,149
377,000	@@,#,C	Danske Bank A/S, 5.914%, due 12/29/49	343,393
220,000	@@,C	Den Norske Bank ASA, 2.938%, due 11/29/49	146,960
723,000	#,C	Dresdner Funding Trust I, 8.151%, due 06/30/31	604,716
483,000		Fifth Third Bancorp., 8.250%, due 03/01/38	392,209
525,000		First Tennessee Bank NA, 2.779%, due 05/18/09	502,961
1,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	1,007
416,000	@@,#,C	HBOS PLC, 5.375%, due 11/29/49	367,242
860,000	@@,C	Hongkong & Shanghai Banking Corp., Ltd., 3.063%, due 07/29/49	580,500
1,150,000	@@,C	HSBC Bank PLC, 3.288%, due 06/29/49	759,000
1,140,000	@@,L	HSBC Bank PLC, 3.438%, due 06/29/49	757,981
770,000	@@,C,L	Lloyds TSB Bank PLC, 2.813%, due 11/29/49	504,350
1,030,000	@@,C,L	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	674,650
620,000	@@,C	Lloyds TSB Bank PLC, 3.500%, due 06/29/49	406,646
382,000	@@,#,C	Lloyds TSB Group PLC, 6.267%, due 11/13/49	305,182
805,000	@@,C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	806,744
2,228,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	2,129,164
130,000	@@,C	National Westminster Bank PLC, 3.125%, due 11/29/49	83,753

Principal Amount				Value
	$60,000	@@,C	National Westminster Bank PLC, 3.250%, due 08/29/49	$39,300
	500,000	#,C	PNC Preferred Funding Trust I, 8.700%, due 02/19/49	498,479
	487,000	#,C	Rabobank Capital Funding II, 5.260%, due 12/29/49	446,646
	612,000	#,C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	526,426
	538,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	468,168
	1,580,000	@@,C,L	Royal Bank of Scotland Group PLC, 3.375%, due 12/29/49	1,003,300
	370,000	@@,C	Societe Generale, 3.003%,due 11/29/49	274,251
	1,800,000	@@,C,L	Standard Chartered PLC, 3.063%, due 11/29/49	1,134,000
	1,400,000	@@,C,L	Standard Chartered PLC, 3.875%, due 07/29/49	882,000
	230,000	@@,C	Standard Chartered PLC, 3.963%, due 01/29/49	152,950
	200,000	@@,#,C	Standard Chartered PLC, 6.409%, due 12/31/49	160,742
	100,000	@@,#,C	Standard Chartered PLC, 7.014%, due 07/30/49	86,368
	290,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	294,800
	898,000	@@,C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	903,801
	324,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	235,880
	284,000	C	USB Capital IX, 6.189%, due 03/29/49	215,968
	541,000		Wachovia Bank NA, 6.600%, due 01/15/38	472,826
	597,000	C	Wachovia Capital Trust III, 5.800%, due 03/15/42	406,189
	450,000	@@,C	Westpac Banking Corp., 2.806%, due 09/30/49	351,224
	372,000	@@,#,C	Westpac Capital Trust IV, 5.256%, due 12/29/49	304,599
				25,219,649
			Beverages: 0.1%
BRL	1,039,000	@@,#	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	533,078
				533,078
			Chemicals: 0.2%
	$378,000	C	PPG Industries, Inc., 7.700%, due 03/15/38	413,119
	260,000	Z	Stauffer Chemical, 4.330%, due 04/15/10	240,971
	570,000	Z	Stauffer Chemical, 8.070%, due 04/15/17	331,444

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Chemicals (continued)
$450,000	Z	Stauffer Chemical, 8.090%, due 04/15/18	$249,530
477,000		Union Carbide Corp., 7.750%, due 10/01/96	416,779
			1,651,843
		Computers: 0.1%
453,000	C	Lexmark International, Inc., 5.900%, due 06/01/13	446,430
399,000	C,L	Lexmark International, Inc., 6.650%, due 06/01/18	392,573
			839,003
		Diversified Financial Services: 3.4%
2,095,000	@@,#,C	Aiful Corp., 4.450%, due 02/16/10	1,893,467
218,000	@@,#,C,I	Alpine III, 3.270%, due 08/16/14	218,591
218,000	@@,#,I	Alpine III, 3.670%, due 08/16/14	218,715
328,000	@@,#,I	Alpine III, 5.470%, due 08/16/14	330,355
560,000	@@,#,I	Alpine III, 8.720%, due 08/16/14	572,417
539,000		American Express Co., 7.000%, due 03/19/18	546,571
382,000		American Express Co., 8.150%, due 03/19/38	425,842
500,000		American General Finance Corp., 6.900%, due 12/15/17	436,504
2,520,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	2,469,600
485,000	@@,C	BNP Paribas, 2.938%, due 12/31/49	338,288
959,000	L	CIT Group, Inc., 2.906%, due 03/12/10	833,222
555,000		CIT Group, Inc., 2.935%, due 02/13/12	442,482
680,000	L	Citigroup, Inc., 6.125%, due 05/15/18	651,918
611,000	C	Citigroup, Inc., 8.300%, due 12/21/57	578,506
1,725,000	C	Citigroup, Inc., 8.400%, due 04/29/49	1,641,959
569,000	#,C	Corestates Capital Trust I, 8.000%, due 12/15/26	584,611
495,000		Countrywide Financial Corp., 5.800%, due 06/07/12	468,575
762,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	790,448
420,000	@@,C	Financiere CSFB NV, 2.938%, due 03/29/49	275,100
492,000		Ford Motor Credit Co., 5.538%, due 01/13/12	349,968
743,000		Ford Motor Credit Co., 7.241%, due 04/15/12	696,500
713,000		Ford Motor Credit Co., 8.000%, due 12/15/16	518,895
760,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	735,974

Principal Amount			Value
$883,000		General Electric Capital Corp., 5.875%, due 01/14/38	$802,884
816,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	567,871
397,000	#,C	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	392,949
562,000	#,C	HVB Funding Trust III, 9.000%, due 10/22/31	542,424
571,000		John Deere Capital Corp., 4.950%, due 12/17/12	574,092
841,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	790,902
614,000	C	Lehman Brothers Holdings, Inc., 6.000%, due 05/03/32	470,605
911,000	C	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	847,406
2,627,000	#,C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	1,607,963
1,131,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	1,105,376
939,918	@@,#,C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	955,709
1,431,341	#,C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	1,266,737
1,216,348	#,C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	1,076,468
83,139	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	85,121
1,122,000	@@,#	TNK-BP Finance SA, 7.500%, due 07/18/16	1,064,441
4,767,391	#,Z	Toll Road Investors Partnership II LP, 24.010%, due 02/15/45	480,505
430,000	#,C	Twin Reefs Pass- through Trust, 3.459%, due 12/10/49	15,803
848,000	@@,C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	849,042
446,000	#,C	Wachovia Capital Trust V, 7.965%, due 06/01/27	439,832
			29,954,638
		Electric: 0.6%
1,298,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	1,294,755
400,000	C	DTE Energy Co., 7.050%, due 06/01/11	414,692
303,000	C	FPL Group Capital, Inc., 6.350%, due 10/01/66	264,844
92,000	C	FPL Group Capital, Inc., 6.650%, due 06/15/67	81,461
483,966	#,C	Juniper Generation, LLC, 6.790%, due 12/31/14	505,146

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Electric (continued)
$611,000	C	Nevada Power Co., 5.950%, due 03/15/16	$609,237
417,000	C	Nevada Power Co., 6.750%, due 07/01/37	409,601
1,214,000	C	NorthWestern Corp., 5.875%, due 11/01/14	1,196,408
473,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	486,702
479,000	#	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	456,134
			5,718,980
		Energy-Alternate Sources: 0.2%
600,000		Greater Ohio Ethanol, LLC, 6.363%, due 12/31/13	573,750
700,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	648,375
319,000	#	White Pine Hydro, LLC, 6.960%, due 07/10/37	303,127
467,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	451,418
			1,976,670
		Food: 0.1%
782,000		Kraft Foods, Inc., 6.125%, due 02/01/18	761,522
107,000		Kraft Foods, Inc., 6.875%, due 02/01/38	104,348
			865,870
		Forest Products & Paper: 0.1%
330,000	@@	Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	123,750
885,000	@@,C	Abitibi-Consolidated, Inc., 8.500%, due 08/01/29	331,875
686,000	@@,C	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	260,680
			716,305
		Gas: 0.2%
2,447,000	C	Southern Union Co., 7.200%, due 11/01/66	1,986,795
			1,986,795
		Healthcare-Services: 0.1%
684,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	649,253
			649,253
		Home Builders: 0.1%
690,000	C,L	Beazer Homes USA, Inc., 8.125%, due 06/15/16	527,850
			527,850

Principal Amount			Value
		Insurance: 0.7%
$1,355,000	@@,C	Aegon NV, 4.634%, due 12/31/49	$813,000
798,000		American International Group, Inc., 5.850%, due 01/16/18	748,941
562,000	#,C	American International Group, Inc., 8.175%, due 05/15/58	530,316
729,000	#,C	Metlife Capital Trust IV, 7.875%, due 12/15/37	716,424
368,000	#,C	North Front Pass- through Trust, 5.810%, due 12/15/24	342,800
1,082,000	C	Progressive Corp., 6.700%, due 06/15/37	950,304
491,000		Prudential Financial, Inc., 6.000%, due 12/01/17	486,445
533,000		Prudential Financial, Inc., 6.625%, due 12/01/37	504,697
1,899,000	@@,±,C	Security Capital Assurance Ltd., 6.880%, due 06/30/49	9,495
761,000	@@,#,C	White Mountains Re Group Ltd., 7.506%, due 05/29/49	580,491
244,000	@@,C	XL Capital, Ltd., 6.500%, due 12/15/49	164,945
			5,847,858
		Iron/Steel: 0.0%
193,000	@@,#,C	ArcelorMittal, 6.125%, due 06/01/18	188,955
			188,955
		Media: 0.1%
494,000	C	News America, Inc., 6.650%, due 11/15/37	483,889
			483,889
		Miscellaneous Manufacturing: 0.2%
812,000		General Electric Co., 5.250%, due 12/06/17	782,027
559,000	C	Honeywell International, Inc., 5.300%, due 03/01/18	551,691
			1,333,718
		Multi-National: 0.0%
313,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	296,903
			296,903
		Oil & Gas: 0.1%
459,000	@@,#	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	434,743
331,000	@@,#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	344,485
			779,228

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Pipelines: 0.1%
$345,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	$358,800
536,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	508,572
460,000	C	Transcontinental Gas Pipe Line Corp., 6.400%,due 04/15/16	461,725
			1,329,097
		Real Estate: 0.5%
366,000	C	iStar Financial, Inc., 5.150%, due 03/01/12	302,190
111,000	C	iStar Financial, Inc., 5.500%, due 06/15/12	91,097
233,000	C	iStar Financial, Inc., 5.850%, due 03/15/17	184,656
413,000	C	iStar Financial, Inc., 8.625%, due 06/01/13	378,260
162,000	C	Liberty Property LP, 6.375%, due 08/15/12	158,840
532,000	C	Liberty Property LP, 7.750%, due 04/15/09	540,252
134,000	C	Rouse Co., 7.200%, due 09/15/12	123,582
2,190,000	#,C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	1,984,201
367,000	C	Simon Property Group L.P., 5.300%, due 05/30/13	361,450
			4,124,528
		Retail: 0.3%
465,585	#,C	CVS Lease Pass-through, 6.036%, due 12/10/28	433,542
414,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	398,136
924,000	C	Darden Restaurants, Inc., 6.200%, due 10/15/17	858,847
311,000	C	McDonald's Corp., 5.800%, due 10/15/17	318,023
260,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	248,922
			2,257,470
		Savings & Loans: 0.0%
100,000	#,C	Washington Mutual IV, 9.750%, due 10/29/49	78,861
300,000	#,C	Washington Mutual Preferred Funding Delaware, 6.534%, due 03/15/11	133,435
			212,296
		Software: 0.0%
272,000	C	Oracle Corp., 6.500%, due 04/15/38	273,571
			273,571

Principal Amount			Value
		Telecommunications: 0.2%
$1,263,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	$1,185,449
69,000	C	Embarq Corp., 7.995%, due 06/01/36	65,448
1,017,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	848,763
			2,099,660
		Transportation: 0.1%
491,000	C	CSX Corp., 6.250%, due 04/01/15	493,338
556,000	C	CSX Corp., 7.450%, due 04/01/38	558,888
			1,052,226
		Water: 0.0%
180,000	C	American Water Capital Corp., 6.085%, due 10/15/17	172,957
146,000	C	American Water Capital Corp., 6.593%, due 10/15/37	135,138
			308,095
Total Corporate Bonds/Notes (Cost $105,345,747)			94,676,980
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.8%
		Federal Home Loan Mortgage Corporation: 3.3%
146,901	C,S	4.500%, due 12/15/16	147,364
2,094,000	C,S	4.500%, due 02/15/20	1,991,618
2,003,497	C,S	5.000%, due 08/15/16	2,019,809
1,456,000	C,S	5.000%, due 12/15/17	1,470,286
959,000	C,S	5.000%, due 05/15/20	948,699
1,613,145	C,S	5.000%, due 08/15/21	1,633,648
2,435,000	C,S	5.000%, due 04/15/23	2,373,552
902,000	C,S	5.000%, due 09/15/31	867,491
343,000	C,S	5.000%, due 02/15/32	332,181
341,000	C,S	5.000%, due 04/15/32	336,553
322,225	S	5.015%, due 04/01/35	322,283
574,000	C,S	5.500%, due 12/15/20	568,068
367,000	C,S	5.500%, due 09/15/32	362,717
344,000	C,S	5.500%, due 10/15/32	341,011
306,000	C,S	5.500%, due 11/15/32	303,107
367,000	C,S	5.500%, due 07/15/33	370,286
237,000	W	5.500%, due 07/15/34	233,482
6,377,254	C,S	6.000%, due 01/15/29	6,542,119
7,115,000		6.000%, due 04/15/38	7,187,260
247,680	S	6.500%, due 11/01/28	258,008
51,506	S	6.500%, due 12/01/31	53,574
			28,663,116
		Federal National Mortgage Association: 1.5%
42,003	S	2.833%, due 08/25/33	41,362
1,065,625	S	5.000%, due 02/25/29	1,073,535
1,876,000	S	5.500%, due 05/25/30	1,864,146
67,614	S	6.000%, due 06/01/16	69,576
324,144	S	6.000%, due 07/01/16	333,554
102,586	S	6.000%, due 08/01/16	105,564

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$91,037	S	6.000%, due 10/01/16	$93,680
400,680	S	6.000%, due 03/01/17	412,187
133,677	S	6.000%, due 04/01/17	137,516
229,386	S	6.000%, due 06/01/17	235,973
44,569	S	6.000%, due 09/01/17	45,849
70,337	S	6.000%, due 10/01/17	72,357
223,233	S	6.000%, due 11/01/17	229,713
246,477	S	6.000%, due 12/01/17	253,556
212,314	S	6.000%, due 12/01/18	218,146
3,388,717	S	6.000%, due 07/25/29	3,486,947
1,787,772	S	6.000%, due 04/25/31	1,854,025
852,389	S	6.000%, due 01/01/38	860,980
35,883	S	7.000%, due 06/01/29	38,068
797	S	7.000%, due 08/01/29	843
4,671	S	7.000%, due 10/01/29	4,940
73,343	S	7.000%, due 01/01/30	77,574
1,101,294	S	7.000%, due 06/01/31	1,165,341
11,966	S	7.000%, due 10/01/31	12,650
22,861	S	7.000%, due 01/01/32	24,168
4,958	S	7.000%, due 04/01/32	5,242
14,119	S	7.000%, due 05/01/32	14,928
32,509	S	7.000%, due 07/01/32	34,372
10,954	S	7.500%, due 11/01/29	11,826
69,360	S	7.500%, due 10/01/30	74,760
108,065	S	7.500%, due 11/01/30	116,479
549,450	C,S	7.500%, due 01/25/48	564,725
			13,534,582
		Government National Mortgage Association: 2.0%
20,765	S	5.125%, due 12/20/29	20,872
7,342,000		6.000%, due 07/15/33	7,453,275
79,712	S	6.375%, due 04/20/28	81,194
121,292	S	6.500%, due 10/15/31	125,995
7,224,000	W	6.500%, due 07/15/38	7,462,168
395,183	S	7.000%, due 09/15/24	422,048
643,886	S	7.000%, due 10/15/24	687,635
109,901	S	7.000%, due 11/15/24	117,366
1,023,683	S	7.500%, due 12/15/23	1,101,300
			17,471,853
Total U.S. Government Agency Obligations (Cost $59,751,109)			59,669,551
U.S. TREASURY OBLIGATIONS: 2.6%
		U.S. Treasury Bonds: 0.8%
4,784,000	L	3.875%, due 05/15/18	4,745,508
2,513,000	L	5.000%, due 05/15/37	2,701,478
			7,446,986
		U.S. Treasury Notes: 0.6%
2,188,000		2.875%, due 06/30/10	2,198,748
2,697,000		3.375%, due 06/30/13	2,702,691
			4,901,439
		Treasury Inflation Indexed Protected Securitiesip: 1.2%
3,025,405	L	0.875%, due 04/15/10	3,078,589
1,866,283	L	1.750%, due 01/15/28	1,776,177
5,799,285	L	2.000%, due 04/15/12	6,120,061
			10,974,827
Total U.S. Treasury Obligations (Cost $23,265,647)			23,323,252

Principal Amount			Value
ASSET-BACKED SECURITIES: 1.1%
		Credit Card Asset-Backed Securities: 0.0%
$553,000	C,S	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	$546,261
			546,261
		Home Equity Asset-Backed Securities: 0.4%
2,707,000	C,S	GSAA Trust, 5.242%, due 06/25/34	2,662,420
428,000	#,C,S	Irwin Home Equity, 5.960%, due 08/25/37	276,929
153,045	C,S	Merrill Lynch Mortgage Investors, Inc., 2.843%, due 07/25/34	134,211
207	C,S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	206
428,000	C,S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	337,381
			3,411,147
		Other Asset-Backed Securities: 0.7%
112,798	C,S	Amortizing Residential Collateral Trust, 2.733%, due 05/25/32	83,382
103,572	C,S	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.783%, due 07/25/33	94,499
1,702	C,S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	1,680
104,000	C,S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	92,689
952,735	C,S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	940,673
1,511,016	C,S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,467,633
459,000	#,C,S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	369,710
241,000	#,C,S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	155,219
663,152	C,S	Equity One, Inc., 5.050%, due 09/25/33	598,160
121,931	C,S	Fannie Mae, 2.623%, due 04/25/35	118,880
1,120,000	#,C,S	Grand Horn Ltd., 3.310%, due 01/12/22	1,038,800

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$927,000	#,C,S,I	Hudson Mezzanine Funding, 3.206%, due 06/12/42	$2,318
231,192	@@,#,C,S	Liberty Square CDO Ltd., 3.181%, due 04/15/13	220,210
502,891	C,S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	478,501
2,249	C,S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	2,209
23,374	C,S	Residential Asset Mortgage Products, Inc., 3.103%, due 06/25/33	18,651
423,858	C,S	Structured Asset Securities Corp., 4.910%, due 06/25/33	376,131
			6,059,345
Total Asset-Backed Securities (Cost $11,639,159)			10,016,753
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.8%
783,850	C,S	American Home Mortgage Assets, 4.448%, due 11/25/46	579,434
1,009,037	#	Astoria Depositor Corp., 7.902%, due 05/01/21	998,947
154,994	C,S	Banc of America Alternative Loan Trust, 6.479%, due 04/25/37	141,190
19,885,200	C,S,^	Banc of America Commercial Mortgage, Inc., 0.465%, due 01/15/49	347,369
100,000	C,S	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	99,327
60,000	C,S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	58,211
10,000	C,S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	9,748
7,785	C,S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	7,770
8,748	C,S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	8,740
10,000	C,S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	9,765

Principal Amount			Value
$516,000	C,S	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	$394,096
160,000	C,S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	164,501
1,540,838	C,S	Banc of America Funding Corp., 5.258%, due 09/20/35	1,457,949
2,998,602	C,S	Banc of America Funding Corp., 5.651%, due 06/20/37	2,838,044
2,271,179	C,S	Banc of America Funding Corp., 5.750%, due 09/20/34	2,123,984
451,351	C,S	Banc of America Funding Corp., 7.000%, due 10/25/37	405,569
919,706	C,S	Banc of America Mortgage Securities, Inc., 5.173%, due 09/25/35	864,058
731,616	C,S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	705,537
779,046	C,S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	724,621
1,426,634	C,S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	1,411,761
225,414	C,S	Bear Stearns Alternative-A Trust, 2.803%, due 07/25/34	192,370
24,312	C,S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	24,145
392,000	#,C,S	Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	305,435
1,000	C,S	Capco America Securitization Corp., 6.460%, due 10/15/30	1,004
1,897,423	C,S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	1,940,961
2,139,163	C,S	Chase Mortgage Finance Corp., 5.409%, due 12/25/35	1,973,119
1,211,699	C,S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	1,193,037
728,286	C,S	Chaseflex Trust, 6.500%, due 02/25/37	571,696
161,880	C,S	Citigroup Mortgage Loan Trust, Inc., 5.937%, due 06/25/36	146,279

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,244,453	C,S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	$2,143,233
849,592	C,S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	820,435
444,000	C,S	Commercial Mortgage Pass-Through Certificates, 4.221%, due 03/10/39	436,256
15,000	C,S	Commercial Mortgage Pass-through Certificates, 3.600%, due 03/10/39	14,937
43,084	C,S	Countrywide Alternative Loan Trust, 2.783%, due 02/25/35	40,219
638,951	C,S	Countrywide Alternative Loan Trust, 4.408%, due 11/25/46	363,403
24,115	C,S	Countrywide Alternative Loan Trust, 5.407%, due 10/25/35	19,174
1,788,693	C,S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	1,620,490
556,567	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	489,136
546,325	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	525,769
379,937	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	368,121
10,000	C,S	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	9,744
8,000	C,S	Credit Suisse First Boston Mortgage Securities Corp., 7.842%, due 04/15/62	8,395
1,199,990	C,S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	1,081,595
104,428	C,S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	106,374
863,177	C,S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	770,277
553,739	C,S	First Horizon Asset Securities, Inc., 5.396%, due 10/25/35	538,471
728,502	C,S	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	717,575

Principal Amount			Value
$1,500,000	C,S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	$1,546,497
18,895,042	C,S,^	GE Capital Commercial Mortgage Corp., 0.505%, due 06/10/48	248,780
277,991	C,S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	277,171
1,000	C,S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	985
215,533	C,S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	217,595
1,377,401	C,S	GMAC Mortgage Corp. Loan Trust, 4.582%, due 10/19/33	1,277,886
1,647,768	C,S	GMAC Mortgage Corp. Loan Trust, 5.251%, due 03/18/35	1,551,353
163,373	C,S	GMAC Mortgage Corp. Loan Trust, 5.462%, due 11/19/35	153,615
15,680,029	#,C,S,^	Greenwich Capital Commercial Funding Corp., 0.323%, due 03/10/39	283,315
870,000	C,S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	868,771
474,000	C,S	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	344,320
240,000	C,S	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	171,957
192,000	C,S	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	126,265
684,000	C,S	GS Mortgage Securities Corp. II, 5.627%, due 04/10/38	504,455
857,525	#,C,S	GSMPS Mortgage Loan Trust, 2.833%, due 01/25/35	776,321
761,548	#,C,S	GSMPS Mortgage Loan Trust, 2.883%, due 04/25/36	758,116
412,167	C,S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	391,801
764,119	C,S	GSR Mortgage Loan Trust, 6.500%, due 10/25/36	768,755
219,659	C,S	Harborview Mortgage Loan Trust, 2.833%, due 01/19/35	190,622

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$307,190	C,S	Homebanc Mortgage Trust, 3.343%, due 08/25/29	$291,414
227,174	C,S	JPMorgan Alternative Loan Trust, 5.505%, due 01/25/36	197,427
55,546,016	C,S,^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.040%, due 01/12/43	60,690
15,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	14,861
880,497	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	878,930
14,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	13,656
468,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, due 05/15/47	460,084
152,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	124,183
304,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	236,296
125,873	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	127,124
877,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.051%, due 04/15/45	882,591
4,070,296	C,S,^	LB-UBS Commercial Mortgage Trust, 0.676%, due 02/15/40	107,358
528,000	C,S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	524,274
999	C,S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	999
615,454	C,S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	614,384
231,000	C,S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	197,349
250,000	C,S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	249,587
10,000	C,S	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	9,804

Principal Amount			Value
$340,000	C,S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	$339,381
415,000	C,S	LB-UBS Commercial Mortgage Trust, 5.347%, due 11/15/38	392,023
620,000	C,S	LB-UBS Commercial Mortgage Trust, 5.456%, due 04/15/40	500,832
329,000	C,S	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	226,735
246,000	C,S	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	176,554
491,000	C,S	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	342,696
2,212,000	C,S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	2,272,346
3,135,355	C,S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	3,254,315
652,279	C,S	Luminent Mortgage Trust, 2.683%, due 10/25/46	469,218
522,000	C,S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	457,684
21,820	C,S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	20,946
279,181	C,S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	282,555
13,019,292	#,C,S,^	Merrill Lynch Mortgage Trust, 0.177%, due 11/12/35	57,643
3,108,998	C,S,^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.732%, due 08/12/48	96,092
237,000	C,S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	168,705
264,000	C,S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	182,708
109,634	C,S	MLCC Mortgage Investors, Inc., 2.803%, due 01/25/29	100,940
160,000	C,S	Morgan Stanley Capital I, 5.007%, due 01/14/42	157,196
125,787	C,S	MortgageIT Trust, 2.853%, due 11/25/35	73,646
788,000	C,S	New York Mortgage Trust, Inc., 5.647%, due 05/25/36	750,856

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$393,764	C,S	Prime Mortgage Trust, 2.983%, due 02/25/35	$253,421
95,816	C,S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	93,785
991,478	C,S	RAAC Series, 5.250%, due 09/25/34	942,991
120,935	C,S	Sequoia Mortgage Trust, 2.752%, due 01/20/35	115,212
3,564	C,S	Structured Adjustable Rate Mortgage Loan Trust, 2.793%, due 07/25/35	2,769
205,695	C,S	Structured Asset Mortgage Investments, Inc., 2.723%, due 04/19/35	192,595
70,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	70,036
189,000	#,C,S	Wachovia Bank Commercial Mortgage Trust, 5.384%, due 10/15/44	143,046
1,601,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.384%, due 10/15/44	1,279,678
199,062	C,S	WaMu Mortgage Pass-Through Certificates, 5.636%, due 12/25/36	173,466
339,246	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.793%, due 01/25/45	263,029
120,566	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.803%, due 08/25/45	96,124
56,803	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.858%, due 06/25/44	52,880
758,000	C,S	Washington Mutual Mortgage Pass-through Certificates, 3.796%, due 06/25/34	743,140
1,845,119	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.268%, due 01/25/47	1,398,850
534,815	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.338%, due 07/25/47	300,619
992,300	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.448%, due 09/25/46	581,771

Principal Amount			Value
$67,458	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.498%, due 05/25/46	$41,567
282,281	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.498%, due 06/25/46	180,660
240,369	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.774%, due 07/25/46	170,306
264,025	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	254,320
1,204,776	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.494%, due 01/25/37	1,109,448
127,282	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.494%, due 01/25/37	111,637
2,380,879	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.673%, due 06/25/37	2,145,479
936,181	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.698%, due 06/25/37	869,127
213,855	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.818%, due 06/25/37	195,179
2,040,140	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.874%, due 07/25/37	1,929,292
1,093,407	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.878%, due 07/25/37	983,993
696,496	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.911%, due 07/25/37	631,813
1,509,957	C,S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,453,846
1,123,560	C,S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 12/28/37	1,009,631
1,445,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 3.498%, due 06/25/35	1,409,320
2,225,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	2,161,214

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,245,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.789%, due 07/25/34	$1,190,581
686,422	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.886%, due 08/25/34	650,007
1,666,315	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	1,533,911
2,303,460	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	2,164,708
786,712	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.634%, due 12/25/36	736,097
1,410,059	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.935%, due 11/25/36	1,294,555
2,104,296	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.938%, due 10/25/36	1,939,288
222,035	C,S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	214,113
Total Collateralized Mortgage Obligations (Cost $93,965,937)			86,628,437
MUNICIPAL BONDS: 0.5%
		California: 0.1%
806,000	C	City of San Diego, 7.125%, due 06/01/32	736,845
			736,845
		Florida: 0.0%
345,000	C	Florida State Board of Education, 4.750%, due 06/01/35	325,487
			325,487
		Lousiana: 0.1%
802,000	C	State of Louisiana, 5.000%, due 10/15/17	842,028
			842,028
		Michigan: 0.2%
1,560,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	1,447,181
			1,447,181

Principal Amount				Value
			Washington: 0.1%
	$896,000	C	State of Washington, 5.000%, due 01/01/33	$906,125
				906,125
Total Municipal Bonds (Cost $4,449,427)				4,257,666
OTHER BONDS: 0.9%
			Foreign Government Bonds: 0.9%
JPY	840,280,500		Japan Government CPI Linked, 1.200%, due 12/10/17	7,945,389
Total Other Bonds (Cost $8,052,008)				7,945,389
Total Long-Term Investments (Cost $893,639,093)				843,083,331
SHORT-TERM INVESTMENTS: 18.6%
			Commercial Paper: 3.4%
	$2,275,000		Alcoa, 2.960%, due 07/21/08	2,271,085
	6,000,000	S	Alcoa, 2.960%, due 08/15/08	5,977,383
	8,000,000	S	CVS Corp., 2.900%, due 07/01/08	7,999,356
	3,000,000		General Mills, Inc., 2.890%, due 07/24/08	2,994,241
	1,000,000	#	Unitedhealth Group, Inc., 2.690%, due 07/17/08	998,607
	8,000,000		Volkswagen of America, 2.870%, due 07/21/08	7,986,607
	1,977,000		Weatherford International Ltd., 3.050%, due 07/01/08	1,976,832
Total Commercial Paper (Cost $30,204,111)				30,204,111
			Mutual Fund: 2.0%
	17,800,000	**,S	ING Institutional Prime Money Market Fund	17,800,000
Total Mutual Fund (Cost $17,800,000)				17,800,000

	Repurchase Agreement: 0.3%
2,205,000	Goldman Sachs Repurchase Agreement dated 06/30/08, 2.350%, due 07/01/08, $2,205,144 to be received upon repurchase (Collateralized by $2,211,100 U.S. Treasury, 3.500%, Market Value plus accrued interest $2,249,163, due 12/15/09)	2,205,000
	Total Repurchase Agreement (Cost $2,205,000)	2,205,000

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Securities Lending Collateralcc: 12.9%
$113,272,479	Bank of New York Mellon Corp. Institutional Cash Reserves	$113,272,479
Total Securities Lending Collateral (Cost $113,272,479)		113,272,479
Total Short-Term Investments (Cost $163,481,590)		163,481,590

Total Investments in Securities (Cost $1,057,120,683)*	114.4%	$1,006,564,921
Other Assets and Liabilities - Net	(14.4)	(126,426,430)
Net Assets	100.0%	$880,138,491

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

MASTR  Mortgage Asset Securitization Transaction, Inc.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

ip  Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.

W  Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

**  Investment in affiliate

±  Defaulted security

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL  Brazilian Real

JPY  Japanese Yen

*  Cost for federal income tax purposes is $1,068,751,360.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$14,612,880
Gross Unrealized Depreciation	(76,799,319)
Net Unrealized Depreciation	$(62,186,439)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$682,327,678	$(725,882)
Level 2 — Other Significant Observable Inputs	308,695,757	4,892,385
Level 3 — Significant Unobservable Inputs	15,541,486	512,514
Total	$1,006,564,921	$4,679,017

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments**
Balance at 12/31/07	$14,796,745	$(48,239)
Net purchases/sales	2,118,588	465,385
Total realized and unrealized gain (loss)	(1,373,847)	95,368
Transfers in and/or out of Level 3	—	—
Balance at 06/30/08	$15,541,486	$512,514

**  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(2,504,044). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

At June 30, 2008 the following forward foreign currency contracts were outstanding for the ING VP Balanced Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Brazil Real BRL 926,700	Sell	07/11/08	556,577	576,408	$(19,831)
British Pound Sterling GBP 1,676,700	Sell	08/07/08	3,291,282	3,329,555	(38,274)
Japanese Yen JPY 673,255,000	Sell	07/11/08	6,436,232	6,344,515	91,717
New Zealand Dollars NZD 6,302,100	Sell	07/11/08	4,944,552	4,793,525	151,026
New Zealand Dollars NZD 1,573,755	Sell	07/11/08	1,188,500	1,197,035	(8,535)
					$176,103

ING VP Balanced Portfolio Open Futures Contracts on June 30, 2008

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	120	$29,004,000	03/16/09	$115,554
90-Day Eurodollar	60	14,470,500	06/15/09	53,560
Australia 10-Year Bond	51	4,728,825	09/15/08	78,062
Canada 10-Year Bond	37	4,262,420	09/19/08	(25,174)
Euro-Bund	35	6,093,066	09/08/08	(71,713)
Euro-Schatz	163	26,260,313	09/08/08	(156,860)
Long Gilt	22	4,574,405	09/26/08	(75,640)
Russell Mini	20	1,383,400	09/19/08	(65,874)
S&P 500	39	12,490,725	09/18/08	(658,266)
S&P Mid 400 E-Mini	10	821,200	09/19/08	(32,864)
U.S. Treasury 5-Year Note	68	7,517,719	09/30/08	(1,257)
U.S. Treasury 10-Year Note	152	17,316,126	09/19/08	293,535
U.S. Treasury Long Bond	40	4,623,750	09/19/08	99,363
				$(447,574)
Short Contracts
Fed Fund 30-Day	36	$(14,699,676)	07/31/08	$(2,340)
Japan 10-Year Bond (TSE)	6	(7,653,623)	09/10/08	(88,082)
Japanese Government Bonds 10-Year Mini	18	(2,292,527)	09/09/08	(12,656)
U.S. Treasury 2-Year Note	155	(32,736,484)	09/30/08	(175,230)
				$(278,308)

ING VP Balanced Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2008:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	21,865,000	$235,851
Receive a fixed rate equal to 3.18600% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	04/22/10	USD	17,126,000	(86,249)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 2.87750% Counterparty: Citibank N.A., New York	04/14/11	USD	400,000	9,652
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	5,226,000	(73,988)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	12,549,000	195,379
				$280,645

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

ING VP Balanced Portfolio Credit Default Swap Agreements Outstanding on June 30, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15	Sell	5.000%	06/20/13	USD	242,000	$(6,410)
Citibank N.A., New York	Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15	Sell	5.000%	06/20/13	USD	242,000	(6,183)
Lehman Brothers Special Financing Inc.	ABX.HE.AAA.06-1 Index	Buy	(0.180)%	07/25/45	USD	832,189	21,211
Citibank N.A., New York	ABX.HE.AAA.07-1 Index	Sell	0.090%	08/25/37	USD	711,000	(117,083)
Lehman Brothers Special Financing Inc.	ABX.HE.AAA.07-1 Index	Sell	0.090%	08/25/37	USD	844,000	(149,448)
Lehman Brothers Special Financing Inc.	Agrium Inc. 8.250%, 02/15/11	Buy	(0.670)%	03/20/13	USD	1,205,000	(941)
Barclays Bank PLC, London	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.390)%	09/20/12	USD	809,000	15,872
Citibank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(1.000)%	03/20/13	USD	244,000	(434)
Citibank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.570)%	12/20/17	USD	2,022,000	73,022
JPMorgan Chase Bank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.430)%	09/20/12	USD	438,000	7,920
Lehman Brothers Special Financing Inc.	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.400)%	09/20/12	USD	876,000	16,850
Lehman Brothers Special Financing Inc.	AMBAC Financial Group Inc. 9.375%, 08/01/11	Buy	(5.000)%	03/20/13	USD	141,000	33,451
UBS AG	Australia and New Zealand Banking Group Ltd. 4.450%, 02/05/15	Buy	(0.510)%	09/20/17	USD	661,000	43,520
UBS AG	Australia and New Zealand Banking Group Ltd. 4.450%, 02/05/15	Buy	(0.350)%	09/20/17	USD	720,000	30,704
Barclays Bank PLC, London	Bank of America Corp. 6.250%, 04/15/12	Sell	0.900%	03/20/13	USD	1,127,000	(8,341)
Lehman Brothers Special Financing Inc.	Bank of America Corp. 6.250%, 04/15/12	Buy	(0.800)%	09/20/11	USD	2,060,000	7,532
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.320)%	09/20/17	USD	928,000	142,826
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)%	09/20/17	USD	938,000	122,824
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.650)%	09/20/17	USD	436,000	57,385
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)%	09/20/17	USD	720,000	106,436
Lehman Brothers Special Financing Inc.	Belo Corp. 7.750%, 06/01/27	Buy	(3.450)%	03/20/13	USD	416,000	(7,762)
Merrill Lynch International	Belo Corp. 7.750%, 06/01/27	Buy	(2.050)%	12/20/17	USD	812,000	42,391
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(0.930)%	09/20/12	USD	482,000	34,592
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(1.400)%	09/20/14	USD	484,000	37,104
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.250)%	09/20/17	USD	928,000	75,646
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)%	09/20/17	USD	194,000	12,055
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)%	09/20/17	USD	436,000	27,093
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)%	06/20/13	USD	7,078,000	(8,294)
Barclays Bank PLC, London	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	1,534,000	7,806
Barclays Bank PLC, London	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	1,937,000	42,741
Citibank N.A., New York	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	2,690,000	(6,984)
Citibank N.A., New York	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	1,121,000	40,468
Lehman Brothers Special Financing Inc.	CDX.NA.HY.10 Index	Sell	5.000%	06/20/13	USD	3,000,000	(85,075)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	1,690,000	$34,588
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	1,536,000	6,859
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	3,077,000	2,132
UBS AG	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	2,125,000	(5,447)
UBS AG	CDX.NA.HY.8 Index	Sell	2.750%	06/20/12	USD	1,847,340	(63,567)
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)%	06/20/12	USD	1,897,830	101,996
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index (15-25% Tranche)	Buy	(4.750)%	06/20/12	USD	2,599,000	208,209
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (15-25% Tranche)	Sell	7.050%	12/20/12	USD	1,299,000	(179,644)
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	1,742,000	25,794
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	761,000	11,402
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	2,085,000	15,662
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	2,780,000	14,170
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	2,780,000	15,407
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	1,408,000	34,122
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	1,124,000	19,376
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Sell	1.550%	06/20/13	USD	18,000,000	(286,922)
UBS AG	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	2,616,000	34,482
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index	Sell	0.600%	12/20/12	USD	4,015,000	(85,028)
Citibank N.A., New York	CDX.NA.IG.9 Index (15-30% Tranche)	Buy	(0.790)%	12/20/17	USD	835,000	18,307
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index (15-30% Tranche)	Buy	(0.790)%	12/20/17	USD	1,886,000	41,349
Citibank N.A., New York	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.740%	12/20/12	USD	1,220,000	24,478
Citibank N.A., New York	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.780%	12/20/12	USD	1,568,000	34,082
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.455%	12/20/12	USD	6,288,000	24,671
Citibank N.A., New York	CDX.NA.IG.9 Index (3-7% Tranche)	Buy	(6.300)%	12/20/17	USD	223,000	18,071
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index (3-7% Tranche)	Buy	(6.300)%	12/20/17	USD	504,000	40,843
Citibank N.A., New York	CIT Group Inc. 7.750%, 04/02/12	Buy	(7.450)%	06/20/13	USD	214,000	2,862
Citibank N.A., New York	CIT Group Inc. 7.750%, 04/02/12	Buy	(5.650)%	06/20/13	USD	618,000	43,791
JPMorgan Chase Bank N.A., New York	Citizens Communications Co. 6.250%, 01/15/13	Buy	(3.800)%	03/20/13	USD	1,385,000	(24,700)
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.700)%	03/20/13	USD	311,000	42,703
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.850)%	03/20/13	USD	228,000	30,250
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.900)%	03/20/13	USD	353,000	46,290
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.900)%	03/20/13	USD	391,000	51,273
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.800)%	03/20/13	USD	197,000	26,442

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(7.050)%	06/20/13	USD	253,000	$33,456
Lehman Brothers Special Financing Inc.	Clear Channel Communications 5.750%, 01/15/13	Buy	(8.080)%	03/20/13	USD	697,000	66,003
Lehman Brothers Special Financing Inc.	Clear Channel Communications 5.750%, 01/15/13	Buy	(8.450)%	03/20/13	USD	69,000	5,746
Morgan Stanley Capital Services Inc.	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.850)%	06/20/13	USD	127,000	17,598
UBS AG	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.900)%	03/20/13	USD	239,000	31,341
Citibank N.A., New York	CMBX.NA.AAA.1 Index	Buy	(0.100)%	10/12/52	USD	562,000	1,665
Citibank N.A., New York	CMBX.NA.AAA.4 Index	Buy	(0.350)%	02/17/51	USD	563,000	9,611
Citibank N.A., New York	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.820%	03/20/12	USD	190,000	(3,997)
Merrill Lynch International	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.840%	03/20/12	USD	1,020,000	(20,767)
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 4.000%, 03/22/11	Sell	8.700%	12/20/12	USD	83,000	19,821
UBS AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.000%	12/20/12	USD	83,000	20,747
Citibank N.A., New York	Countrywide Home Loan 6.000%, 01/24/18	Sell	2.500%	06/20/13	USD	459,000	5,866
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 6.000%, 01/24/18	Sell	2.100%	09/20/11	USD	2,060,000	(36,353)
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 6.000%, 01/24/18	Buy	(2.850)%	06/20/13	USD	112,000	(3,024)
Credit Suisse International	D.R. Horton Inc. 5.375%, 06/15/12	Buy	(4.250)%	03/20/13	USD	346,000	3,670
Bear Stearns Credit Products Inc.	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.640)%	03/20/18	USD	723,000	4,043
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)%	12/20/12	USD	207,000	7,800
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.310)%	12/20/17	USD	201,000	5,713
Morgan Stanley Capital Services Inc.	Domtar Corp. 7.875%, 10/15/11	Buy	(2.650)%	09/20/11	USD	543,500	2,664
UBS AG	Domtar Corp. 7.875%, 10/15/11	Sell	2.600%	09/20/11	USD	542,000	(3,444)
Citibank N.A., New York	DTE Energy Co. 7.050%, 06/01/11	Buy	(0.700)%	06/20/11	USD	400,000	(533)
Citibank N.A., New York	Federal Home Loan Mortgage Corp. 5.500%, 09/15/11	Buy	(0.560)%	03/20/13	USD	825,000	2,071
Lehman Brothers Special Financing Inc.	Federal Home Loan Mortgage Corp. 5.500%, 09/15/11	Buy	(0.960)%	03/20/13	USD	348,000	(5,073)
Lehman Brothers Special Financing Inc.	Federal Home Loan Mortgage Corp. 5.875%, 03/21/11	Buy	(2.100)%	03/20/13	USD	348,000	(7,743)
Lehman Brothers Special Financing Inc.	Federal Home Loan Mortgage Corp. 5.875%, 03/21/11	Buy	(1.050)%	06/20/13	USD	1,124,000	26,468
Citibank N.A., New York	Federal National Mortgage Association 5.250%, 08/01/12	Buy	(1.300)%	06/20/13	USD	871,000	13,509

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.250%, 08/01/12	Buy	(1.470)%	03/20/13	USD	640,000	$4,206
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.250%, 08/01/12	Buy	(2.070)%	03/20/13	USD	348,000	(21,380)
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.820)%	03/20/13	USD	1,499,000	(12,058)
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.560)%	03/20/13	USD	824,000	2,523
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.840)%	03/20/18	USD	1,499,000	(16,013)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.830)%	03/20/13	USD	670,000	(5,676)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.930)%	03/20/13	USD	348,000	(4,434)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240%	07/20/08	USD	1,970,000	(60)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.740)%	07/20/12	USD	492,000	4,675
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.800)%	07/20/12	USD	884,000	6,435
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.420)%	03/20/13	USD	1,633,000	(19,789)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.780)%	07/20/12	USD	2,037,500	16,341
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.860)%	08/20/12	USD	568,000	3,360
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.150)%	08/20/12	USD	1,376,000	(6,911)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.400%	01/20/13	USD	492,000	5,993
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.420)%	03/20/13	USD	1,152,000	(13,960)
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.350)%	12/20/12	USD	990,000	52,289
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.900)%	12/20/17	USD	559,000	29,811
Barclays Bank PLC, London	GAP Inc. 8.800%, 12/15/08	Buy	(1.200)%	06/20/13	USD	344,000	(4,266)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08	Buy	(1.190)%	06/20/13	USD	154,000	(1,842)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08	Buy	(0.850)%	06/20/13	USD	142,000	441
Citibank N.A., New York	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.170%	03/20/13	USD	2,912,000	(52,971)
Barclays Bank PLC, London	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.100)%	06/20/13	USD	508,000	5,620
Barclays Bank PLC, London	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.130)%	06/20/13	USD	726,000	7,088
Citibank N.A., New York	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(0.960)%	12/20/12	USD	1,165,000	17,675
Lehman Brothers Special Financing Inc.	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.030)%	12/20/12	USD	803,000	9,956

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.030)%	12/20/12	USD	743,000	$9,212
UBS AG	Harrah's Operating Co. Inc. 5.625%, 06/01/15	Buy	(7.450)%	03/20/13	USD	351,000	65,952
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)%	09/20/17	USD	720,000	33,940
Citibank N.A., New York	International Lease Finance Corp. 4.150%, 01/20/15	Buy	(1.670)%	06/20/13	USD	1,121,000	65,567
UBS AG	LCDX.NA.8 Index	Buy	(1.200)%	06/20/12	USD	3,698,862	86,763
UBS AG	LCDX.NA.8 Index	Buy	(1.200)%	06/20/12	USD	622,966	10,317
Citibank N.A., New York	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.080)%	12/20/12	USD	1,352,000	20,053
Lehman Brothers Special Financing Inc.	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.060)%	12/20/12	USD	901,000	(34,858)
Barclays Bank PLC, London	Lehman Brothers Hldgs. 6.625%, 01/18/12	Buy	(2.450)%	06/20/13	USD	157,000	2,544
JPMorgan Chase Bank N.A., New York	Lehman Brothers Hldgs. 6.625%, 01/18/12	Buy	(2.500)%	06/20/13	USD	488,000	6,934
Barclays Bank PLC, London	Lloyds TSB Group PLC 5.875%, 07/08/14	Buy	(0.500)%	12/20/17	USD	373,000	25,188
Barclays Bank PLC, London	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.850)%	03/20/13	USD	194,000	10,356
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)%	12/20/12	USD	461,000	53,142
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.100)%	12/20/12	USD	829,000	92,712
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.230)%	12/20/12	USD	743,000	79,771
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)%	12/20/12	USD	485,000	55,909
Lehman Brothers Special Financing Inc.	Macquarie Bank Ltd. FRN, 09/18/15	Buy	(1.200)%	12/20/12	USD	2,836,000	196,355
Lehman Brothers Special Financing Inc.	Macquarie Bank Ltd. FRN, 09/18/15	Sell	1.300%	12/20/17	USD	1,689,000	(212,410)
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.100)%	03/20/13	USD	881,000	34,592
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.400)%	03/20/13	USD	631,000	17,037
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	140,000	394
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	284,000	4,836
Goldman Sachs International	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	554,000	4,316
JPMorgan Chase Bank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Sell	0.000%	09/20/08	USD	1,738,000	57,558
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000%	09/20/13	USD	139,000	(5,151)
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000%	09/20/13	USD	284,000	(383)
Goldman Sachs International	MBIA Insurance Corp. (no specified obligation)	Sell	5.000%	09/20/13	USD	554,000	(23,287)
Barclays Bank PLC, London	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.860)%	09/20/12	USD	1,746,000	109,752
Barclays Bank PLC, London	Morgan Stanley 6.600%, 04/01/12	Buy	(1.040)%	12/20/12	USD	745,000	30,304
Citibank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Buy	(1.080)%	12/20/12	USD	1,165,000	45,605
Barclays Bank PLC, London	Norbord Inc. 7.250%, 07/01/12	Buy	(6.350)%	06/20/13	USD	170,000	(4,758)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Sell	2.200%	06/20/12	USD	193,000	(21,074)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(5.250)%	03/20/13	USD	383,000	4,926
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(6.500)%	06/20/13	USD	487,000	(16,297)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.450)%	12/20/17	USD	1,108,000	$148,818
Credit Suisse International	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)%	06/20/14	USD	1,448,000	236,003
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)%	06/20/12	USD	193,000	25,267
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(2.400)%	12/20/17	USD	440,000	60,301
Citibank N.A., New York	Potash Corp. Of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)%	03/20/13	USD	403,000	(3,431)
Lehman Brothers Special Financing Inc.	Potash Corp. Of Saskatchewan 7.750%, 05/31/11	Buy	(0.670)%	03/20/18	USD	1,205,000	(15,055)
Morgan Stanley Capital Services Inc.	Potash Corp. Of Saskatchewan 7.750%, 05/31/11	Buy	(0.610)%	03/20/13	USD	805,000	(7,200)
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900%	09/20/14	USD	1,887,900	(787,060)
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)%	09/20/14	USD	1,887,900	906,779
Citibank N.A., New York	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.290)%	09/20/17	USD	928,000	101,387
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)%	09/20/17	USD	720,000	73,109
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)%	09/20/17	USD	194,000	13,844
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)%	09/20/17	USD	436,000	31,113
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)%	09/20/17	USD	720,000	58,052
Barclays Bank PLC, London	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.750)%	12/20/17	USD	373,000	17,933
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)%	09/20/17	USD	194,000	10,243
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)%	09/20/17	USD	720,000	50,925
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)%	03/20/14	USD	414,000	53,761
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)%	03/20/14	USD	905,000	123,452
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)%	03/20/14	USD	1,181,000	154,393
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	793,000	107,827
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)%	09/20/17	USD	811,000	109,697
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	847,000	115,170
UBS AG	Toll Bros Finance Corp. 6.875%, 11/15/12	Buy	(1.000)%	06/20/12	USD	1,756,000	117,643
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.700)%	09/20/13	USD	279,000	525
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	1.170%	03/20/13	USD	1,198,000	(61,380)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	2.950%	03/20/13	USD	697,000	22,687
Citibank N.A., New York	Washington Mutual Inc. 5.250%, 09/15/17	Buy	(3.700)%	06/20/13	USD	459,000	37,821
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)%	09/20/17	USD	720,000	55,736
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.510)%	09/20/17	USD	661,000	43,602
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)%	03/20/14	USD	974,000	73,423
Barclays Bank PLC, London	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780%	09/20/12	USD	874,000	(42,356)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.210)%	09/20/13	USD	838,000	1,206
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.250)%	09/20/13	USD	84,000	—
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030%	03/20/12	USD	1,036,947	2,546

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)%	03/20/13	USD	209,000	$57,965
Lehman Brothers Special Financing Inc.	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)%	03/20/13	USD	141,000	45,393
Merrill Lynch International	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)%	03/20/13	USD	209,000	57,965
UBS AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(6.400)%	12/20/12	USD	247,000	103,081
UBS AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)%	03/20/13	USD	729,000	153,284
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)%	09/20/16	USD	1,025,000	129,287
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)%	09/20/16	USD	2,050,000	258,573
							$4,578,854

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.3%
		Aerospace/Defense: 1.8%
730,200	@,L	BE Aerospace, Inc.	$17,006,358
294,800	L	Lockheed Martin Corp.	29,084,968
			46,091,326
		Agriculture: 2.4%
1,168,938		Altria Group, Inc.	24,033,365
738,126		Philip Morris International, Inc.	36,456,043
			60,489,408
		Apparel: 1.0%
428,250	L	Nike, Inc.	25,527,983
			25,527,983
		Banks: 4.6%
652,300	L	Associated Banc-Corp.	12,582,867
684,000	L	Bank of New York Mellon Corp.	25,875,720
520,800		PNC Financial Services Group, Inc.	29,737,680
354,100		State Street Corp.	22,658,859
1,011,300		US Bancorp.	28,205,157
			119,060,283
		Beverages: 1.9%
481,700		Coca-Cola Co.	25,038,766
370,650		PepsiCo, Inc.	23,569,634
			48,608,400
		Biotechnology: 0.7%
250,400	@	Genentech, Inc.	19,005,360
			19,005,360

Shares			Value
		Chemicals: 1.3%
467,600	L	Eastman Chemical Co.	$32,198,936
			32,198,936
		Computers: 4.6%
1,165,700	@,L	Cognizant Technology Solutions Corp.	37,896,907
2,062,900	@,L	EMC Corp.	30,304,001
389,900		International Business Machines Corp.	46,214,847
259,750	L	Seagate Technology, Inc.	4,969,018
2,600		Seagate Technology, Inc.-Escrow	—
			119,384,773
		Cosmetics/Personal Care: 3.3%
756,000	L	Avon Products, Inc.	27,231,120
931,692		Procter & Gamble Co.	56,656,191
			83,887,311
		Diversified Financial Services: 4.9%
2,374,176	L	Citigroup, Inc.	39,791,190
160,296	@@	Deutsche Boerse AG	18,122,463
1,364,201		Invesco Ltd.	32,713,540
975,900		Morgan Stanley	35,200,713
			125,827,906
		Electric: 3.1%
828,358		Centerpoint Energy, Inc.	13,253,909
1,076,200	L	NSTAR	36,397,084
781,100		PG&E Corp.	31,001,859
			80,652,852
		Electronics: 1.1%
623,300	L	Amphenol Corp.	27,973,704
			27,973,704
		Engineering & Construction: 1.2%
407,332	@,@@	Foster Wheeler Ltd.	29,796,336
			29,796,336
		Entertainment: 0.8%
804,400	L	International Game Technology	20,093,912
			20,093,912
		Healthcare-Products: 4.5%
865,053	@@	Covidien Ltd.	41,427,388
737,560		Johnson & Johnson	47,454,610
684,300	@	St. Jude Medical, Inc.	27,974,184
			116,856,182
		Healthcare-Services: 0.4%
218,700	@	WellPoint, Inc.	10,423,242
			10,423,242
		Household Products/Wares: 0.6%
243,250		Kimberly-Clark Corp.	14,541,485
			14,541,485
		Insurance: 3.6%
842,400		American International Group, Inc.	22,289,904
765,100	@@,L	Aspen Insurance Holdings Ltd.	18,109,917
587,700		Protective Life Corp.	22,361,985
703,000		Travelers Cos., Inc.	30,510,200
			93,272,006

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 3.2%
1,083,900	@	eBay, Inc.	$29,622,987
97,608	@	Google, Inc.-Class A	51,382,803
			81,005,790
		Machinery-Diversified: 1.3%
520,046		Roper Industries, Inc.	34,260,630
			34,260,630
		Media: 0.8%
923,761	@	Discovery Holding Co.	20,285,792
			20,285,792
		Mining: 2.5%
530,800		Alcoa, Inc.	18,907,096
277,800		Freeport-McMoRan Copper & Gold, Inc.	32,555,382
148,504	@@	Xstrata PLC	11,829,878
			63,292,356
		Miscellaneous Manufacturing: 4.0%
1,488,381		General Electric Co.	39,724,889
731,400		Honeywell International, Inc.	36,774,792
208,800		SPX Corp.	27,505,224
			104,004,905
		Oil & Gas: 10.7%
368,100		Anadarko Petroleum Corp.	27,548,604
220,700		Apache Corp.	30,677,300
1,380,015	L	ExxonMobil Corp.	121,620,722
716,000		Marathon Oil Corp.	37,138,920
398,800	@@	Royal Dutch Shell PLC ADR-Class A	32,585,948
387,500		XTO Energy, Inc.	26,547,625
			276,119,119
		Oil & Gas Services: 5.8%
358,600	L	Baker Hughes, Inc.	31,320,124
904,400	L	BJ Services Co.	28,886,536
722,900	L	Halliburton Co.	38,364,303
297,400		Schlumberger Ltd.	31,949,682
429,300	@,@@,L	Willbros Group, Inc	18,807,633
			149,328,278
		Pharmaceuticals: 6.6%
919,850		Abbott Laboratories	48,724,455
319,900	L	AmerisourceBergen Corp.	12,792,801
529,300	@	Hospira, Inc.	21,230,223
1,441,800		Merck & Co., Inc.	54,341,442
702,450	@@,L	Teva Pharmaceutical Industries Ltd. ADR	32,172,210
			169,261,131
		Retail: 5.6%
276,000		CVS Caremark Corp.	10,921,320
543,900	L	Darden Restaurants, Inc.	17,372,166
509,500	L	Home Depot, Inc.	11,932,490
477,450		McDonald's Corp.	26,842,239
891,000		Ross Stores, Inc.	31,648,320
811,300	L	Wal-Mart Stores, Inc.	45,595,060
			144,311,595
		Semiconductors: 2.1%
2,494,750		Intel Corp.	53,587,226
			53,587,226

Shares			Value
		Software: 5.7%
534,050	@,L	Adobe Systems, Inc.	$21,036,230
573,950	@,L	Ansys, Inc.	27,044,524
2,181,011		Microsoft Corp.	59,999,613
1,810,050	@	Oracle Corp.	38,011,050
			146,091,417
		Telecommunications: 4.7%
1,518,000		AT&T, Inc.	51,141,421
1		Fairpoint Communications, Inc.	7
9	@,@@,L	Nortel Networks Corp.	74
1,051,050		Qualcomm, Inc.	46,635,089
2,556,600	L	Sprint Nextel Corp.	24,287,700
			122,064,291
		Toys/Games/Hobbies: 1.3%
57,200	@@	Nintendo Co., Ltd.	32,436,603
			32,436,603
		Transportation: 2.2%
330,800	L	Tidewater, Inc.	21,511,924
452,700		Union Pacific Corp.	34,178,850
			55,690,774
Total Common Stock (Cost $2,443,346,910)			2,525,431,312
Principal Amount			Value
CONVERTIBLE BONDS: 0.0%
		Electric: 0.0%
$20,000,000	L	Mirant Corp.-Escrow (In Default), Discount Note, due 06/15/21	—
Total Convertible Bonds (Cost $—)			—
CORPORATE BONDS/NOTES: 0.0%
		Energy-Alternate Sources: 0.0%
	10,000,000	Southern Energy-Escrow, Discount Note, due 07/15/09	—
Total Corporate Bonds/Notes (Cost $—)			—
Total Long-Term Investments (Cost $2,443,346,910)			2,525,431,312
SHORT-TERM INVESTMENTS: 8.0%
		Commercial Paper: 1.0%
5,000,000		Jupiter Securities Co., LLC, 2.590%, due 08/07/08	4,986,120
17,150,000		Volkswagen of America, 3.050%, due 07/01/08	17,148,547
4,000,000		Weatherford International Ltd., 3.050%, due 07/01/08	3,999,661
Total Commercial Paper (Cost $26,134,328)			26,134,328

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Repurchase Agreement: 0.3%
$7,373,000	Goldman Sachs Repurchase Agreement dated 06/30/08, 2.350%, due 07/01/08, $7,373,481 to be received upon repurchase (Collateralized by $7,393,200 U.S. Treasury, 3.500%, Market Value plus accrued interest $7,520,470, due 12/15/09)	$7,373,000
Total Repurchase Agreement (Cost $7,373,000)		7,373,000
	Securities Lending Collateralc[c]: 6.7%
170,933,504	Bank of New York Mellon Corp. Institutional Cash Reserves	170,933,504
Total Securities Lending Collateral (Cost $170,933,504)		170,933,504
Total Short-Term Investments (Cost $204,440,832)		204,440,832

Total Investments in Securities (Cost $2,647,787,742)*	106.3%	$2,729,872,144
Other Assets and Liabilities - Net	(6.3)	(161,458,586)
Net Assets	100.0%	$2,568,413,558

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

*  Cost for federal income tax purposes is $2,657,118,011.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$220,216,421
Gross Unrealized Depreciation	(147,462,288)
Net Unrealized Appreciation	$72,754,133

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$2,633,975,872	$—
Level 2 — Other Significant Observable Inputs	95,896,272	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$2,729,872,144	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP  PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.1%
		Aerospace/Defense: 3.1%
35,800		Lockheed Martin Corp.	$3,532,028
			3,532,028
		Agriculture: 1.0%
15,700	@@,L	British American Tobacco PLC ADR	1,087,225
			1,087,225
		Apparel: 2.6%
50,100		Nike, Inc.	2,986,461
			2,986,461
		Auto Parts & Equipment: 0.9%
21,600	@@,L	Autoliv, Inc.	1,006,992
			1,006,992
		Beverages: 0.5%
10,100		Coca-Cola Co.	524,998
			524,998
		Biotechnology: 2.9%
19,700	@	Biogen Idec, Inc.	1,101,033
55,400	@,L	Invitrogen Corp.	2,175,004
			3,276,037
		Chemicals: 3.6%
14,600		Monsanto Co.	1,846,024
15,700	@	Mosaic Co.	2,271,790
			4,117,814
		Commercial Services: 0.6%
26,200	L	Western Union Co.	647,664
			647,664

Shares			Value
		Computers: 11.2%
22,500	@	Apple, Inc.	$3,767,400
89,200		Hewlett-Packard Co.	3,943,532
30,900		International Business Machines Corp.	3,662,577
38,300	@,L	Western Digital Corp.	1,322,499
			12,696,008
		Cosmetics/Personal Care: 1.5%
24,800		Colgate-Palmolive Co.	1,713,680
			1,713,680
		Diversified Financial Services: 0.4%
15,300	@,L	Nasdaq Stock Market, Inc.	406,215
			406,215
		Electronics: 3.7%
40,100		Applera Corp.-Applied Biosystems Group	1,342,548
28,800	@	Dolby Laboratories, Inc.	1,153,601
20,400		PerkinElmer, Inc.	568,140
20,800	@	Thermo Electron Corp.	1,159,184
			4,223,473
		Engineering & Construction: 4.0%
22,200	@,@@	ABB Ltd. ADR	628,704
9,200		Fluor Corp.	1,711,936
25,400		KBR, Inc.	886,714
21,100	@	McDermott International, Inc.	1,305,879
			4,533,233
		Food: 1.9%
23,500		HJ Heinz Co.	1,124,475
36,000	@@	Unilever PLC ADR	1,022,760
			2,147,235
		Healthcare-Products: 5.3%
139,400	@	Boston Scientific Corp.	1,713,226
16,300		Densply International, Inc.	599,840
2,100	@,L	Intuitive Surgical, Inc.	565,740
17,900		Johnson & Johnson	1,151,686
22,500	@@,L	Mindray Medical International Ltd. ADR	839,700
27,800	@	St. Jude Medical, Inc.	1,136,464
			6,006,656
		Insurance: 1.5%
26,700	L	Aflac, Inc.	1,676,760
			1,676,760
		Internet: 6.8%
16,200	@,L	Amazon.com, Inc.	1,187,946
5,100	@	Google, Inc.-Class A	2,684,742
146,700	@,L	Symantec Corp.	2,838,645
45,200	@,L	Yahoo!, Inc.	933,832
			7,645,165
		Iron/Steel: 1.4%
23,300	L	AK Steel Holding Corp.	1,607,700
			1,607,700
		Machinery-Construction & Mining: 1.1%
17,200		Caterpillar, Inc.	1,269,704
			1,269,704

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP   PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Diversified: 1.9%
10,200	@,L	AGCO Corp.	$534,582
11,600		Flowserve Corp.	1,585,720
			2,120,302
		Media: 2.4%
58,300	@,L	DIRECTV Group, Inc.	1,510,553
41,300	@	Dish Network Corp.	1,209,264
			2,719,817
		Miscellaneous Manufacturing: 3.4%
30,000		3M Co.	2,087,700
13,000		Brink's Co.	850,460
11,800		Honeywell International, Inc.	593,304
7,700		Textron, Inc.	369,061
			3,900,525
		Oil & Gas: 8.7%
48,600		ExxonMobil Corp.	4,283,118
9,900		Hess Corp.	1,249,281
17,200		Noble Energy, Inc.	1,729,632
16,200	@	Unit Corp.	1,344,114
12,000	@	Whiting Petroleum Corp.	1,272,960
			9,879,105
		Oil & Gas Services: 1.1%
15,800	@	FMC Technologies, Inc.	1,215,494
			1,215,494
		Packaging & Containers: 1.3%
11,900		Ball Corp.	568,106
22,900	@	Owens-Illinois, Inc.	954,701
			1,522,807
		Pharmaceuticals: 3.1%
25,000		Eli Lilly & Co.	1,154,000
20,500	@	Express Scripts, Inc.	1,285,760
34,200	L	Perrigo Co.	1,086,534
			3,526,294
		Retail: 6.7%
12,100	L	Abercrombie & Fitch Co.	758,428
5,000	@	Autozone, Inc.	605,050
94,900	L	TJX Cos., Inc.	2,986,503
28,800	@,L	Urban Outfitters, Inc.	898,272
40,600		Wal-Mart Stores, Inc.	2,281,720
			7,529,973
		Savings & Loans: 0.8%
51,000		Hudson City Bancorp., Inc.	850,680
			850,680
		Semiconductors: 5.5%
53,900	L	Altera Corp.	1,115,730
132,500	L	Intel Corp.	2,846,100
40,500		Texas Instruments, Inc.	1,140,480
44,900		Xilinx, Inc.	1,133,725
			6,236,035
		Software: 5.6%
78,800	@	BMC Software, Inc.	2,836,800
102,100		Microsoft Corp.	2,808,771
30,100	@	Oracle Corp.	632,100
			6,277,671
		Telecommunications: 1.4%
50,900	@	Cisco Systems, Inc.	1,183,934
26,600	@@,L	Turkcell Iletisim Hizmet AS ADR	387,030
			1,570,964

Shares			Value
		Toys/Games/Hobbies: 1.1%
35,600		Hasbro, Inc.	$1,271,632
			1,271,632
		Transportation: 1.1%
18,200	@@,L	Frontline Ltd.	1,269,996
			1,269,996
		Total Common Stock (Cost $112,421,726)	110,996,343
EXCHANGE-TRADED FUNDS: 1.5%
		Exchange-Traded Funds: 1.5%
30,800	L	iShares Russell 1000 Growth Index Fund	1,701,392
		Total Exchange-Traded Funds (Cost $1,807,118)	1,701,392
		Total Long-Term Investments (Cost $114,228,844)	112,697,735

Principal Amount		Value
SHORT-TERM INVESTMENTS: 20.8%
	Repurchase Agreement: 0.4%
$428,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $428,029 to be received upon repurchase (Collateralized by $445,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $439,304, due 12/30/08)	428,000
Total Repurchase Agreement (Cost $428,000)		428,000
	Securities Lending Collateralcc: 20.4%

23,054,407	Bank of New York Mellon Corp. Institutional Cash Reserves	23,054,407

Total Securities Lending Collateral (Cost $23,054,407)	23,054,407
Total Short-Term Investments (Cost $23,482,407)	23,482,407

Total Investments in Securities (Cost $137,711,251)*	120.4%	$136,180,142
Other Assets and Liabilities - Net	(20.4)	(23,095,275)
Net Assets	100.0%	$113,084,867

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

*  Cost for federal income tax purposes is $138,831,290.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,785,213
Gross Unrealized Depreciation	(5,436,361)
Net Unrealized Depreciation	$(2,651,148)

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP   PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$135,752,142	$—
Level 2 — Other Significant Observable Inputs	428,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$136,180,142	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 90.2%
		Advertising: 0.5%
93,340	@,L	inVentiv Health, Inc.	$2,593,919
			2,593,919
		Aerospace/Defense: 2.5%
72,500		DRS Technologies, Inc.	5,707,200
130,200	@,L	Moog, Inc.	4,848,648
82,700	@	Teledyne Technologies, Inc.	4,034,933
			14,590,781
		Apparel: 0.7%
147,822	@,@@,L	Gildan Activewear, Inc.	3,825,633
			3,825,633
		Auto Parts & Equipment: 0.7%
205,800	L	ArvinMeritor, Inc.	2,568,384
199,400	L	Cooper Tire & Rubber Co.	1,563,296
			4,131,680
		Banks: 4.9%
491,114		Bank Mutual Corp.	4,930,785
223,450	L	FirstMerit Corp.	3,644,470
95,400	L	Hancock Holding Co.	3,748,266
95,269	L	Prosperity Bancshares, Inc.	2,546,540
125,000	@,L	Signature Bank	3,220,000
165,800		Susquehanna Bancshares, Inc.	2,269,802
89,400	@,L	SVB Financial Group	4,301,034
246,300	@,L	Texas Capital Bancshares, Inc.	3,940,800
			28,601,697
		Biotechnology: 1.8%
39,900	@,L	Alexion Pharmaceuticals, Inc.	2,892,750
43,500	@	Bio-Rad Laboratories, Inc.	3,518,715

Shares			Value
520,760	@,L	Human Genome Sciences, Inc.	$2,713,160
132,833	@,L	Third Wave Technologies, Inc.	1,482,416
			10,607,041
		Chemicals: 2.3%
109,700		Albemarle Corp.	4,378,127
68,100		Cytec Industries, Inc.	3,715,536
89,300	L	HB Fuller Co.	2,003,892
209,400		Hercules, Inc.	3,545,142
			13,642,697
		Commercial Services: 2.9%
68,200	L	Arbitron, Inc.	3,239,500
175,800	L	Deluxe Corp.	3,132,756
51,800	@	FTI Consulting, Inc.	3,546,228
214,600	@,L	Geo Group, Inc.	4,828,500
168,700	@,L	TrueBlue, Inc.	2,228,527
			16,975,511
		Computers: 2.0%
100,400	@,L	CACI International, Inc.	4,595,308
350,300	@,L	Mentor Graphics Corp.	5,534,740
93,800	@,@@	Xyratex Ltd.	1,561,770
			11,691,818
		Distribution/Wholesale: 0.9%
152,900	@	Tech Data Corp.	5,181,781
			5,181,781
		Diversified Financial Services: 2.6%
52,600	@,L	Affiliated Managers Group, Inc.	4,737,156
109,500	@	Investment Technology Group, Inc.	3,663,870
118,603	@,L	KBW, Inc.	2,440,850
201,600		OptionsXpress Holdings, Inc.	4,503,744
			15,345,620
		Electric: 2.1%
142,800		Cleco Corp.	3,331,524
110,000	L	Idacorp, Inc.	3,177,900
260,200		Portland General Electric Co.	5,859,704
			12,369,128
		Electrical Components & Equipment: 1.4%
122,500	@,L	Advanced Energy Industries, Inc.	1,678,250
18,200		Ametek, Inc.	859,404
305,800	@,L	Greatbatch, Inc.	5,290,340
			7,827,994
		Electronics: 5.4%
64,300	@,L	Cymer, Inc.	1,728,384
112,100	@,L	FEI Co.	2,553,638
164,500	@	NU Horizons Electronics Corp.	799,470
269,600	@,L	Orbotech Ltd.	3,591,072
158,000	@	Plexus Corp.	4,373,440
280,400		Technitrol, Inc.	4,763,996
108,200	@	Thomas & Betts Corp.	4,095,370
116,000	@	Varian, Inc.	5,922,960
132,900	L	Watts Water Technologies, Inc.	3,309,210
			31,137,540
		Environmental Control: 1.0%
181,700	@,L	Waste Connections, Inc.	5,801,681
			5,801,681

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Food: 1.2%
48,400		Corn Products International, Inc.	$2,376,924
171,200	L	Flowers Foods, Inc.	4,851,808
			7,228,732
		Gas: 2.8%
128,500	L	New Jersey Resources Corp.	4,195,525
218,700	L	Vectren Corp.	6,825,627
148,000		WGL Holdings, Inc.	5,141,520
			16,162,672
		Hand/Machine Tools: 0.7%
95,300	L	Regal-Beloit Corp.	4,026,425
			4,026,425
		Healthcare-Products: 2.3%
139,300	L	ev3, Inc.	1,320,564
129,300	L	Meridian Bioscience, Inc.	3,480,756
261,390	@	Micrus Endovascular Corp.	3,664,688
68,500	@,@@,L	Orthofix International NV	1,983,075
323,587	@,L	Spectranetics Corp.	3,190,568
10	@,L	Volcano Corp.	122
			13,639,773
		Healthcare-Services: 2.1%
76,100	@	Magellan Health Services, Inc.	2,817,983
227,700	@,L	Nighthawk Radiology Holdings, Inc.	1,612,116
25,300	@,L	Pediatrix Medical Group, Inc.	1,245,519
101,700		Universal Health Services, Inc.	6,429,474
			12,105,092
		Household Products/Wares: 0.3%
107,200	@,L	Jarden Corp.	1,955,328
			1,955,328
		Housewares: 1.0%
175,100	L	Toro Co.	5,825,577
			5,825,577
		Insurance: 4.5%
204,304	@@	Aspen Insurance Holdings Ltd.	4,835,876
99,900		Delphi Financial Group	2,311,686
110,900		Hanover Insurance Group, Inc.	4,713,250
106,450	@@	Platinum Underwriters Holdings Ltd.	3,471,335
100,350	@,L	ProAssurance Corp.	4,827,839
81,500	L	Reinsurance Group of America	3,546,880
127,172	L	Selective Insurance Group	2,385,747
			26,092,613
		Internet: 2.2%
208,648	@,L	Cogent Communications Group, Inc.	2,795,883
164,750	@,L	Trizetto Group	3,522,355
381,700	@,L	Websense, Inc.	6,427,824
			12,746,062
		Machinery-Diversified: 3.2%
102,400	@	Gardner Denver, Inc.	5,816,320
77,000	L	Nordson Corp.	5,612,530
62,200	L	Tennant Co.	1,870,354
114,200		Wabtec Corp.	5,552,404
			18,851,608

Shares			Value
		Media: 0.4%
252,014	L	Entercom Communications Corp.	$1,769,138
197,700	L	GateHouse Media, Inc.	486,342
			2,255,480
		Metal Fabricate/Hardware: 0.8%
98,200		Commercial Metals Co.	3,702,140
47,200	@,L	Ladish Co., Inc.	971,848
			4,673,988
		Mining: 0.1%
19,000	@,L	RTI International Metals, Inc.	676,780
			676,780
		Miscellaneous Manufacturing: 0.7%
171,100	L	Barnes Group, Inc.	3,950,699
			3,950,699
		Oil & Gas: 3.6%
78,400	@,L	Carrizo Oil & Gas, Inc.	5,338,256
207,800	@,L	EXCO Resources, Inc.	7,669,898
218,600	@,L	Parallel Petroleum Corp.	4,400,418
45,200	@	Unit Corp.	3,750,244
			21,158,816
		Oil & Gas Services: 4.1%
206,800	@,L	Cal Dive International, Inc.	2,955,172
34,400	@	Core Laboratories NV	4,896,840
59,600	@	Dril-Quip, Inc.	3,754,800
333,500	@,L	Global Industries Ltd.	5,979,655
252,400	@,L	Tetra Technologies, Inc.	5,984,404
			23,570,871
		Packaging & Containers: 2.6%
176,100	@	Crown Holdings, Inc.	4,576,839
211,600	@	Pactiv Corp.	4,492,268
120,800	L	Silgan Holdings, Inc.	6,129,392
			15,198,499
		Pharmaceuticals: 2.7%
343,600	@	Akorn, Inc.	1,137,316
73,200	@,L	BioMarin Pharmaceuticals, Inc.	2,121,336
149,300	@,L	KV Pharmaceutical Co.	2,885,969
194,600	L	Mylan Laboratories	2,348,822
107,300	L	Omnicare, Inc.	2,813,406
43,100	@,L	United Therapeutics Corp.	4,213,025
			15,519,874
		Retail: 6.7%
88,400	@,L	Gymboree Corp.	3,542,188
224,200	@,L	Jack in the Box, Inc.	5,024,322
214,302	@,L	Jo-Ann Stores, Inc.	4,935,375
163,981	@,L	JoS. A Bank Clothiers, Inc.	4,386,492
60,900		Longs Drug Stores Corp.	2,564,499
206,200	@,L	Papa John's International, Inc.	5,482,858
110,400	L	Phillips-Van Heusen	4,042,848
185,300		Regis Corp.	4,882,655
364,050	L	Stage Stores, Inc.	4,248,464
			39,109,701
		Savings &Loans: 1.8%
226,672	L	First Niagara Financial Group, Inc.	2,915,002
324,168	L	NewAlliance Bancshares, Inc.	4,045,617
390,600		Westfield Financial, Inc.	3,534,930
			10,495,549

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Semiconductors: 5.1%
219,500	@,L	DSP Group, Inc.	$1,536,500
443,600	@	Emulex Corp.	5,167,940
589,400	@,L	Entegris, Inc.	3,860,570
200,200	@	Fairchild Semiconductor International, Inc.	2,348,346
224,900	@,L	Formfactor, Inc.	4,144,907
172,500	L	Micrel, Inc.	1,578,375
485,500	@,L	ON Semiconductor Corp.	4,452,035
292,500	@,@@	Verigy Ltd.	6,642,675
			29,731,348
		Software: 3.8%
111,900	@	Ansys, Inc.	5,272,728
643,600	@,L	Epicor Software Corp.	4,447,276
276,500	@	Parametric Technology Corp.	4,609,255
191,100	@	Progress Software Corp.	4,886,427
132,550	@,L	THQ, Inc.	2,685,463
			21,901,149
		Telecommunications: 3.9%
423,900	L	Alaska Communications Systems Group, Inc.	5,061,366
59,500	@,L	CommScope, Inc.	3,139,815
370,500	@,L	Foundry Networks, Inc.	4,379,310
71,000		Otelco, Inc.	1,146,650
289,728	@,L	RCN Corp.	3,123,268
165,400	@	SBA Communications Corp.	5,956,054
			22,806,463
		Transportation: 1.9%
120,200	L	General Maritime Corp.	3,122,796
243,500	L	Heartland Express, Inc.	3,630,585
195,900	L	Horizon Lines, Inc.	1,949,205
70,000	@	HUB Group, Inc.	2,389,100
			11,091,686
Total Common Stock (Cost $552,199,651)			525,099,306
REAL ESTATE INVESTMENT TRUSTS: 4.4%
		Apartments: 0.8%
94,841	L	Home Properties, Inc.	4,558,058
			4,558,058
		Diversified: 0.6%
278,400		Lexington Corporate Properties Trust	3,794,592
			3,794,592
		Health Care: 0.7%
225,200		Senior Housing Properties Trust	4,398,156
			4,398,156
		Hotels: 0.6%
137,200		LaSalle Hotel Properties	3,447,836
			3,447,836
		Mortgage: 0.3%
69,600		Hatteras Financial Corp.	1,600,104
			1,600,104
		Office Property: 0.8%
185,400		BioMed Realty Trust, Inc.	4,547,862
			4,547,862

Shares			Value
		Warehouse/Industrial: 0.6%
426,300		DCT Industrial Trust, Inc.	$3,529,764
			3,529,764
Total Real Estate Investment Trusts (Cost $29,191,836)			25,876,372
EXCHANGE-TRADED FUNDS: 1.4%
		Exchange-Traded Funds: 1.4%
117,525	L	iShares Russell 2000 Index Fund	8,112,751
Total Exchange-Traded Funds (Cost $8,552,412)			8,112,751
Total Long-Term Investments (Cost $589,943,899)			559,088,429
SHORT-TERM INVESTMENTS: 30.9%
		Mutual Fund: 4.4%
25,750,000	**	ING Institutional Prime Money Market Fund	25,750,000
Total Mutual Fund (Cost $25,750,000)			25,750,000

Principal Amount		Value
	Repurchase Agreement: 0.5%
$2,928,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $2,928,195 to be received upon repurchase (Collateralized by $3,030,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $2,991,216, due 12/30/08)	2,928,000
Total Repurchase Agreement (Cost $2,928,000)		2,928,000
	Securities Lending Collateralcc: 26.0%
151,578,125	Bank of New York Mellon Corp. Institutional Cash Reserves	151,578,125
Total Securities Lending Collateral (Cost $151,578,125)		151,578,125
Total Short-Term Investments (Cost $180,256,125)		180,256,125

Total Investments in Securities (Cost $770,200,024)*	126.9%	$739,344,554
Other Assets and Liabilities - Net	(26.9)	(156,883,943)
Net Assets	100.0%	$582,460,611

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

**  Investment in affiliate

*  Cost for federal income tax purposes is $774,754,022.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$35,866,682
Gross Unrealized Depreciation	(71,276,150)
Net Unrealized Depreciation	$(35,409,468)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$736,416,554	$—
Level 2 — Other Significant Observable Inputs	2,928,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$739,344,554	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP  PORTFOLIO OF INVESTMENTS
VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.4%
		Aerospace/Defense: 4.6%
27,000		Boeing Co.	$1,774,440
21,700		Lockheed Martin Corp.	2,140,922
30,700		United Technologies Corp.	1,894,190
			5,809,552
		Agriculture: 2.3%
6,800	L	Bunge Ltd.	732,292
32,100	@	Lorillard, Inc.	2,220,036
			2,952,328
		Banks: 7.4%
56,500	@@,L	Banco Bilbao Vizcaya Argentaria SA ADR	1,071,805
84,700	@@,L	Banco Santander Central Hispano SA ADR	1,540,693
65,700		Bank of America Corp.	1,568,259
35,400	L	Capital One Financial Corp.	1,345,554
21,700	@@,L	Lloyds TSB Group PLC-Spon ADR	535,339
53,100	L	Regions Financial Corp.	579,321
9,000	@@	Uniao de Bancos Brasileiros SA GDR	1,142,370
45,400	L	Wachovia Corp.	705,062
38,400	L	Wells Fargo & Co.	912,000
			9,400,403
		Biotechnology: 1.1%
24,100	@	Biogen Idec, Inc.	1,346,949
			1,346,949
		Chemicals: 3.9%
19,800	L	Ashland, Inc.	954,360
12,600		Lubrizol Corp.	583,758

Shares			Value
56,800	L	Sherwin-Williams Co.	$2,608,824
15,500	L	Terra Industries, Inc.	764,925
			4,911,867
		Computers: 2.7%
127,100	L	Seagate Technology, Inc.	2,431,423
29,700	@,L	Western Digital Corp.	1,025,541
			3,456,964
		Cosmetics/Personal Care: 1.1%
19,400		Colgate-Palmolive Co.	1,340,540
			1,340,540
		Diversified Financial Services: 5.1%
16,900		American Express Co.	636,623
5,300		Goldman Sachs Group, Inc.	926,970
63,000		Invesco Ltd.	1,510,740
67,400		JPMorgan Chase & Co.	2,312,494
16,300	@@,L	ORIX Corp. ADR	1,175,719
			6,562,546
		Electric: 5.7%
62,000	L	Alliant Energy Corp.	2,124,120
3	@@,L	Cia Energetica de Minas Gerais ADR	74
52,000	L	DTE Energy Co.	2,206,880
57,700		Edison International	2,964,626
			7,295,700
		Electronics: 1.3%
47,800		Applera Corp.-Applied Biosystems Group	1,600,344
			1,600,344
		Engineering & Construction: 0.5%
19,100		KBR, Inc.	666,781
			666,781
		Food: 6.9%
37,700		HJ Heinz Co.	1,803,945
150,600		Kroger Co.	4,347,822
102,800		Sara Lee Corp.	1,259,300
52,200		Sysco Corp.	1,436,022
			8,847,089
		Healthcare-Services: 1.8%
42,100	@,L	AMERIGROUP Corp.	875,680
51,400	@,L	Lincare Holdings, Inc.	1,459,760
			2,335,440
		Household Products/Wares: 1.2%
25,300		Kimberly-Clark Corp.	1,512,434
			1,512,434
		Insurance: 8.5%
32,700	@@	ACE Ltd.	1,801,443
30,100		American Financial Group, Inc.	805,175
56,500	@@,L	Aspen Insurance Holdings Ltd.	1,337,355
50,100	@@	Axis Capital Holdings Ltd.	1,493,481
39,800		Chubb Corp.	1,950,598
28,300	@@	RenaissanceRe Holdings Ltd.	1,264,161
50,800		Travelers Cos., Inc.	2,204,720
			10,856,933
		Internet: 0.7%
46,600	@,L	Expedia, Inc.	856,508
			856,508

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP   PORTFOLIO OF INVESTMENTS
VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Media: 0.5%
25,200	@	Liberty Media Corp.-Entertainment	$610,596
			610,596
		Mining: 1.2%
13,200		Freeport-McMoRan Copper & Gold, Inc.	1,546,908
			1,546,908
		Miscellaneous Manufacturing: 5.3%
32,100		Dover Corp.	1,552,677
62,100		Honeywell International, Inc.	3,122,388
29,300	L	Parker Hannifin Corp.	2,089,676
			6,764,741
		Office/Business Equipment: 0.8%
19,400	@@	Canon, Inc. ADR	993,474
			993,474
		Oil & Gas: 21.4%
54,700		Chevron Corp.	5,422,411
10,000	L	Cimarex Energy Co.	696,700
66,600		ConocoPhillips	6,286,374
19,200	@@	ENI S.p.A. ADR	1,425,216
131,800		ExxonMobil Corp.	11,615,534
20,800		Occidental Petroleum Corp.	1,869,088
			27,315,323
		Pharmaceuticals: 1.2%
90,300		Pfizer, Inc.	1,577,541
			1,577,541
		Retail: 2.2%
171,600		Gap, Inc.	2,860,572
			2,860,572
		Software: 0.8%
38,500		Microsoft Corp.	1,059,135
			1,059,135
		Telecommunications: 6.8%
132,700		AT&T, Inc.	4,470,663
54,500	@@,L	Partner Communications ADR	1,293,285
36,600	@@	Telefonica SA ADR	2,912,628
			8,676,576
		Toys/Games/Hobbies: 1.4%
48,500	L	Hasbro, Inc.	1,732,420
			1,732,420
		Total Common Stock (Cost $132,859,250)	122,889,664
REAL ESTATE INVESTMENT TRUSTS: 1.7%
		Hotels: 0.7%
38,200	L	Hospitality Properties Trust	934,372
			934,372
		Warehouse/Industrial: 1.0%
23,300	L	Prologis	1,266,355
			1,266,355
		Total Real Estate Investment Trusts (Cost $2,888,246)	2,200,727

Shares			Value
EXCHANGE-TRADED FUNDS: 1.5%
		Exchange-Traded Funds: 1.5%
27,000	L	iShares Russell 1000 Value Index Fund	$1,864,350
		Total Exchange-Traded Funds (Cost $2,065,098)	1,864,350
		Total Long-Term Investments (Cost $137,812,594)	126,954,741
SHORT-TERM INVESTMENTS: 24.1%
300,000	**	ING Institutional Prime Money Market Fund	300,000
		Total Mutual Fund (Cost $300,000)	300,000

Principal Amount		Value
	Repurchase Agreement: 0.5%
$597,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $597,040 to be received upon repurchase (Collateralized by $620,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $612,064, due 12/30/08)	597,000
Total Repurchase Agreement (Cost $597,000)		597,000
	Securities Lending Collateralcc: 23.4%
29,757,270	Bank of New York Mellon Corp. Institutional Cash Reserves	29,757,270
Total Securities Lending Collateral (Cost $29,757,270)		29,757,270
Total Short-Term Investments (Cost $30,654,270)		30,654,270

Total Investments in Securities (Cost $168,466,864)*	123.7%	$157,609,011
Other Assets and Liabilities - Net	(23.7)	(30,161,370)
Net Assets	100.0%	$127,447,641

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

**  Investment in affiliate

*  Cost for federal income tax purposes is $168,937,639.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,527,901
Gross Unrealized Depreciation	(17,856,529)
Net Unrealized Depreciation	$(11,328,628)

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP   PORTFOLIO OF INVESTMENTS
VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$157,012,011	$—
Level 2 — Other Significant Observable Inputs	597,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$157,609,011	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Principal Amount			Value
CORPORATE BONDS/NOTES: 24.5%
		Agriculture: 0.2%
$2,565,000		Philip Morris International, Inc., 5.650%, due 05/16/18	$2,497,725
4,976,000		Philip Morris International, Inc., 6.375%, due 05/16/38	4,865,140
			7,362,865
		Airlines: 0.5%
13,910,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	13,144,950
3,733,000		United Air Lines, Inc., 6.932%, due 09/01/11	4,330,280
			17,475,230
		Auto Manufacturers: 0.1%
6,190,725		Ford Motor Co., 5.480%, due 11/29/13	5,010,618
			5,010,618
		Banks: 6.1%
7,880,000	@@,C	Australia & New Zealand Banking Group Ltd., 3.181%, due 12/31/49	5,082,600
12,895,000	C	BAC Capital Trust XIV, 5.630%, due 12/31/49	10,070,221
337,903	@@,#	Banco Itau SA, 2.683%, due 09/20/08	337,295
6,565,000	@@,#,C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	6,424,607

Principal Amount			Value
$9,820,000	C	Bank of America Corp., 8.000%, due 01/30/18	$9,214,990
7,458,000	C	Bank of America Corp., 8.125%, due 12/29/49	7,059,072
3,090,000	@@,C	Bank of Ireland, 3.063%, due 12/29/49	2,101,200
1,220,000	@@,C,L	Bank of Scotland, 3.063%, due 12/31/49	747,250
539,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	539,685
2,120,000	@@,C	Barclays Bank PLC, 3.125%, due 08/29/49	1,366,590
3,750,000	@@,C	Barclays Bank PLC, 4.000%, due 12/31/49	2,456,250
3,395,000	@@,#,C	Barclays Bank PLC, 5.926%, due 09/29/49	2,898,957
10,438,000	@@,#	Barclays Bank PLC, 6.050%, due 12/04/17	10,249,375
1,475,000	@@,C	Barclays O/S Inv, 3.189%, due 04/11/49	926,595
5,260,000	@@,C,L	BNP Paribas, 2.708%, due 09/29/49	3,972,031
2,768,000	@@,#,C	Danske Bank A/S, 5.914%, due 12/29/49	2,521,249
2,280,000	@@,C	Den Norske Bank ASA, 2.938%, due 11/29/49	1,523,040
6,525,000	#,C	Dresdner Funding Trust I, 8.151%, due 06/30/31	5,457,503
4,580,000		Fifth Third Bancorp., 8.250%, due 03/01/38	3,719,079
6,361,000		First Tennessee Bank NA, 2.779%, due 05/18/09	6,093,965
2,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	2,015
3,280,000	@@,#,C	HBOS PLC, 5.375%, due 11/29/49	2,895,561
8,370,000	@@,C	Hongkong & Shanghai Banking Corp., Ltd., 3.063%, due 07/29/49	5,649,750
10,510,000	@@,C	HSBC Bank PLC, 3.288%, due 06/29/49	6,936,600
5,770,000	@@	HSBC Bank PLC, 3.438%, due 06/29/49	3,836,450
5,540,000	@@,C	Lloyds TSB Bank PLC, 2.813%, due 11/29/49	3,628,700
6,070,000	@@,C	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	3,975,850
6,810,000	@@,C,L	Lloyds TSB Bank PLC, 3.500%, due 06/29/49	4,466,543
2,819,000	@@,#,C	Lloyds TSB Group PLC, 6.267%, due 11/13/49	2,252,116
6,715,000	@@,C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	6,729,551
20,734,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	19,814,219
760,000	@@,C,L	National Westminster Bank PLC, 3.125%, due 11/29/49	489,630
1,140,000	@@,C,L	National Westminster Bank PLC, 3.250%, due 08/29/49	746,700

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Banks (continued)
	$5,200,000	#,C	PNC Preferred Funding Trust I, 8.700%, due 02/19/49	$5,184,176
	5,015,000	#,C	Rabobank Capital Funding II, 5.260%, due 12/29/49	4,599,442
	4,684,000	#,C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	4,029,050
	4,399,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	3,828,010
	11,980,000	@@,C,L	Royal Bank of Scotland Group PLC, 3.375%, due 12/29/49	7,607,300
	2,860,000	@@,C	Societe Generale, 3.003%, due 11/29/49	2,119,886
	12,560,000	@@,C,L	Standard Chartered PLC, 3.063%, due 11/29/49	7,912,800
	3,240,000	@@,C,L	Standard Chartered PLC, 3.463%, due 12/29/49	2,089,800
	7,850,000	@@,C,L	Standard Chartered PLC, 3.875%, due 07/29/49	4,945,500
	1,260,000	@@,C	Standard Chartered PLC, 3.963%, due 01/29/49	837,900
	1,700,000	@@,#,C	Standard Chartered PLC, 6.409%, due 12/31/49	1,366,310
	1,500,000	@@,#,C	Standard Chartered PLC, 7.014%, due 07/30/49	1,295,519
	3,627,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	3,687,027
	7,093,000	@@,C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	7,138,821
	3,566,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	2,596,134
	757,000	@@	UBS AG, 5.875%, due 12/20/17	737,687
	3,134,000	C	USB Capital IX, 6.189%, due 03/29/49	2,383,247
	4,895,000		Wachovia Bank NA, 6.600%, due 01/15/38	4,278,157
	6,593,000	C	Wachovia Capital Trust III, 5.800%, due 03/15/42	4,485,765
	3,410,000	@@,C	Westpac Banking Corp., 2.806%, due 09/30/49	2,661,498
	2,973,000	@@,#,C	Westpac Capital Trust IV, 5.256%, due 12/29/49	2,434,337
				220,403,605
			Beverages: 0.1%
BRL	7,664,000	@@,#	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	3,932,156
				3,932,156
			Chemicals: 0.4%
	$4,609,000	C	PPG Industries, Inc., 7.700%, due 03/15/38	5,037,208
	1,510,000	Z	Stauffer Chemical, 4.330%, due 04/15/10	1,399,483

Principal Amount			Value
$3,180,000	Z	Stauffer Chemical, 8.070%, due 04/15/17	$1,849,106
2,620,000	Z	Stauffer Chemical, 8.090%, due 04/15/18	1,452,816
5,811,000		Union Carbide Corp., 7.750%, due 10/01/96	5,077,361
			14,815,974
		Computers: 0.3%
5,449,000	C	Lexmark International, Inc., 5.900%, due 06/01/13	5,369,973
4,794,000	C	Lexmark International, Inc., 6.650%, due 06/01/18	4,716,783
			10,086,756
		Diversified Financial Services: 7.6%
17,487,000	@@,#,C	Aiful Corp., 4.450%, due 02/16/10	15,804,803
1,006,000	@@,#,C,I	Alpine III, 3.270%, due 08/16/14	1,008,729
1,006,000	@@,#,I	Alpine III, 3.670%, due 08/16/14	1,009,301
1,507,000	@@,#,I	Alpine III, 5.470%, due 08/16/14	1,517,820
2,576,000	@@,#,I	Alpine III, 8.720%, due 08/16/14	2,633,118
5,154,000		American Express Co., 7.000%, due 03/19/18	5,226,398
3,605,000		American Express Co., 8.150%, due 03/19/38	4,018,746
4,700,000		American General Finance Corp., 6.900%, due 12/15/17	4,103,133
17,659,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	17,305,821
2,802,000	@@,C	BNP Paribas, 2.938%, due 12/31/49	1,954,401
10,071,000		CIT Group, Inc., 2.906%, due 03/12/10	8,750,138
6,400,000		CIT Group, Inc., 2.935%, due 02/13/12	5,102,490
8,170,000		Citigroup, Inc., 6.125%, due 05/15/18	7,832,604
6,652,000	C	Citigroup, Inc., 8.300%, due 12/21/57	6,298,240
18,684,000	C	Citigroup, Inc., 8.400%, due 04/29/49	17,784,552
5,122,000	#,C	Corestates Capital Trust I, 8.000%, due 12/15/26	5,262,522
5,861,000		Countrywide Financial Corp., 5.800%, due 06/07/12	5,548,122
6,814,000	@@,S	Eksportfinans A/S, 5.125%, due 10/26/11	7,068,387
355,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	321,565
3,090,000	@@,C	Financiere CSFB NV, 2.938%, due 03/29/49	2,023,950
3,669,000		Ford Motor Credit Co., 5.538%, due 01/13/12	2,609,826

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Diversified Financial Services (continued)
$7,223,000		Ford Motor Credit Co., 7.241%, due 04/15/12	$6,770,956
8,272,000		Ford Motor Credit Co., 8.000%, due 12/15/16	6,020,056
6,198,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	6,002,063
7,666,000		General Electric Capital Corp., 5.875%, due 01/14/38	6,970,448
5,944,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	4,136,548
242,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	222,036
4,791,000	#,C	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	4,742,108
4,798,000	#,C	HVB Funding Trust III, 9.000%, due 10/22/31	4,630,876
11,976,000		International Lease Finance Corp., 6.625%, due 11/15/13	10,772,053
6,993,000		John Deere Capital Corp., 4.950%, due 12/17/12	7,030,867
10,081,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	9,480,475
6,391,000	C	Lehman Brothers Holdings Capital Trust VIII, 3.479%, due 05/29/49	4,532,753
6,647,000	C	Lehman Brothers Holdings, Inc., 6.000%, due 05/03/32	5,094,640
10,908,000	C	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	10,146,545
23,288,000	#,C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	14,254,369
6,907,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	6,750,515
5,140,741	@@,#,C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	5,227,106
9,153,478	#,C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	8,100,828
7,234,027	#,C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	6,402,114
734,210	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	751,714
9,082,000	@@,#	TNK-BP Finance SA, 7.500%, due 07/18/16	8,616,093
32,450,810	#,Z	Toll Road Investors Partnership II LP, 24.010%, due 02/15/45	3,270,717
2,981,000	#,C	Twin Reefs Pass-through Trust, 3.459%, due 12/10/49	109,552

Principal Amount			Value
$7,075,000	@@,C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	$7,083,695
2,213,000	#,C	Wachovia Capital Trust V, 7.965%, due 06/01/27	2,182,396
			272,486,189
		Electric: 1.4%
13,524,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	13,490,190
4,310,000	C	DTE Energy Co., 7.050%, due 06/01/11	4,468,311
3,316,000	C	FPL Group Capital, Inc., 6.350%, due 10/01/66	2,898,426
1,105,000	C	FPL Group Capital, Inc., 6.650%, due 06/15/67	978,412
1,271,371	#,C	Juniper Generation, LLC, 6.790%, due 12/31/14	1,327,010
5,310,000	C	Nevada Power Co., 5.950%, due 03/15/16	5,294,675
3,310,000	C	Nevada Power Co., 6.750%, due 07/01/37	3,251,271
409,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	408,332
9,278,000	C	NorthWestern Corp., 5.875%, due 11/01/14	9,143,553
5,053,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	5,199,380
3,936,000	#	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	3,748,103
			50,207,663
		Energy-Alternate Sources: 0.4%
4,000,000		Greater Ohio Ethanol, LLC, 6.363%, due 12/31/13	3,825,000
4,900,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	4,538,625
2,455,000	#	White Pine Hydro, LLC, 6.960%, due 07/10/37	2,332,844
3,837,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	3,708,971
			14,405,440
		Food: 0.2%
6,651,000		Kraft Foods, Inc., 6.125%, due 02/01/18	6,476,830
1,330,000		Kraft Foods, Inc., 6.875%, due 02/01/38	1,297,040
596,000		Kraft Foods, Inc., 7.000%, due 08/11/37	591,911
			8,365,781
		Forest Products & Paper: 0.6%
3,480,000	@@	Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	1,305,000
9,173,000	@@,C	Abitibi-Consolidated, Inc., 8.500%, due 08/01/29	3,439,875
6,404,000	@@,C	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	2,433,520

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Forest Products & Paper (continued)
$7,843,000	C	International Paper Co., 7.950%, due 06/15/18	$7,812,585
5,604,000	C	International Paper Co., 8.700%, due 06/15/38	5,659,894
			20,650,874
		Gas: 0.4%
16,171,000	C	Southern Union Co., 7.200%, due 11/01/66	13,129,736
			13,129,736
		Healthcare-Services: 0.2%
8,308,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	7,885,954
			7,885,954
		Home Builders: 0.1%
6,493,000	C	Beazer Homes USA, Inc., 8.125%, due 06/15/16	4,967,145
			4,967,145
		Insurance: 1.5%
10,157,000	@@,C	Aegon NV, 4.634%, due 12/31/49	6,094,200
8,012,000		American International Group, Inc., 5.850%, due 01/16/18	7,519,438
6,738,000	#,C	American International Group, Inc., 8.175%, due 05/15/58	6,358,132
5,776,000	#,C	Metlife Capital Trust IV, 7.875%, due 12/15/37	5,676,358
1,741,000	#,C	North Front Pass-through Trust, 5.810%, due 12/15/24	1,621,780
11,914,000	C	Progressive Corp., 6.700%, due 06/15/37	10,463,887
4,220,000		Prudential Financial, Inc., 6.000%, due 12/01/17	4,180,851
4,522,000		Prudential Financial, Inc., 6.625%, due 12/01/37	4,281,873
15,654,000	@@,±,C	Security Capital Assurance Ltd., 6.880%, due 06/30/49	78,270
8,235,000	@@,#,C	White Mountains Re Group Ltd., 7.506%, due 05/29/49	6,281,658
2,275,000	@@,C	XL Capital, Ltd., 6.500%, due 12/15/49	1,537,914
			54,094,361
		Iron/Steel: 0.1%
2,357,000	@@,#,C	ArcelorMittal, 6.125%, due 06/01/18	2,307,607
			2,307,607
		Media: 0.8%
9,617,000	#,C	COX Communications, Inc., 6.250%, due 06/01/18	9,405,118
2,927,000	#,C	COX Communications, Inc., 6.950%, due 06/01/38	2,870,863

Principal Amount			Value
$4,390,000	C	News America, Inc., 6.650%, due 11/15/37	$4,300,145
3,348,000	@@,C	Thomson Reuters Corp., 5.950%, due 07/15/13	3,365,075
5,578,000	@@,C	Thomson Reuters Corp., 6.500%, due 07/15/18	5,568,478
3,850,000	C	Time Warner Cable, Inc., 7.300%, due 07/01/38	3,837,888
			29,347,567
		Miscellaneous Manufacturing: 0.4%
9,126,000		General Electric Co., 5.250%, due 12/06/17	8,789,141
6,785,000	C	Honeywell International, Inc., 5.300%, due 03/01/18	6,696,279
			15,485,420
		Multi-National: 0.1%
3,865,000	@@,S	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	3,666,231
			3,666,231
		Oil & Gas: 0.1%
2,783,000	@@,#	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	2,635,927
1,656,000	@@,#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	1,723,464
			4,359,391
		Pipelines: 0.3%
1,893,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	1,968,720
4,352,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	4,129,299
2,894,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	2,904,853
			9,002,872
		Real Estate: 0.9%
2,828,000	C	iStar Financial, Inc., 5.150%, due 03/01/12	2,334,952
1,272,000	C	iStar Financial, Inc., 5.500%, due 06/15/12	1,043,919
2,458,000	C	iStar Financial, Inc., 5.850%, due 03/15/17	1,947,999
4,960,000	C	iStar Financial, Inc., 8.625%, due 06/01/13	4,542,780
1,048,000	C	Liberty Property LP, 6.375%, due 08/15/12	1,027,555
3,933,000	C	Liberty Property LP, 7.750%, due 04/15/09	3,994,009
975,000	C	Rouse Co., 7.200%, due 09/15/12	899,201
14,834,000	#,C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	13,440,019
4,414,000	C	Simon Property Group L.P., 5.300%, due 05/30/13	4,347,247
			33,577,681

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Retail: 0.6%
$5,594,749	#,C	CVS Lease Pass-through, 6.036%, due 12/10/28	$5,209,701
4,822,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	4,637,231
7,496,000	C	Darden Restaurants, Inc., 6.200%, due 10/15/17	6,967,442
2,649,000	C	McDonald's Corp., 5.800%, due 10/15/17	2,708,820
2,248,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	2,152,217
			21,675,411
		Savings & Loans: 0.1%
200,000	#,C	Washington Mutual IV, 9.750%, due 10/29/49	157,722
3,000,000	#,C	Washington Mutual Preferred Funding Delaware, 6.534%, due 03/15/11	1,334,349
			1,492,071
		Software: 0.1%
3,277,000	C	Oracle Corp., 6.500%, due 04/15/38	3,295,921
			3,295,921
		Telecommunications: 0.5%
9,886,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	9,278,980
1,169,000	C	Embarq Corp., 7.995%, due 06/01/36	1,108,821
10,057,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	8,393,321
			18,781,122
		Transportation: 0.3%
5,315,000	C	CSX Corp., 6.250%, due 04/01/15	5,340,310
6,758,000	C	CSX Corp., 7.450%, due 04/01/38	6,793,101
			12,133,411
		Water: 0.1%
2,218,000	C	American Water Capital Corp., 6.085%, due 10/15/17	2,131,212
1,859,000	C	American Water Capital Corp., 6.593%, due 10/15/37	1,720,700
			3,851,912
Total Corporate Bonds/Notes (Cost $970,112,049)			884,256,964
U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.7%
		Federal Home Loan Mortgage Corporation: 12.3%
16,369,788	C,S	2.808%, due 05/15/33	15,921,439
4,241,186	C,S	3.108%, due 04/15/32	4,232,102
12,816,000	C,S,L	3.600%, due 05/20/11	12,809,669
10,665,000	L	3.750%, due 06/28/13	10,481,370

Principal Amount			Value
$2,572,618	C,S	4.500%, due 12/15/16	$2,580,741
7,753,000	C,S	4.500%, due 02/15/20	7,373,933
8,976,935	C,S	5.000%, due 08/15/16	9,050,022
9,490,000	C,S	5.000%, due 12/15/17	9,583,113
2,808,000	C,S	5.000%, due 05/15/20	2,777,838
5,225,338	C,S	5.000%, due 08/15/21	5,291,753
7,892,000	C,S	5.000%, due 04/15/23	7,692,843
6,475,721	C,S	5.000%, due 09/15/31	6,227,972
2,458,000	C,S	5.000%, due 02/15/32	2,380,467
10,310,220	C,S	5.000%, due 03/15/32	9,935,413
6,681,000	C,S	5.000%, due 04/15/32	6,593,868
7,628,000	C,S	5.000%, due 08/15/32	7,461,644
9,737,000	C,S	5.000%, due 12/15/32	9,525,999
3,891,733	C,S	5.000%, due 02/15/35	3,840,823
900,000	W	5.000%, due 07/15/35	862,453
1,170,428	S	5.015%, due 04/01/35	1,170,640
8,930,000	C,S	5.250%, due 03/15/12	8,964,238
18,196,065	C,S	5.500%, due 08/15/20	17,842,614
4,161,000	C,S	5.500%, due 12/15/20	4,117,995
12,728,922	C,S	5.500%, due 11/15/22	12,846,475
18,218,000	C,S	5.500%, due 06/15/32	17,993,137
16,989,000	C,S	5.500%, due 07/15/32	17,063,927
14,157,000	C,S	5.500%, due 09/15/32	14,193,472
2,494,000	C,S	5.500%, due 10/15/32	2,472,327
2,217,000	C,S	5.500%, due 11/15/32	2,196,040
1,100,000	C,S	5.500%, due 04/15/33	1,104,629
7,306,000	C,S	5.500%, due 07/15/33	7,371,415
5,030,000	C,S	5.500%, due 08/15/33	5,059,044
59,784,000	W	5.500%, due 07/15/34	58,896,566
15,345,301	C,S	6.000%, due 01/15/29	15,743,128
108,470	S	6.000%, due 02/01/29	110,620
14,557,506	S	6.000%, due 02/01/36	14,791,507
60,313,000		6.000%, due 04/15/38	60,925,539
42,698,000		6.500%, due 07/15/34	44,012,287
1,136,749	S	7.000%, due 09/01/26	1,193,688
232,619	S	7.000%, due 11/01/31	245,720
471,722	S	7.500%, due 11/01/28	511,116
			443,449,586
		Federal National Mortgage Association: 4.2%
2,360,491	S	2.733%, due 07/25/36	2,324,040
400,554	S	2.833%, due 08/25/33	394,445
9,729,000	C,S	3.125%, due 06/04/10	9,664,261
14,978,000	S	3.875%, due 07/12/13	14,793,171
1,259,539	S	4.929%, due 04/01/35	1,270,345
5,072,334	S	5.000%, due 02/25/29	5,109,987
1,390,152	S	5.027%, due 07/01/35	1,388,370
944,617	S	5.229%, due 08/01/35	942,140
18,376	S	5.500%, due 11/01/16	18,695
90,124	S	5.500%, due 12/01/16	91,686
13,472	S	5.500%, due 04/01/17	13,688
10,898	S	5.500%, due 01/01/18	11,073
477,353	S	5.500%, due 02/01/18	481,420
8,124	S	5.500%, due 06/01/18	8,244
55,694	S	5.500%, due 10/01/18	56,590
5,861,000	S	5.500%, due 05/25/30	5,823,967
10,174,566	S	5.500%, due 01/25/36	9,902,290
12,607,415	S	5.500%, due 12/25/36	12,143,650
10,087,396	S	5.500%, due 02/25/37	10,087,057
429,553	S	5.500%, due 06/01/37	424,017
2,889	S	6.000%, due 10/01/08	2,897
106,078	S	6.000%, due 06/01/16	109,158
288,053	S	6.000%, due 08/01/16	296,416

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$216,540	S	6.000%, due 10/01/16	$222,827
227,971	S	6.000%, due 01/01/17	234,549
112,547	S	6.000%, due 02/01/17	115,779
2,157	S	6.000%, due 03/01/17	2,219
520,367	S	6.000%, due 04/01/17	535,311
367,437	S	6.000%, due 05/01/17	377,989
159,787	S	6.000%, due 06/01/17	164,376
269,883	S	6.000%, due 07/01/17	277,633
462,491	S	6.000%, due 08/01/17	475,817
1,367,112	S	6.000%, due 09/01/17	1,406,374
6,463	S	6.000%, due 10/01/17	6,648
316,575	S	6.000%, due 11/01/17	325,766
7,909	S	6.000%, due 02/01/18	8,136
308,529	S	6.000%, due 04/01/18	316,619
60,028	S	6.000%, due 09/01/18	61,677
65,047	S	6.000%, due 10/01/18	66,834
103,407	S	6.000%, due 11/01/18	106,248
356,553	S	6.000%, due 12/01/18	366,904
7,725,119	S	6.000%, due 07/25/29	7,949,048
4,546,393	S	6.000%, due 04/25/31	4,714,878
46,099,000	W	6.000%, due 07/14/37	46,509,558
7,031,314	S	6.000%, due 01/01/38	7,102,177
197,874	S	6.500%, due 01/01/23	206,415
37,859	S	6.500%, due 04/01/27	39,403
61,926	S	6.500%, due 02/01/28	64,450
175,500	S	6.500%, due 01/01/32	182,325
128,802	S	6.500%, due 09/01/32	133,730
382,398	S	6.500%, due 10/01/32	397,029
12,712	S	7.000%, due 08/01/25	13,499
4,184	S	7.000%, due 11/01/25	4,444
48,180	S	7.000%, due 12/01/25	51,164
85,899	S	7.000%, due 02/01/26	91,218
184,344	S	7.000%, due 03/01/26	195,771
6,474	S	7.000%, due 12/01/27	6,876
79,000	S	7.000%, due 01/01/30	83,556
2,499,120	S	7.000%, due 06/01/31	2,644,386
10,954	S	7.500%, due 11/01/29	11,826
55,953	S	7.500%, due 10/01/30	60,309
103,199	S	7.500%, due 11/01/30	111,234
80,671	S	7.500%, due 09/01/31	86,873
1,348,274	C,S	7.500%, due 01/25/48	1,385,757
212,490	S	10.000%, due 02/25/19	240,741
			152,715,980
		Government National Mortgage Association: 5.2%
58,355	S	5.125%, due 12/20/29	58,656
89,082,000		6.000%, due 07/15/33	90,432,127
85,058	S	6.375%, due 04/20/28	86,640
61,579	S	6.500%, due 01/15/29	63,987
2,152,418	S	6.500%, due 10/15/31	2,235,887
122,604	S	6.500%, due 01/15/32	127,320
87,640,000	W	6.500%, due 07/15/38	90,529,403
370,437	S	7.000%, due 04/15/26	395,556
2,532	S	7.000%, due 12/15/27	2,702
34,874	S	7.000%, due 01/15/28	37,197
145,122	S	7.000%, due 02/15/28	154,790
149,143	S	7.000%, due 05/15/32	158,789
23,981	S	7.500%, due 04/15/22	25,801
6,038	S	7.500%, due 05/15/22	6,496
4,654	S	7.500%, due 06/15/22	5,007
1,343	S	7.500%, due 08/15/22	1,445
184,439	S	7.500%, due 12/15/23	198,424

Principal Amount			Value
$5,081	S	7.500%, due 06/15/24	$5,472
3,563	S	7.500%, due 01/15/26	3,839
1,643	S	7.500%, due 07/15/26	1,770
28,796	S	7.500%, due 03/15/29	30,997
32,819	S	7.500%, due 04/15/29	35,327
77,906	S	7.500%, due 08/15/29	83,861
9,668	S	7.500%, due 09/15/29	10,407
20,658	S	7.500%, due 10/15/29	22,237
34,080	S	7.500%, due 12/15/29	36,689
7,346	S	7.500%, due 01/15/30	7,904
47,445	S	7.500%, due 02/15/30	51,047
42,971	S	7.500%, due 05/15/30	46,233
13,945	S	7.500%, due 06/15/30	15,005
15,789	S	7.500%, due 07/15/30	16,988
42,161	S	7.500%, due 08/15/30	45,363
10,916	S	7.500%, due 10/15/30	11,745
2,903	S	7.500%, due 11/15/30	3,114
1,541	S	7.500%, due 01/15/31	1,657
23,482	S	7.500%, due 02/15/31	25,255
17,438	S	7.500%, due 03/15/31	18,755
8,846	S	7.500%, due 04/15/31	9,514
1,573	S	7.500%, due 09/15/31	1,692
340,910	S	7.500%, due 12/15/31	366,770
51,564	S	7.500%, due 01/15/32	55,484
61,180	S	7.500%, due 03/15/32	65,802
974	S	7.500%, due 04/15/32	1,046
35,809	S	7.500%, due 05/15/32	38,471
91,596	S	7.500%, due 06/15/32	98,404
			185,631,075
Total U.S. Government Agency Obligations (Cost $783,210,870)			781,796,641
U.S. TREASURY OBLIGATIONS: 22.0%
		U.S. Treasury Bonds: 7.9%
196,433,000	L	3.875%, due 05/15/18	194,852,500
83,846,000	L	5.000%, due 05/15/37	90,134,534
			284,987,034
		U.S. Treasury Notes: 10.6%
47,236,000	S	2.875%, due 06/30/10	47,468,028
334,415,000	L	3.375%, due 06/30/13	335,120,616
			382,588,644
		Treasury Inflation Indexed Protected Securitiesip: 3.5%
34,617,531	L	0.875%, due 04/15/10	35,226,072
19,020,701	L	1.750%, due 01/15/28	18,102,363
69,489,786	S,L	2.000%, due 04/15/12	73,333,475
			126,661,910
Total U.S. Treasury Obligations (Cost $790,100,299)			794,237,588
ASSET-BACKED SECURITIES: 2.3%
		Credit Card Asset-Backed Securities: 0.1%
4,167,000	C,S	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	4,116,217
			4,116,217

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Home Equity Asset-Backed Securities: 0.9%
$1,253,000	C,S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	$425,245
10,593,000	C,S	GSAA Trust, 5.242%, due 06/25/34	10,418,549
3,328,000	#,C,S	Irwin Home Equity, 5.960%, due 08/25/37	2,153,319
350,262	C,S	Merrill Lynch Mortgage Investors, Inc., 2.843%, due 07/25/34	307,158
2,937,067	C,S	Morgan Stanley Capital I, 3.683%, due 06/25/33	2,498,396
9,285,000	C,S	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	6,402,525
243,876	C,S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	241,964
3,393,000	C,S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	2,674,614
4,000,000	C,S	Specialty Underwriting & Residential Finance, 2.683%, due 12/25/36	3,616,732
1,472,756	C,S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	1,436,529
500,000	C,S	Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	486,381
			30,661,412
		Other Asset-Backed Securities: 1.3%
274,483	C,S	Amortizing Residential Collateral Trust, 2.733%, due 05/25/32	202,903
1,327,047	C,S	Bear Stearns Asset-Backed Securities, Inc., 2.883%, due 07/25/36	600,481
622,000	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	605,577
362,000	S	CenterPoint Energy Transition Bond Co., LLC, 5.234%, due 02/01/23	347,362
599,529	C,S	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.783%, due 07/25/33	547,007
33,363	C,S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	32,919
85,000	C,S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	75,756

Principal Amount			Value
$6,436,510	C,S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	$6,355,020
4,238,099	C,S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	4,116,418
3,360,000	#,C,S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	2,706,376
2,876,000	#,C,S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	1,852,325
3,195,189	C,S	Equity One, Inc., 5.050%, due 09/25/33	2,882,045
589,438	C,S	Fannie Mae, 2.623%, due 04/25/35	574,688
2,265,290	C,S	First Horizon Asset Back Trust, 2.613%, due 09/25/29	1,921,725
13,534,000	#,C,S	Grand Horn Ltd., 3.310%, due 01/12/22	12,552,785
6,265,000	#,C,S,I	Hudson Mezzanine Funding, 3.206%, due 06/12/42	15,663
2,736,247	C,S	Lehman XS Trust, 2.763%, due 08/25/35	2,034,878
2,080,729	@@,#,C,S	Liberty Square CDO Ltd., 3.181%, due 04/15/13	1,981,894
1,012,673	C,S	Merrill Lynch Mortgage Investors, Inc., 2.663%, due 09/25/36	758,058
1,604,496	C,S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	1,526,678
34,572	C,S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	33,967
53,510	C,S	Residential Asset Mortgage Products, Inc., 3.103%, due 06/25/33	42,698
2,873,655	C,S	Structured Asset Securities Corp., 4.910%, due 06/25/33	2,550,074
3,625,000	@@,#,C,S	TCW Select Loan Fund Ltd., Inc., 3.490%, due 10/10/13	3,407,500
			47,724,797
Total Asset-Backed Securities (Cost $98,443,478)			82,502,426
COLLATERALIZED MORTGAGE OBLIGATIONS: 23.6%
771,159	C,S	American Home Mortgage Assets, 4.318%, due 02/25/47	470,284
9,616,403	C,S	American Home Mortgage Assets, 4.448%, due 11/25/46	7,108,587

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,480,060	C,S	American Home Mortgage Assets, 4.528%, due 09/25/46	$2,571,001
4,724,739	C,S	American Home Mortgage Investment Trust, 2.773%, due 11/25/45	3,577,693
6,864,998	#	Astoria Depositor Corp., 7.902%, due 05/01/21	6,796,348
10,168,783	C,S	Banc of America Alternative Loan Trust, 6.280%, due 11/25/21	9,330,310
7,948,374	C,S	Banc of America Alternative Loan Trust, 6.479%, due 04/25/37	7,240,445
138,064,951	C,S,^	Banc of America Commercial Mortgage, Inc., 0.465%, due 01/15/49	2,411,815
781,000	C,S	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	775,744
395,000	C,S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	383,226
4,010,000	C,S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	3,908,859
7,299,751	C,S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	7,266,478
2,783,000	C,S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	2,762,953
3,943,755	C,S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	3,936,331
204,713	C,S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	204,511
4,150,000	C,S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	4,052,515
3,295,000	C,S	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	2,516,564
1,000,000	C,S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	1,028,131

Principal Amount			Value
$5,947,321	C,S	Banc of America Funding Corp., 2.692%, due 05/20/47	$4,106,196
7,199,407	C,S	Banc of America Funding Corp., 2.692%, due 06/20/47	5,175,666
10,969,694	C,S	Banc of America Funding Corp., 5.258%, due 09/20/35	10,379,583
19,671,881	C,S	Banc of America Funding Corp., 5.651%, due 06/20/37	18,618,562
5,198,477	C,S	Banc of America Funding Corp., 5.750%, due 09/20/34	4,861,564
3,643,908	C,S	Banc of America Funding Corp., 7.000%, due 10/25/37	3,274,293
5,292,757	C,S	Banc of America Mortgage Securities, Inc., 5.173%, due 09/25/35	4,972,512
2,075,000	C,S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	2,001,036
2,241,674	C,S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	2,085,069
3,670,837	C,S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	3,632,568
1,305,190	C,S	Bear Stearns Alternative-A Trust, 2.803%, due 07/25/34	1,113,859
409,569	C,S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	406,753
1,206,000	C,S	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	1,179,057
416,788	C,S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	418,398
5,802,000	#,C,S	Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	4,520,752
3,221,000	C,S	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	3,327,270
330,886	C,S	Capco America Securitization Corp., 6.260%, due 10/15/30	331,474
325,000	C,S	Capco America Securitization Corp., 6.460%, due 10/15/30	326,262
5,680,827	C,S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	5,811,181

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,449,665	C,S	Chase Mortgage Finance Corp., 5.409%, due 12/25/35	$9,638,551
6,440,527	C,S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	6,341,330
9,259,031	C,S	Chaseflex Trust, 6.500%, due 02/25/37	7,268,228
5,752,081	C,S	Citigroup Mortgage Loan Trust, Inc., 5.937%, due 06/25/36	5,197,725
10,542,965	C,S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	10,067,502
22,254,988	C,S	Citigroup Mortgage Loan Trust, Inc., 6.058%, due 08/25/36	20,167,259
2,463,347	C,S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	2,378,808
819,000	C,S	Commercial Mortgage Pass-through Certificates, 3.600%, due 03/10/39	815,579
2,349,559	C,S	Countrywide Alternative Loan Trust, 2.723%, due 11/25/46	1,292,113
167,732	C,S	Countrywide Alternative Loan Trust, 2.783%, due 02/25/35	156,577
972,747	C,S	Countrywide Alternative Loan Trust, 3.183%, due 09/25/36	948,470
7,390,234	C,S	Countrywide Alternative Loan Trust, 4.408%, due 11/25/46	4,203,195
12,577,816	C,S	Countrywide Alternative Loan Trust, 5.407%, due 10/25/35	10,000,845
2,394,166	C,S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,169,025
3,998,008	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	3,513,628
19,320,590	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 07/25/37	18,841,476
1,515,802	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,458,770
1,062,274	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	1,029,237
2,328,000	C,S	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	2,268,422

Principal Amount			Value
$1,386,635	C,S	Credit Suisse First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	$1,331,015
184,000	C,S	Credit Suisse First Boston Mortgage Securities Corp., 7.842%, due 04/15/62	193,089
3,620,969	C,S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	3,263,714
2,232,035	C,S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	2,273,621
10,715,285	C,S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	9,562,042
3,871,812	C,S	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	3,813,737
3,400,000	C,S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	3,505,393
131,184,990	C,S,^	GE Capital Commercial Mortgage Corp., 0.505%, due 06/10/48	1,727,234
737,054	C,S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	734,880
803,000	C,S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	794,703
351,000	C,S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	345,608
872,692	C,S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	881,041
3,532,918	C,S	GMAC Mortgage Corp. Loan Trust, 4.582%, due 10/19/33	3,277,670
7,794,505	C,S	GMAC Mortgage Corp. Loan Trust, 5.251%, due 03/18/35	7,338,429
4,642,742	C,S	GMAC Mortgage Corp. Loan Trust, 5.462%, due 11/19/35	4,365,442
254,628	C,S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	251,759
109,240,059	#,C,S,^	Greenwich Capital Commercial Funding Corp., 0.323%, due 03/10/39	1,973,804
6,871,000	C,S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	6,861,290
3,280,000	C,S	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	2,382,635

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,660,000	C,S	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	$1,189,368
1,325,000	C,S	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	871,363
12,993,000	C,S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	12,463,344
4,390,000	C,S	GS Mortgage Securities Corp. II, 5.627%, due 04/10/38	3,237,659
1,252,911	#,C,S	GSMPS Mortgage Loan Trust, 2.833%, due 01/25/35	1,134,265
2,844,940	C,S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	2,704,364
7,232,758	C,S	GSR Mortgage Loan Trust, 6.500%, due 10/25/36	7,276,642
1,007,059	C,S	Harborview Mortgage Loan Trust, 2.833%, due 01/19/35	873,935
689,304	C,S	Homebanc Mortgage Trust, 3.343%, due 08/25/29	653,906
15,000,000	C,S	JPMorgan Alternative Loan Trust, 2.653%, due 08/25/36	12,788,106
1,036,731	C,S	JPMorgan Alternative Loan Trust, 5.505%, due 01/25/36	900,974
356,239,474	C,S,^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.040%, due 01/12/43	389,227
553,177	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	546,326
3,944,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,907,544
3,875,346	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	3,781,460
1,402,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	1,367,596
978,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	799,021
3,434,790	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	3,289,443

Principal Amount			Value
$1,951,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	$1,516,492
594,399	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	600,310
4,421,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.051%, due 04/15/45	4,449,186
29,195,985	C,S	JPMorgan Mortgage Trust, 5.403%, due 11/25/35	27,917,467
28,052,553	C,S,^	LB-UBS Commercial Mortgage Trust, 0.676%, due 02/15/40	739,914
1,873,000	C,S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	1,856,005
7,078,000	C,S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	7,028,055
509,000	C,S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	504,220
1,717,000	C,S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	1,667,804
2,302,204	C,S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	2,302,623
2,888,510	C,S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	2,883,486
1,112,000	C,S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	950,008
2,060,000	C,S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	2,056,593
2,416,000	C,S	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	2,368,677
3,500,000	C,S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	3,493,631
5,512,000	C,S	LB-UBS Commercial Mortgage Trust, 5.347%, due 11/15/38	5,206,815
6,517,000	C,S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	6,196,818
4,256,000	C,S	LB-UBS Commercial Mortgage Trust, 5.456%, due 04/15/40	3,437,972
2,358,000	C,S	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	1,625,052
1,693,000	C,S	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	1,215,062

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,386,000	C,S	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	$2,363,279
3,854,000	C,S	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	3,802,491
244,000	C,S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	246,151
7,500,000	C,S	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	7,328,366
1,900,000	C,S	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	1,916,699
15,737,000	C,S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	16,166,323
11,696,779	C,S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	12,140,570
3,766,881	C,S	Luminent Mortgage Trust, 2.683%, due 10/25/46	2,709,711
350,634	C,S	MASTR Adjustable Rate Mortgages Trust, 4.534%, due 01/25/47	238,596
3,752,000	C,S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	3,289,716
64,278	C,S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	61,702
709,741	C,S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	718,319
1,728,669	C,S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	1,637,312
3,897,657	C,S	MASTR Reperforming Loan Trust, 2.843%, due 07/25/35	3,259,789
83,495,729	#,C,S,^	Merrill Lynch Mortgage Trust, 0.177%, due 11/12/35	369,677
104,154,377	S,^	Merrill Lynch Mortgage Trust, 0.215%, due 10/12/41	1,697,716
2,725,000	C,S	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	2,674,227
19,329,167	C,S,^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.732%, due 08/12/48	597,422
1,445,000	C,S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	1,028,600
1,617,000	C,S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	1,119,088

Principal Amount			Value
$985,369	C,S	MLCC Mortgage Investors, Inc., 2.713%, due 04/25/29	$902,723
447,744	C,S	MLCC Mortgage Investors, Inc., 2.803%, due 01/25/29	412,238
8,915,000	C,S	Morgan Stanley Capital I, 5.007%, due 01/14/42	8,758,777
1,834,905	C,S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	1,768,679
70,421	C,S	MortgageIT Trust, 2.853%, due 11/25/35	41,230
3,764,000	C,S	New York Mortgage Trust, Inc., 5.647%, due 05/25/36	3,586,578
1,804,000	C,S	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,871,039
1,863,455	C,S	Prime Mortgage Trust, 2.983%, due 02/25/35	1,199,292
2,089,697	C,S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	2,045,406
13,974,373	C,S	RAAC Series, 5.250%, due 09/25/34	13,290,970
1,643,703	C,S	Residential Accredit Loans, Inc., 2.713%, due 05/25/46	878,452
14,388,058	C,S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	9,736,292
1,227,940	C,S	Residential Funding Mortgage Security I, 2.933%, due 05/25/33	1,162,659
640,882	C,S	Sequoia Mortgage Trust, 2.752%, due 01/20/35	610,554
811,372	C,S	Structured Adjustable Rate Mortgage Loan Trust, 2.793%, due 07/25/35	630,434
1,281,779	C,S	Structured Asset Mortgage Investments, Inc., 2.723%, due 04/19/35	1,200,148
5,591,516	C,S	Structured Asset Mortgage Investments, Inc., 6.137%, due 12/27/35	4,816,318
1,248,563	C,S	Structured Asset Securities Corp., 5.500%, due 07/25/33	1,169,599
2,025,038	C,S	Thornburg Mortgage Securities Trust, 2.833%, due 12/25/33	2,018,888
2,087,568	C,S	Thornburg Mortgage Securities Trust, 2.853%, due 09/25/44	2,003,090
630,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	630,328

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,336,000	#,C,S	Wachovia Bank Commercial Mortgage Trust, 5.384%, due 10/15/44	$1,011,163
11,328,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.384%, due 10/15/44	9,054,461
1,896,576	C,S	WaMu Mortgage Pass-Through Certificates, 5.636%, due 12/25/36	1,652,704
7,399,835	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.683%, due 09/25/46	3,763,577
916,820	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.793%, due 01/25/45	710,842
1,146,888	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.803%, due 08/25/45	914,387
906,832	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.858%, due 06/25/44	844,204
1,666,108	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.883%, due 08/25/45	1,286,792
1,200,325	C,S	Washington Mutual Mortgage Pass-through Certificates, 3.083%, due 07/25/36	1,039,022
4,782,000	C,S	Washington Mutual Mortgage Pass-through Certificates, 3.796%, due 06/25/34	4,688,251
30,333	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.228%, due 02/25/47	22,939
7,306,950	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.228%, due 03/25/47	5,013,166
20,015,365	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.268%, due 01/25/47	15,174,361
11,613,281	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.278%, due 06/25/47	8,339,713
8,856,030	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.288%, due 04/25/47	5,744,900

Principal Amount			Value
$12,841,244	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.298%, due 04/25/47	$9,699,627
12,579,705	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.298%, due 05/25/47	9,509,828
4,659,150	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.298%, due 05/25/47	2,961,638
727,625	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.338%, due 12/25/46	402,286
4,703,102	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.338%, due 07/25/47	3,388,605
4,250,176	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.338%, due 07/25/47	2,389,020
2,044,109	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.361%, due 01/25/47	1,533,081
7,853,689	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.368%, due 11/25/46	5,353,546
1,467,979	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.368%, due 11/25/46	753,318
8,268,953	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.488%, due 09/25/46	5,847,199
6,543,408	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.498%, due 05/25/46	4,032,023
846,156	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.498%, due 06/25/46	541,540
15,555,462	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.518%, due 06/25/46	11,977,705
2,290,463	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.774%, due 07/25/46	1,622,839
1,489,580	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.780%, due 10/25/46	1,117,185
4,345,240	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	4,185,525

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,627,231	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.028%, due 11/25/46	$813,615
8,147,645	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.494%, due 01/25/37	7,502,962
1,211,180	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.494%, due 01/25/37	1,062,311
14,199,603	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.673%, due 06/25/37	12,795,677
19,389,377	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.698%, due 06/25/37	18,000,609
1,070,215	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.818%, due 06/25/37	976,752
2,989,000	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.819%, due 10/25/36	2,849,355
10,872,836	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.874%, due 07/25/37	10,282,074
6,365,846	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.878%, due 07/25/37	5,728,833
3,213,194	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.911%, due 07/25/37	2,914,788
3,425,936	C,S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	3,298,626
4,840,734	C,S	Wells Fargo Alternative Loan Trust, 6.000%, due 06/25/37	4,020,109
2,360,246	C,S	Wells Fargo Alternative Loan Trust, 6.250%, due 11/25/37	2,257,777
9,348,016	C,S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 12/28/37	8,400,127
6,983,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 3.498%, due 06/25/35	6,810,576
5,950,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	5,779,426

Principal Amount			Value
$8,712,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.789%, due 07/25/34	$8,334,166
3,962,529	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.886%, due 08/25/34	3,752,312
6,166,058	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33	5,763,352
9,621,709	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	8,857,178
29,079	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.258%, due 10/25/35	28,786
10,437,034	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	9,808,349
8,224,511	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.634%, due 12/25/36	7,695,372
7,635,174	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.935%, due 11/25/36	7,009,747
8,757,790	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.938%, due 10/25/36	8,071,050
9,486,679	C,S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	9,148,174
Total Collateralized Mortgage Obligations (Cost $947,467,904)			850,345,427
MUNICIPAL BONDS: 1.1%
		California: 0.2%
6,691,000	C,S	City of San Diego, 7.125%, due 06/01/32	6,116,912
			6,116,912
		Florida: 0.1%
3,775,000	C	Florida State Board of Education, 4.750%, due 06/01/35	3,561,486
			3,561,486
		Lousiana: 0.2%
7,635,000	C	State of Louisiana, 5.000%, due 10/15/17	8,016,063
			8,016,063

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Michigan: 0.3%
	$12,440,000	S	Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	$11,540,339
				11,540,339
			Washington: 0.3%
	8,530,000	C	State of Washington, 5.000%, due 01/01/33	8,626,389
				8,626,389
Total Municipal Bonds (Cost $39,406,816)				37,861,189
OTHER BONDS: 2.1%
			Foreign Government Bonds: 2.1%
JPY	7,997,991,000	S	Japan Government CPI Linked, 1.200%, due 12/10/17	75,626,114
Total Other Bonds (Cost $76,645,046)				75,626,114
Shares				Value
PREFERRED STOCK: 1.1%
			Banks: 0.1%
	248,050	@@,P	Santander Finance	4,117,630
				4,117,630
			Diversified Financial Services: 0.6%
	182,000	P	Deutsche Bank Capital Trust II	3,594,500
	159,000	P	JPMorgan Chase Capital XXVI	4,116,510
	327,325	P	Merrill Lynch & Co., Inc.	4,435,254
	8,933	#,P	Zurich RegCaPS Funding Trust	8,558,931
				20,705,195
			Insurance: 0.4%
	348,467	@@,P	Aegon NV	5,958,786
	134,500	@@,P	Aegon NV-Series 1	2,258,255
	312,072	P	Metlife, Inc.	6,678,341
				14,895,382
			Sovereign: 0.0%
	73,000	P	Federal National Mortgage Association, Series P	1,312,540
				1,312,540
Total Preferred Stock (Cost $52,830,181)				41,030,747
Total Long-Term Investments (Cost $3,758,216,643)				3,547,657,096

Principal Amount			Value
SHORT-TERM INVESTMENTS: 32.3%
		Commercial Paper: 7.5%
$20,000,000	S	Alcoa, 2.850%, due 07/09/08	$19,985,750
7,000,000	S	Alcoa, 2.960%, due 07/21/08	6,987,954
5,000,000	S	Alcoa, 2.960%, due 08/04/08	4,985,660
34,000,000	S	Crown Point Capital, 2.900%, due 07/14/08	33,961,655
35,000,000	S	CVS Corp., 2.900%, due 07/01/08	34,997,180
25,000,000	S	Dow Chemical Co., 2.793%, due 07/28/08	24,942,639
1,000,000	S	Fortune Brands, Inc., 2.880%, due 07/09/08	999,280
1,200,000	#,S	Fortune Brands, Inc., 2.900%, due 07/07/08	1,199,323
2,532,000	#,S	General Mills, Inc., 2.800%, due 07/08/08	2,530,425
30,000,000	S	General Mills, Inc., 2.890%, due 07/24/08	29,942,400
30,000,000	S	Jupiter Securities Co., LLC, 2.590%, due 08/07/08	29,918,348
2,900,000	S	Kellogg Co., 2.750%, due 07/16/08	2,896,456
25,000,000	S	Kellogg Co., 2.770%, due 07/22/08	24,957,700
10,000,000	#,S	Unitedhealth Group, Inc., 2.771%, due 07/22/08	9,981,972
30,000,000	S	Volkswagen of America, 2.850%, due 07/14/08	29,966,751
5,000,000	S	Volkswagen of America, 3.050%, due 07/01/08	4,999,576
7,500,000	S	Weatherford International Ltd., 3.050%, due 07/01/08	7,499,366
Total Commercial Paper (Cost $270,752,435)			270,752,435
Shares			Value
		Mutual Fund: 2.6%
92,725,000	**,S	ING Institutional Prime Money Market Fund	92,725,000
Total Mutual Fund (Cost $92,725,000)			92,725,000
Principal Amount			Value
		U.S. Treasury Bills: 0.3%
$10,000,000	Z	2.110%, due 12/04/08	9,910,210
Total U.S. Treasury Bills (Cost $9,913,767)			9,910,210

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Repurchase Agreement: 0.2%
$8,806,000	S	Goldman Sachs Repurchase Agreement dated 06/30/08, 2.350%, due 07/01/08, $8,806,575 to be received upon repurchase (Collateralized by $8,830,200 U.S. Treasury, 3.500%, Market Value plus accrued interest $8,982,207, due 12/15/09)	$8,806,000
Total Repurchase Agreement (Cost $8,806,000)			8,806,000
	Securities Lending Collateralcc: 21.7%
780,560,923		Bank of New York Mellon Corp. Institutional Cash Reserves	780,560,923
Total Securities Lending Collateral (Cost $780,560,923)			780,560,923
Total Short-Term Investments (Cost $1,162,758,125)			1,162,754,568

Total Investments in Securities (Cost $4,920,974,768)*	130.7%	$4,710,411,664
Other Assets and Liabilities - Net	(30.7)	(1,106,034,516)
Net Assets	100.0%	$3,604,377,148

@@  Foreign Issuer

MASTR  Mortgage Asset Securitization Transaction, Inc.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

ip  Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.

W  Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

**  Investment in affiliate

±  Defaulted security

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL  Brazilian Real

JPY  Japanese Yen

*  Cost for federal income tax purposes is $4,926,851,466.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,565,729
Gross Unrealized Depreciation	(224,005,531)
Net Unrealized Depreciation	$(216,439,802)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$873,285,923	$(2,095,870)
Level 2 — Other Significant Observable Inputs	3,701,500,688	38,078,861
Level 3 — Significant Unobservable Inputs	135,625,053	3,453,021
Total	$4,710,411,664	$39,436,012

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments**
Balance at 12/31/07	$99,898,567	$(358,101)
Net purchases/sales	46,631,559	2,041,290
Total realized and unrealized gain (loss)	(10,905,073)	1,769,832
Transfers in and/or out of Level 3	—	—
Balance at 06/30/08	$135,625,053	$3,453,021

**  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(17,520,383). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

At June 30, 2008 the following forward foreign currency contracts were outstanding for the ING VP Intermediate Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Brazil Real BRL 7,197,600	Sell	07/11/08	4,322,883	4,476,912	$(154,029)
British Pound Sterling GBP 18,168,600	Sell	08/07/08	35,664,090	36,078,815	(414,725)
Japanese Yen JPY 6,022,187,900	Sell	07/11/08	57,571,352	56,750,955	820,397
New Zealand Dollars NZD 69,835,600	Sell	07/11/08	54,792,174	53,118,600	1,673,574
New Zealand Dollars NZD 26,466,499	Sell	07/11/08	19,987,500	20,131,042	(143,542)
					$1,781,675

ING VP Intermediate Bond Portfolio Open Futures Contracts on June 30, 2008

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	1,450	$350,465,000	03/16/09	$1,396,279
90-Day Eurodollar	725	174,851,875	06/15/09	647,181
Australia 10-Year Bond	552	51,182,573	09/15/08	844,910
Canada 10-Year Bond	401	46,195,420	09/19/08	(272,833)
Euro-Bund	348	60,582,486	09/08/08	(713,033)
Euro-Schatz	1,569	252,775,648	09/08/08	(1,509,903)
Long Gilt	239	49,694,672	09/26/08	(821,875)
U.S. Treasury 5-Year Note	435	48,091,290	09/30/08	(6,623)
				$(435,897)
Short Contracts
Fed Fund 30-Day	435	$(177,621,084)	07/31/08	$(28,277)
Japan 10-Year Bond (TSE)	57	(72,709,422)	09/10/08	(836,782)
Japanese Government Bonds 10-Year Mini	167	(21,269,558)	09/09/08	(117,414)
U.S. Treasury Long Bond	271	(31,325,906)	09/19/08	(677,500)
				$(1,659,973)

ING VP Intermediate Bond Fund Interest Rate Swap Agreements Outstanding on June 30, 2008:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	173,948,000	$1,876,325
Receive a fixed rate equal to 3.18600% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	04/22/10	USD	179,215,000	(902,556)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 2.87750% Counterparty: Citibank N.A., New York	04/14/11	USD	4,310,000	104,003
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 3.56500% Counterparty: Citibank N.A., New York	04/17/13	USD	1,350,000	36,806
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031%	12/13/17	USD	41,434,000	(586,611)
Counterparty: Citibank N.A., New York
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	108,077,000	1,682,685
				$2,210,652

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

ING VP Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15	Sell	5.000%	06/20/13	USD	2,948,000	$(78,080)
Citibank N.A., New York	Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15	Sell	5.000%	06/20/13	USD	2,948,000	(75,321)
Lehman Brothers Special Financing Inc.	ABX.HE.AAA.06-1 Index	Buy	(0.180)%	07/25/45	USD	9,975,419	254,283
Citibank N.A., New York	ABX.HE.AAA.07-1 Index	Sell	0.090%	08/25/37	USD	8,466,000	(1,394,128)
Lehman Brothers Special Financing Inc.	ABX.HE.AAA.07-1 Index	Sell	0.090%	08/25/37	USD	10,117,000	(1,791,433)
Lehman Brothers Special Financing Inc.	Agrium Inc. 8.250%, 02/15/11	Buy	(0.670)%	03/20/13	USD	9,767,000	(7,630)
Barclays Bank PLC, London	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.390)%	09/20/12	USD	5,827,000	114,323
Citibank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(1.000)%	03/20/13	USD	2,329,000	(4,138)
Citibank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.570)%	12/20/17	USD	14,942,000	539,612
JPMorgan Chase Bank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.430)%	09/20/12	USD	3,153,000	57,015
Lehman Brothers Special Financing Inc.	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.400)%	09/20/12	USD	6,305,000	121,279
Lehman Brothers Special Financing Inc.	AMBAC Financial Group Inc. 9.375%, 08/01/11	Buy	(5.000)%	03/20/13	USD	1,323,000	313,872
UBS AG	Australia & New Zealand Banking Group Ltd. 4.450%, 02/05/15	Buy	(0.350)%	09/20/17	USD	5,233,000	223,161
UBS AG	Australia & New Zealand Banking Group Ltd. 4.450%, 02/05/16	Buy	(0.510)%	09/20/17	USD	5,067,000	333,611
Barclays Bank PLC, London	Bank of America Corp. 6.250%, 04/15/12	Sell	0.900%	03/20/13	USD	9,141,000	(67,656)
Lehman Brothers Special Financing Inc.	Bank of America Corp. 6.250%, 04/15/12	Buy	(0.800)%	09/20/11	USD	25,277,000	92,426
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.320)%	09/20/17	USD	6,645,000	1,022,714
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)%	09/20/17	USD	6,826,000	893,813
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.650)%	09/20/17	USD	3,151,000	414,728
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)%	09/20/17	USD	5,233,000	773,586
Lehman Brothers Special Financing Inc.	Belo Corp. 7.750%, 06/01/27	Buy	(3.450)%	03/20/13	USD	3,963,000	(73,945)
Merrill Lynch International	Belo Corp. 7.750%, 06/01/27	Buy	(2.050)%	12/20/17	USD	6,001,000	313,287
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(0.930)%	09/20/12	USD	3,505,000	251,544
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(1.400)%	09/20/14	USD	3,501,000	268,393
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.250)%	09/20/17	USD	6,645,000	541,670
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)%	09/20/17	USD	1,410,000	87,616
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)%	09/20/17	USD	3,151,000	195,801
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)%	06/20/13	USD	76,001,000	(89,059)
UBS AG	CDX.NA.HY.8 Index	Sell	2.750%	06/20/12	USD	13,683,780	(470,858)
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)%	06/20/12	USD	13,874,850	745,680
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index (15-25% Tranche)	Buy	(4.750)%	06/20/12	USD	19,199,000	1,538,054
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (15-25% Tranche)	Sell	7.050%	12/20/12	USD	9,600,000	(1,327,622)
Barclays Bank PLC, London	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	23,656,000	521,979
Barclays Bank PLC, London	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	18,825,000	95,795

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	25,673,000	$(66,656)
Citibank N.A., New York	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	13,498,000	487,277
Lehman Brothers Special Financing Inc.	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	20,229,000	414,008
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	18,846,000	84,155
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	37,645,000	26,081
UBS AG	CDX.NA.HY.10 Index	Buy	(5.000)%	06/20/13	USD	20,283,000	(51,989)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index	Sell	0.600%	12/20/12	USD	32,561,000	(689,560)
Citibank N.A., New York	CDX.NA.IG.9 Index (15-30% Tranche)	Buy	(0.790)%	12/20/17	USD	7,982,000	174,997
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index (15-30% Tranche)	Buy	(0.790)%	12/20/17	USD	17,798,000	390,203
Citibank N.A., New York	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.740%	12/20/12	USD	11,640,000	233,545
Citibank N.A., New York	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.780%	12/20/12	USD	14,967,000	325,323
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.455%	12/20/12	USD	59,326,000	232,766
Citibank N.A., New York	CDX.NA.IG.9 Index (3-7% Tranche)	Buy	(6.300)%	12/20/17	USD	2,128,000	172,447
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index (3-7% Tranche)	Buy	(6.300)%	12/20/17	USD	4,746,000	384,602
Barclays Bank PLC, London	CDX.NA.IG.10 Index	Sell	1.550%	06/20/13	USD	15,000,000	(207,453)
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	16,630,000	246,247
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	8,259,000	123,740
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	19,903,000	149,504
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	26,537,000	135,259
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	26,537,000	147,070
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	16,860,000	408,593
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	13,505,000	223,518
UBS AG	CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	28,488,000	375,505
Citibank N.A., New York	CIT Group Inc. 7.750%, 04/02/12	Buy	(7.450)%	06/20/13	USD	2,312,000	30,917
Citibank N.A., New York	CIT Group Inc. 7.750%, 04/02/12	Buy	(5.650)%	06/20/13	USD	7,433,000	526,698
JPMorgan Chase Bank N.A., New York	Citizens Communications Co. 6.250%, 01/15/13	Buy	(3.800)%	03/20/13	USD	13,178,000	(235,016)
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.700)%	03/20/13	USD	2,967,000	407,395
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.850)%	03/20/13	USD	2,108,000	279,683
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.900)%	03/20/13	USD	3,301,000	432,870
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.900)%	03/20/13	USD	3,663,000	480,340
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.800)%	03/20/13	USD	1,848,000	248,040
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(7.050)%	06/20/13	USD	2,640,000	349,110

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lehman Brothers Special Financing Inc.	Clear Channel Communications 5.750%, 01/15/13	Buy	(8.080)%	03/20/13	USD	6,597,000	$624,707
Lehman Brothers Special Financing Inc.	Clear Channel Communications 5.750%, 01/15/13	Buy	(8.450)%	03/20/13	USD	661,000	55,042
Morgan Stanley Capital Services Inc.	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.850)%	06/20/13	USD	1,330,000	184,289
UBS AG	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.900)%	03/20/13	USD	2,344,000	307,376
Citibank N.A., New York	CMBX.NA.AAA.1 Index	Buy	(0.100)%	10/12/52	USD	6,759,000	20,004
Citibank N.A., New York	CMBX.NA.AAA.4 Index	Buy	(0.350)%	02/17/51	USD	6,745,000	115,138
Citibank N.A., New York	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.820%	03/20/12	USD	1,040,000	(21,880)
Merrill Lynch International	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.840%	03/20/12	USD	5,710,000	(116,257)
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 4.000%, 03/22/11	Sell	8.700%	12/20/12	USD	649,000	154,988
UBS AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.000%	12/20/12	USD	649,000	162,230
Citibank N.A., New York	Countrywide Home Loan 6.000%, 01/24/18	Sell	2.500%	06/20/13	USD	4,962,000	63,419
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 6.000%, 01/24/18	Sell	2.100%	09/20/11	USD	25,277,000	(446,070)
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 6.000%, 01/24/18	Buy	(2.850)%	06/20/13	USD	1,349,000	(36,422)
Credit Suisse International	D.R. Horton Inc. 5.375%, 06/15/12	Buy	(4.250)%	03/20/13	USD	3,303,000	35,038
Citibank N.A., New York	Darden Restaurants Inc. 6.000%, 08/15/35	Buy	(1.650)%	06/20/13	USD	1,500,000	(1,029)
Bear Stearns Credit Products Inc.	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.640)%	03/20/18	USD	5,860,000	32,771
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)%	12/20/12	USD	1,660,000	62,553
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.310)%	12/20/17	USD	1,634,000	46,446
Morgan Stanley Capital Services Inc.	Domtar Corp. 7.875%, 10/15/11	Buy	(2.650)%	09/20/11	USD	2,758,500	13,521
UBS AG	Domtar Corp. 7.875%, 10/15/11	Sell	2.600%	09/20/11	USD	2,761,000	(17,545)
Citibank N.A., New York	DTE Energy Co. 7.050%, 06/01/11	Buy	(0.700)%	06/20/11	USD	4,309,000	(5,738)
Citibank N.A., New York	Federal Home Loan Mortgage Corp. 5.500%, 09/15/11	Buy	(0.560)%	03/20/13	USD	7,873,000	19,767
Lehman Brothers Special Financing Inc.	Federal Home Loan Mortgage Corp. 5.500%, 09/15/11	Buy	(0.960)%	03/20/13	USD	3,316,000	(48,339)
Lehman Brothers Special Financing Inc.	Federal Home Loan Mortgage Corp. 5.875%, 03/21/11	Buy	(2.100)%	03/20/13	USD	3,316,000	(73,786)
Lehman Brothers Special Financing Inc.	Federal Home Loan Mortgage Corp. 5.875%, 03/21/11	Buy	(1.050)%	06/20/13	USD	13,505,000	318,013
Citibank N.A., New York	Federal National Mortgage Association 5.250%, 08/01/12	Buy	(1.300)%	06/20/13	USD	8,313,000	128,935

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.250%, 08/01/12	Buy	(1.470)%	03/20/13	USD	6,121,000	$40,227
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.250%, 08/01/12	Buy	(2.070)%	03/20/13	USD	3,316,000	(203,720)
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.820)%	03/20/13	USD	14,330,000	(115,271)
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.560)%	03/20/13	USD	7,866,000	24,081
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.840)%	03/20/18	USD	14,330,000	(153,079)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.830)%	03/20/13	USD	6,414,000	(54,334)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.930)%	03/20/13	USD	3,316,000	(42,254)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240%	07/20/08	USD	14,080,000	(428)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.740)%	07/20/12	USD	3,522,000	33,467
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.800)%	07/20/12	USD	6,292,000	45,802
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.420)%	03/20/13	USD	15,590,000	(188,922)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.780)%	07/20/12	USD	14,517,500	116,435
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.860)%	08/20/12	USD	4,079,000	24,130
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.150)%	08/20/12	USD	10,111,000	(50,784)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.400%	01/20/13	USD	3,986,000	48,556
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.420)%	03/20/13	USD	10,991,000	(133,191)
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.350)%	12/20/12	USD	7,311,000	386,150
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.900)%	12/20/17	USD	4,133,000	220,407
Barclays Bank PLC, London	GAP Inc. 8.800%, 12/15/08	Buy	(1.200)%	06/20/13	USD	3,711,000	(46,023)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08	Buy	(1.190)%	06/20/13	USD	1,659,000	(19,839)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08	Buy	(0.850)%	06/20/13	USD	1,700,000	5,285
Citibank N.A., New York	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.170%	03/20/13	USD	27,468,000	(499,660)
Barclays Bank PLC, London	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.100)%	06/20/13	USD	10,912,000	120,721
Barclays Bank PLC, London	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.130)%	06/20/13	USD	15,594,000	152,252
Citibank N.A., New York	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(0.960)%	12/20/12	USD	8,950,000	135,790
Lehman Brothers Special Financing Inc.	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.030)%	12/20/12	USD	6,593,000	81,741

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.030)%	12/20/12	USD	5,742,000	$71,190
UBS AG	Harrah's Operating Co. Inc. 5.625%, 06/01/15	Buy	(7.450)%	03/20/13	USD	2,847,000	534,942
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)%	09/20/17	USD	5,233,000	246,678
Citibank N.A., New York	International Lease Finance Corp. 4.150%, 01/20/15	Buy	(1.670)%	06/20/13	USD	13,498,000	789,499
UBS AG	LCDX.NA.8 Index	Buy	(1.200)%	06/20/12	USD	26,514,646	621,946
UBS AG	LCDX.NA.8 Index	Buy	(1.200)%	06/20/12	USD	4,465,625	73,952
Citibank N.A., New York	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.080)%	12/20/12	USD	16,482,000	244,461
Lehman Brothers Special Financing Inc.	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.060)%	12/20/12	USD	10,789,000	(417,405)
Barclays Bank PLC, London	Lehman Brothers Hldgs. 6.625%, 01/18/12	Buy	(2.450)%	06/20/13	USD	1,891,000	30,647
JPMorgan Chase Bank N.A., New York	Lehman Brothers Hldgs. 6.625%, 01/18/12	Buy	(2.500)%	06/20/13	USD	5,877,000	83,506
Barclays Bank PLC, London	Lloyds TSB Group PLC 5.875%, 07/08/14	Buy	(0.500)%	12/20/17	USD	2,859,000	193,064
Barclays Bank PLC, London	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.850)%	03/20/13	USD	1,853,000	98,916
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)%	12/20/12	USD	3,317,000	382,372
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.100)%	12/20/12	USD	5,970,000	667,659
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.010)%	03/20/13	USD	1,700,000	141,817
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.375)%	03/20/13	USD	5,177,000	364,298
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.230)%	12/20/12	USD	5,742,000	616,477
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)%	12/20/12	USD	3,489,000	402,199
Lehman Brothers Special Financing Inc.	Macquarie Bank Ltd. FRN, 09/18/15	Buy	(1.200)%	12/20/12	USD	22,001,000	1,523,274
Lehman Brothers Special Financing Inc.	Macquarie Bank Ltd. FRN, 09/18/15	Sell	1.300%	12/20/17	USD	13,104,000	(1,647,970)
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.100)%	03/20/13	USD	8,289,000	325,458
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.400)%	03/20/13	USD	5,960,000	160,919
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	1,711,000	4,820
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	3,460,000	58,916
Goldman Sachs International	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)%	09/20/13	USD	6,777,000	52,798
JPMorgan Chase Bank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Sell	0.000%	09/20/08	USD	16,585,000	549,258
Citibank N.A., New York	MBIA Insurance Corp. (No Specified Obligation)	Sell	5.000%	09/20/13	USD	1,710,000	(63,373)
Citibank N.A., New York	MBIA Insurance Corp. (No Specified Obligation)	Sell	5.000%	09/20/13	USD	3,460,000	(4,666)
Goldman Sachs International	MBIA Insurance Corp. (No Specified Obligation)	Sell	5.000%	09/20/13	USD	6,778,000	(284,909)
Barclays Bank PLC, London	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.860)%	09/20/12	USD	12,627,000	793,723
Barclays Bank PLC, London	Morgan Stanley 6.600%, 04/01/12	Buy	(1.040)%	12/20/12	USD	5,724,000	232,830
Citibank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Buy	(1.080)%	12/20/12	USD	8,950,000	350,355
Citibank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Buy	(1.900)%	06/20/13	USD	5,497,000	35,549
Barclays Bank PLC, London	Norbord Inc. 7.250%, 07/01/12	Buy	(6.350)%	06/20/13	USD	1,853,000	(51,858)

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Sell	2.200%	06/20/12	USD	1,495,500	$(163,299)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(5.250)%	03/20/13	USD	3,658,000	47,043
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(6.500)%	06/20/13	USD	5,288,000	(176,963)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.450)%	12/20/17	USD	8,363,000	1,123,254
Credit Suisse International	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)%	06/20/14	USD	9,317,000	1,518,534
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)%	06/20/12	USD	1,495,500	195,785
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(2.400)%	12/20/17	USD	3,325,000	455,687
Citibank N.A., New York	Potash Corp. Of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)%	03/20/13	USD	3,264,000	(27,789)
Lehman Brothers Special Financing Inc.	Potash Corp. Of Saskatchewan 7.750%, 05/31/11	Buy	(0.670)%	03/20/18	USD	9,767,000	(122,026)
Morgan Stanley Capital Services Inc.	Potash Corp. Of Saskatchewan 7.750%, 05/31/11	Buy	(0.610)%	03/20/13	USD	6,531,000	(58,415)
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900%	09/20/14	USD	13,533,900	(5,642,242)
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)%	09/20/14	USD	13,533,900	6,500,482
Citibank N.A., New York	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.290)%	09/20/17	USD	6,645,000	725,991
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)%	09/20/17	USD	5,233,000	531,363
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)%	09/20/17	USD	1,410,000	100,617
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)%	09/20/17	USD	3,151,000	224,854
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)%	09/20/17	USD	5,233,000	421,923
Barclays Bank PLC, London	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.750)%	12/20/17	USD	2,859,000	137,452
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)%	09/20/17	USD	1,410,000	74,447
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)%	09/20/17	USD	5,233,000	370,128
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)%	03/20/14	USD	2,105,000	273,348
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)%	03/20/14	USD	6,218,000	848,203
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)%	03/20/14	USD	6,015,000	786,344
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	5,447,000	740,650
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)%	09/20/17	USD	5,813,000	786,278
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	5,820,000	791,368
UBS AG	Toll Bros Finance Corp. 6.875%, 11/15/12	Buy	(1.000)%	06/20/12	USD	13,620,000	912,467
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.700)%	09/20/13	USD	3,418,000	6,429
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	1.170%	03/20/13	USD	11,270,000	(577,420)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	2.950%	03/20/13	USD	6,653,000	216,552
Citibank N.A., New York	Washington Mutual Inc. 5.250%, 09/15/17	Buy	(3.700)%	06/20/13	USD	4,963,000	408,950
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)%	09/20/17	USD	5,233,000	405,089
UBS AG	Westpac Banking Corp. 5.875%, 4/29/18	Buy	(0.510)%	09/20/17	USD	5,067,000	334,242
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)%	03/20/14	USD	6,191,000	466,694
Barclays Bank PLC, London	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780%	09/20/12	USD	5,906,000	(286,208)

See Accompanying Notes to Financial Statements

      PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.210)%	09/20/13	USD	10,259,000	$14,767
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.250)%	09/20/13	USD	1,022,000	—
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030%	03/20/12	USD	7,035,351	17,253
Deutsche Bank AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)%	03/20/13	USD	1,990,000	551,909
Lehman Brothers Special Financing Inc.	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)%	03/20/13	USD	1,323,000	425,924
Merrill Lynch International	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)%	03/20/13	USD	1,990,000	551,909
UBS AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(6.400)%	12/20/12	USD	1,927,000	804,197
UBS AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)%	03/20/13	USD	6,954,000	1,462,195
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)%	09/20/16	USD	5,501,000	693,859
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)%	09/20/16	USD	11,002,000	1,387,717
							$37,519,185

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP MONEY MARKET PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Principal Amount		Value
CERTIFICATES OF DEPOSIT: 2.4%
$42,000,000	UBS AG, 2.980%, due 02/23/09	$42,000,000
Total Certificates of Deposit (Cost $42,000,000)		42,000,000
COMMERCIAL PAPER: 42.9%
18,000,000	American General, 2.950%, due 07/11/08	17,985,250
28,000,000	ASB Finance, 2.985%, due 07/15/08	27,967,497
13,000,000	Barton Capital, 2.600%, due 07/01/08	13,000,000
10,000,000	Barton Capital, 2.630%, due 07/10/08	9,993,425
29,000,000	Barton Capital, 2.650%, due 07/09/08	28,982,862
8,000,000	Cafco, LLC, 2.490%, due 07/10/08	7,994,480
11,000,000	Cafco, LLC, 2.550%, due 07/29/08	10,978,183
15,000,000	Cafco, LLC, 2.650%, due 08/05/08	14,961,354
13,250,000	Cafco, LLC, 2.780%, due 09/15/08	13,171,678
10,000,000	Ciesco L.P., 2.420%, due 07/01/08	10,000,000
12,500,000	Ciesco L.P., 2.520%, due 08/06/08	12,467,750
7,000,000	Ciesco L.P., 2.640%, due 08/25/08	6,971,767

Principal Amount			Value
$23,000,000		Ciesco L.P., 2.750%, due 09/03/08	$22,887,556
21,000,000		Citigroup, Inc., 2.780%, due 09/12/08	20,881,618
22,500,000		Concord Minutemen Capital, 2.750%, due 07/01/08	22,500,000
20,500,000	#	Concord Minutemen Capital, 2.850%, due 07/24/08	20,462,673
6,500,000		Concord Minutemen Capital, 2.900%, due 08/19/08	6,473,901
20,500,000		Concord Minutemen Capital, 3.030%, due 09/17/08	20,364,529
13,000,000		Crown Point Capital, 2.640%, due 07/11/08	12,989,528
20,500,000	#	Crown Point Capital, 2.850%, due 07/23/08	20,464,296
6,500,000		Crown Point Capital, 2.900%, due 08/20/08	6,473,368
20,500,000		Crown Point Capital, 3.030%, due 09/18/08	20,362,792
13,250,000		Edison Asset Securitization, 2.500%, due 07/28/08	13,225,156
8,000,000		Edison Asset Securitization, 2.540%, due 10/08/08	7,943,900
3,750,000		Edison Asset Securitization, 2.600%, due 08/20/08	3,736,458
7,000,000		Edison Asset Securitization, LLC, 2.650%, due 08/04/08	6,982,481
50,000,000		General Electric Capital Corp., 2.510%, due 07/14/08	49,954,681
9,000,000		Jupiter Securities Co., LLC, 2.450%, due 07/01/08	9,000,000
14,000,000		Jupiter Securities Co., LLC, 2.490%, due 07/09/08	13,991,289
13,250,000		Jupiter Securities Co., LLC, 2.550%, due 07/24/08	13,228,414
1,448,000	#	Old Line Funding, LLC, 2.232%, due 07/28/08	1,445,176
5,750,000		Old Line Funding, LLC, 2.440%, due 07/24/08	5,740,669
14,000,000	#	Old Line Funding, LLC, 2.530%, due 07/21/08	13,980,322
12,500,000		Old Line Funding, LLC, 2.530%, due 08/04/08	12,469,306
10,000,000		Old Line Funding, LLC, 2.690%, due 08/26/08	9,958,156
6,750,000	#	Old Line Funding, LLC, 2.732%, due 09/12/08	6,711,675
13,250,000		Park Avenue, 2.500%, due 07/17/08	13,235,278
12,500,000	#	Park Avenue, 2.550%, due 08/14/08	12,461,042
13,000,000		Park Avenue, 2.740%, due 09/02/08	12,936,983
15,000,000	#	Thunder Bay Funding, LLC, 2.540%, due 07/15/08	14,985,183
6,500,000	#	Thunder Bay Funding, LLC, 2.550%, due 07/21/08	6,490,792
13,250,000		Thunder Bay Funding, LLC, 2.620%, due 08/07/08	13,213,504
2,750,000		Thunder Bay Funding, LLC, 2.760%, due 09/09/08	2,735,135
4,750,000		Thunder Bay Funding, LLC, 2.770%, due 09/22/08	4,719,665

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP MONEY MARKET PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$25,000,000		Tulip Funding Corp., 2.570%, due 07/07/08	$24,989,292
20,250,000		Tulip Funding Corp., 2.670%, due 07/21/08	20,218,500
15,000,000		Windmill Funding Corp., 2.470%, due 07/24/08	14,975,371
13,100,000		Windmill Funding Corp., 2.530%, due 08/04/08	13,067,832
13,500,000		Windmill Funding Corp., 2.580%, due 07/16/08	13,485,488
6,000,000		Windmill Funding Corp., 2.690%, due 07/25/08	5,988,800
2,347,000	#	Yorktown Capital, LLC, 2.340%, due 07/14/08	2,344,864
5,821,000	#	Yorktown Capital, LLC, 2.445%, due 08/18/08	5,800,755
18,500,000	#	Yorktown Capital, LLC, 2.500%, due 07/23/08	18,471,736
13,250,000	#	Yorktown Capital, LLC, 2.753%, due 09/16/08	13,172,631
Total Commercial Paper (Cost $729,995,041)			729,995,041
CORPORATE BONDS/NOTES: 34.9%
5,750,000		Allstate Life Global Funding Trusts, 2.513%, due 08/27/08	5,750,084
14,000,000		American Express Bank FSB, 2.470%, due 10/16/08	13,991,647
3,000,000		American Express Bank FSB, 2.673%, due 11/24/08	2,987,676
11,000,000		American Express Credit Corp., 2.492%, due 08/19/08	11,000,026
34,200,000	#	American General Finance Corp., 2.518%, due 09/12/08	34,200,982
3,250,000	#	American Honda Finance Corp., 2.780%, due 11/07/08	3,248,530
23,000,000	@@,#,C	Australia & New Zealand Banking Group Ltd., 2.892%, due 07/31/09	23,000,000
7,100,000	@@,#	Banco Santander Totta SA, 2.480%, due 08/15/08	7,100,039
6,750,000		Bank of America NA, 2.466%, due 06/12/09	6,739,063
14,000,000	#,C	Bank of America NA, 2.988%, due 08/03/09	14,000,000
7,800,000	@@,#	Bank of Scotland PLC, 2.541%, due 08/29/08	7,800,000
15,000,000	@@,#	Bank of Scotland PLC, 3.550%, due 12/01/08	15,026,748
5,500,000		Bank One Corp., 6.000%, due 08/01/08	5,502,728
12,300,000		Bear Stearns Cos., Inc., 2.560%, due 08/05/08	12,300,000
12,750,000		Bear Stearns Cos., Inc., 2.563%, due 08/28/08	12,750,000
19,400,000		Bear Stearns Cos., Inc., 2.875%, due 07/02/08	19,398,575
14,000,000	@@	BNP Paribas, 2.895%, due 05/13/09	14,000,000
6,000,000		Canadian Imperial Bank of Commerce, 2.491%, due 08/22/08	6,000,169

Principal Amount			Value
$10,000,000		Citigroup Funding, Inc., 2.110%, due 10/03/08	$9,994,042
1,000,000		Citigroup Funding, Inc., 2.862%, due 03/02/09	998,177
8,500,000		Citigroup, Inc., 3.625%, due 02/09/09	8,504,361
22,500,000	@@,#	Commonwealth Bank of Australia, 2.753%, due 12/18/08	22,491,608
20,000,000		Credit Suisse First Boston USA, Inc., 2.807%, due 12/09/08	19,996,250
4,749,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	4,763,479
13,000,000	@@,#	Danske Bank A/S, 2.472%, due 08/19/08	12,999,866
9,000,000	@@	Deutsche Bank AG, 2.461%, due 01/09/09	8,986,867
4,000,000		General Electric Capital Corp., 2.170%, due 01/27/09	3,985,252
19,550,000	#	Goldman Sachs Group, Inc., 2.528%, due 09/12/08	19,550,657
7,000,000		Goldman Sachs Group, Inc., 2.841%, due 12/23/08	6,975,865
5,750,000		Goldman Sachs Group, Inc., 3.013%, due 07/29/08	5,747,309
6,500,000		JPMorgan Chase & Co., 2.532%, due 06/26/09	6,488,697
6,000,000		JPMorgan Chase & Co., 3.500%, due 03/15/09	6,013,906
5,700,000		Lehman Brothers Holdings, Inc., 3.500%, due 08/07/08	5,689,192
42,000,000		Merrill Lynch & Co., Inc., 2.638%, due 08/22/08	41,994,307
10,000,000		Morgan Stanley, 2.540%, due 09/03/08	10,001,433
8,000,000		Morgan Stanley, 2.611%, due 09/03/08	8,000,803
14,000,000	@@,#	Royal Bank of Scotland Group PLC, 2.511%, due 08/20/08	14,000,473
17,000,000	@@,#	Santander U.S. Debt SA Unipersonal, 2.861%, due 09/19/08	16,991,586
4,900,000	@@,#	Santander U.S. Debt SA Unipersonal, 2.878%, due 10/21/08	4,898,477
3,000,000		SunTrust Bank, 4.000%, due 10/15/08	2,993,843
14,300,000		Toyota Motor Credit Corp., 2.060%, due 10/20/08	14,274,338
13,100,000		Toyota Motor Credit Corp., 2.410%, due 07/10/09	13,100,000
13,250,000		Toyota Motor Credit Corp., 2.506%, due 01/12/09	13,252,283
7,500,000		Toyota Motor Credit Corp., 2.860%, due 01/23/09	7,500,000
4,700,000	L	US Bancorp., 5.300%, due 04/28/09	4,780,661
6,000,000		Wachovia Bank NA - Old, 2.998%, due 01/12/09	6,004,493

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS

ING VP MONEY MARKET PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
CORPORATE BONDS/NOTES (continued)
$8,500,000		Wachovia Bank NA, 2.070%, due 10/03/08	$8,485,885
2,000,000		Wachovia Bank NA, 2.110%, due 02/23/09	1,991,607
4,600,000		Wachovia Corp., 2.533%, due 10/28/08	4,597,363
1,500,000		Wachovia Corp., 3.500%, due 08/15/08	1,499,374
2,252,000		Wachovia Corp., 3.625%, due 02/17/09	2,247,200
14,000,000	#	Wells Fargo & Co., 2.608%, due 09/12/08	14,001,305
4,000,000		Wells Fargo & Co., 3.125%, due 04/01/09	4,000,244
9,750,000		Wells Fargo & Co., 3.552%, due 05/01/09	9,754,117
7,800,000		Westpac Banking Corp., 2.751%, due 07/10/08	7,800,000
9,500,000	#	Westpac Banking Corp., 2.776%, due 07/11/08	9,500,147
14,000,000	@@,#	Westpac Banking Corp., 2.896%, due 03/27/09	14,000,000
Total Corporate Bonds/Notes (Cost $593,651,734)			593,651,734
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.3%
27,500,000		Federal Home Loan Bank, 2.200%, due 04/01/09	27,480,903
63,525,000	L	Federal Home Loan Bank, 2.250%, due 03/13/09	63,529,038
27,500,000		Federal Home Loan Bank, 2.310%, due 04/07/09	27,500,000
39,500,000		Federal National Mortgage Association, 2.265%, due 04/14/09	39,462,107
Total U.S. Government Agency Obligations (Cost $157,972,048)			157,972,048
U.S. TREASURY NOTES: 5.5%
13,750,000	L	3.875, due 05/15/09	13,962,513
48,000,000	L	4.875, due 05/31/09	49,173,704
29,500,000	L	4.875, due 06/30/09	30,210,827
Total U.S. Treasury Notes (Cost $93,347,044)			93,347,044

REPURCHASE AGREEMENT: 5.0%
84,230,000	Deutsche Bank Repurchase Agreement dated 06/30/08, 2.500%, due 07/01/08, $84,235,849 to be received upon repurchase (Collateralized by $83,882,000 various U.S. Government Agency Obligations, 4.250%-4.750%, Market Value plus accrued interest $85,914,899, due 11/20/09-01/02/13)	84,230,000
Total Repurchase Agreement (Cost $84,230,000)		84,230,000

Principal Amount		Value
SECURITIES LENDING COLLATERALcc: 6.5%
$111,270,923	Bank of New York Mellon Corp. Institutional Cash Reserves	$111,270,923
Total Securities Lending Collateral (Cost $111,270,923)		111,270,923

Total Investments in Securities (Cost $1,812,466,790)*	106.5%	$1,812,466,790
Other Assets and Liabilities - Net	(6.5)	(110,576,814)
Net Assets	100.0%	$1,701,889,976

@@  Foreign Issuer

#  Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

*  Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$111,270,923	$—
Level 2 — Other Significant Observable Inputs	1,701,195,867	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$1,812,466,790	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING BLACKROCK GLOBAL SCIENCE AND  PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 95.2%
		Bermuda: 1.7%
24,700		Covidien Ltd.	$1,182,883
92,300	@,L	Marvell Technology Group Ltd.	1,630,018
25,500		Tyco Electronics Ltd.	913,410
			3,726,311
		Canada: 1.4%
36,300	@,L	Open Text Corp.	1,165,230
16,400	@	Research In Motion Ltd.	1,917,160
			3,082,390
		China: 1.8%
4,900	@,L	Baidu.com ADR	1,533,504
15,000	L	China Medical Technologies, Inc. ADR	741,000
39,800	@,L	Sina Corp.	1,693,490
			3,967,994
		Finland: 0.8%
69,200		Nokia OYJ ADR	1,695,400
			1,695,400
		France: 0.5%
12,400	@	UbiSoft Entertainment	1,084,406
			1,084,406
		Germany: 1.2%
73,100	@,L	Infineon Technologies AG ADR	623,543
38,600	L	SAP AG ADR	2,011,446
			2,634,989

Shares			Value
		Hong Kong: 1.2%
204,400	L	ASM Pacific Technology	$1,544,869
75,500		China Mobile Ltd.	1,013,425
			2,558,294
		India: 0.5%
63,000	@	Bharti Airtel Ltd.	1,060,687
			1,060,687
		Israel: 0.6%
26,200		Teva Pharmaceutical Industries Ltd. ADR	1,199,960
			1,199,960
		Japan: 3.8%
21,300	L	Canon, Inc.	1,096,437
16,000		Disco Corp.	677,361
100,100		Konica Minolta Holdings, Inc.	1,695,546
67,300		Kurita Water Industries Ltd.	2,497,076
12,300		Nidec Corp.	819,295
2,400		Nintendo Co., Ltd.	1,360,976
			8,146,691
		Singapore: 0.6%
145,300	@	Flextronics International Ltd.	1,365,820
			1,365,820
		South Korea: 1.2%
6,900		LG Electronics, Inc.	780,270
3,100		Samsung Electronics Co., Ltd.	1,852,059
			2,632,329
		Switzerland: 1.4%
8,200		Alcon, Inc.	1,334,878
6,800		Roche Holding AG	1,222,452
4,400		Roche Holding Ltd. ADR	397,408
			2,954,738
		Taiwan: 2.5%
450,100		Asustek Computer, Inc.	1,222,557
79,719		AV TECH Corp.	352,727
65,400		High Tech Computer Corp.	1,461,685
1,403,000		Inventec Co., Ltd.	826,257
101,600		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,108,456
474,831		Vanguard International Semiconductor Corp.	347,668
			5,319,350
		United Kingdom: 0.4%
231,500		Meggitt PLC	976,594
			976,594
		United States: 75.6%
52,200	@	Adobe Systems, Inc.	2,056,158
37,200	@	Agilent Technologies, Inc.	1,322,088
22,400	@,L	Akamai Technologies, Inc.	779,296
21,000	@,L	Alexion Pharmaceuticals, Inc.	1,522,500
73,500		Altera Corp.	1,521,450
31,900	@	American Tower Corp.	1,347,775
38,900		Amphenol Corp.	1,745,832
70,600		Analog Devices, Inc.	2,242,962
60,400	@	Apple, Inc.	10,113,376

See Accompanying Notes to Financial Statements

ING BLACKROCK GLOBAL SCIENCE AND  PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		United States (continued)
63,900	L	Applera Corp.-Celera Genomics Group	$725,904
116,700		Applied Materials, Inc.	2,227,803
106,000	@,L	Ariba, Inc.	1,559,260
53,100		AT&T, Inc.	1,788,939
27,800		Automatic Data Processing, Inc.	1,164,820
30,200		Baxter International, Inc.	1,930,988
7,900		Beckman Coulter, Inc.	533,487
25,800		Becton Dickinson & Co.	2,097,540
58,800	@	BMC Software, Inc.	2,116,800
73,700	@,L	Broadcom Corp.	2,011,273
45,800		CA, Inc.	1,057,522
29,400	@,L	Cavium Networks, Inc.	617,400
15,656	@	Celgene Corp.	999,949
23,800	@,L	Charles River Laboratories International, Inc.	1,521,296
36,300	@,L	Ciena Corp.	841,071
177,500	@	Cisco Systems, Inc.	4,128,650
80,300	@	Citrix Systems, Inc.	2,361,623
162,400		Corning, Inc.	3,743,320
18,300		CR Bard, Inc.	1,609,485
31,900		CVS Caremark Corp.	1,262,283
40,800	@,L	Cyberonics	885,360
42,300	@	eBay, Inc.	1,156,059
26,500	@	Electronic Arts, Inc.	1,177,395
134,100	@	EMC Corp.	1,969,929
41,000	@	Genentech, Inc.	3,111,900
65,900	@	Genzyme Corp.	4,746,118
81,400	@	Gilead Sciences, Inc.	4,310,130
3,610	@	Google, Inc.-Class A	1,900,376
33,000		Harris Corp.	1,666,170
97,400		Hewlett-Packard Co.	4,306,054
48,900	@	Ingram Micro, Inc.	867,975
203,200		Intel Corp.	4,364,736
67,000		International Business Machines Corp.	7,941,510
71,700	@,L	JDS Uniphase Corp.	814,512
11,900		Johnson & Johnson	765,646
99,600	@,L	Juniper Networks, Inc.	2,209,128
39,800	L	KLA-Tencor Corp.	1,620,258
120,500	@,L	Kulicke & Soffa Industries, Inc.	878,445
26,300	@,L	Lam Research Corp.	950,745
54,400	L	Linear Technology Corp.	1,771,808
34,500		Lockheed Martin Corp.	3,403,770
57,200		Maxim Integrated Products	1,209,780
67,800	@	McAfee, Inc.	2,307,234
73,100		Medtronic, Inc.	3,782,925
37,800	L	Microchip Technology, Inc.	1,154,412
179,800		Microsoft Corp.	4,946,298
14,100	@,L	Millipore Corp.	956,826
76,700		Motorola, Inc.	562,978
35,300	@,L	Netlogic Microsystems, Inc.	1,171,960
99,500	@,L	ON Semiconductor Corp.	912,415
196,600	@	Oracle Corp.	4,128,600
15,500	@,L	Priceline.com, Inc.	1,789,630
35,000	@,L	Progress Software Corp.	894,950
112,080		Qualcomm, Inc.	4,972,989
40,800		Raytheon Co.	2,296,224
38,500	@,L	Red Hat, Inc.	796,565
25,500	@,L	Salesforce.com, Inc.	1,739,865
59,700		Seagate Technology, Inc.	1,142,061
33,700	@	SenoRx, Inc.	260,164
29,800	@	St. Jude Medical, Inc.	1,218,224

Shares			Value
86,200	@,L	Sybase, Inc.	$2,536,004
75,500	@	Symantec Corp.	1,460,925
47,800	@	Syniverse Holdings, Inc.	774,360
42,000	@,L	Synopsys, Inc.	1,004,220
86,400	@	Teradyne, Inc.	956,448
40,000		Texas Instruments, Inc.	1,126,400
24,200	@,L	Varian Medical Systems, Inc.	1,254,770
25,700	@,L	Varian Semiconductor Equipment Associates, Inc.	894,874
67,200	@,L	VeriSign, Inc.	2,540,160
39,800		Verizon Communications, Inc.	1,408,920
21,100	@,L	Vertex Pharmaceuticals, Inc.	706,217
80,100	L	Xilinx, Inc.	2,022,525
82,200	@,L	Yahoo!, Inc.	1,698,252
22,500	@	Zimmer Holdings, Inc.	1,531,125
			163,928,174
Total Common Stock (Cost $215,055,632)			206,334,127
Principal Amount			Value
SHORT-TERM INVESTMENTS: 19.6%

	Securities Lending Collateralcc: 19.6%
$42,407,785	Bank of New York Mellon Corp. Institutional Cash Reserves	42,407,785
Total Short-Term Investments (Cost $42,407,785)		42,407,785

Total Investments in Securities (Cost $257,463,417)*	114.8%	$248,741,912
Other Assets and Liabilities - Net	(14.8)	(32,027,501)
Net Assets	100.0%	$216,714,411

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

*  Cost for federal income tax purposes is $258,393,131.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,360,034
Gross Unrealized Depreciation	(14,011,253)
Net Unrealized Depreciation	$(9,651,219)

See Accompanying Notes to Financial Statements

ING BLACKROCK GLOBAL SCIENCE AND  PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Aerospace/Defense	3.1%
Biotechnology	8.6
Commercial Services	0.5
Computers	14.7
Distribution/Wholesale	0.4
Electrical Components & Equipment	0.4
Electronics	3.0
Environmental Control	1.2
Hand/Machine Tools	0.3
Healthcare-Products	8.8
Internet	8.5
Miscellaneous Manufacturing	0.8
Office/Business Equipment	0.5
Pharmaceuticals	1.3
Retail	0.6
Semiconductors	16.0
Software	13.0
Telecommunications	12.9
Toys/Games/Hobbies	0.6
Short-Term Investments	19.6
Other Assets and Liabilities - Net	(14.8)
Net Assets	100.0%

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$225,016,242	$—
Level 2 — Other Significant Observable Inputs	23,725,670	258,354
Level 3 — Significant Unobservable Inputs	—	—
Total	$248,741,912	$258,354

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

At June 30, 2008 the following forward foreign currency contracts were outstanding for the ING BlackRock Global Science and Technology Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For		Value	Unrealized Appreciation/ (Depreciation)
Switzerland Francs				USD
CHF	120,000	Buy	07/23/08		115,101	117,506	$2,405
Switzerland Francs CHF 286,000		Buy	07/23/08		272,955	280,055	7,100
EURO EUR 1,000		Buy	07/23/08		1,537	1,573	36
EURO EUR 66,000		Buy	07/23/08		103,043	103,786	744
EURO EUR 107,000		Buy	07/23/08		165,791	168,260	2,468
British Pound Sterling GBP 132,000		Buy	07/23/08		256,814	262,429	5,615
British Pound Sterling GBP 115,000		Buy	07/23/08		226,902	228,632	1,729
British Pound Sterling GBP 60,000		Buy	07/23/08		117,672	119,286	1,615
British Pound Sterling GBP 110,000		Buy	07/23/08		218,947	218,691	(256)
British Pound Sterling GBP 19,000		Buy	07/23/08		37,854	37,774	(80)
Hong Kong Dollars HKD 7,900,000		Buy	07/23/08		1,013,664	1,013,701	37
Japanese Yen JPY 26,673,000		Buy	07/23/08		257,869	251,535	(6,334)
Japanese Yen JPY 385,980,000		Buy	07/23/08		3,704,934	3,639,914	(65,020)
Japanese Yen JPY 280,000		Buy	07/23/08		2,640	2,641	1
Norway Krone NOK 819,000		Buy	07/23/08		163,056	160,394	(2,662)
							$(52,602)
Switzerland Francs CHF 578,000		Sell	07/23/08		574,085	565,985	8,099
Switzerland Francs CHF 808,000		Sell	07/23/08		782,008	791,204	(9,197)
EURO EUR 549,500		Sell	07/23/08		864,692	864,100	591
EURO EUR 275,000		Sell	07/23/08		428,365	432,443	(4,078)
British Pound Sterling GBP 848,500		Sell	07/23/08		1,655,466	1,686,904	(31,438)
Hong Kong Dollars HKD 3,691,500		Sell	07/23/08		474,982	473,681	1,301
Hong Kong Dollars HKD 482,000		Sell	07/23/08		61,977	61,849	128
Hong Kong Dollars HKD 11,482,000		Sell	07/23/08		1,476,779	1,473,331	3,448
Hong Kong Dollars HKD 11,400,000		Sell	07/23/08		1,465,534	1,462,809	2,725
Hong Kong Dollars HKD 1,309,000		Sell	07/23/08		168,127	167,966	161
Japanese Yen JPY 295,737,751		Sell	07/23/08		2,940,862	2,788,901	151,961
Japanese Yen JPY 402,570,000		Sell	07/23/08		3,895,885	3,796,363	99,522
Japanese Yen JPY 280,000,000		Sell	07/23/08		2,686,624	2,640,489	46,135
Japanese Yen JPY 35,895,000		Sell	07/23/08		345,510	338,501	7,008
Japanese Yen JPY 219,736,000		Sell	07/23/08		2,106,769	2,072,180	34,590
							$310,956

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 95.0%
		Australia: 6.2%
10,484		ABC Learning Centres Ltd.	$10,058
10,681		AGL Energy Ltd.	146,312
27,223		Alumina Ltd.	123,580
20,401		Amcor Ltd.	98,833
45,259		AMP Ltd.	289,802
8,794		Aristocrat Leisure Ltd.	54,013
11,228		Asciano Group	37,348
4,365		ASX Ltd.	131,430
43,443		Australia & New Zealand Banking Group Ltd.	780,787
25,034		AXA Asia Pacific Holdings Ltd.	112,245
4,564		Babcock & Brown Ltd.	32,768
8,329		Bendigo Bank Ltd.	87,282
81,325		BHP Billiton Ltd.	3,461,227
17,632		BlueScope Steel Ltd.	191,588
39,540		Boart Longyear Group	84,547
15,064		Boral Ltd.	81,603
34,842	S	Brambles Ltd.	291,626
2,186		Caltex Australia Ltd.	27,314
4,959		Challenger Financial Services Group Ltd.	9,004
13,885		Coca-Cola Amatil Ltd.	93,311
1,700		Cochlear Ltd.	71,401
32,498		Commonwealth Bank of Australia	1,253,110
11,484		Computershare Ltd.	101,226
11,759		Crown Ltd.	104,601
13,156		CSL Ltd.	450,344
29,406		CSR Ltd.	68,978
2,500		Downer EDI Ltd.	16,421
29,414	@	Fortescue Metals Group Ltd.	334,174

Shares			Value
43,687		Foster's Group Ltd.	$212,382
21,446		Goodman Fielder Ltd.	28,896
10,738		Harvey Norman Holdings Ltd.	31,778
2,632		Iluka Resources Ltd.	11,927
1,285		Incitec Pivot Ltd.	227,536
45,859		Insurance Australia Group	152,812
30,559		John Fairfax Holdings Ltd.	85,849
3,307		Leighton Holdings Ltd.	161,034
8,483		Lend Lease Corp., Ltd.	77,724
4,055		Lion Nathan Ltd.	33,218
20,215		Macquarie Airports Management Ltd.	39,984
6,499		Macquarie Group Ltd.	302,565
50,668		Macquarie Infrastructure Group	112,738
40,583		National Australia Bank Ltd.	1,030,466
10,959		Newcrest Mining Ltd.	304,145
17,327		OneSteel Ltd.	123,509
8,116		Orica Ltd.	227,797
21,024		Origin Energy Ltd.	325,275
39,486	@	Oxiana Ltd.	98,797
37,600		Oxiana Ltd.	94,164
13,482	@	Paladin Resources Ltd.	82,315
3,665		PaperlinX Ltd.	6,028
518		Perpetual Trustees Australia Ltd.	21,235
20,125		Qantas Airways Ltd.	58,647
22,159		QBE Insurance Group Ltd.	476,444
7,015		Rio Tinto Ltd.	907,654
14,805		Santos Ltd.	304,947
3,391		Sims Group Ltd.	135,600
9,849		Sonic Healthcare Ltd.	137,533
9,536		St. George Bank Ltd.	248,130
22,741		Suncorp-Metway Ltd.	284,971
14,901		TABCORP Holdings Ltd.	140,106
34,690		Tattersall's Ltd.	78,259
141,577		Telstra Corp., Ltd.	575,281
12,015		Toll Holdings Ltd.	69,526
27,206	@	Transurban Group	110,603
15,337		Wesfarmers Ltd.	548,061
3,337		Wesfarmers Ltd.	120,323
43,933		Westpac Banking Corp.	843,822
10,929		Woodside Petroleum Ltd.	706,411
30,153		Woolworths Ltd.	706,633
3,839		WorleyParsons Ltd.	139,101
			18,929,159
		Austria: 0.6%
786		Andritz AG	49,301
363	@	bwin Interactive Entertainment	10,074
4,611		Erste Bank der Oesterreichischen Sparkassen AG	285,175
12,750	@	Immoeast Immobilien Anlagen AG	112,754
8,939		Immofinanz Immobilien Anlagen AG	92,036
7,546	@	Meinl European Land Ltd.	84,604
2,003		Oesterreichische Elektrizitaetswirtschafts AG	178,857
4,114		OMV AG	321,428
1,308		Raiffeisen International Bank Holding AG	166,184
7,961		Telekom Austria AG	172,505
2,862		Voestalpine AG	234,213
1,301		Wiener Staedtische Allgemeine Versicherung AG	85,729
2,354		Wienerberger AG	98,427
			1,891,287

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Belgium: 1.0%
1,045	@	AGFA-Gevaert NV	$6,746
4,105		Belgacom SA	176,112
362		Colruyt SA	95,424
2,574		Delhaize Group	172,403
12,974		Dexia	206,570
50,954		Fortis	809,377
2,262		Groupe Bruxelles Lambert SA	268,200
4,105		InBev NV	283,825
218	S	Kbc Ancora	18,983
4,228		KBC Groep NV	467,370
1,058		Mobistar SA	85,400
985		Nationale A Portefeuille	73,532
300		Oriflame Cosmetics SA	19,171
1,585		Solvay SA	206,495
2,376		UCB SA	87,654
3,252		Umicore	159,945
			3,137,207
		Bermuda: 0.1%
400		Frontline Ltd.	28,074
5,922		SeaDrill Ltd. ADR	180,758
			208,832
		China: 0.1%
32,500		Fosun International	23,717
53,000	@	Foxconn International Holdings Ltd.	51,424
3,000	@	Parkson Retail Group Ltd.	21,961
22,800		Tencent Holdings Ltd.	176,833
58,000		Tingyi Cayman Islands Holding Corp.	71,729
			345,664
		Cyprus: 0.0%
3,913	@	Prosafe Production Public Ltd.	22,664
3,513	@	ProSafe SE	34,780
			57,444
		Denmark: 1.1%
31		AP Moller-Maersk A/S-Class A	378,702
35		AP Moller-Maersk A/S-Class B	426,896
1,658		Carlsberg A/S	159,715
1,100		Danisco A/S	70,524
11,200		Danske Bank A/S	322,501
4,617		DSV A/S	110,144
1,407		Flsmidth & Co. A/S	153,724
2,000	@	GN Store Nord	9,552
1,557	@	Jyske Bank	92,646
11,992		Novo-Nordisk A/S	789,440
1,200		Novozymes A/S	108,032
100		Rockwool International AS	12,803
1,000		Sydbank A/S	38,006
125	@	Topdanmark A/S	18,809
200		TrygVesta A/S	14,117
4,465	@	Vestas Wind Systems A/S	581,329
350	@	William Demant Holding	22,986
			3,309,926
		Finland: 1.5%
501		Amer Sports OYJ	7,557
772		Cargotec Corp.	26,709
3,421		Elisa OYJ	71,400
10,288		Fortum OYJ	520,734

Shares			Value
217		KCI Konecranes OYJ	$8,910
1,995		Kesko OYJ	64,194
4,026		Kone OYJ	140,733
2,868		Metso OYJ	129,808
2,944		Neste Oil OYJ	86,288
94,730		Nokia OYJ	2,315,481
2,367		Nokian Renkaat OYJ	112,272
677		OKO Bank	11,687
1,225	S	Orion OYJ	24,330
2,597		Outokumpu OYJ	90,247
2,031		Rautaruukki OYJ	92,195
11,580		Sampo OYJ	290,898
14,821		Stora Enso OYJ (Euro Denominated Security)	138,083
572		Tietoenator OYJ	11,902
12,674		UPM-Kymmene OYJ	206,510
2,110		Wartsila OYJ	131,754
4,016		YIT OYJ	100,283
			4,581,975
		France: 9.2%
4,732		Accor SA	314,347
845		ADP	78,848
3,827		Air France-KLM	91,285
6,305		Air Liquide	830,059
56,097		Alcatel SA	338,650
2,276		Alstom	521,901
1,675		Atos Origin	92,267
37,796		AXA SA	1,113,694
19,910		BNP Paribas	1,792,242
5,074		Bouygues SA	334,767
3,579		Capgemini SA	209,828
14,481		Carrefour SA	816,264
1,125		Casino Guichard Perrachon SA	127,045
611		Christian Dior SA	62,764
6,511		Cie de Saint-Gobain	403,231
5,308		Cie Generale D'Optique Essilor International SA	323,785
1,331		CNP Assurances	150,066
2,696	@	Compagnie Generale de Geophysique SA	127,287
3,402		Compagnie Generale des Etablissements Michelin	243,264
22,963		Credit Agricole SA	466,159
1,793		Dassault Systemes SA	108,848
591		Eiffage SA	40,363
4,660		Electricite de France	441,447
43,800		France Telecom SA	1,284,527
4,685		Gaz de France	299,974
10,391		Groupe Danone	727,103
1,555		Hermes International	244,164
1,170		Imerys SA	84,487
2,485		JC Decaux SA	62,991
3,576		Lafarge SA	545,296
3,340		Lagardere SCA	188,939
655		Legrand SA	16,482
5,295		L'Oreal SA	574,330
5,632		LVMH Moet Hennessy Louis Vuitton SA	587,514
5,677		Natixis	62,492
936		Neopost SA	98,682
3,790		PagesJaunes Groupe SA	55,434
3,858		Pernod-Ricard SA	393,690

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		France (continued)
3,526		Peugeot SA	$190,447
2,002		PPR	221,006
3,553		Publicis Groupe	114,636
4,644		Renault SA	377,960
5,151		Safran SA	99,349
24,992		Sanofi-Aventis	1,660,694
5,322		Schneider Electric SA	572,533
3,678		Scor SA	83,748
645		Societe Des Autoroutes Paris-Rhin-Rhone	61,216
11,378		Societe Generale	986,464
3,205		Societe Television Francaise (T.F.1)	53,354
2,553		Sodexho Alliance SA	167,017
25,363		Suez SA	1,719,299
2,407		Technip SA	222,117
2,441		Thales SA	138,849
1,716	@	Thomson	8,897
51,341		Total SA	4,370,075
2,246		Valeo SA	71,889
1,172	S	Vallourec	409,884
8,669		Veolia Environnement	483,967
9,455		Vinci SA	577,361
27,707		Vivendi	1,044,731
227		Wendel Investissement	22,983
			27,912,992
		Germany: 8.3%
4,790		Adidas AG	301,791
10,828		Allianz AG	1,903,153
22,956		BASF AG	1,575,304
17,226		Bayer AG	1,446,116
8,400		Bayerische Motoren Werke AG	403,593
1,958		Beiersdorf AG	143,871
971		Bilfinger Berger AG	84,093
2,282		Celesio AG	82,458
14,498		Commerzbank AG	431,391
3,598		Continental AG	367,672
21,501		DaimlerChrysler AG	1,330,904
11,749		Deutsche Bank AG	1,006,467
4,722		Deutsche Boerse AG	533,852
5,670		Deutsche Lufthansa AG	122,165
17,603		Deutsche Post AG	457,662
1,894		Deutsche Postbank AG	166,241
65,714		Deutsche Telekom AG	1,079,141
14,998		E.ON AG	3,021,352
4,644		Fresenius Medical Care AG & Co. KGaA	255,287
3,307		GEA Group AG	116,293
281		HeidelbergCement AG	40,217
909		Heidelberger Druckmaschinen	18,594
6,443		Henkel KGaA	241,189
983		Hochtief AG	97,225
4,696		Hypo Real Estate Holding AG	131,318
20,597	@	Infineon Technologies AG	176,510
2,170		IVG Immobilien AG	42,776
891		K+S AG	511,183
1,384	@	KarstadtQuelle AG	16,024
2,884		Linde AG	405,452
2,610		MAN AG	288,958
1,627		Merck KGaA	230,688
2,765		Metro AG	176,697
5,000		Muenchener Rueckversicherungs AG	877,050

Shares			Value
963	@	Premiere AG	$21,189
91		Puma AG Rudolf Dassler Sport	30,509
1,161	@	Q-Cells AG	117,392
984		Rheinmetall AG	71,045
10,580		RWE AG	1,331,129
973		Salzgitter AG	178,089
20,447		SAP AG	1,066,284
20,990		Siemens AG	2,313,760
2,022		Solarworld AG	95,745
8,680		ThyssenKrupp AG	543,991
4,721		TUI AG	109,291
4,422		Volkswagen AG	1,273,946
109		Wacker Chemie AG	22,855
219		Wincor Nixdorf AG	15,117
			25,273,029
		Greece: 0.6%
9,782		Alpha Bank AE	296,137
3,290		Coca-Cola Hellenic Bottling Co. SA	89,512
7,363		EFG Eurobank Ergasias SA	175,318
825		Hellenic Exchanges SA Holding Clearing Settlement and Registry	10,413
3,194		Hellenic Petroleum SA	43,897
5,735		Hellenic Telecommunications Organization SA	144,472
10,625		National Bank of Greece SA	478,199
5,678		OPAP SA	198,667
8,099		Piraeus Bank SA	220,426
2,473		Public Power Corp.	85,776
1,432		Titan Cement Co. SA	56,867
1,238		Viohalco	10,379
			1,810,063
		Hong Kong: 2.0%
4,600		ASM Pacific Technology	34,767
38,200		Bank of East Asia Ltd.	207,692
54,000		Belle International Holdings	48,723
107,000		BOC Hong Kong Holdings Ltd.	283,628
16,000		C C Land Holdings Ltd.	9,961
37,000		Cathay Pacific Airways Ltd.	70,473
34,000		Cheung Kong Holdings Ltd.	459,783
14,000		Cheung Kong Infrastructure Holdings Ltd.	59,321
18,000		Chinese Estates Holdings Ltd.	27,702
20,000	@	CITIC Intl. Financial Holdings Ltd.	15,306
27,500		CLP Holdings Ltd.	235,835
25,700		Esprit Holdings Ltd.	267,601
8,000		Hang Lung Group Ltd.	35,680
46,000		Hang Lung Properties Ltd.	147,677
19,000		Hang Seng Bank Ltd.	401,168
28,000		Henderson Land Development Co., Ltd.	175,063
87,700		Hong Kong & China Gas	208,688
1,200		Hong Kong Aircraft Engineerg Co., Ltd.	18,507
26,000		Hong Kong Exchanges and Clearing Ltd.	380,867
34,000		HongKong Electric Holdings	203,445
20,000		Hopewell Holdings	71,095
49,000	@	Hutchison Telecommunications International Ltd.	69,387

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Hong Kong (continued)
52,000		Hutchison Whampoa Ltd.	$524,384
28,000		Hysan Development Co., Ltd.	77,051
16,500		Kerry Properties Ltd.	86,775
16,000	S	Kingboard Chemicals Holdings	73,877
11,600		Lee & Man Paper Manufacturing Ltd.	17,306
48,000		Li & Fung Ltd.	144,838
24,500		Lifestyle International Holdings Ltd.	34,506
22,000		Melco International Development	21,143
39,500		MTR Corp.	124,443
53,000		New World Development Ltd.	108,257
32,200		Noble Group Ltd.	56,360
12,000		NWS Holdings Ltd.	31,336
8,000		Orient Overseas International Ltd.	40,069
20,000		Pacific Basin Shipping Ltd.	28,618
71,000		PCCW Ltd.	43,000
40,000		Shangri-La Asia Ltd.	93,722
55,500		Shui On Land Ltd.	46,281
36,000		Shun TAK Holdings Ltd.	33,745
42,000		Sino Land Co.	83,586
33,000		Sun Hung Kai Properties Ltd.	448,604
23,000		Swire Pacific Ltd.	235,424
5,000		Television Broadcasts Ltd.	28,881
32,000		Wharf Holdings Ltd.	133,972
4,500		Wing Hang Bank Ltd.	59,595
6,500		Yue Yuen Industrial Holdings	15,443
			6,023,585
		Ireland: 0.5%
21,160		Allied Irish Banks PLC	326,096
10,217		Anglo Irish Bank Corp. PLC	95,300
25,891		Bank of Ireland-London Exchange	223,841
12,685		CRH PLC	368,673
10,847	@	Elan Corp. PLC	383,624
7,365		Irish Life & Permanent PLC	75,786
3,649		Kerry Group PLC	107,709
2,943		Kingspan Group PLC	28,429
166		Paddy Power PLC	5,227
12,200	@	Ryanair Holdings PLC	53,679
3,310		Smurfit Kappa PLC	26,984
			1,695,348
		Italy: 3.7%
12,379		AEM S.p.A.	45,198
10,625		Alleanza Assicurazioni SpA	114,927
25,011		Assicurazioni Generali S.p.A.	955,884
6,064		Autostrade S.p.A.	183,150
49,537		Banca Monte dei Paschi di Siena S.p.A.	139,628
11,920		Banca Popolare di Milano Scrl	111,256
14,312		Banche Popolari Unite Scpa	334,410
16,481		Banco Popolare Scarl	291,159
103,054		Enel S.p.A.	977,615
60,549		ENI S.p.A.	2,249,420
16,376		Fiat S.p.A	266,552
7,210		Finmeccanica S.p.A.	188,513
1,565		Fondiaria-Sai S.p.A.	51,576
21,327		Intesa Sanpaolo S.p.A.	109,895
185,601		Intesa Sanpaolo S.p.A.	1,055,115
2,573		Italcementi S.p.A.	42,566
1,917		Italcementi S.p.A. RNC	22,242

Shares			Value
2,022		Lottomatica S.p.A.	$60,247
4,273		Luxottica Group S.p.A.	99,723
17,389		Mediaset S.p.A.	114,369
13,513		Mediobanca S.p.A.	229,005
41,707		Parmalat S.p.A	108,496
2,184		Pirelli & C S.p.A.	1,498
3,334		Prysmian S.p.A.	84,169
3,171		Saipem S.p.A.	148,205
15,346		Snam Rete Gas S.p.A.	104,605
338,937		Telecom Italia S.p.A.	677,908
312,349		Telecom Italia S.p.A. RNC	504,249
39,515		Terna S.p.A	166,980
280,343		UniCredito Italiano S.p.A.	1,705,288
10,955		Unipol S.p.A.	25,739
			11,169,587
		Japan: 20.2%
8	@	Access Co. Ltd.	14,323
980		Acom Co., Ltd.	30,334
4,000		Advantest Corp.	84,312
17,600		Aeon Co., Ltd.	217,864
1,800		Aeon Credit Service Co., Ltd.	22,556
1,000		Aeon Mall Co., Ltd.	29,581
1,550		Aiful Corp.	17,931
9,267		Aioi Insurance Co. Ltd.	49,474
4,900		Aisin Seiki Co., Ltd.	160,959
21,000		Ajinomoto Co., Inc.	198,953
200		Alfresa Holdings Corp.	14,314
19,000		All Nippon Airways Co., Ltd.	71,060
2,300		Alps Electric Co., Ltd.	23,789
9,000		Amada Co., Ltd.	71,199
400		Aoyama Trading Co., Ltd.	7,381
10,400		Asahi Breweries Ltd.	194,413
22,000		Asahi Glass Co. Ltd.	266,353
32,000		Asahi Kasei Corp.	167,773
3,000		Asics Corp.	32,789
12,400		Astellas Pharma, Inc.	527,312
8,000		Bank of Kyoto Ltd.	83,621
30,000		Bank of Yokohama Ltd.	207,458
2,000		Benesse Corp.	81,002
15,900		Bridgestone Corp.	243,921
1,761		Brother Industries Ltd.	24,280
25,800		Canon, Inc.	1,328,079
5,500		Casio Computer Co., Ltd.	62,582
44		Central Japan Railway Co.	484,988
20,000		Chiba Bank Ltd.	140,435
4,000		Chiyoda Corp.	43,496
16,900		Chubu Electric Power Co., Inc.	412,798
200		Chugai Pharmaceutical Co., Ltd.	3,198
3,344		Chugoku Electric Power Co., Inc.	71,356
11,200		Citizen Watch Co. Ltd.	85,444
700		Coca-Cola West Holdings Co., Ltd.	16,336
2,000		COMSYS Holdings Corp.	17,663
4,000		Credit Saison Co., Ltd.	83,907
800		CSK Corp.	15,762
11,000		Dai Nippon Printing Co., Ltd.	161,944
8,000		Daido Steel Co., Ltd.	44,764
1,000		Daifuku Co., Ltd.	9,857
16,100		Daiichi Sankyo Co., Ltd.	443,529
6,200		Daikin Industries Ltd.	313,490
11,000		Dainippon Ink & Chemicals	31,922
2,800		Daito Trust Construction Co., Ltd.	135,803
12,000		Daiwa House Industry Co. Ltd	112,965

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Japan (continued)
27,000		Daiwa Securities Group, Inc.	$248,286
12,400		Denso Corp.	427,073
63		Dentsu, Inc.	133,690
1,760		Diamond Lease Co., Ltd.	76,474
6,000		Dowa Holdings Co., Ltd.	43,830
90		East Japan Railway Co.	733,078
7,000		Ebara Corp.	21,754
800		EDION Corp.	6,675
6,700		Eisai Co., Ltd.	236,671
4,600		Electric Power Development Co.	170,781
2,700	@	Elpida Memory, Inc.	86,591
700		FamilyMart Co., Ltd.	28,653
4,600		Fanuc Ltd.	449,867
1,200		Fast Retailing Co., Ltd.	113,848
11,000		Fuji Electric Holdings Co., Ltd.	38,893
11,700		Fuji Photo Film Co., Ltd.	403,013
6,000		Fujikura Ltd.	26,107
46,000		Fujitsu Ltd.	341,588
20,000		Fukuoka Financial Group, Inc.	90,411
12,000		Furukawa Electric Co., Ltd.	52,232
400		Glory Ltd.	9,428
12,000		Gunma Bank Ltd.	79,999
30,000		Hankyu Hanshin Holdings, Inc.	126,061
34,500		Haseko Corp.	46,163
600		Hikari Tsushin, Inc.	19,793
4,000		Hino Motors Ltd.	24,844
800		Hirose Electric Co., Ltd.	80,383
4,000		Hiroshima Bank Ltd.	17,835
3,000		Hitachi Chemical Co. Ltd.	61,913
3,200	S	Hitachi Construction Machinery Co., Ltd.	89,715
900		Hitachi High-Technologies Corp.	20,884
79,000		Hitachi Ltd.	568,917
1,000		Hitachi Metals Ltd.	16,419
5,700		Hokkaido Electric Power Co., Inc.	116,083
29,000		Hokugin Financial Group, Inc.	84,121
1,400		Hokuriku Electric Power Co.	33,294
38,100		Honda Motor Co., Ltd.	1,300,226
10,600		Hoya Corp.	245,519
3,100		Ibiden Co., Ltd.	112,890
600		Idemitsu Kosan Co., Ltd.	53,360
19		Inpex Holdings, Inc.	239,938
9,300	@	Isetan Mitsukoshi Holdings Ltd.	99,582
39,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	78,999
14,000		Isuzu Motors Ltd.	67,417
900		Ito En Ltd.	14,177
37,000		Itochu Corp.	394,485
500		Itochu Techno-Solutions Corp.	16,248
9,000		J Front Retailing Co., Ltd.	47,649
600		Jafco Co., Ltd.	20,543
32,000	@	Japan Airlines Corp.	67,212
400		Japan Petroleum Exploration Co.	28,558
8,000		Japan Steel Works Ltd.	155,598
113		Japan Tobacco, Inc.	481,929
12,200		JFE Holdings, Inc.	615,102
6,000		JGC Corp.	118,150
8,000		Joyo Bank Ltd.	38,960
7,900		JS Group Corp.	125,783
5,700		JSR Corp.	113,278
77	@	Jupiter Telecommunications Co.	59,732
24,000		Kajima Corp.	83,964
10,000		Kaneka Corp.	68,119

Shares			Value
18,800		Kansai Electric Power Co., Inc.	$440,434
4,000		Kansai Paint Co., Ltd.	27,698
11,000		Kao Corp.	288,777
41,000		Kawasaki Heavy Industries Ltd.	109,512
16,000		Kawasaki Kisen Kaisha Ltd.	150,362
58		KDDI Corp.	358,871
12,000		Keihin Electric Express Railway Co. Ltd.	74,379
18,000		Keio Corp.	91,093
900		Keyence Corp.	214,536
3,000		Kikkoman Corp.	36,647
4,000		Kinden Corp.	40,381
39,000		Kintetsu Corp.	122,339
22,000		Kirin Brewery Co., Ltd.	344,021
13	@	KK DaVinci Advisors	8,988
62,000		Kobe Steel Ltd.	177,545
21,700		Komatsu Ltd.	605,997
2,700		Konami Corp.	94,436
11,000		Konica Minolta Holdings, Inc.	186,324
6,800		Koyo Seiko Co., Ltd.	108,029
26,000		Kubota Corp.	186,859
10,000		Kuraray Co., Ltd.	119,318
3,200		Kurita Water Industries Ltd.	118,732
3,900		Kyocera Corp.	367,900
8,000		Kyowa Hakko Kogyo Co., Ltd.	82,022
9,000		Kyushu Electric Power Co., Inc.	188,323
800		Lawson, Inc.	38,976
2,600		Leopalace21 Corp.	37,298
500		Mabuchi Motor Co., Ltd.	27,155
3,000		Makita Corp.	122,774
40,000		Marubeni Corp.	333,640
8,500		Marui Co., Ltd.	66,176
2,400		Matsui Securities Co., Ltd.	14,439
500		Matsumotokiyoshi Holdings Co., Ltd.	10,723
42,000		Matsushita Electric Industrial Co., Ltd.	898,539
10,000		Matsushita Electric Works Ltd.	102,044
13,000		Mazda Motor Corp.	67,458
4,000		Mediceo Paltac Holdings Co., Ltd.	73,661
2,000		Meiji Dairies Corp.	10,262
18,400		Millea Holdings, Inc.	717,142
10,000		Minebea Co., Ltd.	57,188
29,500		Mitsubishi Chemical Holdings Corp.	171,779
32,800		Mitsubishi Corp.	1,080,784
48,000		Mitsubishi Electric Corp.	519,162
28,000		Mitsubishi Estate Co., Ltd.	641,049
9,000		Mitsubishi Gas Chemical Co., Inc.	64,836
77,000		Mitsubishi Heavy Industries Ltd.	367,773
2,000		Mitsubishi Logistics Corp.	21,886
30,000		Mitsubishi Materials Corp.	128,291
48,255	@	Mitsubishi Motors Corp.	87,838
12,000		Mitsubishi Rayon Co., Ltd.	37,851
252,500		Mitsubishi UFJ Financial Group, Inc.	2,231,455
41,000		Mitsui & Co., Ltd.	904,915
20,000		Mitsui Chemicals, Inc.	98,764
16,000		Mitsui Engineering & Shipbuilding Co. Ltd.	50,629
22,000		Mitsui Fudosan Co., Ltd.	470,866
4,000		Mitsui Mining & Smelting Co., Ltd.	11,811

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Japan (continued)
26,000		Mitsui OSK Lines Ltd.	$370,811
9,000	@	Mitsui Sumitomo Insurance Group Holdings, Inc.	311,055
20,000		Mitsui Trust Holdings, Inc.	119,124
1,900		Mitsumi Electric Co., Ltd.	42,361
229		Mizuho Financial Group, Inc.	1,065,499
9,000		Mizuho Trust & Banking Co., Ltd.	15,514
5,800		Murata Manufacturing Co., Ltd.	273,636
6,300		Namco Bandai Holdings, Inc.	71,436
55,000		NEC Corp.	288,775
600	@	NEC Electronics Corp.	14,993
6,000		NGK Insulators Ltd.	116,974
3,000		NGK Spark Plug Co., Ltd.	34,531
2,000		NHK Spring Co., Ltd.	15,962
2,200		Nidec Corp.	146,541
8,000		Nikon Corp.	234,186
2,400	S	Nintendo Co., Ltd.	1,360,976
8,000		Nippon Electric Glass Co., Ltd.	139,056
22,000		Nippon Express Co., Ltd.	105,657
3,000		Nippon Meat Packers, Inc.	40,651
20,000		Nippon Mining Holdings, Inc.	125,572
30,000		Nippon Oil Corp.	202,120
18		Nippon Paper Group, Inc.	49,244
11,000		Nippon Sheet Glass Co., Ltd.	54,519
126,000	S	Nippon Steel Corp.	682,874
133		Nippon Telegraph & Telephone Corp.	656,259
22,000		Nippon Yusen KK	211,900
8,340		Nipponkoa Insurance Co., Ltd.	72,432
10,000		Nishi-Nippon City Bank Ltd.	29,823
3,000		Nissan Chemical Industries Ltd.	36,917
55,500		Nissan Motor Co., Ltd.	460,954
5,500		Nisshin Seifun Group, Inc.	69,130
23,000		Nisshin Steel Co., Ltd.	78,292
2,000		Nisshinbo Industries, Inc.	23,802
3,300		Nissin Food Products Co., Ltd.	110,644
1,100		Nitori Co., Ltd.	56,507
4,500		Nitto Denko Corp.	172,982
3,300		NOK Corp.	52,517
43,800		Nomura Holdings, Inc.	648,607
700		Nomura Real Estate Holdings, Inc.	14,791
3,300		Nomura Research Institute Ltd.	77,373
9,000		NSK Ltd.	78,858
11,000		NTN Corp.	73,348
41		NTT Data Corp.	160,513
382		NTT DoCoMo, Inc.	560,295
32		NTT Urban Development Corp.	41,951
19,000		Obayashi Corp.	86,113
90		Obic Co., Ltd.	15,134
16,000		Odakyu Electric Railway Co. Ltd.	103,995
26,000		OJI Paper Co., Ltd.	122,273
5,000	@	Oki Electric Industry Ltd.	7,673
3,000		Okuma Corp.	29,866
5,000	S	Olympus Corp.	169,506
5,700		Omron Corp.	123,023
700		Ono Pharmaceutical Co., Ltd.	38,606
3,000		Onward Kashiyama Co., Ltd.	31,544
600		Oracle Corp. Japan	24,461
1,700		Oriental Land Co. Ltd.	101,566
2,320		ORIX Corp.	332,287
46,000		Osaka Gas Co., Ltd.	168,741
100		Otsuka Corp.	6,906
5,500		Pioneer Corp.	44,246

Shares			Value
2,000		Promise Co., Ltd.	$55,918
165		Rakuten, Inc.	83,297
144		Resona Holdings, Inc.	221,174
17,000		Ricoh Co., Ltd.	307,689
2,200		Rohm Co., Ltd.	127,026
2,000		Sanken Electric Co., Ltd.	11,831
1,400		Sankyo Co., Ltd.	91,220
1,200	S	Santen Pharmaceutical Co., Ltd.	30,117
46,000	@	Sanyo Electric Co., Ltd.	106,947
8		Sapporo Hokuyo Holdings, Inc.	54,133
2,000		Sapporo Holdings Ltd.	14,002
56		SBI E*trade Securities Co., Ltd.	43,738
5,300		Secom Co., Ltd.	258,153
6,900		Sega Sammy Holdings, Inc.	60,401
4,000		Seiko Epson Corp.	109,935
19,000		Sekisui Chemical Co., Ltd.	129,578
14,000		Sekisui House Ltd.	130,890
20,500		Seven & I Holdings Co., Ltd.	586,979
22,000		Sharp Corp.	358,628
200		Shimamura Co., Ltd.	12,332
2,000		Shimano, Inc.	100,537
19,000		Shimizu Corp.	90,031
9,700		Shin-Etsu Chemical Co., Ltd.	601,934
1,300		Shinko Electric Industries	16,087
10,000		Shinko Securities Co., Ltd.	29,484
25,000		Shinsei Bank Ltd.	85,703
8,000		Shionogi & Co., Ltd.	158,399
6,000		Shiseido Co., Ltd.	137,502
13,000		Shizuoka Bank Ltd.	132,855
33,000		Showa Denko KK	87,611
1,000		SMC Corp.	109,756
18,200		Softbank Corp.	306,905
189		Softbank Investment Corp.	41,365
35,400		Sojitz Corp.	118,089
22,000		Sompo Japan Insurance, Inc.	206,856
24,200		Sony Corp.	1,060,775
37	S	Sony Financial Holdings, Inc.	148,959
3,800		Stanley Electric Co., Ltd.	92,126
3,200		Sumco Corp.	70,899
41,000		Sumitomo Chemical Co., Ltd.	258,303
25,300		Sumitomo Corp.	332,398
15,000		Sumitomo Electric Industries Ltd.	190,493
13,000		Sumitomo Heavy Industries	88,171
102,000		Sumitomo Metal Industries Ltd.	449,087
12,000		Sumitomo Metal Mining Co., Ltd.	183,556
163		Sumitomo Mitsui Financial Group, Inc.	1,225,794
8,000		Sumitomo Realty & Development Co., Ltd.	159,145
1,200		Sumitomo Rubber Industries, Inc.	8,976
400		Sumitomo Titanium Corp.	21,009
30,000		Sumitomo Trust & Banking Co., Ltd.	209,584
6,000		Suruga Bank Ltd.	78,119
1,600		Suzuken Co., Ltd.	59,102
4,600		Suzuki Motor Corp.	108,949
5,200		T&D Holdings, Inc.	320,739
19,000		Taiheiyo Cement Corp.	38,175
38,000		Taisei Corp.	90,643
2,000		Taisho Pharmaceutical Co., Ltd.	37,207
5,000		Taiyo Nippon Sanso Corp.	41,719
2,000		Taiyo Yuden Co., Ltd.	20,669
9,000		Takashimaya Co., Ltd.	81,770

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Japan (continued)
20,400		Takeda Pharmaceutical Co., Ltd.	$1,037,534
3,090		Takefuji Corp.	43,029
9,000		Tanabe Seiyaku Co., Ltd.	117,644
3,100		TDK Corp.	185,498
32,000		Teijin Ltd.	109,799
3,300		Terumo Corp.	168,851
2,600		THK Co., Ltd.	50,592
25,000		Tobu Railway Co., Ltd.	118,512
3,300		Toho Co. Ltd.	67,446
600		Toho Titanium Co., Ltd.	11,781
11,200		Tohoku Electric Power Co., Inc.	243,953
700		Tokai Rika Co., Ltd.	14,494
5,000		Tokuyama Corp.	37,259
600		Tokyo Broadcasting System, Inc.	11,397
29,400		Tokyo Electric Power Co., Inc.	757,003
4,600		Tokyo Electron Ltd.	265,273
46,000		Tokyo Gas Co., Ltd.	185,862
700		Tokyo Steel Manufacturing Co., Ltd.	8,108
6,000		Tokyo Tatemono Co., Ltd.	38,860
30,000		Tokyu Corp.	155,665
10,000		Tokyu Land Corp.	56,942
12,000		Toppan Printing Co., Ltd.	132,186
33,000		Toray Industries, Inc.	177,110
72,000		Toshiba Corp.	531,183
7,000		Tosoh Corp.	28,660
9,000		Toto Ltd.	63,412
4,600		Toyo Seikan Kaisha Ltd.	81,207
3,000		Toyo Suisan Kaisha Ltd.	67,898
1,900		Toyoda Gosei Co., Ltd.	55,603
2,300		Toyota Boshoku Corp.	61,675
4,600		Toyota Industries Corp.	147,692
66,200		Toyota Motor Corp.	3,124,905
4,900		Toyota Tsusho Corp.	115,010
2,000		Trend Micro, Inc.	65,954
30,000		Ube Industries Ltd.	106,262
900		Uni-Charm Corp.	64,020
4,000		UNY Co., Ltd.	39,431
3,400		Urban Corp.	9,997
3,300		Ushio, Inc.	54,039
47		West Japan Railway Co.	230,688
362		Yahoo! Japan Corp.	139,426
3,300		Yakult Honsha Co. Ltd.	92,962
2,100		Yamada Denki Co., Ltd.	149,621
4,600		Yamaha Corp.	88,952
3,600		Yamaha Motor Co., Ltd.	67,421
11,000		Yamato Holdings Co., Ltd.	153,548
600		Yamato Kogyo Co., Ltd.	28,652
6,000		Yaskawa Electric Corp.	58,880
1,600		Yokogawa Electric Corp.	14,659
3,000		Zeon Corp.	12,044
			61,664,712
		Kazakhstan: 0.1%
7,719	@	Eurasian Natural Resources Corp.	203,377
			203,377
		Luxembourg: 0.7%
20,819		Arcelor	2,045,988
4,362		SES - FDR	110,189
			2,156,177

Shares			Value
		Malaysia: 0.0%
66,000	@,S	Genting International PLC	$28,170
			28,170
		Netherlands: 4.8%
34,917		Aegon NV	459,045
6,650	S	Akzo Nobel NV	455,085
8,882		ASML Holding NV	217,399
1,185		Buhrmann NV	17,085
7,714		European Aeronautic Defence and Space Co. NV	145,343
1,533		Fugro NV	130,538
5,904		Heineken NV	300,654
44,957	**	ING Groep NV	1,421,438
14,590		James Hardie Industries NV	59,237
29,444		Koninklijke Ahold NV	394,715
3,516		Koninklijke DSM NV	206,080
25,400		Koninklijke Philips Electronics NV	860,183
2,036	@	Qiagen NV	40,900
1,478		Randstad Holdings NV	51,437
14,732		Reed Elsevier NV	246,552
93,163		Royal Dutch Shell PLC-Class A	3,818,887
74,797		Royal Dutch Shell PLC-Class B	2,995,102
43,405		Royal KPN NV	742,089
3,643		SBM Offshore NV	134,047
8,598		TNT NV	292,626
1,907	@	TomTom	54,480
48,300		Unilever NV	1,365,859
6,940		Wolters Kluwer NV	161,535
			14,570,316
		New Zealand: 0.1%
17,938		Auckland International Airport Ltd.	26,670
10,239		Contact Energy Ltd.	62,315
13,827		Fletcher Building Ltd.	66,880
7,569		Sky City Entertainment Group Ltd.	17,651
35,753	S	Telecom Corp. of New Zealand Ltd.	97,155
			270,671
		Norway: 1.1%
5,019		Acergy SA	111,834
4,617		Aker Kvaerner ASA	108,791
18,900		DnB NOR ASA	240,108
7,000	@	DNO International ASA	14,578
17,000		Norsk Hydro ASA	247,884
19,500		Orkla ASA	249,863
4,300	@	Petroleum Geo-Services ASA	105,301
3,800	@	Renewable Energy Corp. A/S	98,110
31,450		Statoil ASA	1,173,392
12,400		Storebrand ASA	91,819
700		Tandberg ASA	11,437
20,300		Telenor ASA	381,075
1,100	@	TGS Nopec Geophysical Co. ASA	15,266
1,200		Tomra Systems ASA	7,951
4,715		Yara International ASA	416,408
			3,273,817
		Portugal: 0.3%
4,173		Banco BPI SA	17,218
67,528		Banco Comercial Portugues SA	145,650
6,363		Banco Espirito Santo SA	98,971

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Portugal (continued)
5,442		Brisa-Auto Estradas de Portugal SA	$62,696
41,764		Energias de Portugal SA	217,169
17,684		Portugal Telecom SGPS SA	200,016
6,025		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	49,973
11,063		Sonae SGPS SA	13,253
			804,946
		Singapore: 1.0%
38,000		CapitaLand Ltd.	159,679
9,000		City Developments Ltd.	72,040
31,000		ComfortDelgro Corp., Ltd.	34,270
16,000		Cosco Corp. Singapore Ltd.	37,756
26,000		DBS Group Holdings Ltd.	361,737
22,000		Fraser and Neave Ltd.	73,397
5,000		Jardine Cycle & Carriage Ltd.	62,664
26,000		Keppel Corp., Ltd.	213,264
5,000		Keppel Land Ltd.	18,262
16,000		Neptune Orient Lines Ltd.	38,055
13,000		Olam International Ltd.	23,189
57,000		Oversea-Chinese Banking Corp.	343,326
17,133		Parkway Holdings Ltd.	29,233
29,000		SembCorp Industries Ltd.	89,022
29,000		SembCorp Marine Ltd.	86,445
9,000		Singapore Airlines Ltd.	97,409
25,000		Singapore Exchange Ltd.	127,530
13,000		Singapore Post Ltd.	10,522
45,000		Singapore Press Holdings Ltd.	140,702
36,000		Singapore Technologies Engineering Ltd.	72,880
198,000		Singapore Telecommunications Ltd.	527,816
33,000		United Overseas Bank Ltd.	453,033
8,000	S	Venture Corp., Ltd.	57,888
8,000		Wilmar International Ltd.	29,727
17,000		Yanlord Land Group Ltd.	23,233
			3,183,079
		Spain: 3.9%
4,667		Abertis Infraestructuras SA	110,416
664		Acciona SA	156,962
3,209		Acerinox SA	73,631
4,487		ACS Actividades de Construccion y Servicios SA	224,525
86,354		Banco Bilbao Vizcaya Argentaria SA	1,645,374
17,122		Banco De Sabadell SA	144,321
21,979		Banco Popular Espanol SA	302,883
150,909		Banco Santander Central Hispano SA	2,753,204
3,307		Bankinter SA	37,508
5,202		Cintra Concesiones DE Infrae	58,037
17,688		Corp. Mapfre SA	84,436
15,259		Criteria Caixacorp SA	91,053
4,588		Enagas	129,510
741		Fomento de Construcciones y Contratas SA	43,840
3,971		Gamesa Corp. Tecnologica SA	194,408
2,734		Gas Natural SDG SA	158,767
1,425		Grupo Ferrovial	87,789
20,828	@	Iberdrola Renovables	160,463

Shares			Value
84,681		Iberdrola SA	$1,128,276
8,665		Iberia Lineas Aereas de Espana	20,630
4,970		Inditex SA	227,829
3,917		Indra Sistemas SA	101,550
2,881		Red Electrica de Espana	187,014
16,855		Repsol YPF SA	661,466
2,109		Sacyr Vallehermoso SA	64,382
103,068		Telefonica SA	2,727,574
2,778	@	Union Fenosa SA	161,436
2,812		Zardoya-Otis SA	58,200
2,747	@	Zeltia SA	19,558
			11,815,042
		Sweden: 2.1%
7,975		Alfa Laval AB	123,209
6,600		Assa Abloy AB	94,961
22,400		Atlas Copco AB	327,608
22,400		Atlas Copco AB-Class B	296,239
6,700		Boliden AB	54,097
4,900		Electrolux AB	62,263
800		Elekta AB	15,332
4,617		Getinge AB	112,568
10,125		Hennes & Mauritz AB	546,247
700		Holmen AB	20,466
8,100		Husqvarna AB - B Shares	70,457
2,485		Investor AB	52,171
5,600	@	Lundin Petroleum AB	82,405
746	@	Millicom International Cellular SA	76,797
1,225		Modern Times Group AB	71,710
47,200		Nordea Bank AB	646,759
20,000		Sandvik AB	271,730
7,900		Scania AB - B Shares	107,560
4,400		Securitas AB	50,896
9,000		Skandinaviska Enskilda Banken AB	166,042
6,600		Skanska AB	94,131
6,800		SKF AB - B Shares	105,979
5,600	S	SSAB Svenskt Staal AB	158,246
5,600		Ssab Svenskt Stal AB	179,599
13,000	S	Svenska Cellulosa AB - B Shares	182,919
9,400		Svenska Handelsbanken AB	222,690
4,801		Swedbank AB	92,247
6,400		Swedish Match AB	130,430
5,922		Tele2 AB - B Shares	115,163
71,600		Telefonaktiebolaget LM Ericsson	744,531
51,500		TeliaSonera AB	380,739
600		Trelleborg AB	9,003
30,000		Volvo AB - A Shares	351,759
34,800		Volvo AB - B Shares	423,762
			6,440,715
		Switzerland: 7.3%
52,841	@	ABB Ltd.	1,495,710
2,449	@	Actelion Ltd.-Reg	130,638
3,726		Adecco SA	184,184
2,552		Ciba Specialty Chemicals AG	73,473
11,961		Compagnie Financiere Richemont AG	663,785
25,981		Credit Suisse Group	1,182,577
608		EFG International	16,547
988		Geberit AG-Reg	145,057
139		Givaudan	123,906

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Switzerland (continued)
5,088	S	Holcim Ltd.	$411,273
4,869		Julius Baer Holding AG-Reg	326,530
1,237	S	Kuehne & Nagel International AG	117,047
23		Kuoni Reisen Holding	11,027
3,906	@	Logitech International SA	104,423
1,238		Lonza Group AG	171,089
94,760		Nestle SA	4,270,328
3,685		Nobel Biocare Holding AG	119,815
56,052		Novartis AG	3,084,665
192	@	OC Oerlikon Corp. AG	52,980
586		Pargesa Holding SA	64,972
531	@	PSP Swiss Property AG	31,505
16,992		Roche Holding AG	3,054,691
1,565		Schindler Holding AG	116,248
125		SGS SA	178,256
1,145		Sonova Holding AG-Reg	94,497
15,820		STMicroelectronics NV	163,668
56		Straumann Holding AG	13,387
868		Sulzer AG	109,662
878		Swatch Group AG-BR	218,321
2,002		Swatch Group AG-Reg	93,388
868	@	Swiss Life Holding	230,905
8,203		Swiss Reinsurance	543,792
301		Swisscom AG	100,252
2,473		Syngenta AG	801,185
1,576		Synthes, Inc.	216,767
70,546	@	UBS AG-Reg	1,470,054
15,516		Xstrata PLC	1,236,010
3,678		Zurich Financial Services AG	937,356
			22,359,970
		United Kingdom: 18.5%
7,854		3i Group PLC	128,476
3,872		Aggreko PLC	56,358
3,808		Alliance & Leicester PLC	22,224
8,824		Amec PLC	155,490
31,639		Anglo American PLC	2,222,123
4,494		Antofagasta PLC	58,434
29,360		ARM Holdings PLC	49,564
35,433		AstraZeneca PLC	1,506,551
64,978		Aviva PLC	644,198
81,522		BAE Systems PLC	715,543
12,523		Balfour Beatty PLC	105,347
161,318		Barclays PLC	915,232
13,657		Barratt Developments PLC	15,619
1,376	@	Berkeley Group Holdings PLC	18,578
78,602		BG Group PLC	2,042,665
52,758		BHP Billiton PLC	2,023,269
1,411		Bovis Homes Group PLC	9,507
443,128		BP PLC	5,136,085
18,754		British Airways PLC	79,879
36,200		British American Tobacco PLC	1,248,676
25,843		British Energy Group PLC	363,559
24,037		British Sky Broadcasting PLC	225,290
188,531		BT Group PLC	746,899
7,421		Bunzl PLC	96,389
10,865		Burberry Group PLC	97,721
49,375		Cable & Wireless PLC	147,583
34,080		Cadbury PLC	429,352
3,057	@	Cairn Energy PLC	196,198
12,083		Capita Group PLC	164,828
3,378		Carnival PLC	107,247
8,467		Carphone Warehouse Group	33,272

Shares			Value
4,258		Cattles PLC	$11,282
92,107		Centrica PLC	566,503
1,678		Charter PLC	28,882
1,623		Close Brothers Group PLC	17,813
30,738		Cobham PLC	120,644
43,529		Compass Group PLC	327,422
1,464		Cookson Group PLC	18,213
8,954		Daily Mail & General Trust	55,628
62,112		Diageo PLC	1,137,964
35,785		DSG International PLC	31,519
6,569		Enterprise Inns PLC	52,864
22,451		Experian Group Ltd.	166,045
9,282		Firstgroup PLC	95,719
50,847		Friends Provident PLC	102,819
18,154		GKN PLC	80,125
133,127		GlaxoSmithKline PLC	2,942,873
28,376		Group 4 Securicor PLC	113,975
58,678		Hays PLC	105,200
91,897	S	HBOS PLC	503,118
19,191		Home Retail Group	82,928
283,678		HSBC Holdings PLC	4,367,938
11,612		ICAP PLC	124,379
10,059		IMI PLC	87,557
32,423		Imperial Tobacco Group PLC	1,204,468
10,545		Inchcape PLC	66,744
6,672		Intercontinental Hotels Group PLC	88,925
37,930		International Power PLC	324,934
17,854	@	Invensys PLC	92,251
14,038		Investec PLC	85,475
84,203		ITV PLC	74,558
20,685		J Sainsbury PLC	130,580
4,365		Johnson Matthey PLC	159,725
2,878		Kazakhmys PLC	90,743
8,571		Kesa Electricals PLC	26,857
58,242		Kingfisher PLC	129,122
18,267		Ladbrokes PLC	92,815
130,146		Legal & General Group PLC	258,252
134,118		Lloyds TSB Group PLC	822,848
15,506		LogicaCMG PLC	33,203
3,544		London Stock Exchange Group PLC	54,720
2,124		Lonmin PLC	134,037
41,846		Man Group PLC	516,937
42,804		Marks & Spencer Group PLC	278,334
20,855		Meggitt PLC	87,978
4,077		Misys PLC	12,064
9,244		Mitchells & Butlers PLC	37,539
11,512		Mondi PLC	67,569
61,662		National Grid PLC	808,281
4,613		Next PLC	88,678
133,553		Old Mutual PLC	245,167
20,683		Pearson PLC	252,043
11,094		Persimmon PLC	69,437
2,525		Premier Farnell PLC	8,831
59,625		Prudential PLC	628,909
8,553		Punch Taverns PLC	53,156
14,234		Reckitt Benckiser PLC	718,931
27,681		Reed Elsevier PLC	315,438
41,003		Rentokil Initial PLC	80,762
15,760	S	Rexam PLC	121,069
24,159		Rio Tinto PLC	2,909,394
45,645	@	Rolls-Royce Group PLC	308,503

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		United Kingdom (continued)
78,850		Royal & Sun Alliance Insurance Group	$196,301
413,477		Royal Bank of Scotland Group PLC	1,760,225
21,670		SABMiller PLC	495,091
21,102		Sage Group PLC	87,358
4,029		Schroders PLC	72,956
20,529		Scottish & Southern Energy PLC	571,994
12,458		Serco Group PLC	110,550
5,476		Severn Trent PLC	139,346
14,381		Shire Ltd.	235,092
39,768		Signet Group PLC	39,239
21,619		Smith & Nephew PLC	237,191
10,040		Smiths Group PLC	216,328
12,005		Stagecoach Group PLC	66,587
33,730		Standard Chartered PLC	955,214
52,028		Standard Life PLC	216,296
10,665		Tate & Lyle PLC	84,040
45,057		Taylor Woodrow PLC	55,195
185,333		Tesco PLC	1,355,581
13,445		Thomas Cook Group PLC	62,333
4,517		Thomson Reuters PLC	120,469
22,226		Tomkins PLC	66,541
4,186		Travis Perkins PLC	44,618
13,746		TUI Travel PLC	55,860
1,662		Tullett Prebon PLC	14,171
16,363		Tullow Oil PLC	310,944
40,670		Unilever PLC	1,155,510
7,574		United Business Media PLC	81,699
20,596		United Utilities PLC	280,270
2,167		Vedanta Resources PLC	93,583
1,284,254		Vodafone Group PLC	3,783,811
4,923		Whitbread PLC	120,053
4,820		William Hill PLC	30,568
55,268		WM Morrison Supermarkets PLC	291,353
17,924	S	Wolseley PLC	133,548
26,934		WPP Group PLC	257,371
20,777		Yell Group PLC	28,990
			56,209,119
Total Common Stock (Cost $314,984,715)			289,326,209
REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Australia: 0.5%
42,634		CFS Retail Property Trust	75,642
13,351		Commonwealth Property Office Fund	15,811
91,734		DB Rreef Trust	121,441
47,188		GPT Group	100,551
36,483		Macquarie Goodman Group	108,080
32,843		Macquarie Office Trust	24,506
29,521		Mirvac Group	83,841
36,896		Stockland	190,782
43,652		Westfield Group	682,092
			1,402,746
		Belgium: 0.0%
79	S	Cofinimmo	14,341
			14,341
		France: 0.2%
211		Gecina SA	25,501
620		ICADE	72,306

Shares			Value
2,052		Klepierre	$102,874
1,620		Unibail	373,050
			573,731
		Hong Kong: 0.0%
56,500		Link Real Estate Investment Trust	128,738
			128,738
		Japan: 0.2%
28		Japan Prime Realty Investment Corp.	82,843
15		Japan Real Estate Investment Corp.	158,430
18		Japan Retail Fund Investment Corp.	103,785
15		Nippon Building Fund, Inc.	176,890
16		Nomura Real Estate Office Fund, Inc.	120,501
			642,449
		Netherlands: 0.0%
1,082		Corio NV	84,277
			84,277
		Singapore: 0.0%
17,000	@	Ascendas Real Estate Investment Trust	27,563
6,000	@	CapitaCommercial Trust	8,437
42,000	@	CapitaMall Trust	92,637
			128,637
		United Kingdom: 0.3%
10,634		British Land Co. PLC	149,540
1,466		Great Portland Estates PLC	9,838
7,637		Hammerson PLC	135,269
10,385		Land Securities Group PLC	253,425
6,555		Liberty International PLC	111,873
10,658		Segro PLC	83,337
			743,282
Total Real Estate Investment Trusts (Cost $4,206,495)			3,718,201
PREFERRED STOCK: 0.5%
		Germany: 0.5%
1,250		Fresenius AG	108,413
6,174		Henkel KGaA-Vorzug	245,537
2,008		Porsche AG	308,622
1,050		RWE AG	105,329
4,453	S	Volkswagen AG	644,618
			1,412,519
		Italy: 0.0%
21,261		Unipol S.p.A.	40,852
			40,852
Total Preferred Stock (Cost $1,637,796)			1,453,371
RIGHTS: 0.0%
		Spain: 0.0%
2,717		Zardoya Otis SA	5,604
			5,604

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		United Kingdom: 0.0%
33,402		Barclays PLC	$12,300
36,758		HBOS PLC	7,871
			20,171
Total Rights (Cost $—)			25,775
Total Long-Term Investments (Cost $320,829,006)			294,523,556
SHORT-TERM INVESTMENTS: 2.7%
		Mutual Fund: 2.7%
8,102,000	**,S	ING Institutional Prime Money Market Fund	8,102,000
Total Short-Term Investments (Cost $8,102,000)			8,102,000

Total Investments in Securities (Cost $328,931,006)*	99.4%	$302,625,556
Other Assets and Liabilities - Net	0.6	1,853,014
Net Assets	100.0%	$304,478,570

@  Non-income producing security

ADR  American Depositary Receipt

FDR  Fiduciary Depositary Receipt

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

**  Investment in affiliate

*  Cost for federal income tax purposes is $329,237,824.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,053,819
Gross Unrealized Depreciation	(29,666,087)
Net Unrealized Depreciation	$(26,612,268)
Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	0.6
Agriculture	1.0
Airlines	0.2
Apparel	0.3
Auto Manufacturers	3.3
Auto Parts & Equipment	0.8
Banks	13.8
Beverages	1.2
Biotechnology	0.2
Building Materials	1.1
Chemicals	3.3
Commercial Services	1.0
Computers	0.5
Cosmetics/Personal Care	0.4
Distribution/Wholesale	1.2
Diversified	0.6
Diversified Financial Services	2.2
Electric	5.0
Electrical Components & Equipment	0.8
Electronics	1.3
Energy-Alternate Sources	0.4
Engineering & Construction	1.7
Entertainment	0.3
Environmental Control	0.0
Food	4.5
Food Service	0.2

Industry	Percentage of Net Assets
Forest Products & Paper	0.3%
Gas	0.6
Hand/Machine Tools	0.2
Healthcare-Products	0.6
Healthcare-Services	0.1
Holding Companies-Diversified	0.8
Home Builders	0.2
Home Furnishings	0.8
Household Products/Wares	0.4
Insurance	4.8
Internet	0.2
Investment Companies	0.2
Iron/Steel	2.0
Leisure Time	0.2
Lodging	0.2
Machinery-Construction & Mining	0.4
Machinery-Diversified	1.3
Media	1.2
Metal Fabricate/Hardware	0.4
Mining	5.0
Miscellaneous Manufacturing	1.6
Office Property	0.2
Office/Business Equipment	0.6
Oil & Gas	8.4
Oil & Gas Services	0.3
Packaging & Containers	0.1
Pharmaceuticals	5.6
Real Estate	1.4
Retail	1.6
Semiconductors	0.4
Shipbuilding	0.0
Shopping Centers	0.4
Software	0.5
Storage/Warehousing	0.0
Telecommunications	6.7
Textiles	0.2
Toys/Games/Hobbies	0.5
Transportation	1.9
Venture Capital	0.1
Water	0.3
Short-Term Investments	2.7
Other Assets and Liabilities - Net	0.6
Net Assets	100.0%

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$11,504,395	$(346,566)
Level 2 — Other Significant Observable Inputs	291,121,161	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$302,625,556	$(346,566)

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

ING International Index Portfolio Open Futures Contracts on June 30, 2008

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Depreciation
Long Contracts
CAC40 10 Euro	13	$909,595	07/18/08	$(39,111)
DAX Index	2	510,124	09/19/08	(11,227)
Dow Jones Euro Stoxx 50	32	1,702,932	09/19/08	(60,539)
FTSE 100 Index	23	2,587,471	09/19/08	(64,456)
Hang Seng Stock Index	1	141,845	06/30/08	(5,631)
OMXS30 Index	41	587,178	07/18/08	(42,645)
S&P ASX 200 Index (SPI)	6	746,743	09/18/08	(28,872)
S&P/MIB Index	1	233,618	09/19/08	(8,425)
Tokyo Price Index (TOPIX)	14	1,738,381	09/11/08	(85,660)
				$(346,566)

See Accompanying Notes to Financial Statements

ING LEHMAN BROTHERS U.S. AGGREGATE  PORTFOLIO OF INVESTMENTS
BOND INDEX® PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Principal Amount			Value
CORPORATE BONDS/NOTES: 20.4%
		Aerospace/Defense: 0.3%
$100,000	C	Northrop Grumman Corp., 7.125%, due 02/15/11	$106,668
85,000	C	United Technologies Corp., 4.875%, due 05/01/15	84,612
			191,280
		Agriculture: 0.2%
120,000		Philip Morris International, Inc., 4.875%, due 05/16/13	118,005
			118,005
		Airlines: 0.6%
100,000	C	Continental Airlines, Inc., 5.983%, due 04/19/22	82,752
121,605	C	Delta Air Lines, Inc., 6.821%, due 08/10/22	102,756
100,000	C	Northwest Airlines, Inc., 7.027%, due 11/01/19	88,500
98,268	C	Southwest Airlines Co. 2007-1 Pass-Through Trust, 6.150%, due 08/01/22	93,138
			367,146
		Auto Manufacturers: 0.1%
55,000		DaimlerChrysler NA Holding Corp., 6.500%, due 11/15/13	57,098
			57,098

Principal Amount			Value
		Banks: 2.2%
$110,000		Bank of America Corp., 5.375%, due 06/15/14	$108,169
145,000		Bank of America Corp., 5.650%, due 05/01/18	135,619
150,000	@@	Deutsche Bank AG/London, 5.375%, due 10/12/12	152,354
100,000	@@	HSBC Holdings PLC, 6.500%, due 09/15/37	91,440
415,000	@@	KFW, 3.250%, due 02/15/11	415,559
110,000	@@	Royal Bank of Scotland Group PLC, 5.000%, due 11/12/13	109,519
215,000		Wachovia Corp., 5.500%, due 05/01/13	205,991
100,000		Wachovia Corp., 5.700%, due 08/01/13	95,970
130,000		Wells Fargo & Co., 5.625%, due 12/11/17	126,007
			1,440,628
		Beverages: 0.1%
100,000	C	Coca-Cola Co., 5.350%, due 11/15/17	100,984
			100,984
		Chemicals: 0.2%
40,000		Dow Chemical Co., 7.375%, due 11/01/29	42,541
75,000	C	EI Du Pont de Nemours & Co., 5.000%, due 01/15/13	75,709
			118,250
		Commercial Services: 0.1%
50,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	41,704
			41,704
		Computers: 0.1%
100,000	C	Hewlett-Packard Co., 4.500%, due 03/01/13	99,145
			99,145
		Cosmetics/Personal Care: 0.1%
50,000	C	Procter & Gamble Co., 5.550%, due 03/05/37	48,225
			48,225
		Diversified Financial Services: 4.6%
75,000		American Express Co., 6.150%, due 08/28/17	73,382
75,000		Bear Stearns Cos., Inc., 5.350%, due 02/01/12	73,750
40,000		CIT Group, Inc., 5.000%, due 02/13/14	28,756
205,000		Citigroup, Inc., 5.000%, due 09/15/14	190,111
185,000		Citigroup, Inc., 5.875%, due 05/29/37	157,813
100,000	@@,C	ConocoPhillips Canada Funding Co. I, 5.625%, due 10/15/16	102,046
40,000		Countrywide Financial Corp., 5.800%, due 06/07/12	37,865

See Accompanying Notes to Financial Statements

ING LEHMAN BROTHERS U.S. AGGREGATE  PORTFOLIO OF INVESTMENTS
BOND INDEX® PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Diversified Financial Services (continued)
$425,000		General Electric Capital Corp., 5.250%, due 10/19/12	$429,552
100,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	100,992
200,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13	192,592
125,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	121,488
75,000	C	Goldman Sachs Group, Inc., 6.450%, due 05/01/36	67,079
300,000		HSBC Finance Corp., 4.125%, due 11/16/09	298,110
75,000		HSBC Finance Corp., 5.000%, due 06/30/15	70,994
110,000		International Lease Finance Corp., 5.625%, due 09/15/10	107,261
150,000		International Lease Finance Corp., 5.625%, due 09/20/13	131,287
75,000	C	JP Morgan Chase Capital XV, 5.875%, due 03/15/35	62,070
200,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	200,790
110,000	C	Merrill Lynch & Co., Inc., 6.220%, due 09/15/26	91,296
100,000	C	Morgan Stanley, 5.375%, due 10/15/15	91,625
200,000	C	Morgan Stanley, 6.625%, due 04/01/18	189,837
145,000	C	National Rural Utilities Cooperative Finance Corp., 5.750%, due 08/28/09	147,926
			2,966,622
		Electric: 1.4%
40,000	C	Dominion Resources, Inc., 5.950%, due 06/15/35	36,013
75,000		Duke Energy Carolinas, LLC, 6.000%, due 01/15/38	73,394
75,000	C	Exelon Generation Co., LLC, 6.200%, due 10/01/17	73,177
150,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	154,030
100,000	C	Florida Power & Light Co., 5.550%, due 11/01/17	101,791
50,000	C	Midamerican Energy Co., 4.650%, due 10/01/14	48,668
75,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	72,254
100,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	96,731
200,000	C	Progress Energy, Inc., 7.100%, due 03/01/11	210,575
50,000	C	Southern Cal Edison, 6.000%, due 01/15/34	49,947
			916,580
		Electronics: 0.1%
50,000	@@,C	Koninklijke Philips Electronics NV, 5.750%, due 03/11/18	49,076
			49,076

Principal Amount			Value
		Food: 0.2%
$100,000		Kraft Foods, Inc., 6.500%, due 08/11/17	$100,298
50,000	C	Kroger Co., 5.500%, due 02/01/13	50,208
			150,506
		Healthcare-Products: 0.2%
100,000	@@,C	Covidien International Finance SA, 6.000%, due 10/15/17	101,388
50,000	C	Johnson & Johnson, 5.950%, due 08/15/37	52,090
			153,478
		Healthcare-Services: 0.2%
75,000	C	UnitedHealth Group, Inc., 6.000%, due 02/15/18	72,680
50,000	C	WellPoint, Inc., 5.850%, due 01/15/36	43,101
			115,781
		Household Products/Wares: 0.1%
50,000	C	Clorox Co., 5.450%, due 10/15/12	50,289
			50,289
		Insurance: 0.5%
60,000	C	Genworth Financial, Inc., 6.515%, due 05/22/18	56,264
75,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	74,192
75,000	C	MetLife, Inc., 5.000%, due 06/15/15	72,970
60,000		Prudential Financial, Inc., 6.625%, due 12/01/37	56,814
40,000	C	Travelers Cos., Inc., 6.250%, due 06/15/37	37,301
			297,541
		Media: 1.1%
125,000	C	Comcast Corp., 6.300%, due 11/15/17	124,091
90,000	C	Comcast Corp., 6.500%, due 11/15/35	85,821
50,000	C	COX Communications, Inc., 5.450%, due 12/15/14	48,113
75,000	C	News America, Inc., 6.150%, due 03/01/37	69,275
100,000	@@,C	Rogers Cable, Inc., 5.500%, due 03/15/14	96,379
75,000	C	Time Warner Cable, Inc., 5.850%, due 05/01/17	71,355
50,000	C	Time Warner, Inc., 5.875%, due 11/15/16	47,224
50,000	C	Time Warner, Inc., 6.500%, due 11/15/36	44,644
100,000	C	Viacom, Inc., 5.750%, due 04/30/11	100,298
			687,200

See Accompanying Notes to Financial Statements

ING LEHMAN BROTHERS U.S. AGGREGATE  PORTFOLIO OF INVESTMENTS
BOND INDEX® PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Mining: 0.2%
$100,000	C	Alcoa, Inc., 5.550%, due 02/01/17	$93,791
60,000	@@,C	Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	60,292
			154,083
		Miscellaneous Manufacturing: 0.3%
75,000		Eaton Corp., 4.900%, due 05/15/13	74,884
50,000	C	Parker Hannifin Corp., 5.500%, due 05/15/18	50,252
100,000	@@,#,C	Siemens Financieringsmaatschappij NV, 6.125%, due 08/17/26	96,258
			221,394
		Multi-National: 1.5%
440,000	@@	European Investment Bank, 2.625%, due 05/16/11	431,509
535,000	@@	European Investment Bank, 4.250%, due 07/15/13	543,451
			974,960
		Office/Business Equipment: 0.2%
125,000	C	Xerox Corp., 5.500%, due 05/15/12	123,661
			123,661
		Oil & Gas: 0.8%
100,000	C	Anadarko Petroleum Corp., 5.950%, due 09/15/16	100,214
50,000	C	Apache Corp., 5.625%, due 01/15/17	50,675
50,000	@@,C	Canadian Natural Resources Ltd., 6.250%, due 03/15/38	47,061
50,000	@@,C	EnCana Corp., 6.625%, due 08/15/37	50,040
100,000	C	Marathon Oil Corp., 6.000%, due 10/01/17	99,604
50,000	@@,C	Nexen, Inc., 6.400%, due 05/15/37	47,492
50,000	@@,C	Suncor Energy, Inc., 6.500%, due 06/15/38	48,662
25,000	C	Valero Energy Corp., 6.625%, due 06/15/37	22,991
50,000	C	XTO Energy, Inc., 6.100%, due 04/01/36	47,778
			514,517
		Oil & Gas Services: 0.1%
55,000	@@,C	Weatherford International Ltd., 7.000%, due 03/15/38	56,568
			56,568
		Pharmaceuticals: 0.5%
150,000	@@,C	AstraZeneca PLC, 5.400%, due 09/15/12	153,541
50,000	C	Bristol-Myers Squibb Co., 5.250%, due 08/15/13	51,027
70,000	C	GlaxoSmithKline Capital, Inc., 5.650%, due 05/15/18	69,863
50,000	C	Wyeth, 5.950%, due 04/01/37	48,424
			322,855

Principal Amount			Value
		Pipelines: 0.6%
$50,000	#,C	DCP Midstream LLC, 6.750%, due 09/15/37	$47,509
100,000	C	Enterprise Products Operating L.P., 6.300%, due 09/15/17	99,472
50,000	C	Kinder Morgan Energy Partners LP, 6.950%, due 01/15/38	49,781
50,000	#,C	NGPL PipeCo, LLC, 6.514%, due 12/15/12	50,812
50,000	C	ONEOK Partners L.P., 6.850%, due 10/15/37	49,015
70,000	C	TEPPCO Partners L.P., 7.550%, due 04/15/38	73,194
			369,783
		Real Estate: 0.1%
75,000	C	Simon Property Group LP, 5.250%, due 12/01/16	69,017
			69,017
		Retail: 0.9%
75,000	C	CVS Caremark Corp., 6.250%, due 06/01/27	73,650
50,000	C	Home Depot, Inc., 5.875%, due 12/16/36	40,972
30,000		JC Penney Corp., Inc., 6.375%, due 10/15/36	25,129
50,000	C	Macys Retail Holdings, Inc., 7.875%, due 07/15/15	50,433
150,000	C	McDonald's Corp., 5.350%, due 03/01/18	146,618
50,000	C	McDonald's Corp., 5.800%, due 10/15/17	51,129
50,000	C	Target Corp., 6.500%, due 10/15/37	48,252
55,000		Wal-Mart Stores, Inc., 4.500%, due 07/01/15	53,980
105,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	108,419
			598,582
		Savings & Loans: 0.2%
125,000		Washington Mutual, Inc., 4.200%, due 01/15/10	108,788
			108,788
		Software: 0.2%
130,000	C	Oracle Corp., 5.750%, due 04/15/18	130,129
			130,129
		Telecommunications: 2.2%
135,000	C	AT&T, Inc., 6.500%, due 09/01/37	131,074
25,000	@@,C	British Telecommunications PLC, 9.125%, due 12/15/30	30,131
200,000	C	Cisco Systems, Inc., 5.250%, due 02/22/11	206,044
35,000	@@	Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	40,263
50,000	C	Embarq Corp., 7.082%, due 06/01/16	47,558

See Accompanying Notes to Financial Statements

ING LEHMAN BROTHERS U.S. AGGREGATE  PORTFOLIO OF INVESTMENTS
BOND INDEX® PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Telecommunications (continued)
$100,000	@@,C	France Telecom SA, 7.750%, due 03/01/11	$105,968
75,000	C	Motorola, Inc., 6.000%, due 11/15/17	65,670
305,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	324,915
125,000	C	Qwest Corp., 8.875%, due 03/15/12	128,125
50,000	@@,C	Telecom Italia Capital SA, 5.250%, due 10/01/15	45,825
50,000	@@,C	Telefonica Europe BV, 8.250%, due 09/15/30	57,554
100,000	C	Verizon Communications, Inc., 5.350%, due 02/15/11	102,168
50,000	C	Verizon Global Funding Corp., 7.750%, due 12/01/30	53,862
75,000	@@,C	Vodafone Group PLC, 5.625%, due 02/27/17	72,368
			1,411,525
		Transportation: 0.2%
55,000	C	Burlington Northern Santa Fe Corp., 6.150%, due 05/01/37	51,989
50,000	@@,C	Canadian National Railway Co., 6.375%, due 11/15/37	49,452
			101,441
Total Corporate Bonds/Notes (Cost $13,441,377)			13,126,841
U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.6%
		Federal Home Loan Bank: 1.9%
35,000		3.625%, due 05/29/13	34,243
200,000		4.500%, due 11/15/12	203,982
685,000		4.875%, due 05/14/10	706,204
140,000		5.375%, due 05/18/16	147,534
95,000		5.625%, due 06/11/21	99,205
			1,191,168
		Federal Home Loan Mortgage Corporation: 11.9%
460,000		3.875%, due 06/29/11	463,896
202,163		4.500%, due 04/01/23	195,555
115,000		4.875%, due 06/13/18	116,376
629,046		5.000%, due 03/01/34	605,960
715,000	W	5.000%, due 07/15/35	685,171
453,226		5.000%, due 08/01/35	435,885
278,847		5.096%, due 08/01/36	280,984
150,000		5.125%, due 07/15/12	156,891
1,255,000	W	5.500%, due 07/15/34	1,236,371
1,156,894		5.500%, due 09/01/35	1,143,156
91,328		5.500%, due 07/01/36	90,329
1,670,000		6.000%, due 04/15/38	1,687,002
115,000		6.500%, due 07/15/34	118,540
351,546		6.500%, due 04/01/38	362,738
80,000		6.750%, due 03/15/31	96,671
			7,675,525
		Federal National Mortgage Association: 27.3%
480,000		3.375%, due 05/19/11	477,958
194,981		4.000%, due 04/01/23	183,367
175,000	C	4.350%, due 05/29/13	175,422

Principal Amount			Value
$360,000	W	4.500%, due 07/25/18	$347,962
398,407		4.500%, due 06/01/23	385,508
331,380		4.500%, due 05/01/35	308,869
60,000	W	4.500%, due 07/15/35	55,613
124,992		4.500%, due 03/01/38	115,954
260,000		4.625%, due 10/15/13	265,351
45,000		4.625%, due 10/15/14	45,816
420,000		4.750%, due 11/19/12	431,606
290,000	W	5.000%, due 07/18/21	286,783
606,915		5.000%, due 05/01/23	600,934
581,677		5.000%, due 03/01/34	561,239
290,903		5.000%, due 01/01/36	279,863
871,738		5.000%, due 02/01/36	838,657
108,211		5.000%, due 05/01/36	104,104
580,000	W	5.000%, due 07/01/37	555,997
485,000		5.375%, due 06/12/17	507,899
1,103,393		5.486%, due 11/01/36	1,119,361
480,000		5.500%, due 03/15/11	504,639
290,000	W	5.500%, due 07/15/19	291,949
226,565		5.500%, due 02/01/23	228,510
990,000	W	5.500%, due 07/15/34	975,923
966,770		5.500%, due 11/01/34	956,932
1,230,216		5.500%, due 05/01/35	1,216,552
516,917		5.500%, due 07/01/35	511,173
160,000		5.500%, due 07/01/37	157,750
125,109		5.681%, due 10/01/37	128,051
189,183		5.812%, due 06/01/37	192,229
217,558		6.000%, due 08/01/21	223,330
692,270		6.000%, due 01/01/36	700,152
1,870,000	W	6.000%, due 07/14/37	1,886,654
119,641		6.000%, due 10/01/37	121,003
219,484		6.034%, due 09/01/37	224,211
415,000	W	6.500%, due 07/15/33	427,255
100,000		6.500%, due 10/01/37	103,107
172,020		6.500%, due 11/01/37	177,329
417,184		6.500%, due 12/01/37	430,058
85,000		6.625%, due 11/15/30	101,216
259,141		7.000%, due 10/01/36	271,998
100,010		7.000%, due 06/01/38	104,977
			17,583,261
		Government National Mortgage Association: 2.5%
253,197		5.000%, due 10/15/37	245,354
70,000	W	5.500%, due 07/15/33	69,661
544,337		5.500%, due 09/15/33	544,066
531,661		6.000%, due 01/15/38	540,591
185,097		7.000%, due 12/15/37	194,857
			1,594,529
		Other U.S. Agency Obligations: 0.0%
25,000		Tennessee Valley Authority, 6.150%, due 01/15/38	28,121
			28,121
Total U.S. Government Agency Obligations (Cost $28,291,801)			28,072,604
U.S. TREASURY OBLIGATIONS: 21.7%
		U.S. Treasury Bonds: 11.8%
750,000		4.000%, due 02/15/15	771,153
545,000		4.125%, due 05/15/15	563,351
485,000		4.250%, due 08/15/14	506,863

See Accompanying Notes to Financial Statements

ING LEHMAN BROTHERS U.S. AGGREGATE  PORTFOLIO OF INVESTMENTS
BOND INDEX® PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		U.S. Treasury Bonds (continued)
$620,000		4.250%, due 11/15/14	$647,513
865,000		4.250%, due 11/15/17	883,854
595,000		4.500%, due 05/15/17	619,916
310,000		4.500%, due 02/15/36	307,893
450,000		5.125%, due 05/15/16	490,782
200,000		5.375%, due 02/15/31	222,281
145,000		6.000%, due 02/15/26	170,001
575,000		6.250%, due 08/15/23	684,295
620,000		6.875%, due 08/15/25	790,694
155,000		7.125%, due 02/15/23	198,448
115,000		8.125%, due 08/15/19	153,633
455,000		8.125%, due 08/15/21	621,751
			7,632,428
		U.S. Treasury Notes: 9.9%
1,035,000		3.375%, due 11/30/12	1,039,852
205,000		3.625%, due 01/15/10	208,940
185,000		3.875%, due 09/15/10	189,856
580,000		4.000%, due 09/30/09	591,917
295,000		4.125%, due 08/31/12	305,440
1,030,000		4.375%, due 12/15/10	1,069,994
605,000		4.625%, due 08/31/11	634,494
405,000		4.750%, due 01/31/12	427,497
380,000		4.750%, due 05/31/12	401,939
740,000		4.875%, due 04/30/11	780,296
700,000		4.875%, due 05/31/11	738,938
			6,389,163
Total U.S. Treasury Obligations (Cost $14,150,719)			14,021,591
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.6%
500,000	C	Banc of America Commercial Mortgage, Inc., 5.449%, due 01/15/49	470,065
373,872	C	Credit Suisse Mortgage Capital Certificates, 5.250%, due 03/15/39	373,601
500,000	C	Credit Suisse Mortgage Capital Certificates, 5.913%, due 06/15/39	476,402
492,240	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.284%, due 05/15/47	485,234
500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.434%, due 01/15/49	459,833
218,306	C	Salomon Brothers Mortgage Securities VII, Inc., 4.467%, due 03/18/36	214,016
500,000	C	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	467,084
Total Collateralized Mortgage Obligations (Cost $2,882,203)			2,946,235
MUNICIPAL BONDS: 0.1%
		Illinois: 0.1%
55,000		State of Illinois, 5.100%, due 06/01/33	51,801
Total Municipal Bonds (Cost $53,327)			51,801

Principal Amount			Value
OTHER BONDS: 1.0%
		Foreign Government Bonds: 1.0%
$225,000		Mexico Government International Bond, 6.375%, due 01/16/13	$237,375
140,000		Province of Ontario Canada, 3.625%, due 10/21/09	140,996
100,000		Province of Quebec Canada, 7.125%, due 02/09/24	120,656
150,000		Republic of Italy, 3.500%, due 07/15/11	149,385
			648,412
Total Other Bonds (Cost $659,653)			648,412
Total Long-Term Investments (Cost $59,479,080)			58,867,484
SHORT-TERM INVESTMENTS: 20.1%
		U.S. Government Agency Obligations: 20.1%
1,000,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	999,944
2,975,000	Z	Federal Home Loan Bank, 2.150%, due 07/03/08	2,974,467
2,000,000	Z	Federal Home Loan Bank, 2.180%, due 07/11/08	1,998,686
7,000,000	Z	Federal Home Loan Bank, 2.220%, due 07/09/08	6,996,115
Total Short-Term Investments (Cost $12,969,212)			12,969,212

Total Investments in Securities (Cost $72,448,292)*	111.5%	$71,836,696
Other Assets and Liabilities - Net	(11.5)	(7,413,483)
Net Assets	100.0%	$64,423,213

@@  Foreign Issuer

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

W  Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $72,553,234.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$52,296
Gross Unrealized Depreciation	(768,834)
Net Unrealized Depreciation	$(716,538)

See Accompanying Notes to Financial Statements

ING LEHMAN BROTHERS U.S. AGGREGATE  PORTFOLIO OF INVESTMENTS
BOND INDEX® PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	71,687,311	—
Level 3 — Significant Unobservable Inputs	149,385	—
Total	$71,836,696	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 12/31/07	$—	$—
Net purchases/sales	149,533	—
Total realized and unrealized gain (loss)	(148)	—
Transfers in and/or out of Level 3	—	—
Balance at 06/30/08	$149,385	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(148). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares		Value
COMMON STOCK: 97.5%
	Advertising: 0.2%
28,350	Omnicom Group	$1,272,348
		1,272,348
	Aerospace/Defense: 2.4%
66,600	Boeing Co.	4,376,952
35,350	General Dynamics Corp.	2,976,470
29,200	Lockheed Martin Corp.	2,880,872
30,350	Northrop Grumman Corp.	2,030,415
37,550	Raytheon Co.	2,113,314
86,300	United Technologies Corp.	5,324,710
		19,702,733
	Agriculture: 1.9%
185,650	Altria Group, Inc.	3,816,964
57,050	Archer-Daniels-Midland Co.	1,925,438
186,950	Philip Morris International, Inc.	9,233,461
15,200	Reynolds American, Inc.	709,384
		15,685,247
	Apparel: 0.2%
31,400	Nike, Inc.	1,871,754
		1,871,754
	Auto Manufacturers: 0.2%
32,350	Paccar, Inc.	1,353,201
		1,353,201

Shares			Value
		Auto Parts & Equipment: 0.2%
52,650		Johnson Controls, Inc.	$1,510,002
			1,510,002
		Banks: 4.2%
394,800		Bank of America Corp.	9,423,876
101,400		Bank of New York Mellon Corp.	3,835,962
48,450		BB&T Corp.	1,103,207
33,300		Capital One Financial Corp.	1,265,733
30,700		PNC Financial Services Group, Inc.	1,752,970
34,700		State Street Corp.	2,220,453
31,300		SunTrust Bank	1,133,686
154,300		US Bancorp.	4,303,427
191,500		Wachovia Corp.	2,973,995
292,800		Wells Fargo & Co.	6,954,000
			34,967,309
		Beverages: 2.9%
63,200		Anheuser-Busch Cos., Inc.	3,925,984
205,900		Coca-Cola Co.	10,702,682
140,600		PepsiCo, Inc.	8,940,754
			23,569,420
		Biotechnology: 2.1%
96,550	@	Amgen, Inc.	4,553,298
25,700	@	Biogen Idec, Inc.	1,436,373
38,600	@	Celgene Corp.	2,465,382
41,200	@	Genentech, Inc.	3,127,080
23,650	@	Genzyme Corp.	1,703,273
81,750	@	Gilead Sciences, Inc.	4,328,663
			17,614,069
		Chemicals: 2.3%
18,700		Air Products & Chemicals, Inc.	1,848,682
82,500		Dow Chemical Co.	2,880,075
79,900		EI Du Pont de Nemours & Co.	3,426,911
48,650		Monsanto Co.	6,151,306
13,800	@	Mosaic Co.	1,996,860
27,800		Praxair, Inc.	2,619,872
			18,923,706
		Coal: 0.3%
24,100		Peabody Energy Corp.	2,122,005
			2,122,005
		Commercial Services: 1.5%
52,950	@@	Accenture Ltd.	2,156,124
46,000		Automatic Data Processing, Inc.	1,927,400
6,400		Mastercard, Inc.	1,699,328
24,550		McKesson Corp.	1,372,591
39,700	@	Visa, Inc.	3,228,007
65,600		Western Union Co.	1,621,632
			12,005,082
		Computers: 5.3%
78,150	@	Apple, Inc.	13,085,436
161,000	@	Dell, Inc.	3,522,680
183,300	@	EMC Corp.	2,692,677
218,550		Hewlett-Packard Co.	9,662,096
121,750		International Business Machines Corp.	14,431,028
			43,393,917

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Cosmetics/Personal Care: 2.4%
45,050		Colgate-Palmolive Co.	$3,112,955
270,700		Procter & Gamble Co.	16,461,267
			19,574,222
		Diversified Financial Services: 5.4%
89,200		American Express Co.	3,360,164
1,500		Blackrock, Inc.	265,500
82,850		Charles Schwab Corp.	1,701,739
482,600		Citigroup, Inc.	8,088,376
4,840		CME Group, Inc.	1,854,640
57,350		Federal Home Loan Mortgage Corporation	940,540
94,350		Federal National Mortgage Association	1,840,769
13,650		Franklin Resources, Inc.	1,251,023
34,950		Goldman Sachs Group, Inc.	6,112,755
306,035		JPMorgan Chase & Co.	10,500,061
49,100		Lehman Brothers Holdings, Inc.	972,671
87,150		Merrill Lynch & Co., Inc.	2,763,527
98,150		Morgan Stanley	3,540,271
23,450		NYSE Euronext	1,187,977
			44,380,013
		Electric: 2.5%
51,250		Dominion Resources, Inc.	2,433,863
112,150		Duke Energy Corp.	1,949,167
16,950		Entergy Corp.	2,042,136
58,200		Exelon Corp.	5,235,672
27,050		FirstEnergy Corp.	2,227,027
36,150		FPL Group, Inc.	2,370,717
45,050		Public Service Enterprise Group, Inc.	2,069,147
68,000		Southern Co.	2,374,560
			20,702,289
		Electrical Components & Equipment: 0.4%
69,250		Emerson Electric Co.	3,424,413
			3,424,413
		Electronics: 0.4%
37,100	@	Thermo Electron Corp.	2,067,583
42,400	@@	Tyco Electronics Ltd.	1,518,768
			3,586,351
		Energy-Alternate Sources: 0.1%
4,000	@	First Solar, Inc.	1,091,280
			1,091,280
		Environmental Control: 0.2%
43,550		Waste Management, Inc.	1,642,271
			1,642,271
		Food: 1.4%
29,700		General Mills, Inc.	1,804,869
22,150		Kellogg Co.	1,063,643
134,400		Kraft Foods, Inc.	3,823,680
58,600		Kroger Co.	1,691,782
53,250		Sysco Corp.	1,464,908
21,100		WM Wrigley Jr. Co.	1,641,158
			11,490,040

Shares			Value
		Healthcare-Products: 4.0%
55,650		Baxter International, Inc.	$3,558,261
21,600		Becton Dickinson & Co.	1,756,080
132,650	@	Boston Scientific Corp.	1,630,269
44,300	@@	Covidien Ltd.	2,121,527
249,850		Johnson & Johnson	16,075,349
99,550		Medtronic, Inc.	5,151,713
27,250		Stryker Corp.	1,713,480
20,550	@	Zimmer Holdings, Inc.	1,398,428
			33,405,107
		Healthcare-Services: 0.8%
42,950		Aetna, Inc.	1,740,764
108,950		UnitedHealth Group, Inc.	2,859,938
46,650	@	WellPoint, Inc.	2,223,339
			6,824,041
		Household Products/Wares: 0.3%
37,100		Kimberly-Clark Corp.	2,217,838
			2,217,838
		Insurance: 2.8%
29,550	@@	ACE Ltd.	1,627,910
42,100		Aflac, Inc.	2,643,880
48,800		Allstate Corp.	2,224,792
206,000		American International Group, Inc.	5,450,760
32,450		Chubb Corp.	1,590,375
27,900		Hartford Financial Services Group, Inc.	1,801,503
27,872		Loews Corp.	1,307,197
40,050		Metlife, Inc.	2,113,439
38,450		Prudential Financial, Inc.	2,297,003
53,650		Travelers Cos., Inc.	2,328,410
			23,385,269
		Internet: 2.4%
27,950	@	Amazon.com, Inc.	2,049,574
98,400	@,S	eBay, Inc.	2,689,272
20,950	@	Google, Inc.-Class A	11,028,499
74,500	@	Symantec Corp.	1,441,575
122,200	@	Yahoo!, Inc.	2,524,652
			19,733,572
		Iron/Steel: 0.5%
28,050		Nucor Corp.	2,094,494
10,400		United States Steel Corp.	1,921,712
			4,016,206
		Leisure Time: 0.2%
38,650		Carnival Corp.	1,273,904
			1,273,904
		Lodging: 0.1%
9,400	@	Las Vegas Sands Corp.	445,936
			445,936
		Machinery-Construction & Mining: 0.5%
54,500		Caterpillar, Inc.	4,023,190
			4,023,190
		Machinery-Diversified: 0.3%
38,200		Deere & Co.	2,755,366
			2,755,366

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Media: 2.7%
44,100		Clear Channel Communications, Inc.	$1,552,320
248,550	S	Comcast Corp.-Class A	4,714,994
52,800	@	DIRECTV Group, Inc.	1,368,048
205,350		News Corp.-Class A	3,088,464
13,750	@	Time Warner Cable, Inc.	364,100
317,250		Time Warner, Inc.	4,695,300
49,600	@	Viacom-Class B	1,514,784
168,900		Walt Disney Co.	5,269,680
			22,567,690
		Mining: 1.1%
72,300		Alcoa, Inc.	2,575,326
34,000		Freeport-McMoRan Copper & Gold, Inc.	3,984,460
38,700		Newmont Mining Corp.	2,018,592
6,500		Southern Copper Corp.	693,095
			9,271,473
		Miscellaneous Manufacturing: 4.4%
62,450		3M Co.	4,345,896
22,700		Danaher Corp.	1,754,710
883,600		General Electric Co.	23,583,262
65,700		Honeywell International, Inc.	3,303,396
41,600		Illinois Tool Works, Inc.	1,976,416
42,800	@@	Tyco International Ltd.	1,713,712
			36,677,392
		Oil & Gas: 13.7%
41,500		Anadarko Petroleum Corp.	3,105,860
29,550		Apache Corp.	4,107,450
47,900		Chesapeake Energy Corp.	3,159,484
183,350		Chevron Corp.	18,175,486
136,700		ConocoPhillips	12,903,113
39,550		Devon Energy Corp.	4,752,328
22,000		EOG Resources, Inc.	2,886,400
468,400		ExxonMobil Corp.	41,280,092
24,900		Hess Corp.	3,142,131
62,750		Marathon Oil Corp.	3,254,843
72,750		Occidental Petroleum Corp.	6,537,315
28,300	@	Transocean, Inc.	4,312,637
46,850		Valero Energy Corp.	1,929,283
45,250		XTO Energy, Inc.	3,100,078
			112,646,500
		Oil & Gas Services: 2.9%
27,300		Baker Hughes, Inc.	2,384,382
77,300		Halliburton Co.	4,102,311
36,800	@	National Oilwell Varco, Inc.	3,264,896
105,800		Schlumberger Ltd.	11,366,094
60,200	@	Weatherford International Ltd.	2,985,318
			24,103,001
		Pharmaceuticals: 5.4%
136,850		Abbott Laboratories	7,248,945
175,450		Bristol-Myers Squibb Co.	3,601,989
31,650		Cardinal Health, Inc.	1,632,507
88,600		Eli Lilly & Co.	4,089,776
44,900	@	Medco Health Solutions, Inc.	2,119,280
190,300		Merck & Co., Inc.	7,172,407
599,800		Pfizer, Inc.	10,478,506
143,750		Schering-Plough Corp.	2,830,438
118,200		Wyeth	5,668,872
			44,842,720

Shares			Value
		Pipelines: 0.3%
51,800		Williams Cos., Inc.	$2,088,058
			2,088,058
		Retail: 4.8%
29,650		Best Buy Co., Inc.	1,174,140
38,450		Costco Wholesale Corp.	2,696,883
126,750		CVS Caremark Corp.	5,015,498
149,850		Home Depot, Inc.	3,509,487
129,650		Lowe's Cos., Inc.	2,690,238
100,450		McDonald's Corp.	5,647,299
62,200		Staples, Inc.	1,477,250
69,900		Target Corp.	3,249,651
87,800		Walgreen Co.	2,854,378
198,900		Wal-Mart Stores, Inc.	11,178,180
			39,493,004
		Semiconductors: 2.0%
120,000		Applied Materials, Inc.	2,290,800
507,800		Intel Corp.	10,907,544
117,250		Texas Instruments, Inc.	3,301,760
			16,500,104
		Software: 3.5%
47,150	@	Adobe Systems, Inc.	1,857,239
711,750		Microsoft Corp.	19,580,243
345,250	@	Oracle Corp.	7,250,250
3,700	@,S	VMware, Inc.	199,282
			28,887,014
		Telecommunications: 6.3%
526,700		AT&T, Inc.	17,744,523
523,700	@	Cisco Systems, Inc.	12,181,262
139,650		Corning, Inc.	3,218,933
199,950		Motorola, Inc.	1,467,633
143,500		Qualcomm, Inc.	6,367,095
246,150		Sprint Nextel Corp.	2,338,425
252,700		Verizon Communications, Inc.	8,945,580
			52,263,451
		Transportation: 2.0%
25,000		Burlington Northern Santa Fe Corp.	2,497,250
35,900		CSX Corp.	2,254,879
27,450		FedEx Corp.	2,162,786
33,300		Norfolk Southern Corp.	2,086,911
45,800		Union Pacific Corp.	3,457,900
60,600		United Parcel Service, Inc.-Class B	3,725,082
			16,184,808
Total Common Stock (Cost $881,398,713)			803,487,316
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Regional Malls: 0.2%
19,900		Simon Property Group, Inc.	1,788,811
Total Real Estate Investment Trusts (Cost $2,052,315)			1,788,811
Total Long-Term Investments (Cost $883,451,028)			805,276,127

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
SHORT-TERM INVESTMENTS: 7.4%
		Mutual Fund: 7.4%
61,113,000	**,S	ING Institutional Prime Money Market Fund	$61,113,000
Total Short-Term Investments (Cost $61,113,000)			61,113,000

Total Investments in Securities (Cost $944,564,028)*	105.1%	$866,389,127
Other Assets and Liabilities - Net	(5.1)	(41,727,950)
Net Assets	100.0%	$824,661,177

@  Non-income producing security

@@  Foreign Issuer

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

**  Investment in affiliate

*  Cost for federal income tax purposes is $944,568,917.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,064,726
Gross Unrealized Depreciation	(86,244,516)
Net Unrealized Depreciation	$(78,179,790)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$866,389,127	$(259,652)
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$866,389,127	$(259,652)

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

ING RussellTM Large Cap Index Portfolio Open Futures Contracts on June 30, 2008

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Depreciation
Long Contracts
S&P 500	45	$14,412,375	09/18/08	$(53,847)
S&P 500 E-Mini	45	2,882,475	09/19/08	(205,805)
				$(259,652)

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP  PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 92.8%
		Advertising: 0.2%
1,700	@	Clear Channel Outdoor Holdings, Inc.	$30,311
2,100	@	Getty Images, Inc.	71,253
19,500	@	Interpublic Group of Cos., Inc.	167,700
3,200	@	Lamar Advertising Co.	115,296
			384,560
		Aerospace/Defense: 0.9%
1,400	@	Alliant Techsystems, Inc.	142,352
3,800	@	BE Aerospace, Inc.	88,502
1,700		DRS Technologies, Inc.	133,824
5,200		Goodrich Corp.	246,792
5,100		L-3 Communications Holdings, Inc.	463,437
6,600		Rockwell Collins, Inc.	316,536
4,300	@	Spirit Aerosystems Holdings, Inc.	82,474
			1,473,917
		Agriculture: 0.8%
5,000		Bunge Ltd.	538,450
7,200	@	Lorillard, Inc.	497,952
6,100		UST, Inc.	333,121
			1,369,523
		Airlines: 0.4%
10,300	@	AMR Corp.	52,736
4,100	@	Continental Airlines, Inc.	41,451
1,200	@@	Copa Holdings SA	33,792
12,100	@	Delta Airlines, Inc.	68,970

Shares			Value
10,100	@	Northwest Airlines Corp.	$67,266
30,200		Southwest Airlines Co.	393,808
			658,023
		Apparel: 0.5%
14,100	@	Coach, Inc.	407,208
3,600		Jones Apparel Group, Inc.	49,500
2,300		Polo Ralph Lauren Corp.	144,394
3,600		VF Corp.	256,248
			857,350
		Auto Manufacturers: 0.5%
89,413	@	Ford Motor Co.	430,077
20,100		General Motors Corp.	231,150
3,100		Oshkosh Truck Corp.	64,139
			725,366
		Auto Parts & Equipment: 0.4%
3,000	@@	Autoliv, Inc.	139,860
4,800		BorgWarner, Inc.	213,024
900	@	Federal Mogul Corp.	14,517
9,900	@	Goodyear Tire & Rubber Co.	176,517
2,100	@	TRW Automotive Holdings Corp.	38,787
2,700		WABCO Holdings, Inc.	125,442
			708,147
		Banks: 2.2%
5,300		Associated Banc-Corp.	102,237
3,400		Bancorpsouth, Inc.	59,466
2,000		Bank of Hawaii Corp.	95,600
900		BOK Financial Corp.	48,105
1,700		City National Corp.	71,519
6,200		Comerica, Inc.	158,906
2,400		Commerce Bancshares, Inc.	95,184
2,400		Cullen/Frost Bankers, Inc.	119,640
20,700		Fifth Third Bancorp.	210,726
300		First Citizens BancShares, Inc.	41,847
8,100		First Horizon National Corp.	60,183
7,200		Fulton Financial Corp.	72,360
15,100		Huntington Bancshares, Inc.	87,127
16,500		Keycorp.	181,170
2,700		M&T Bank Corp.	190,458
10,700		Marshall & Ilsley Corp.	164,031
31,400		National City Corp.	149,778
9,100		Northern Trust Corp.	623,987
11,600	@@	Popular, Inc.	76,444
28,700		Regions Financial Corp.	313,117
11,600		Synovus Financial Corp.	101,268
5,200		TCF Financial Corp.	62,556
2,000		UnionBanCal Corp.	80,840
5,235		Valley National Bancorp.	82,556
2,200		Webster Financial Corp.	40,920
2,600		Whitney Holding Corp.	47,580
2,800		Wilmington Trust Corp.	74,032
4,400		Zions Bancorp.	138,556
			3,550,193
		Beverages: 0.9%
3,400		Brown-Forman Corp.	256,938
1,600	@	Central European Distribution Corp.	118,640
13,100		Coca-Cola Enterprises, Inc.	226,630
7,600	@	Constellation Brands, Inc.	150,936
10,500	@	Dr Pepper Snapple Group, Inc.	220,290
3,000	@	Hansen Natural Corp.	86,460

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Beverages (continued)
4,800		Molson Coors Brewing Co.	$260,784
5,700		Pepsi Bottling Group, Inc.	159,144
2,400		PepsiAmericas, Inc.	47,472
			1,527,294
		Biotechnology: 0.6%
300	@	Abraxis Bioscience, Inc.-New	19,038
2,800	@	Charles River Laboratories International, Inc.	178,976
2,300	@	Illumina, Inc.	200,353
3,700	@	Invitrogen Corp.	145,262
2,300	@	Millipore Corp.	156,078
5,800	@	Vertex Pharmaceuticals, Inc.	194,126
			893,833
		Building Materials: 0.4%
800	@	Armstrong World Industries, Inc.	23,376
1,800		Eagle Materials, Inc.	45,594
1,900		Lennox International, Inc.	55,024
1,700		Martin Marietta Materials, Inc.	176,103
14,900		Masco Corp.	234,377
3,100	@	Owens Corning, Inc.	70,525
2,800	@	USG Corp.	82,796
			687,795
		Chemicals: 2.5%
3,400		Airgas, Inc.	198,526
3,800		Albemarle Corp.	151,658
2,600		Ashland, Inc.	125,320
2,700		Cabot Corp.	65,637
6,200		Celanese Corp.	283,092
2,300		CF Industries Holdings, Inc.	351,440
10,000		Chemtura Corp.	58,400
2,000		Cytec Industries, Inc.	109,120
3,100		Eastman Chemical Co.	213,466
7,200		Ecolab, Inc.	309,528
3,100		FMC Corp.	240,064
6,700		Huntsman Corp.	76,380
3,300		International Flavors & Fragrances, Inc.	128,898
1,400	@	Intrepid Potash, Inc.	92,092
2,800		Lubrizol Corp.	129,724
6,800		PPG Industries, Inc.	390,116
5,500		Rohm & Haas Co.	255,420
5,000		RPM International, Inc.	103,000
4,200		Sherwin-Williams Co.	192,906
5,300		Sigma-Aldrich Corp.	285,458
3,800		Terra Industries, Inc.	187,530
200		Valhi, Inc.	5,450
4,100		Valspar Corp.	77,531
			4,030,756
		Coal: 1.5%
2,900	@	Alpha Natural Resources, Inc.	302,441
5,900		Arch Coal, Inc.	442,677
7,500		Consol Energy, Inc.	842,775
1,900		Foundation Coal Holdings, Inc.	168,302
3,300		Massey Energy Co.	309,375
1,100	@	Patriot Coal Corp.	168,619
2,200		Walter Industries, Inc.	239,294
			2,473,483

Shares			Value
		Commercial Services: 3.1%
3,300	@	Alliance Data Systems Corp.	$186,615
5,600	@	Apollo Group, Inc.-Class A	247,856
4,200	@	Avis Budget Group, Inc.	35,154
3,700	@	Career Education Corp.	54,057
2,500	@	ChoicePoint, Inc.	120,500
5,100	@	Convergys Corp.	75,786
1,400		Corporate Executive Board Co.	58,870
5,200	@	Corrections Corp. of America	142,844
2,500		DeVry, Inc.	134,050
5,300		Equifax, Inc.	178,186
2,100	@	FTI Consulting, Inc.	143,766
2,500	@,@@	Genpact Ltd.	37,300
3,300		Global Payments, Inc.	153,780
13,400		H&R Block, Inc.	286,760
13,300	@	Hertz Global Holdings, Inc.	127,680
4,000	@	Hewitt Associates, Inc.	153,320
2,600		Hillenbrand, Inc.	55,640
7,400	@	Iron Mountain, Inc.	196,470
1,600	@	ITT Educational Services, Inc.	132,208
3,300		Manpower, Inc.	192,192
4,900	@	Monster Worldwide, Inc.	100,989
8,100		Moody's Corp.	278,964
700	@	Morningstar, Inc.	50,421
13,400		Paychex, Inc.	419,152
4,400		Pharmaceutical Product Development, Inc.	188,760
7,100	@	Quanta Services, Inc.	236,217
5,900		Robert Half International, Inc.	141,423
8,800		RR Donnelley & Sons Co.	261,272
7,600	@	SAIC, Inc.	158,156
10,800		Service Corp. International	106,488
600		Strayer Education, Inc.	125,442
6,700		Total System Services, Inc.	148,874
3,600	@	United Rentals, Inc.	70,596
1,500		Weight Watchers International, Inc.	53,415
			5,053,203
		Computers: 2.6%
3,700	@	Affiliated Computer Services, Inc.	197,913
15,500	@	Brocade Communications Systems, Inc.	127,720
10,600	@	Cadence Design Systems, Inc.	107,060
11,900	@	Cognizant Technology Solutions Corp.	386,869
6,200	@	Computer Sciences Corp.	290,408
2,700		Diebold, Inc.	96,066
1,800	@	DST Systems, Inc.	99,090
22,000		Electronic Data Systems Corp.	542,080
1,800	@	IHS, Inc.	125,280
3,900	@	Lexmark International, Inc.	130,377
6,900	@	NCR Corp.	173,880
14,200	@	NetApp, Inc.	307,572
9,300	@	Sandisk Corp.	173,910
20,000		Seagate Technology, Inc.	382,600
32,300	@	Sun Microsystems, Inc.	351,424
5,900	@	Synopsys, Inc.	141,069
7,400	@	Teradata Corp.	171,236
14,700	@	Unisys Corp.	58,065
9,100	@	Western Digital Corp.	314,223
			4,176,842

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Cosmetics/Personal Care: 0.6%
3,600		Alberto-Culver Co.	$94,572
17,600		Avon Products, Inc.	633,952
2,500	@	Bare Escentuals, Inc.	46,825
4,000		Estee Lauder Cos., Inc.	185,800
			961,149
		Distribution/Wholesale: 0.7%
5,300		Fastenal Co.	228,748
6,800		Genuine Parts Co.	269,824
6,900	@	Ingram Micro, Inc.	122,475
5,600	@	LKQ Corp.	101,192
2,200	@	Tech Data Corp.	74,558
1,700	@	Wesco International, Inc.	68,068
3,200		WW Grainger, Inc.	261,760
			1,126,625
		Diversified Financial Services: 2.9%
1,700	@	Affiliated Managers Group, Inc.	153,102
4,800	@	AmeriCredit Corp.	41,376
9,200		Ameriprise Financial, Inc.	374,164
11,700		CIT Group, Inc.	79,677
24,100		Countrywide Financial Corp.	102,425
19,800		Discover Financial Services	260,766
17,400	@	E*Trade Financial Corp.	54,636
4,200		Eaton Vance Corp.	166,992
3,600		Federated Investors, Inc.	123,912
2,000		GLG Partners, Inc.	15,600
2,900	@	IntercontinentalExchange, Inc.	330,600
16,000		Invesco Ltd.	383,680
1,800	@	Investment Technology Group, Inc.	60,228
6,700		Janus Capital Group, Inc.	177,349
5,200		Jefferies Group, Inc.	87,464
2,100	@@	Lazard Ltd.	71,715
5,700		Legg Mason, Inc.	248,349
4,000	@,@@	MF Global Ltd.	25,240
5,600	@	Nasdaq Stock Market, Inc.	148,680
3,900		Nymex Holdings, Inc.	329,472
3,900		Raymond James Financial, Inc.	102,921
19,300	@	SLM Corp.	373,455
200		Student Loan Corp.	19,616
10,700		T. Rowe Price Group, Inc.	604,229
10,000	@	TD Ameritrade Holding Corp.	180,900
3,600		Waddell & Reed Financial, Inc.	126,036
			4,642,584
		Electric: 6.6%
27,700	@	AES Corp.	532,117
6,900		Allegheny Energy, Inc.	345,759
4,600		Alliant Energy Corp.	157,596
8,600		Ameren Corp.	363,178
16,600		American Electric Power Co., Inc.	667,818
14,600	@	Calpine Corp.	329,376
13,500		Centerpoint Energy, Inc.	216,675
9,300		CMS Energy Corp.	138,570
11,300		Consolidated Edison, Inc.	441,717
7,400		Constellation Energy Group, Inc.	607,540
4,700		DPL, Inc.	123,986
6,700		DTE Energy Co.	284,348
20,400		Dynegy, Inc.-Class A	174,420
13,400		Edison International	688,492
6,500		Energy East Corp.	160,680
3,600		Great Plains Energy, Inc.	91,008

Shares			Value
3,500		Hawaiian Electric Industries	$86,555
3,200		Integrys Energy Group, Inc.	162,656
7,500		MDU Resources Group, Inc.	261,450
8,500	@	Mirant Corp.	332,775
6,400		Northeast Utilities	163,392
9,700	@	NRG Energy, Inc.	416,130
4,400		NSTAR	148,808
3,800		OGE Energy Corp.	120,498
8,300		Pepco Holdings, Inc.	212,895
14,700		PG&E Corp.	583,443
4,200		Pinnacle West Capital Corp.	129,234
15,400		PPL Corp.	804,957
10,800		Progress Energy, Inc.	451,764
5,400		Puget Energy, Inc.	129,546
14,300	@	Reliant Resources, Inc.	304,161
4,800		SCANA Corp.	177,600
9,700		Sierra Pacific Resources	123,287
8,700		TECO Energy, Inc.	186,963
4,800		Wisconsin Energy Corp.	217,056
17,800		Xcel Energy, Inc.	357,246
			10,693,696
		Electrical Components & Equipment: 0.5%
4,400		Ametek, Inc.	207,768
2,400	@	Energizer Holdings, Inc.	175,416
2,200	@	General Cable Corp.	133,870
2,300		Hubbell, Inc.	91,701
5,600		Molex, Inc.	136,696
			745,451
		Electronics: 2.0%
15,100	@	Agilent Technologies, Inc.	536,654
7,200		Amphenol Corp.	323,136
7,000		Applera Corp.-Applied Biosystems Group	234,360
5,100	@	Arrow Electronics, Inc.	156,672
6,200	@	Avnet, Inc.	169,136
2,000		AVX Corp.	22,620
2,100	@	Dolby Laboratories, Inc.	84,630
5,700	@	Flir Systems, Inc.	231,249
5,300	@@	Garmin Ltd.	227,052
5,900		Gentex Corp.	85,196
1,400	@	Itron, Inc.	137,690
8,600		Jabil Circuit, Inc.	141,126
1,400	@,@@	Mettler Toledo International, Inc.	132,804
2,300		National Instruments Corp.	65,251
4,900		PerkinElmer, Inc.	136,465
2,400	@	Thomas & Betts Corp.	90,840
5,000	@	Trimble Navigation Ltd.	178,500
7,700	@	Vishay Intertechnology, Inc.	68,299
4,100	@	Waters Corp.	264,450
			3,286,130
		Energy-Alternate Sources: 0.2%
5,000	@	Covanta Holding Corp.	133,450
1,700	@	Sunpower Corp.	122,366
			255,816
		Engineering & Construction: 1.8%
4,200	@	Aecom Technology Corp.	136,626
3,700	S	Fluor Corp.	688,496
5,900	@,@@	Foster Wheeler Ltd.	431,585
5,000	@	Jacobs Engineering Group, Inc.	403,500
7,000		KBR, Inc.	244,370

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Engineering & Construction (continued)
9,300	@	McDermott International, Inc.	$575,577
3,400	@	Shaw Group, Inc.	210,086
3,500	@	URS Corp.	146,895
			2,837,135
		Entertainment: 0.4%
3,300	@	DreamWorks Animation SKG, Inc.	98,373
12,800		International Game Technology	319,744
1,300		International Speedway Corp.	50,739
3,100	@	Penn National Gaming, Inc.	99,665
3,300		Regal Entertainment Group	50,424
2,700	@	Scientific Games Corp.	79,974
2,300		Warner Music Group Corp.	16,422
			715,341
		Environmental Control: 0.4%
15,700	@	Allied Waste Industries, Inc.	198,134
5,800		Nalco Holding Co.	122,670
6,400		Republic Services, Inc.	190,080
3,600	@	Stericycle, Inc.	186,120
			697,004
		Food: 2.3%
9,000		Campbell Soup Co.	301,140
20,100		ConAgra Foods, Inc.	387,528
3,100		Corn Products International, Inc.	152,241
5,600	@	Dean Foods Co.	109,872
8,100		Del Monte Foods Co.	57,510
6,300		Hershey Co.	206,514
13,000		HJ Heinz Co.	622,050
2,900		Hormel Foods Corp.	100,369
2,300		JM Smucker Co.	93,472
4,600		McCormick & Co., Inc.	164,036
18,100		Safeway, Inc.	516,755
29,100		Sara Lee Corp.	356,475
4,800	@	Smithfield Foods, Inc.	95,424
8,800		Supervalu, Inc.	271,832
11,500		Tyson Foods, Inc.	171,810
5,800		Whole Foods Market, Inc.	137,402
			3,744,430
		Forest Products & Paper: 1.0%
20,300	@,@@	Domtar Corp.	110,635
17,600		International Paper Co.	410,080
10,600	@	Jefferson Smurfit Corp.	43,142
7,200		MeadWestvaco Corp.	171,648
7,100		Plum Creek Timber Co., Inc.	303,241
3,200		Rayonier, Inc.	135,872
4,400		Temple-Inland, Inc.	49,588
8,700		Weyerhaeuser Co.	444,918
			1,669,124
		Gas: 1.0%
3,200		AGL Resources, Inc.	110,656
3,700		Atmos Energy Corp.	102,009
3,000		Energen Corp.	234,090
11,300		NiSource, Inc.	202,496
10,300		Sempra Energy	581,435
4,600		Southern Union Co.	124,292
4,400		UGI Corp.	126,324
3,200		Vectren Corp.	99,872
			1,581,174

Shares			Value
		Hand/Machine Tools: 0.4%
2,500		Black & Decker Corp.	$143,775
3,200		Kennametal, Inc.	104,160
1,800		Lincoln Electric Holdings, Inc.	141,660
2,400		Snap-On, Inc.	124,824
3,200		Stanley Works	143,456
			657,875
		Healthcare-Products: 2.2%
2,100	@	Advanced Medical Optics, Inc.	39,354
2,600		Beckman Coulter, Inc.	175,578
1,900		Cooper Cos., Inc.	70,585
4,100		CR Bard, Inc.	360,595
6,100		Densply International, Inc.	224,480
2,300	@	Edwards Lifesciences Corp.	142,692
2,200	@	Gen-Probe, Inc.	104,456
3,700	@	Henry Schein, Inc.	190,809
2,600		Hill-Rom Holdings, Inc.	70,148
10,600	@	Hologic, Inc.	231,080
2,500	@	Idexx Laboratories, Inc.	121,850
1,600	@	Intuitive Surgical, Inc.	431,040
3,200	@	Inverness Medical Innovations, Inc.	106,144
2,300	@	Kinetic Concepts, Inc.	91,793
5,300	@	Patterson Cos., Inc.	155,767
3,200	@	Resmed, Inc.	114,368
14,000	@	St. Jude Medical, Inc.	572,320
1,600	@	Techne Corp.	123,824
5,200	@	Varian Medical Systems, Inc.	269,620
			3,596,503
		Healthcare-Services: 1.8%
1,500		Brookdale Senior Living, Inc.	30,540
11,600		Cigna Corp.	410,524
4,000	@	Community Health Systems, Inc.	131,920
2,600	@	Covance, Inc.	223,652
6,300	@	Coventry Health Care, Inc.	191,646
4,300	@	DaVita, Inc.	228,459
10,000	@	Health Management Associates, Inc.	65,100
4,400	@	Health Net, Inc.	105,864
7,000	@	Humana, Inc.	278,390
4,600	@	Laboratory Corp. of America Holdings	320,298
2,200	@	LifePoint Hospitals, Inc.	62,260
3,000	@	Lincare Holdings, Inc.	85,200
1,900	@	Pediatrix Medical Group, Inc.	93,537
6,500		Quest Diagnostics	315,055
19,800	@	Tenet Healthcare Corp.	110,088
1,900		Universal Health Services, Inc.	120,118
1,700	@	WellCare Health Plans, Inc.	61,455
			2,834,106
		Holding Companies-Diversified: 0.2%
7,300		Leucadia National Corp.	342,662
			342,662
		Home Builders: 0.4%
5,100		Centex Corp.	68,187
13,000		D.R. Horton, Inc.	141,050
3,100		KB Home	52,483
5,600		Lennar Corp.	69,104
1,400		MDC Holdings, Inc.	54,684
220	@	NVR, Inc.	110,018

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Home Builders (continued)
8,800		Pulte Homes, Inc.	$84,744
1,500		Thor Industries, Inc.	31,890
5,400	@	Toll Brothers, Inc.	101,142
			713,302
		Home Furnishings: 0.2%
2,400		Harman International Industries, Inc.	99,336
3,100		Whirlpool Corp.	191,363
			290,699
		Household Products/Wares: 0.7%
4,400		Avery Dennison Corp.	193,292
2,700		Church & Dwight Co., Inc.	152,145
5,700		Clorox Co.	297,540
6,300		Fortune Brands, Inc.	393,183
2,800	@	Jarden Corp.	51,072
1,800		Scotts Miracle-Gro Co.	31,626
			1,118,858
		Housewares: 0.2%
11,400		Newell Rubbermaid, Inc.	191,406
1,500		Toro Co.	49,905
			241,311
		Insurance: 4.6%
220	@	Alleghany Corp.	73,051
2,000		Allied World Assurance Holdings Ltd.	79,240
3,200		American Financial Group, Inc.	85,600
700		American National Insurance	68,614
12,300		AON Corp.	565,062
2,000	@,@@	Arch Capital Group Ltd.	132,640
3,800		Arthur J. Gallagher & Co.	91,580
4,900		Assurant, Inc.	323,204
6,100	@@	Axis Capital Holdings Ltd.	181,841
4,800		Brown & Brown, Inc.	83,472
6,000		Cincinnati Financial Corp.	152,400
1,100		CNA Financial Corp.	27,665
7,600	@	Conseco, Inc.	75,392
2,200	@@	Endurance Specialty Holdings Ltd.	67,738
1,300		Erie Indemnity Co.	59,995
2,600	@@	Everest Re Group Ltd.	207,246
8,800		Fidelity National Title Group, Inc.	110,880
3,800		First American Corp.	100,320
17,900		Genworth Financial, Inc.	318,799
2,100		Hanover Insurance Group, Inc.	89,250
4,800		HCC Insurance Holdings, Inc.	101,472
10,700		Lincoln National Corp.	484,924
380	@	Markel Corp.	139,460
21,100		Marsh & McLennan Cos., Inc.	560,205
8,800		MBIA, Inc.	38,632
1,100		Mercury General Corp.	51,392
5,200		MGIC Investment Corp.	31,772
1,900		Nationwide Financial Services	91,219
9,500		Old Republic International Corp.	112,480
1,000		OneBeacon Insurance Group Ltd.	17,570
2,200	@@	PartnerRe Ltd.	152,086
2,400	@	Philadelphia Consolidated Holding Co.	81,528
10,700		Principal Financial Group, Inc.	449,079
28,000		Progressive Corp.	524,160

Shares			Value
2,900		Protective Life Corp.	$110,345
1,200		Reinsurance Group of America	52,224
2,700	@@	RenaissanceRe Holdings Ltd.	120,609
3,700		Safeco Corp.	248,492
2,000		Stancorp Financial Group, Inc.	93,920
3,700		Torchmark Corp.	217,005
1,100		Transatlantic Holdings, Inc.	62,117
1,700		Unitrin, Inc.	46,869
14,300		UnumProvident Corp.	292,435
100		Wesco Financial Corp.	38,200
380		White Mountains Insurance Group Ltd.	163,020
5,900		WR Berkley Corp.	142,544
7,400	@@	XL Capital Ltd.	152,144
			7,469,892
		Internet: 1.2%
6,900	@	Akamai Technologies, Inc.	240,051
7,600	@	Emdeon Corp.	86,032
1,400	@	Equinix, Inc.	124,908
8,600	@	Expedia, Inc.	158,068
3,400	@	F5 Networks, Inc.	96,628
7,600	@	IAC/InterActiveCorp.	146,528
24,500	@	Liberty Media Corp.-Interactive-Class A	361,620
6,600	@	McAfee, Inc.	224,598
1,600	@	Priceline.com, Inc.	184,736
1,200	@,@@	Sohucom, Inc.	84,528
8,000	@	VeriSign, Inc.	302,400
300	@	WebMD Health Corp.	8,370
			2,018,467
		Investment Companies: 0.2%
7,000		Allied Capital Corp.	97,230
8,400		American Capital Strategies Ltd.	199,668
			296,898
		Iron/Steel: 1.0%
4,600		AK Steel Holding Corp.	317,400
4,200		Allegheny Technologies, Inc.	248,976
2,000		Carpenter Technology Corp.	87,300
3,700		Cleveland-Cliffs, Inc.	441,003
2,600		Reliance Steel & Aluminum Co.	200,434
900		Schnitzer Steel Industries, Inc.	103,140
6,900		Steel Dynamics, Inc.	269,583
			1,667,836
		Leisure Time: 0.3%
9,800		Harley-Davidson, Inc.	355,348
5,700		Royal Caribbean Cruises Ltd.	128,079
			483,427
		Lodging: 0.8%
2,300		Boyd Gaming Corp.	28,888
1,300		Choice Hotels International, Inc.	34,450
12,200		Marriott International, Inc.	320,128
5,100	@	MGM Mirage	172,839
1,700	@@	Orient-Express Hotels Ltd.	73,848
7,700		Starwood Hotels & Resorts Worldwide, Inc.	308,539
7,300		Wyndham Worldwide Corp.	130,743
2,500	@	Wynn Resorts Ltd.	203,375
			1,272,810

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.5%
3,100		Bucyrus International, Inc.	$226,362
4,500		Joy Global, Inc.	341,235
4,200	@	Terex Corp.	215,754
			783,351
		Machinery-Diversified: 1.4%
3,800	@	AGCO Corp.	199,158
8,400		Cummins, Inc.	550,368
2,400		Flowserve Corp.	328,080
2,200	@	Gardner Denver, Inc.	124,960
2,500		Graco, Inc.	95,175
3,400		IDEX Corp.	125,256
5,400		Manitowoc Co., Inc.	175,662
6,100		Rockwell Automation, Inc.	266,753
3,700		Roper Industries, Inc.	243,756
2,700	@	Zebra Technologies Corp.	88,128
			2,197,296
		Media: 2.4%
9,100	@	Cablevision Systems Corp.	205,660
24,300		CBS Corp.-Class B	473,607
1,500	@,@@	Central European Media Enterprises Ltd.	135,795
2,200	@,@@	CTC Media, Inc.	54,252
11,600	@	Discovery Holding Co.	254,736
8,400	@	Dish Network Corp.	245,952
3,600		EW Scripps Co.	149,544
1,800		Factset Research Systems, Inc.	101,448
9,400		Gannett Co., Inc.	203,698
900		Hearst-Argyle Television, Inc.	17,280
1,700		John Wiley & Sons, Inc.	76,551
13,600	@	Liberty Global, Inc.	427,448
5,300	@	Liberty Media Corp.-Capital Shares A	76,320
21,300	@	Liberty Media Corp.-Entertainment	516,099
13,300		McGraw-Hill Cos., Inc.	533,596
1,600		Meredith Corp.	45,264
5,900		New York Times Co.	90,801
61,900	@	Sirius Satellite Radio, Inc.	118,848
220		Washington Post	129,118
13,200	@	XM Satellite Radio Holdings, Inc.	103,488
			3,959,505
		Metal Fabricate/Hardware: 0.6%
4,700		Commercial Metals Co.	177,190
5,700		Precision Castparts Corp.	549,309
3,400		Timken Co.	111,996
800		Valmont Industries, Inc.	83,432
			921,927
		Mining: 0.2%
1,200	@	Century Aluminum Co.	79,788
3,500		Titanium Metals Corp.	48,965
4,500		Vulcan Materials Co.	269,010
			397,763
		Miscellaneous Manufacturing: 3.1%
2,800		Aptargroup, Inc.	117,460
1,700		Brink's Co.	111,214
2,500		Carlisle Cos., Inc.	72,500
7,200		Cooper Industries Ltd.	284,400
2,100		Crane Co.	80,913

Shares			Value
3,200		Donaldson Co., Inc.	$142,848
7,800		Dover Corp.	377,286
11,900		Eastman Kodak Co.	171,717
6,800		Eaton Corp.	577,796
3,500		Harsco Corp.	190,435
12,910	@@	Ingersoll-Rand Co.	483,221
7,500		ITT Corp.	474,975
6,900		Leggett & Platt, Inc.	115,713
5,100		Pall Corp.	202,368
6,900		Parker Hannifin Corp.	492,108
4,100		Pentair, Inc.	143,582
2,200		SPX Corp.	289,806
1,600		Teleflex, Inc.	88,944
10,300		Textron, Inc.	493,679
3,300		Trinity Industries, Inc.	114,477
			5,025,442
		Office Furnishings: 0.0%
2,600		Steelcase, Inc.	26,078
			26,078
		Office/Business Equipment: 0.5%
8,600		Pitney Bowes, Inc.	293,260
37,100		Xerox Corp.	503,076
			796,336
		Oil & Gas: 7.1%
1,200	@	Atwood Oceanics, Inc.	149,208
4,000		Cabot Oil & Gas Corp.	270,920
3,400		Cimarex Energy Co.	236,878
1,100	@	CNX Gas Corp.	46,244
1,200	@	Continental Resources, Inc.	83,184
10,200	@	Denbury Resources, Inc.	372,300
2,800		Diamond Offshore Drilling	389,592
2,200	@	Encore Acquisition Co.	165,418
6,000		ENSCO International, Inc.	484,440
5,400		Equitable Resources, Inc.	372,924
3,700	@	Forest Oil Corp.	275,650
4,300		Frontier Oil Corp.	102,813
4,300		Helmerich & Payne, Inc.	309,686
3,700	@	Hercules Offshore, Inc.	140,674
1,800		Holly Corp.	66,456
3,600	@	Mariner Energy, Inc.	133,092
7,800		Murphy Oil Corp.	764,790
11,600	@,@@	Nabors Industries Ltd.	571,068
5,400	@	Newfield Exploration Co.	352,350
11,100		Noble Corp.	721,056
7,100		Noble Energy, Inc.	713,976
6,400		Patterson-UTI Energy, Inc.	230,656
9,000	@	PetroHawk Energy Corp.	416,790
4,900		Pioneer Natural Resources Co.	383,572
4,400	@	Plains Exploration & Production Co.	321,068
6,900	@	Pride International, Inc.	326,301
7,200		Questar Corp.	511,488
4,300	@	Quicksilver Resources, Inc.	166,152
6,400		Range Resources Corp.	419,456
4,600		Rowan Cos., Inc.	215,050
3,800	@	SandRidge Energy, Inc.	245,404
14,100	@	Southwestern Energy Co.	671,301
2,500		St. Mary Land & Exploration Co.	161,600
4,800		Sunoco, Inc.	195,312
5,700		Tesoro Petroleum Corp.	112,689
1,900	@	Unit Corp.	157,643

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil & Gas (continued)
1,200		W&T Offshore, Inc.	$70,212
1,700	@	Whiting Petroleum Corp.	180,336
			11,507,749
		Oil & Gas Services: 2.0%
12,100		BJ Services Co.	386,474
8,900	@	Cameron International Corp.	492,615
3,500	@	Dresser-Rand Group, Inc.	136,850
2,700	@	Exterran Holdings, Inc.	193,023
5,300	@	FMC Technologies, Inc.	407,729
4,800	@	Global Industries Ltd.	86,064
3,800	@	Helix Energy Solutions Group, Inc.	158,232
5,200	@	Key Energy Services, Inc.	100,984
2,300	@	Oceaneering International, Inc.	177,215
2,000	@	Oil States International, Inc.	126,880
900	@	SEACOR Holdings, Inc.	80,559
8,300		Smith International, Inc.	690,062
3,300	@	Superior Energy Services	181,962
3,100	@	Tetra Technologies, Inc.	73,501
			3,292,150
		Packaging & Containers: 0.8%
4,000		Ball Corp.	190,960
4,100		Bemis Co.	91,922
6,600	@	Crown Holdings, Inc.	171,534
1,400		Greif, Inc.	89,642
6,900	@	Owens-Illinois, Inc.	287,661
4,300		Packaging Corp. of America	92,493
5,400	@	Pactiv Corp.	114,642
6,600		Sealed Air Corp.	125,466
4,100		Sonoco Products Co.	126,895
			1,291,215
		Pharmaceuticals: 2.5%
12,600		Allergan, Inc.	655,830
6,600		AmerisourceBergen Corp.	263,934
5,700	@	Amylin Pharmaceuticals, Inc.	144,723
1,100	@	App Pharmaceuticals, Inc.	18,392
4,500	@	Barr Pharmaceuticals, Inc.	202,860
4,100	@	BioMarin Pharmaceuticals, Inc.	118,818
2,800	@	Cephalon, Inc.	186,732
5,000	@	Endo Pharmaceuticals Holdings, Inc.	120,950
8,700	@	Express Scripts, Inc.	545,664
12,600	@	Forest Laboratories, Inc.	437,724
2,700	@@	Herbalife Ltd.	104,625
6,600	@	Hospira, Inc.	264,726
2,500	@	ImClone Systems, Inc.	101,150
10,200	@	King Pharmaceuticals, Inc.	106,794
12,600		Mylan Laboratories	152,082
2,200	@	NBTY, Inc.	70,532
4,400		Omnicare, Inc.	115,368
3,200		Perrigo Co.	101,664
4,400	@	Sepracor, Inc.	87,648
3,500	@	VCA Antech, Inc.	97,230
3,800	@	Warner Chilcott Ltd.	64,410
4,300	@	Watson Pharmaceuticals, Inc.	116,831
			4,078,687
		Pipelines: 1.1%
29,000		El Paso Corp.	630,460
3,400		National Fuel Gas Co.	202,232

Shares			Value
4,300		Oneok, Inc.	$209,969
26,100		Spectra Energy Corp.	750,114
			1,792,775
		Real Estate: 0.3%
7,100	@	CB Richard Ellis Group, Inc.	136,320
3,100		Forest City Enterprises, Inc.	99,882
1,300		Jones Lang LaSalle, Inc.	78,247
3,800		St. Joe Co.	130,416
			444,865
		Retail: 5.2%
3,600		Abercrombie & Fitch Co.	225,648
3,900		Advance Auto Parts, Inc.	151,437
7,100		American Eagle Outfitters	96,773
2,400	@	AnnTaylor Stores Corp.	57,504
4,700	@	Autonation, Inc.	47,094
1,700	@	Autozone, Inc.	205,717
1,500		Barnes & Noble, Inc.	37,260
10,700	@	Bed Bath & Beyond, Inc.	300,670
3,400	@	Big Lots, Inc.	106,216
2,500	@	BJ's Wholesale Club, Inc.	96,750
4,200		Brinker International, Inc.	79,380
3,300		Burger King Holdings, Inc.	88,407
9,000	@	Carmax, Inc.	127,710
1,400	@	Chipotle Mexican Grill, Inc.	115,668
2,800	@	Copart, Inc.	119,896
5,800		Darden Restaurants, Inc.	185,252
3,500	@	Dick's Sporting Goods, Inc.	62,090
3,700	@	Dollar Tree, Inc.	120,953
5,800		Family Dollar Stores, Inc.	115,652
6,400		Foot Locker, Inc.	79,680
6,700	@	GameStop Corp.	270,680
20,100		Gap, Inc.	335,067
2,500		Guess ?, Inc.	93,625
3,900	@	Hanesbrands, Inc.	105,846
9,200		JC Penney Co., Inc.	333,868
12,700	@	Kohl's Corp.	508,508
11,800		Limited Brands, Inc.	198,830
3,900		Liz Claiborne, Inc.	55,185
17,400		Macy's, Inc.	337,908
1,800		MSC Industrial Direct Co.	79,398
7,500		Nordstrom, Inc.	227,250
11,300	@	Office Depot, Inc.	123,622
3,100		OfficeMax, Inc.	43,090
4,800	@	O'Reilly Automotive, Inc.	107,280
1,100	@	Panera Bread Co.	50,886
1,700		Penske Auto Group, Inc.	25,058
5,300		Petsmart, Inc.	105,735
2,100		Phillips-Van Heusen	76,902
5,400		RadioShack Corp.	66,258
21,000	@	Rite Aid Corp.	33,390
5,500		Ross Stores, Inc.	195,360
6,000	@	Saks, Inc.	65,880
2,400	@	Sears Holding Corp.	176,784
30,000	@	Starbucks Corp.	472,200
5,200		Tiffany & Co.	211,900
7,600	@@	Tim Hortons, Inc.	218,044
17,500		TJX Cos., Inc.	550,725
4,700	@	Urban Outfitters, Inc.	146,593
3,200		Wendy's International, Inc.	87,104
3,900		Williams-Sonoma, Inc.	77,376
19,500		Yum! Brands, Inc.	684,255
			8,484,364

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Savings & Loans: 0.9%
3,500		Astoria Financial Corp.	$70,280
900		Capitol Federal Financial	33,849
21,400		Hudson City Bancorp., Inc.	356,952
14,100		New York Community Bancorp., Inc.	251,544
14,300		People's United Financial, Inc.	223,080
18,300		Sovereign Bancorp., Inc.	134,688
4,300		TFS Financial Corp.	49,837
3,600		Washington Federal, Inc.	65,160
43,400		Washington Mutual, Inc.	213,962
			1,399,352
		Semiconductors: 3.6%
25,000	@	Advanced Micro Devices, Inc.	145,750
12,400		Altera Corp.	256,680
12,000		Analog Devices, Inc.	381,240
18,400	@	Atmel Corp.	64,032
21,200	@	Broadcom Corp.	578,548
3,700	@	Cree, Inc.	84,397
6,200	@	Cypress Semiconductor Corp.	153,450
5,100	@	Fairchild Semiconductor International, Inc.	59,823
7,100	@	Integrated Device Technology, Inc.	70,574
3,000	@	International Rectifier Corp.	57,600
5,100		Intersil Corp.	124,032
7,000		KLA-Tencor Corp.	284,970
5,200	@	Lam Research Corp.	187,980
9,200		Linear Technology Corp.	299,644
26,300	@	LSI Logic Corp.	161,482
20,000	@,@@	Marvell Technology Group Ltd.	353,200
9,400	@	MEMC Electronic Materials, Inc.	578,476
7,600		Microchip Technology, Inc.	232,104
31,400	@	Micron Technology, Inc.	188,400
10,000		National Semiconductor Corp.	205,400
4,100	@	Novellus Systems, Inc.	86,879
22,900	@	Nvidia Corp.	428,688
16,400	@	ON Semiconductor Corp.	150,388
5,500	@	QLogic Corp.	80,245
4,300	@	Rambus, Inc.	82,001
2,000	@	Silicon Laboratories, Inc.	72,180
7,100	@	Teradyne, Inc.	78,597
3,100	@	Varian Semiconductor Equipment Associates, Inc.	107,942
11,500		Xilinx, Inc.	290,375
			5,845,077
		Software: 3.3%
12,200	@	Activision, Inc.	415,654
3,200	@	Ansys, Inc.	150,784
9,200	@	Autodesk, Inc.	311,052
7,900	@	BMC Software, Inc.	284,400
5,800		Broadridge Financial Solutions ADR	122,090
16,000		CA, Inc.	369,440
2,800	@	Cerner Corp.	126,504
7,600	@	Citrix Systems, Inc.	223,516
10,800	@	Compuware Corp.	103,032
2,300		Dun & Bradstreet Corp.	201,572
13,100	@	Electronic Arts, Inc.	582,033
8,100		Fidelity National Information Services, Inc.	298,971
6,800	@	Fiserv, Inc.	308,516

Shares			Value
7,500		IMS Health, Inc.	$174,750
13,200	@	Intuit, Inc.	363,924
3,700	@	Metavante Technologies, inc.	83,694
1,800	@	MSCI, Inc.-Class A	65,322
4,100	@	Navteq Corp.	315,700
14,500	@	Novell, Inc.	85,405
7,100	@	Nuance Communications, Inc.	111,257
7,900	@	Red Hat, Inc.	163,451
4,300	@	Salesforce.com, Inc.	293,389
5,600		SEI Investments Co.	131,712
			5,286,168
		Telecommunications: 3.2%
4,900	@	ADC Telecommunications, Inc.	72,373
8,100	@,@@	Amdocs Ltd.	238,302
16,400	@	American Tower Corp.	692,900
4,400		CenturyTel, Inc.	156,596
3,600	@	Ciena Corp.	83,412
13,400		Citizens Communications Co.	151,956
2,800	@	Clearwire Corp.-Class A	36,288
2,900	@	CommScope, Inc.	153,033
11,700	@	Crown Castle International Corp.	453,141
1,700	@	EchoStar Holding Corp.	53,074
6,100		Embarq Corp.	288,347
5,600		Harris Corp.	282,744
9,300	@	JDS Uniphase Corp.	105,648
21,700	@	Juniper Networks, Inc.	481,306
2,200	@	Leap Wireless International, Inc.	94,974
64,000	@	Level 3 Communications, Inc.	188,800
10,100	@	MetroPCS Communications, Inc.	178,871
3,200	@	NeuStar, Inc.	68,992
6,900	@	NII Holdings, Inc.	327,681
62,100		Qwest Communications International, Inc.	244,053
4,500	@	SBA Communications Corp.	162,045
4,300		Telephone & Data Systems, Inc.	203,261
16,400	@	Tellabs, Inc.	76,260
700	@	US Cellular Corp.	39,585
12,100		Virgin Media, Inc.	164,681
18,500		Windstream Corp.	228,290
			5,226,613
		Textiles: 0.2%
5,400		Cintas Corp.	143,154
2,300	@	Mohawk Industries, Inc.	147,430
			290,584
		Toys/Games/Hobbies: 0.3%
5,100		Hasbro, Inc.	182,172
14,900		Mattel, Inc.	255,088
			437,260
		Transportation: 1.3%
1,700		Alexander & Baldwin, Inc.	77,435
7,000		CH Robinson Worldwide, Inc.	383,880
1,900		Con-way, Inc.	89,794
8,800		Expeditors International Washington, Inc.	378,400
2,000	@@	Frontline Ltd.	139,560
3,400		JB Hunt Transport Services, Inc.	113,152
3,200	@	Kansas City Southern	140,768
2,200	@	Kirby Corp.	105,600
2,200		Landstar System, Inc.	121,484
1,000		Overseas Shipholding Group	79,520

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Transportation (continued)
2,400		Ryder System, Inc.	$165,312
1,700	@@	Teekay Shipping Corp.	76,806
2,200		Tidewater, Inc.	143,066
4,100	@@	UTI Worldwide, Inc.	81,795
			2,096,572
		Trucking & Leasing: 0.1%
1,900		GATX Corp.	84,227
			84,227
		Water: 0.1%
2,600	@	American Water Works Co., Inc.-New	57,668
5,500		Aqua America, Inc.	87,835
			145,503
		Total Common Stock (Cost $157,928,895)	150,341,449
REAL ESTATE INVESTMENT TRUSTS: 4.8%
		Apartments: 0.8%
3,700		Apartment Investment & Management Co.	126,022
3,200		AvalonBay Communities, Inc.	285,312
2,000		BRE Properties, Inc.	86,560
2,200		Camden Property Trust	97,372
11,200		Equity Residential	428,624
1,100		Essex Property Trust, Inc.	117,150
5,300		UDR, Inc.	118,614
			1,259,654
		Diversified: 0.5%
2,700		Digital Realty Trust, Inc.	110,457
6,100		Duke Realty Corp.	136,945
3,800		Liberty Property Trust	125,970
5,600		Vornado Realty Trust	492,800
			866,172
		Health Care: 0.5%
9,700		HCP, Inc.	308,557
3,700		Health Care Real Estate Investment Trust, Inc.	164,650
4,000		Nationwide Health Properties, Inc.	125,960
5,400		Ventas, Inc.	229,878
			829,045
		Hotels: 0.2%
3,900		Hospitality Properties Trust	95,394
21,500		Host Hotels & Resorts, Inc.	293,475
			388,869
		Mortgage: 0.3%
22,200		Annaly Capital Management, Inc.	344,322
6,600		CapitalSource, Inc.	73,128
5,500		iStar Financial, Inc.	72,655
			490,105
		Office Property: 0.7%
1,300		Alexandria Real Estate Equities, Inc.	126,542
4,900		Boston Properties, Inc.	442,078
3,600		Brandywine Realty Trust	56,736

Shares			Value
5,000		Douglas Emmett, Inc.	$109,850
9,300		HRPT Properties Trust	62,961
1,400		Kilroy Realty Corp.	65,842
2,700		Mack-Cali Realty Corp.	92,259
2,400		SL Green Realty Corp.	198,528
			1,154,796
		Regional Malls: 0.4%
2,700		CBL & Associates Properties, Inc.	61,668
9,400		General Growth Properties, Inc.	329,282
3,100		Macerich Co.	192,603
2,200		Taubman Centers, Inc.	107,030
			690,583
		Shopping Centers: 0.6%
4,900	S	Developers Diversified Realty Corp.	170,079
2,400		Federal Realty Investment Trust	165,600
8,900		Kimco Realty Corp.	307,228
2,900		Regency Centers Corp.	171,448
3,100		Weingarten Realty Investors	93,992
			908,347
		Storage: 0.3%
5,200		Public Storage, Inc.	420,108
			420,108
		Warehouse/Industrial: 0.5%
4,000		AMB Property Corp.	201,520
10,800		Prologis	586,980
			788,500
		Total Real Estate Investment Trusts (Cost $8,807,941)	7,796,179
		Total Long-Term Investments (Cost $166,736,836)	158,137,628
SHORT-TERM INVESTMENTS: 5.0%
		Mutual Fund: 5.0%
8,064,000	**,S	ING Institutional Prime Money Market Fund	8,064,000
Total Short-Term Investments (Cost $8,064,000)			8,064,000

Total Investments in Securities (Cost $174,800,836)*	102.6%	$166,201,628
Other Assets and Liabilities - Net	(2.6)	(4,243,214)
Net Assets	100.0%	$161,958,414

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

**  Investment in affiliate

*  Cost for federal income tax purposes is $174,887,767.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,572,580
Gross Unrealized Depreciation	(13,258,719)
Net Unrealized Depreciation	$(8,686,139)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$166,201,628	$(28,236)
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$166,201,628	$(28,236)

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

ING RussellTM Mid Cap Index Portfolio Open Futures Contracts on June 30, 2008

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Depreciation
Long Contracts
S&P Mid 400 E-Mini	40	$3,284,800	09/19/08	$(28,236)
				$(28,236)

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 91.5%
		Advertising: 0.2%
1,900	@	Greenfield Online, Inc.	$28,348
9,800		Harte-Hanks, Inc.	112,210
5,100	@	inVentiv Health, Inc.	141,729
5,200		Marchex, Inc.	64,064
			346,351
		Aerospace/Defense: 1.3%
5,600	@	AAR Corp.	75,768
2,000	@	Aerovironment, Inc.	54,360
2,000	@	Argon ST, Inc.	49,600
3,700		Cubic Corp.	82,436
7,100		Curtiss-Wright Corp.	317,654
2,300	@	Ducommun, Inc.	52,808
4,300	@	Esterline Technologies Corp.	211,818
10,000	@	Gencorp, Inc.	71,600
3,200		Heico Corp.	104,128
3,000	@	Herley Industries, Inc.	39,840
4,000		Kaman Corp.	91,040
6,300	@	Moog, Inc.	234,612
8,900	@	Orbital Sciences Corp.	209,684
6,000	@	Teledyne Technologies, Inc.	292,740
4,500	@	TransDigm Group, Inc.	151,155
2,200		Triumph Group, Inc.	103,620
			2,142,863
		Agriculture: 0.3%
1,300		Alico, Inc.	45,058
5,800	@	Alliance One International, Inc.	29,638

Shares			Value
2,200		Andersons, Inc.	$89,562
600		Griffin Land & Nurseries, Inc.	18,420
27,700	@	Star Scientific, Inc.	33,240
1,800	@	Tejon Ranch Co.	64,908
4,100		Universal Corp.	185,402
3,900		Vector Group Ltd.	62,907
			529,135
		Airlines: 0.3%
21,200	@	Airtran Holdings, Inc.	43,248
5,100	@	Alaska Air Group, Inc.	78,234
2,600	@	Allegiant Travel Co.	48,334
7,000	@	Hawaiian Holdings, Inc.	48,650
21,300	@	JetBlue Airways Corp.	79,449
8,300		Skywest, Inc.	104,995
17,800	@	UAL Corp.	92,916
21,200	@	US Airways Group, Inc.-New	53,000
			548,826
		Apparel: 1.4%
6,700	@	American Apparel, Inc.	44,555
9,500	@	Carter's, Inc.	131,290
2,200		Cherokee, Inc.	44,330
1,800		Columbia Sportswear Co.	66,150
10,400	@	CROCS, Inc.	83,304
1,900	@	Deckers Outdoor Corp.	264,480
3,200	@	G-III Apparel Group Ltd.	39,488
8,400	@	Iconix Brand Group, Inc.	101,472
5,000		K-Swiss, Inc.	73,500
1,100	@	Maidenform Brands, Inc.	14,850
1,200		Oxford Industries, Inc.	22,980
2,400	@	Perry Ellis International, Inc.	50,928
18,300	@	Quiksilver, Inc.	179,706
4,700	@	Skechers USA, Inc.	92,872
3,000	@	Steven Madden Ltd.	55,140
6,200	@	Timberland Co.	101,370
2,600	@	True Religion Apparel, Inc.	69,290
5,100	@	Under Armour, Inc.	130,764
14,700	@	Unifi, Inc.	37,044
2,700	@	Volcom, Inc.	64,611
6,700	@	Warnaco Group, Inc.	295,269
2,000		Weyco Group, Inc.	53,060
7,200		Wolverine World Wide, Inc.	192,024
			2,208,477
		Auto Manufacturers: 0.1%
13,200	@	Force Protection, Inc.	43,692
5,600		Wabash National Corp.	42,336
			86,028
		Auto Parts & Equipment: 0.9%
9,100		American Axle & Manufacturing Holdings, Inc.	72,709
11,900		ArvinMeritor, Inc.	148,512
2,700	@	ATC Technology Corp.	62,856
9,900		Cooper Tire & Rubber Co.	77,616
10,200	@	Dana Holding Corp.	54,570
2,400	@	Dorman Products, Inc.	19,344
11,100	@	Exide Technologies	186,036
1,900	@	Fuel Systems Solutions, Inc.	73,150
17,200	@	Hayes Lemmerz International, Inc.	48,848
10,500	@	Lear Corp.	148,890
4,200		Modine Manufacturing Co.	51,954
6,900		Spartan Motors, Inc.	51,543

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Auto Parts & Equipment (continued)
6,700		Superior Industries International	$113,096
8,400	@	Tenneco, Inc.	113,652
2,800		Titan International, Inc.	99,736
22,100	@	Visteon Corp.	58,123
5,000	@,@@	Wonder Auto Technology, Inc.	35,150
			1,415,785
		Banks: 4.8%
4,100		1st Source Corp.	66,010
3,049		Amcore Financial, Inc.	17,257
2,100		Arrow Financial Corp.	38,073
1,800		Bancfirst Corp.	77,040
1,700	@@	Banco Latinoamericano de Exportaciones SA	27,523
5,800		Bank Mutual Corp.	58,232
3,100		Bank of the Ozarks, Inc.	46,066
9,000		Boston Private Financial Holdings, Inc.	51,030
1,700		Camden National Corp.	39,576
2,500		Capital City Bank Group, Inc.	54,400
5,100		Capitol Bancorp., Ltd.	45,747
1,400		Cass Information Systems, Inc.	44,842
7,100		Cathay General Bancorp.	77,177
1,600		Centerstate Banks of Florida, Inc.	17,648
5,300		Central Pacific Financial Corp.	56,498
3,500		Chemical Financial Corp.	71,400
18,900		Citizens Banking Corp.	53,298
5,800		City Bank	49,880
2,800		City Holding Co.	114,156
26,500		Colonial BancGroup, Inc.	117,130
3,100		Columbia Banking System, Inc.	59,923
4,200		Community Bank System, Inc.	86,604
2,500		Community Trust Bancorp., Inc.	65,650
12,900		Corus Bankshares, Inc.	53,664
9,300		CVB Financial Corp.	87,792
12,200		East-West Bancorp., Inc.	86,132
2,800		Enterprise Financial Services Corp.	52,780
800		Financial Institutions, Inc.	12,848
12,700	@@	First Bancorp.	80,518
4,700		First Bancorp.	59,408
4,300		First Busey Corp.	56,846
10,600		First Commonwealth Financial Corp.	98,898
2,000		First Community Bancshares, Inc.	56,400
1,800		First Financial Bancorp.	16,560
3,500		First Financial Bankshares, Inc.	160,335
2,600		First Financial Corp.	79,586
4,100		First Merchants Corp.	74,415
9,700		First Midwest Bancorp., Inc.	180,905
3,300		First South Bancorp, Inc./Washington NC	42,504
11,100		FirstMerit Corp.	181,041
16,906		FNB Corp.	199,153
7,600		Frontier Financial Corp.	64,752
7,700		Glacier Bancorp., Inc.	123,123
2,900		Greene County Bancshares, Inc.	40,658
5,300	@	Guaranty Bancorp	19,080
4,200		Hancock Holding Co.	165,018
5,500		Harleysville National Corp.	61,380
1,200		Heartland Financial USA, Inc.	21,828
2,500		Home Bancshares, Inc./Conway AR	56,200
1,800		IBERIABANK Corp.	80,046
2,700		Independent Bank Corp.	64,368
7,800		International Bancshares Corp.	166,686

Shares			Value
5,600		Lakeland Bancorp, Inc.	$68,208
2,200		Lakeland Financial Corp.	41,976
4,600		MB Financial Corp.	103,362
7,000		Midwest Banc Holdings, Inc.	34,090
5,500		Nara Bancorp., Inc.	59,015
13,000		National Penn Bancshares, Inc.	172,640
1,600		NBT Bancorp., Inc.	32,976
10,900		Old National Bancorp.	155,434
1,800	@@	Oriental Financial Group	25,668
7,900		Pacific Capital Bancorp.	108,862
1,700		PacWest Bancorp	25,296
1,300		Park National Corp.	70,070
3,200		Peoples Bancorp., Inc.	60,736
500	@	Pinnacle Financial Partners, Inc.	10,045
2,600		PrivateBancorp, Inc.	78,988
5,700		Prosperity Bancshares, Inc.	152,361
3,300		Renasant Corp.	48,609
2,200		Republic Bancorp., Inc.	54,120
3,400		S&T Bancorp, Inc.	98,804
3,200		Sandy Spring Bancorp, Inc.	53,056
1,300	@@	Santander Bancorp.	13,793
2,200		SCBT Financial Corp.	62,832
1,200		Sierra Bancorp.	19,800
4,200	@	Signature Bank	108,192
1,000		Simmons First National Corp.	27,970
2,400		Smithtown Bancorp., Inc.	39,000
12,000		South Financial Group, Inc.	47,040
1,600		Southwest Bancorp., Inc.	18,400
1,100		StellarOne Corp.	16,060
12,600		Sterling Bancshares, Inc.	114,534
2,000		Suffolk Bancorp	58,760
12,600		Susquehanna Bancshares, Inc.	172,494
4,800	@	SVB Financial Group	230,928
2,800		SY Bancorp., Inc.	59,808
600	@	Texas Capital Bancshares, Inc.	9,600
3,800		Trico Bancshares	41,610
10,900		Trustco Bank Corp.	80,878
7,700		Trustmark Corp.	135,905
21,100		UCBH Holdings, Inc.	47,475
4,800		UMB Financial Corp.	246,096
8,700		Umpqua Holdings Corp.	105,531
6,300		United Bankshares, Inc.	144,585
2,900		United Community Banks, Inc.	24,737
3,000		United Security Bancshares	43,620
1,100		Univest Corp. of Pennsylvania	21,846
53,300	@@	W Holding Co., Inc.	45,305
2,600		Washington Trust Bancorp, Inc.	51,220
4,400		WesBanco, Inc.	75,460
5,900		West Bancorporation, Inc.	51,330
4,200		Westamerica Bancorp.	220,878
5,900	@	Western Alliance Bancorp.	45,784
5,400		Wilshire Bancorp., Inc.	46,278
1,600		Wintrust Financial Corp.	38,160
			7,698,309
		Beverages: 0.2%
1,300	@	Boston Beer Co., Inc.	52,884
500		Coca-Cola Bottling Co. Consolidated	18,490
2,200		Farmer Bros Co.	46,530
2,200	@	Green Mountain Coffee Roasters, Inc.	82,654
2,800	@	Peet's Coffee & Tea, Inc.	55,496
			256,054

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Biotechnology: 2.6%
5,400	@	Acorda Therapeutics, Inc.	$177,282
3,300	@	Affymax, Inc.	52,503
6,400	@	Alexion Pharmaceuticals, Inc.	464,000
4,700	@	Alnylam Pharmaceuticals, Inc.	125,631
2,100	@	AMAG Pharmaceuticals, Inc.	71,610
7,500	@,@@	American Oriental Bioengineering, Inc.	74,025
12,400		Applera Corp.-Celera Genomics Group	140,864
11,300	@	Arena Pharmaceuticals, Inc.	58,647
5,500	@	Ariad Pharmaceuticals, Inc.	13,200
1,800	@	BioMimetic Therapeutics, Inc.	21,456
2,800	@	Bio-Rad Laboratories, Inc.	226,492
8,900	@	Cambrex Corp.	52,243
16,700	@	Cell Genesys, Inc.	43,420
900	@	Clinical Data, Inc.	12,843
1,100	@	Cougar Biotechnology, Inc.	26,213
16,800	@	Dendreon Corp.	74,760
4,000	@	Emergent Biosolutions, Inc.	39,720
5,600	@	Enzo Biochem, Inc.	62,832
9,200	@	Enzon Pharmaceuticals, Inc.	65,504
13,000	@	Exelixis, Inc.	65,000
4,300	@	Geron Corp.	14,835
1,700	@	GTx, Inc.	24,395
9,700	@	Halozyme Therapeutics, Inc.	52,186
21,800	@	Human Genome Sciences, Inc.	113,578
3,400	@	Idera Pharmaceuticals, Inc.	49,674
9,700	@	Incyte Corp.	73,817
5,700	@	InterMune, Inc.	74,784
7,500	@	Lexicon Genetics, Inc.	12,000
4,500	@	Martek Biosciences Corp.	151,695
11,600	@	Maxygen, Inc.	39,324
6,800	@	Molecular Insight Pharmaceuticals, Inc.	37,468
4,600	@	Momenta Pharmaceuticals, Inc.	56,580
6,400	@	Myriad Genetics, Inc.	291,328
1,600	@	Nanosphere, Inc.	12,576
16,400	@	Novavax, Inc.	40,836
5,300	@	NPS Pharmaceuticals, Inc.	23,585
8,900	@	OSI Pharmaceuticals, Inc.	367,748
17,700	@	PDL BioPharma, Inc.	187,974
3,200	@,@@	Protalix BioTherapeutics, Inc.	8,672
9,100	@	Regeneron Pharmaceuticals, Inc.	131,404
8,500	@	Repligen Corp.	40,120
8,900	@	RTI Biologics, Inc.	77,875
5,800	@	Sangamo Biosciences, Inc.	57,710
9,900	@	Seattle Genetics, Inc.	83,754
5,700	@	Sequenom, Inc.	90,972
5,700	@	Tercica, Inc.	50,331
5,700	@	Third Wave Technologies, Inc.	63,612
13,000	@	XOMA Ltd.	21,970
6,400	@	Zymogenetics, Inc.	53,888
			4,172,936
		Building Materials: 0.6%
4,100		Apogee Enterprises, Inc.	66,256
4,900	@	China Architectural Engineering, Inc.	47,873
5,900		Comfort Systems USA, Inc.	79,296
1,000	@	Drew Industries, Inc.	15,950
3,700		Gibraltar Industries, Inc.	59,089
4,800	@	Interline Brands, Inc.	76,464
2,800	@	NCI Building Systems, Inc.	102,844

Shares			Value
6,600		Quanex Building Products Corp.	$98,076
5,300		Simpson Manufacturing Co., Inc.	125,822
3,400		Texas Industries, Inc.	190,842
2,000		Universal Forest Products, Inc.	59,920
8,500	@	US Concrete, Inc.	40,460
			962,892
		Chemicals: 2.0%
5,800		Aceto Corp.	44,312
4,500		American Vanguard Corp.	55,350
2,300		Arch Chemicals, Inc.	76,245
1,600		Balchem Corp.	37,008
6,700		Ferro Corp.	125,692
5,800		HB Fuller Co.	130,152
16,600		Hercules, Inc.	281,038
6,900	@	ICO, Inc.	41,538
1,900		Innophos Holdings, Inc.	60,705
3,800	@@	Innospec, Inc.	71,516
6,000	@	Landec Corp.	38,820
2,800		Minerals Technologies, Inc.	178,052
2,100		NewMarket Corp.	139,083
11,400		Olin Corp.	298,452
4,700	@	OM Group, Inc.	154,113
3,400		Penford Corp.	50,592
16,200	@	PolyOne Corp.	112,914
6,300	@	Rockwood Holdings, Inc.	219,240
4,200		Schulman A, Inc.	96,726
7,400		Sensient Technologies Corp.	208,384
5,300	@,@@	ShengdaTech, Inc.	52,629
12,400	@	Solutia, Inc.	158,968
2,400		Spartech Corp.	22,632
600		Stepan Co.	27,372
6,700	@	Symyx Technologies	46,766
3,700		Westlake Chemical Corp.	54,982
11,000	@	WR Grace & Co.	258,390
3,100		Zep, Inc.	46,128
3,900	@	Zoltek Cos., Inc.	94,575
			3,182,374
		Coal: 0.3%
19,300	@	International Coal Group, Inc.	251,865
3,900	@	James River Coal Co.	228,891
4,800	@	National Coal Corp.	42,576
			523,332
		Commercial Services: 5.3%
6,600		Aaron Rents, Inc.	147,378
6,700		ABM Industries, Inc.	149,075
3,300		Administaff, Inc.	92,037
10,800		Advance America Cash Advance Centers, Inc.	54,864
2,500	@	Advisory Board Co.	98,325
4,800	@	Albany Molecular Research, Inc.	63,696
1,500	@	American Public Education, Inc.	58,560
5,300	@	AMN Healthcare Services, Inc.	89,676
4,300		Arbitron, Inc.	204,250
2,100	@	Bankrate, Inc.	82,047
15,900	@	BearingPoint, Inc.	12,879
5,200		Bowne & Co., Inc.	66,300
1,300	@	Capella Education Co.	77,545
1,400	@	Cardtronics, Inc.	12,418
10,300	@	CBIZ, Inc.	81,885
1,000		CDI Corp.	25,440
5,900	@	Cenveo, Inc.	57,643

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
3,700		Chemed Corp.	$135,457
4,000	@	China Direct, Inc.	29,360
3,700	@	Coinstar, Inc.	121,027
1,600	@	Consolidated Graphics, Inc.	78,832
12,400	@	Corinthian Colleges, Inc.	143,964
1,000	@	Cornell Cos., Inc.	24,110
1,900	@	Corvel Corp.	64,353
2,500	@	CoStar Group, Inc.	111,125
1,800	@	CRA International, Inc.	65,070
4,100	@	Cross Country Healthcare, Inc.	59,081
5,100		Deluxe Corp.	90,882
3,400	@	Dollar Financial Corp.	51,374
1,400	@	Dollar Thrifty Automotive Group	13,230
1,800		DynCorp International, Inc.	27,270
1,900		Electro Rent Corp.	23,826
2,900	@	Emergency Medical Services Corp.	65,627
6,900	@	Euronet Worldwide, Inc.	116,610
2,500	@	Exponent, Inc.	78,525
3,300	@	First Advantage Corp.	52,305
3,900	@	Forrester Research, Inc.	120,432
8,700	@	Gartner, Inc.	180,264
7,500	@	Geo Group, Inc.	168,750
3,700		Gevity HR, Inc.	19,906
7,200	@	Global Cash Access, Inc.	49,392
4,100	@	H&E Equipment Services, Inc.	49,282
8,000	@	Hackett Group, Inc.	45,920
6,200		Healthcare Services Group	94,302
8,300	@	Healthspring, Inc.	140,104
3,800		Heartland Payment Systems, Inc.	89,680
2,900		Heidrick & Struggles International, Inc.	80,156
4,400	@	Hill International, Inc.	72,336
3,500	@	HMS Holdings Corp.	75,145
2,300	@	Hudson Highland Group, Inc.	24,081
2,700	@	Huron Consulting Group, Inc.	122,418
700	@	ICF International, Inc.	11,634
1,200	@	Integrated Electrical Services, Inc.	20,640
5,700		Interactive Data Corp.	143,241
4,100		Jackson Hewitt Tax Service, Inc.	50,102
1,800	@	K12, Inc.	38,574
4,100		Kelly Services, Inc.	79,253
2,200	@	Kendle International, Inc.	79,926
3,700	@	Kenexa Corp.	69,708
7,300	@	Kforce, Inc.	61,977
7,100	@	Korn/Ferry International	111,683
1,500		Landauer, Inc.	84,360
2,500	@	LECG Corp.	21,850
2,600	@	Lincoln Educational Services Corp.	30,238
11,800	@	Live Nation, Inc.	124,844
2,900		MAXIMUS, Inc.	100,978
2,900		McGrath Rentcorp	71,311
3,100		Monro Muffler, Inc.	48,019
14,600	@	MPS Group, Inc.	155,198
3,100		Multi-Color Corp.	65,069
7,000	@	Navigant Consulting, Inc.	136,920
6,900	@,@@	Net 1 UEPS Technologies, Inc.	167,670
10,200	@	Odyssey Marine Exploration, Inc.	40,392
6,100	@	On Assignment, Inc.	48,922
8,700	@	Parexel International Corp.	228,897
4,000	@	Pharmanet Development Group	63,080
4,400	@	PHH Corp.	67,540
400	@	Pre-Paid Legal Services, Inc.	16,248
1,400	@	PRG-Schultz International, Inc.	13,174

Shares			Value
1,900	@	Protection One, Inc.	$15,960
9,700	@	Rent-A-Center, Inc.	199,529
6,500	@	Resources Connection, Inc.	132,275
3,800	@	Riskmetrics Group, Inc.	74,632
5,200		Rollins, Inc.	77,064
7,800	@	RSC Holdings, Inc.	72,228
9,500		Sotheby's	250,515
12,100	@	Spherion Corp.	55,902
2,400	@	Standard Parking Corp.	43,680
2,700	@,@@	Steiner Leisure Ltd.	76,545
6,200		Stewart Enterprises, Inc.	44,640
4,100	@	SuccessFactors, Inc.	44,895
2,000	@	Team, Inc.	68,640
5,100	@	TeleTech Holdings, Inc.	101,796
3,500	@	TNS, Inc.	83,860
6,900	@	TrueBlue, Inc.	91,149
5,100	@	Universal Technical Institute, Inc.	63,546
6,900	@	Valassis Communications, Inc.	86,388
3,300		Viad Corp.	85,107
6,500	@	Vistaprint Ltd.	173,940
3,300	@	Volt Information Sciences, Inc.	39,303
6,500		Watson Wyatt Worldwide, Inc.	343,785
5,900	@	Wright Express Corp.	146,320
			8,581,361
		Computers: 2.3%
5,400	@	3PAR, Inc.	42,336
5,400		Agilysys, Inc.	61,236
2,300	@	Ansoft Corp.	83,720
4,400	@	CACI International, Inc.	201,388
12,000	@	Ciber, Inc.	74,520
4,800	@,@@	Cogo Group, Inc.	43,728
1,700	@	Compellent Technologies, Inc.	19,278
2,200	@	COMSYS IT Partners, Inc.	20,064
10,200	@	Cray, Inc.	47,328
4,200	@	Data Domain, Inc.	97,986
3,600	@	Digimarc, Corp.	50,976
4,600		Echelon Corp.	50,140
8,300	@	Electronics for Imaging	121,180
4,500	@	Hutchinson Technology, Inc.	60,480
6,500	@	iGate Corp.	52,845
4,600		Imation Corp.	105,432
7,700	@	Immersion Corp.	52,437
1,500		Integral Systems, Inc.	58,050
8,300	@	Isilon Systems, Inc.	36,852
11,300		Jack Henry & Associates, Inc.	244,532
3,600	@	Magma Design Automation, Inc.	21,852
3,800	@	Manhattan Associates, Inc.	90,174
13,600	@	Mentor Graphics Corp.	214,880
12,100	@	Micros Systems, Inc.	368,929
1,300		MTS Systems Corp.	46,644
1,800	@	NCI, Inc.	41,184
1,700	@,@@	Ness Technologies, Inc.	17,204
6,400	@	Netezza Corp.	73,472
4,400	@	Netscout Systems, Inc.	46,992
16,900	@	Palm, Inc.	91,091
13,900	@	Perot Systems Corp.	208,639
4,100	@	Rackable Systems, Inc.	54,940
5,500	@	Radiant Systems, Inc.	59,015
7,900	@	Riverbed Technolgoy, Inc.	108,388
5,200	@	Silicon Storage Technology, Inc.	14,404
3,600	@	Smart Modular Technologies, Inc.	13,788
7,000	@	SRA International, Inc.	157,220
5,500	@	STEC, Inc.	56,485

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers (continued)
2,900	@	Stratasys, Inc.	$53,534
5,400	@	Super Micro Computer, Inc.	39,852
5,700	@	SYKES Enterprises, Inc.	107,502
3,300	@	Synaptics, Inc.	124,509
2,000		Syntel, Inc.	67,440
3,700	@	Virtusa Corp.	37,481
			3,640,127
		Cosmetics/Personal Care: 0.1%
3,300	@	Chattem, Inc.	214,665
1,100	@	Elizabeth Arden, Inc.	16,698
			231,363
		Distribution/Wholesale: 0.8%
6,600	@	Beacon Roofing Supply, Inc.	70,026
7,800	@	BMP Sunstone Corp.	44,460
7,400	@	Brightpoint, Inc.	54,020
2,800	@	Chindex International, Inc.	41,076
2,400	@	Core-Mark Holding Co., Inc.	62,880
6,900	@	Fossil, Inc.	200,583
2,600		Houston Wire & Cable Co.	51,740
1,800	@	MWI Veterinary Supply, Inc.	59,598
7,200		Owens & Minor, Inc.	328,968
6,900		Pool Corp.	122,544
3,400	@	Scansource, Inc.	90,984
1,900	@	United Stationers, Inc.	70,205
3,900		Watsco, Inc.	163,020
			1,360,104
		Diversified Financial Services: 1.8%
6,800		Advanta Corp.	42,772
4,500	@	Asset Acceptance Capital Corp.	54,990
3,000		Calamos Asset Management, Inc.	51,090
2,800		Cohen & Steers, Inc.	72,716
5,800	@	CompuCredit Corp.	34,800
1,600	@	Credit Acceptance Corp.	40,896
700	@	Diamond Hill Investment Group, Inc.	58,450
3,100	@,@@	Doral Financial Corp.	41,974
1,400	@	Encore Capital Group, Inc.	12,362
1,800		Evercore Partners, Inc.	17,100
10,600	@	FBR Capital Markets Corp.	53,318
3,600	@	FCStone Group, Inc.	100,548
1,800		Federal Agricultural Mortgage Corp.	44,604
2,900		Financial Federal Corp.	63,684
14,000		First Marblehead Corp.	35,980
27,100		Friedman Billings Ramsey Group, Inc.	40,650
1,400		GAMCO Investors, Inc.	69,468
11,900		GFI Group, Inc.	107,219
2,500		Greenhill & Co., Inc.	134,650
37,000		IndyMac Bancorp., Inc.	22,940
6,200	@	Interactive Brokers Group, Inc.	199,206
2,000	@	KBW, Inc.	41,160
14,200	@	Knight Capital Group, Inc.	255,316
8,600	@	LaBranche & Co., Inc.	60,888
25,100	@	Ladenburg Thalmann Financial Services, Inc.	37,901
8,100	@	MarketAxess Holdings, Inc.	61,236
5,700		National Financial Partners Corp.	112,974
3,800		Nelnet, Inc.	42,674
7,100	@	NewStar Financial, Inc.	41,961
10,900	@	Ocwen Financial Corp.	50,685
6,600		OptionsXpress Holdings, Inc.	147,444

Shares			Value
3,700	@	Penson Worldwide, Inc.	$44,215
2,600	@	Piper Jaffray Cos.	76,258
2,100	@	Portfolio Recovery Associates, Inc.	78,750
2,900		Pzena Investment Management, Inc.	37,004
6,600		Sanders Morris Harris Group, Inc.	44,748
4,000	@	Stifel Financial Corp.	137,560
1,600		SWS Group, Inc.	26,576
6,400	@	Thomas Weisel Partners Group, Inc.	35,008
6,600	@	TradeStation Group, Inc.	66,990
2,600		US Global Investors, Inc.	43,550
1,100		Westwood Holdings Group, Inc.	43,780
2,500	@	World Acceptance, Corp.	84,175
			2,870,270
		Electric: 2.1%
3,600		Allete, Inc.	151,200
56,200	@	Aquila, Inc.	211,874
7,200		Avista Corp.	154,512
5,600		Black Hills Corp.	179,536
1,900		CH Energy Group, Inc.	67,583
8,900		Cleco Corp.	207,637
7,000	@	El Paso Electric Co.	138,600
4,900		Empire District Electric Co.	90,846
2,300	@	Enernoc, Inc.	41,285
6,700		Idacorp, Inc.	193,563
7,300		ITC Holdings Corp.	373,103
3,200		MGE Energy, Inc.	104,384
5,200		NorthWestern Corp.	132,184
2,300		Ormat Technologies, Inc.	113,114
4,400		Otter Tail Corp.	170,852
1,900	@	Pike Electric Corp.	31,559
11,800		PNM Resources, Inc.	141,128
11,400		Portland General Electric Co.	256,728
4,600	@	Synthesis Energy Systems, Inc.	41,400
4,300		UIL Holdings Corp.	126,463
5,300		Unisource Energy Corp.	164,353
15,500		Westar Energy, Inc.	333,405
			3,425,309
		Electrical Components & Equipment: 1.2%
8,700	@	Advanced Battery Technologies, Inc.	50,199
5,500	@	Advanced Energy Industries, Inc.	75,350
6,200	@	American Superconductor Corp.	222,270
6,700		Belden CDT, Inc.	226,996
22,600	@	Capstone Turbine Corp.	94,694
8,800	@,@@	China BAK Battery, Inc.	41,448
3,400		Encore Wire Corp.	72,046
4,300	@	EnerSys	147,189
2,200	@,@@	Fushi Copperweld, Inc.	52,206
15,700	@	GrafTech International Ltd.	421,231
800		Graham Corp.	59,288
3,400	@	Greatbatch, Inc.	58,820
3,400		Insteel Industries, Inc.	62,254
3,100	@	Littelfuse, Inc.	97,805
11,600	@	Medis Technologies Ltd.	39,092
3,800	@	Orion Energy Systems, Inc.	38,000
25,400	@	Power-One, Inc.	48,006
1,600	@	Superior Essex, Inc.	71,408
5,100	@	Universal Display Corp.	62,832
6,100	@	Valence Technology, Inc.	27,023
4,500		Vicor Corp.	44,910
			2,013,067

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Electronics: 2.5%
1,300		American Science & Engineering, Inc.	$66,989
2,100		Analogic Corp.	132,447
1,700	@	Axsys Technologies, Inc.	88,468
2,500		Badger Meter, Inc.	126,325
2,400		Bel Fuse, Inc.	59,304
9,800	@	Benchmark Electronics, Inc.	160,132
7,400		Brady Corp.	255,522
5,800	@	Checkpoint Systems, Inc.	121,104
3,900	@,@@	China Security & Surveillance Technology, Inc.	52,572
5,300	@	Cogent, Inc.	60,261
3,400	@	Coherent, Inc.	101,626
4,700	@	Cymer, Inc.	126,336
4,600		Daktronics, Inc.	92,782
2,500	@	Dionex Corp.	165,925
3,800	@	Eagle Test Systems, Inc.	42,560
3,700	@	Electro Scientific Industries, Inc.	52,429
2,200	@	Faro Technologies, Inc.	55,374
5,700	@	FEI Co.	129,846
3,600	@	II-VI, Inc.	125,712
19,000	@	Kemet Corp.	61,560
9,500	@	L-1 Identity Solutions, Inc.	126,540
1,000	@	LaBarge, Inc.	13,000
3,100	@	Measurement Specialties, Inc.	54,529
1,700		Methode Electronics, Inc.	17,765
1,700	@	Multi-Fineline Electronix, Inc.	47,039
5,700	@	Newport Corp.	64,923
2,900	@	OSI Systems, Inc.	62,118
400	@	OYO Geospace Corp.	23,576
2,500		Park Electrochemical Corp.	60,775
5,100	@	Photon Dynamics, Inc.	76,908
6,500	@	Plexus Corp.	179,920
4,600	@	Rofin-Sinar Technologies, Inc.	138,920
2,300	@	Rogers Corp.	86,457
38,500	@	Sanmina-SCI Corp.	49,280
3,600	@	Stoneridge, Inc.	61,416
10,000	@	Taser International, Inc.	49,900
6,400		Technitrol, Inc.	108,736
6,100	@	TTM Technologies, Inc.	80,581
4,500	@	Varian, Inc.	229,770
4,200		Watts Water Technologies, Inc.	104,580
8,900		Woodward Governor Co.	317,374
			4,031,381
		Energy-Alternate Sources: 0.7%
7,200	@	Akeena Solar, Inc.	40,464
4,300	@	Clean Energy Fuels Corp.	49,407
3,800	@	Comverge, Inc.	53,124
6,800	@	Ener1, Inc.	50,456
6,100	@	Energy Conversion Devices, Inc.	449,204
17,300	@	Evergreen Solar, Inc.	167,637
10,000	@	FuelCell Energy, Inc.	71,000
7,100	@	Headwaters, Inc.	83,567
19,200	@	Plug Power, Inc.	45,120
24,100	@	Quantum Fuel Systems Technologies Worldwide, Inc.	74,228
14,300	@	VeraSun Energy Corp.	59,059
			1,143,266
		Engineering & Construction: 0.6%
5,000	@	Dycom Industries, Inc.	72,600
8,000	@	EMCOR Group, Inc.	228,240

Shares			Value
4,100	@	ENGlobal Corp.	$58,384
4,400		Granite Construction, Inc.	138,732
4,300	@	Insituform Technologies, Inc.	65,489
3,000	@	Layne Christensen Co.	131,370
2,000	@	Michael Baker Corp.	43,760
2,900	@	Orion Marine Group, Inc.	40,977
4,200	@	Perini Corp.	138,810
1,800	@	Stanley, Inc.	60,336
1,100	@	Sterling Construction Co., Inc.	21,846
			1,000,544
		Entertainment: 0.8%
8,100	@	Bally Technologies, Inc.	273,780
1,500		Churchill Downs, Inc.	52,305
6,400		Cinemark Holdings, Inc.	83,584
5,300		Dover Downs Gaming & Entertainment, Inc.	34,026
6,800		Dover Motorsports, Inc.	34,612
8,600	@,@@	Elixir Gaming Technologies, Inc.	10,320
6,500	@	Isle of Capri Casinos, Inc.	31,135
12,152	@	Macrovision Solutions Corp.	181,794
7,000		National CineMedia, Inc.	74,620
8,500	@	Pinnacle Entertainment, Inc.	89,165
8,200	@	Shuffle Master, Inc.	40,508
24,700	@	Six Flags, Inc.	28,405
4,600		Speedway Motorsports, Inc.	93,748
2,400	@	Steinway Musical Instruments	63,360
4,800	@	Vail Resorts, Inc.	205,584
			1,296,946
		Environmental Control: 1.1%
1,000		American Ecology Corp.	29,530
5,900	@	Calgon Carbon Corp.	91,214
4,600	@	Casella Waste Systems, Inc.	56,074
3,200	@	Clean Harbors, Inc.	227,392
12,900	@	Darling International, Inc.	213,108
4,300		Energy Solutions, Inc.	96,105
2,700	@	Fuel Tech, Inc.	47,574
4,500	@	Metalico, Inc.	78,840
1,600		Met-Pro Corp.	21,360
6,100		Mine Safety Appliances Co.	243,939
32,400	@	Rentech, Inc.	61,560
9,000	@	Tetra Tech, Inc.	203,580
9,500	@	Waste Connections, Inc.	303,335
6,900	@,@@	Waste Services, Inc.	48,576
			1,722,187
		Food: 1.7%
4,300	@	American Dairy, Inc.	33,712
300		Arden Group, Inc.	38,022
4,600		B&G Foods, Inc.	42,964
3,700		Calavo Growers, Inc.	45,325
1,800		Cal-Maine Foods, Inc.	59,382
7,600	@	Chiquita Brands International, Inc.	115,292
11,700		Flowers Foods, Inc.	331,578
6,500	@,@@	Fresh Del Monte Produce, Inc.	153,205
5,100	@	Great Atlantic & Pacific Tea Co.	116,382
5,400	@	Hain Celestial Group, Inc.	126,792
700		Ingles Markets, Inc.	16,331
2,700		J&J Snack Foods Corp.	74,007
2,800		Lancaster Colony Corp.	84,784
4,200		Lance, Inc.	78,834
2,000	@	M&F Worldwide Corp.	78,620
2,200		Nash Finch Co.	75,394

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
6,500		Pilgrim's Pride Corp.	$84,435
4,500	@	Ralcorp Holdings, Inc.	222,480
8,000		Ruddick Corp.	274,480
3,300		Sanderson Farms, Inc.	113,916
2,500	@	Smart Balance, Inc.	18,025
1,300		Spartan Stores, Inc.	29,900
3,400		Tootsie Roll Industries, Inc.	85,442
4,000	@	TreeHouse Foods, Inc.	97,040
6,300	@	United Natural Foods, Inc.	122,724
1,900		Weis Markets, Inc.	61,693
7,800	@	Winn-Dixie Stores, Inc.	124,956
			2,705,715
		Forest Products & Paper: 0.7%
6,400	@@	AbitibiBowater, Inc.	59,712
9,800	@	Boise, Inc.	37,730
3,000	@	Buckeye Technologies, Inc.	25,380
2,500		Deltic Timber Corp.	133,775
6,500		Glatfelter	87,815
13,900		Louisiana-Pacific Corp.	118,011
6,300		Potlatch Corp.	284,256
5,800		Rock-Tenn Co.	173,942
4,400		Schweitzer-Mauduit International, Inc.	74,140
2,200	@	Verso Paper Corp.	18,612
3,400		Wausau Paper Corp.	26,214
8,500		Xerium Technologies, Inc.	33,660
			1,073,247
		Gas: 1.1%
3,600		Laclede Group, Inc.	145,332
6,400		New Jersey Resources Corp.	208,960
6,800		Nicor, Inc.	289,612
4,300		Northwest Natural Gas Co.	198,918
10,900		Piedmont Natural Gas Co.	285,144
4,900		South Jersey Industries, Inc.	183,064
6,600		Southwest Gas Corp.	196,218
8,800		WGL Holdings, Inc.	305,712
			1,812,960
		Hand/Machine Tools: 0.4%
6,800		Baldor Electric Co.	237,864
3,800		Franklin Electric Co., Inc.	147,364
400	@	K-Tron International, Inc.	51,840
4,900		Regal-Beloit Corp.	207,025
3,100	@	Thermadyne Holdings Corp.	45,849
			689,942
		Healthcare-Products: 3.7%
3,100	@	Abaxism, Inc.	74,803
3,700	@	Abiomed, Inc.	65,675
3,100	@	Accuray, Inc.	22,599
10,100	@	Affymetrix, Inc.	103,929
8,800	@	Align Technology, Inc.	92,312
10,700	@	American Medical Systems Holdings, Inc.	159,965
3,700	@	Angiodynamics, Inc.	50,394
3,900	@	Arthrocare Corp.	159,159
400		Atrion Corp.	38,328
3,700	@	Bruker BioSciences Corp.	47,545
5,200	@	Cardiac Science Corp.	42,640
700	@	CardioNet, Inc.	18,641
8,400	@	Cepheid, Inc.	236,208

Shares			Value
4,300	@	Conceptus, Inc.	$79,507
2,600	@	Conmed Corp.	69,030
6,000	@	CryoLife, Inc.	68,640
1,500	@	Cyberonics	32,550
2,700	@	Cynosure, Inc.	53,514
2,000		Datascope Corp.	94,000
6,400	@	DexCom, Inc.	38,656
8,800		ev3, Inc.	83,424
800	@	Exactech, Inc.	20,568
3,300	@	Genomic Health, Inc.	63,195
3,800	@	Haemonetics Corp.	210,748
4,600	@	Hanger Orthopedic Group, Inc.	75,854
1,500	@	Hansen Medical, Inc.	25,080
2,400	@	ICU Medical, Inc.	54,912
10,600	@	Immucor, Inc.	274,328
3,000	@	Insulet Corp.	47,190
1,300	@	Integra LifeSciences Holdings Corp.	57,824
5,100		Invacare Corp.	104,244
4,100	@	IRIS International, Inc.	64,165
1,700	@	Kensey Nash Corp.	54,485
5,300	@	Luminex Corp.	108,915
7,300	@	Masimo Corp.	250,755
4,600	@	Medical Action Industries, Inc.	47,702
4,800		Mentor Corp.	133,536
6,600		Meridian Bioscience, Inc.	177,672
700	@	Merit Medical Systems, Inc.	10,290
3,200	@	Micrus Endovascular Corp.	44,864
5,000	@	Natus Medical, Inc.	104,700
5,700	@	NuVasive, Inc.	254,562
9,200	@	NxStage Medical, Inc.	35,328
12,700	@	OraSure Technologies, Inc.	47,498
2,400	@,@@	Orthofix International NV	69,480
4,100	@	Palomar Medical Technologies, Inc.	40,918
9,600	@	PSS World Medical, Inc.	156,480
5,400	@	Quidel Corp.	89,208
2,600	@	Sirona Dental Systems, Inc.	67,392
2,400	@	Somanetics Corp.	50,880
2,600	@	SonoSite, Inc.	72,826
5,100	@	Spectranetics Corp.	50,286
7,300	@	Stereotaxis, Inc.	39,128
11,500		Steris Corp.	330,740
2,200	@	SurModics, Inc.	98,648
5,500	@	Symmetry Medical, Inc.	89,210
8,500	@	Thoratec Corp.	147,815
3,200	@	TomoTherapy, Inc.	28,576
10,300	@	Vision-Sciences, Inc.	38,625
1,300		Vital Signs, Inc.	73,814
1,200	@	Vnus Medical Technologies, Inc.	24,012
3,300	@	Volcano Corp.	40,260
4,900		West Pharmaceutical Services, Inc.	212,072
5,400	@	Wright Medical Group, Inc.	153,414
3,200	@	Zoll Medical Corp.	107,744
			5,881,462
		Healthcare-Services: 1.8%
1,800	@	Air Methods Corp.	45,000
4,300	@	Amedisys, Inc.	216,806
8,200	@	AMERIGROUP Corp.	170,560
4,500	@	Amsurg Corp.	109,575
6,700	@	Apria Healthcare Group, Inc.	129,913
10,500	@	Assisted Living Concepts, Inc.	57,750
2,400	@	Bio-Reference Labs, Inc.	53,544

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services (continued)
5,800	@	Capital Senior Living Corp.	$43,732
6,700	@	Centene Corp.	112,493
4,000	@	Emeritus Corp.	58,480
3,400		Ensign Group, Inc.	39,100
4,000	@	Five Star Quality Care, Inc.	18,920
1,500	@	Genoptix, Inc.	47,325
3,700	@	Gentiva Health Services, Inc.	70,485
12,700	@	Healthsouth Corp.	211,201
5,100	@	Healthways, Inc.	150,960
2,000	@	IPC The Hospitalist Co., Inc.	37,640
4,700	@	Kindred Healthcare, Inc.	135,172
2,800	@	LHC Group, Inc.	65,100
6,500	@	Magellan Health Services, Inc.	240,695
3,400	@	Medcath Corp.	61,132
2,800	@	Molina Healthcare, Inc.	68,152
1,600		National Healthcare Corp.	73,328
8,200	@	Psychiatric Solutions, Inc.	310,288
5,800	@	RadNet, Inc.	35,960
1,500	@	RehabCare Group, Inc.	24,045
3,700	@	Res-Care, Inc.	65,786
6,000	@	Sun Healthcare Group, Inc.	80,340
6,100	@	Sunrise Senior Living, Inc.	137,128
2,800	@	Triple-S Management Corp.	45,780
			2,916,390
		Holding Companies-Diversified: 0.1%
4,100		Compass Diversified Trust	46,863
4,700		Resource America, Inc.	43,804
			90,667
		Home Builders: 0.4%
700	@	Amrep Corp.	33,313
3,600		Brookfield Homes Corp.	44,208
1,500	@	Cavco Industries, Inc.	49,095
11,600	@	Champion Enterprises, Inc.	67,860
21,700	@	Fleetwood Enterprises, Inc.	56,854
9,300	@	Hovnanian Enterprises, Inc.	50,964
3,400		M/I Homes, Inc.	53,482
4,300	@	Meritage Homes Corp.	65,231
6,100		Ryland Group, Inc.	133,041
2,100		Skyline Corp.	49,350
5,500		Winnebago Industries	56,045
			659,443
		Home Furnishings: 0.4%
2,800		American Woodmark Corp.	59,164
2,200	@	DTS, Inc.	68,904
3,500		Ethan Allen Interiors, Inc.	86,100
5,800		Furniture Brands International, Inc.	77,488
1,200		Hooker Furniture Corp.	20,784
1,800		Kimball International, Inc.	14,904
7,400		La-Z-Boy, Inc.	56,610
8,400		Sealy Corp.	48,216
10,800		Tempur-Pedic International, Inc.	84,348
12,900	@	Tivo, Inc.	79,593
700	@	Universal Electronics, Inc.	14,630
			610,741
		Household Products/Wares: 0.6%
7,800	@	ACCO Brands Corp.	87,594
7,500		American Greetings Corp.	92,550
5,100		Blyth, Inc.	61,353

Shares			Value
12,000	@	Central Garden & Pet Co.	$49,200
2,300		CSS Industries, Inc.	55,706
4,500		Ennis, Inc.	70,425
4,500	@	Helen of Troy Ltd.	72,540
6,500	@	Prestige Brands Holdings, Inc.	69,290
12,300	@	Spectrum Brands, Inc.	31,365
5,500		Standard Register Co.	51,865
9,400		Tupperware Corp.	321,668
2,400		WD-40 Co.	70,200
			1,033,756
		Housewares: 0.1%
4,700		Libbey, Inc.	34,968
900		National Presto Industries, Inc.	57,762
			92,730
		Insurance: 3.4%
40,000		AMBAC Financial Group, Inc.	53,600
4,000	@	AmCOMP, Inc.	38,880
400		American Equity Investment Life Holding Co.	3,260
1,500		American Physicians Capital, Inc.	72,660
900	@	American Safety Insurance Holdings Ltd.	12,942
1,000	@	Amerisafe, Inc.	15,940
4,500		Amtrust Financial Services, Inc.	56,700
4,700	@,@@	Argo Group International Holdings Ltd.	157,732
13,000	@@	Aspen Insurance Holdings Ltd.	307,710
8,500	@@	Assured Guaranty Ltd.	152,915
2,200		Baldwin & Lyons, Inc.	38,456
1,700	@@	Castlepoint Holdings Ltd.	15,453
3,400	@	CNA Surety Corp.	42,976
7,000	@	Crawford & Co.	55,930
2,400	@	Darwin Professional Underwriters, Inc.	73,920
6,000		Delphi Financial Group	138,840
3,600	@	eHealth, Inc.	63,576
9,000		Employers Holdings, Inc.	186,300
800	@	Enstar Group Ltd.	70,000
3,200		FBL Financial Group, Inc.	63,616
10,300	@	First Acceptance Corp.	32,960
3,600	@	First Mercury Financial Corp.	63,504
4,400		Flagstone Reinsurance Holdings Ltd.	51,876
300	@	Fpic Insurance Group, Inc.	13,596
1,600	@,@@	Greenlight Capital Re Ltd.	36,576
1,100	@	Hallmark Financial Services, Inc.	10,637
2,000		Harleysville Group, Inc.	67,660
5,100		Hilb Rogal & Hobbs Co.	221,646
5,100		Horace Mann Educators Corp.	71,502
2,600		Infinity Property & Casualty Corp.	107,952
9,800	@@	IPC Holdings Ltd.	260,190
1,500		Kansas City Life Insurance Co.	62,625
2,200		Landamerica Financial Group, Inc.	48,818
8,700	@@	Max Re Capital Ltd.	185,571
8,200		Meadowbrook Insurance Group, Inc.	43,460
13,600	@@	Montpelier Re Holdings Ltd.	200,600
1,900		National Interstate Corp.	34,922
400		National Western Life Insurance Co.	87,400
2,100	@	Navigators Group, Inc.	113,505
600		NYMAGIC, Inc.	11,496

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
3,700		Odyssey Re Holdings Corp.	$131,350
17,700		Phoenix Cos., Inc.	134,697
6,800	@@	Platinum Underwriters Holdings Ltd.	221,748
6,400	@	PMA Capital Corp.	58,944
14,700		PMI Group, Inc.	28,665
4,400		Presidential Life Corp.	67,848
3,700	@,@@	Primus Guaranty Ltd.	10,767
4,700	@	ProAssurance Corp.	226,117
16,400	@,@@	Quanta Capital Holdings Ltd.	43,296
27,600		Radian Group, Inc.	40,020
2,500		RLI Corp.	123,675
2,000		Safety Insurance Group, Inc.	71,300
600	@	SCPIE Holdings, Inc.	16,794
1,700	@	SeaBright Insurance Holdings, Inc.	24,616
8,300		Selective Insurance Group	155,708
2,200		State Auto Financial Corp.	52,646
2,600		Stewart Information Services Corp.	50,284
3,300		Tower Group, Inc.	69,927
3,600	@,@@	United America Indemnity Ltd.	48,132
3,200		United Fire & Casualty Co.	86,176
2,700	@	Universal American Financial Corp.	27,594
12,100		Validus Holdings Ltd.	257,125
5,700		Zenith National Insurance Corp.	200,412
			5,495,743
		Internet: 2.7%
13,800	@	Ariba, Inc.	202,998
8,900	@	Art Technology Group, Inc.	28,480
6,000	@,@@	AsiaInfo Holdings, Inc.	70,920
5,900	@	Avocent Corp.	109,740
6,100	@	Blue Coat Systems, Inc.	86,071
1,900	@	Blue Nile, Inc.	80,788
2,600	@	Chordiant Software, Inc.	13,000
7,800	@	CMGI, Inc.	82,680
3,100	@	CNET Networks, Inc.	35,619
7,300	@	Cogent Communications Group, Inc.	97,820
3,300	@	comScore, Inc.	72,006
2,900	@	Constant Contact, Inc.	54,665
11,200	@	Cybersource Corp.	187,376
6,700	@	DealerTrack Holdings, Inc.	94,537
6,700	@	Dice Holdings, Inc.	55,342
5,400	@	Digital River, Inc.	208,332
22,300	@	Drugstore.Com	42,370
11,200	@	Earthlink, Inc.	96,880
5,600	@	eResearch Technology, Inc.	97,664
3,500		FTD Group, Inc.	46,655
3,300	@,@@	Global Sources Ltd.	50,094
4,100	@	GSI Commerce, Inc.	55,883
3,500	@	i2 Technologies, Inc.	43,505
3,500	@	Ibasis, Inc.	11,480
9,300	@	Internap Network Services Corp.	43,524
7,100	@	Internet Brands, Inc.	47,073
6,300	@	Internet Capital Group, Inc.	48,699
7,200	@	Interwoven, Inc.	86,472
6,500	@	j2 Global Communications, Inc.	149,500
1,600	@	Keynote Systems, Inc.	20,608
2,500	@	Knot, Inc.	24,450
10,400	@	Limelight Networks, Inc.	39,728

Shares			Value
1,200	@	Liquidity Services, Inc.	$13,836
4,300	@,@@	Mercadolibre, Inc.	148,307
20,600	@	Move, Inc.	47,998
6,600	@	NetFlix, Inc.	172,062
3,800		Nutri/System, Inc.	53,732
9,000	@	Orbitz Worldwide, Inc.	45,090
1,000	@	Overstock.com, Inc.	25,950
5,400	@	PC-Tel, Inc.	51,786
5,100	@	Perficient, Inc.	49,266
11,800	@	RealNetworks, Inc.	77,880
3,700	@	S1 Corp.	28,009
12,600	@	Sapient Corp.	80,892
5,300	@	Secure Computing Corp.	21,942
8,200	@	SonicWALL, Inc.	52,890
1,700	@	Sourcefire, Inc.	13,141
4,900	@	TechTarget, Inc.	51,744
8,700	@	TeleCommunication Systems, Inc.	40,281
8,800	@	Terremark Worldwide, Inc.	48,048
6,000		TheStreet.com, Inc.	39,060
5,400	@	thinkorswim Group, Inc.	38,070
28,300	@	TIBCO Software, Inc.	216,495
6,300	@	Trizetto Group	134,694
5,800		United Online, Inc.	58,174
14,600	@	Valueclick, Inc.	221,190
4,600	@	Vasco Data Security Intl.	48,438
2,100	@	Vignette Corp.	25,200
1,900	@	Vocus, Inc.	61,123
5,800	@	Websense, Inc.	97,672
			4,347,929
		Investment Companies: 0.5%
2,500	@,@@	Ampal American Israel	11,275
24,400		Apollo Investment Corp.	349,652
13,100		Ares Capital Corp.	132,048
5,400		BlackRock Kelso Capital Corp.	51,084
100		Capital Southwest Corp.	10,423
6,800	@	Harris & Harris Group, Inc.	40,800
5,300		Hercules Technology Growth Capital, Inc.	47,329
13,600		MCG Capital Corp.	54,128
4,400		NGP Capital Resources Co.	67,804
5,600		Patriot Capital Funding, Inc.	35,000
1,900		Prospect Capital Corp.	25,042
			824,585
		Iron/Steel: 0.1%
1,300	@	Esmark, Inc.	24,856
3,200	@,@@	General Steel Holdings, Inc.	50,304
700		Olympic Steel, Inc.	53,144
1,600	@	Universal Stainless & Alloy	59,264
			187,568
		Leisure Time: 0.6%
1,500		Ambassadors Group, Inc.	22,380
13,600		Brunswick Corp.	144,160
9,600		Callaway Golf Co.	113,568
5,000	@	Life Time Fitness, Inc.	147,750
6,100		Marine Products Corp.	40,260
8,100		Nautilus, Inc.	41,148
5,300		Polaris Industries, Inc.	214,014
7,000	@	WMS Industries, Inc.	208,390
			931,670

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Lodging: 0.3%
4,800		Ameristar Casinos, Inc.	$66,336
5,500	@	Gaylord Entertainment Co.	131,780
4,900	@	Lodgian, Inc.	38,367
4,000		Marcus Corp.	59,800
4,500	@	Monarch Casino & Resort, Inc.	53,100
6,100	@	Morgans Hotel Group Co.	62,830
			412,213
		Machinery-Construction & Mining: 0.1%
2,800	@	Astec Industries, Inc.	89,992
			89,992
		Machinery-Diversified: 1.9%
4,300		Albany International Corp.	124,700
3,400	@	Altra Holdings, Inc.	57,154
6,500		Applied Industrial Technologies, Inc.	157,105
7,000		Briggs & Stratton Corp.	88,760
1,700		Cascade Corp.	71,944
4,400	@	Chart Industries, Inc.	214,016
6,100		Cognex Corp.	140,605
3,600	@	Columbus McKinnon Corp.	86,688
1,000	@	DXP Enterprises, Inc.	41,640
2,800	@	Gehl Co.	41,412
2,000		Gorman-Rupp Co.	79,680
9,100	@	Intermec, Inc.	191,828
4,200	@	Intevac, Inc.	47,376
4,500	@	iRobot Corp.	61,830
3,300	@	Kadant, Inc.	74,580
1,200	@	Key Technology, Inc.	38,172
1,700		Lindsay Manufacturing Co.	144,449
2,200	@	Middleby Corp.	96,602
1,000		Nacco Industries, Inc.	74,350
5,000		Nordson Corp.	364,450
9,000	@	Raser Technologies, Inc.	87,660
4,300		Robbins & Myers, Inc.	214,441
1,700		Sauer-Danfoss, Inc.	52,955
2,400	@	Tecumseh Products Co.	78,672
2,000		Tennant Co.	60,140
4,000	@	TurboChef Technologies, Inc.	19,120
2,800		Twin Disc, Inc.	58,604
7,600		Wabtec Corp.	369,512
			3,138,445
		Media: 0.9%
14,100		Belo Corp.	103,071
69,800	@	Charter Communications, Inc.	73,290
35,000	@	Citadel Broadcasting Corp.	42,700
6,500	@	CKX, Inc.	56,875
2,300		Courier Corp.	46,184
5,700	@	Cox Radio, Inc.	67,260
4,900	@	Cumulus Media, Inc.	19,306
3,600	@	DG FastChannel, Inc.	62,100
4,000	@	Dolan Media Co.	72,800
6,900		Entercom Communications Corp.	48,438
15,500	@	Entravision Communications Corp.	62,310
1,600	@	Fisher Communications, Inc.	55,104
6,100		GateHouse Media, Inc.	15,006
15,700		Gray Television, Inc.	45,059
20,400		Idearc, Inc.	47,940
3,100		Lee Enterprises, Inc.	12,369
2,000	@	Lin TV Corp.	11,920
9,000		McClatchy Co.	61,020

Shares			Value
4,400		Media General, Inc.	$52,580
10,900	@	Mediacom Communications Corp.	58,206
7,900	@	Playboy Enterprises, Inc.	39,026
9,100		Primedia, Inc.	42,406
13,800	@	R.H. Donnelley Corp.	41,400
3,800	@	Scholastic Corp.	108,908
7,400		Sinclair Broadcast Group, Inc.	56,240
1,100		Value Line, Inc.	36,575
4,500		World Wrestling Entertainment, Inc.	69,615
			1,407,708
		Metal Fabricate/Hardware: 1.0%
2,800		AM Castle & Co.	80,108
1,200		Ampco-Pittsburgh Corp.	53,376
3,500		CIRCOR International, Inc.	171,465
2,600		Dynamic Materials Corp.	85,670
6,200	@	Furmanite Corp.	49,476
1,800	@	Haynes International, Inc.	103,590
4,000		Kaydon Corp.	205,640
3,100	@	Ladish Co., Inc.	63,829
2,400		Lawson Products	59,472
1,600	@	LB Foster Co.	53,120
5,700		Mueller Industries, Inc.	183,540
16,800		Mueller Water Products, Inc.	135,576
1,100		NN, Inc.	15,334
1,100	@	Northwest Pipe Co.	61,380
3,400	@	RBC Bearings, Inc.	113,288
800		Sun Hydraulics Corp.	25,816
9,500		Worthington Industries	194,750
			1,655,430
		Mining: 1.2%
8,000	@	Allied Nevada Gold Corp.	47,120
3,700		Amcol International Corp.	105,302
14,000	@,@@	Apex Silver Mines Ltd.	68,740
2,500	@	Brush Engineered Materials, Inc.	61,050
88,300	@	Coeur d'Alene Mines Corp.	256,070
5,100		Compass Minerals International, Inc.	410,856
10,200	@	General Moly, Inc.	80,274
21,200	@	Hecla Mining Co.	196,312
4,800	@	Horsehead Holding Corp.	58,368
2,100		Kaiser Aluminum Corp.	112,413
4,300		Royal Gold, Inc.	134,848
3,600	@	RTI International Metals, Inc.	128,232
5,500	@	Stillwater Mining Co	65,065
400	@	United States Lime & Minerals, Inc.	15,828
10,900	@	Uranium Resources, Inc.	40,221
17,500	@	USEC, Inc.	106,400
			1,887,099
		Miscellaneous Manufacturing: 2.0%
8,900		Actuant Corp.	279,015
6,100		Acuity Brands, Inc.	293,288
3,100		American Railcar Industries, Inc.	52,018
1,200		Ameron International Corp.	143,976
3,100		AO Smith Corp.	101,773
500	@	AZZ, Inc.	19,950
7,800		Barnes Group, Inc.	180,102
5,700	@	Blount International, Inc.	66,177
3,500	@	Ceradyne, Inc.	120,050
7,500		Clarcor, Inc.	263,250

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Miscellaneous Manufacturing (continued)
1,300	@	Colfax Corp.	$32,617
1,600	@	EnPro Industries, Inc.	59,744
3,800	@	ESCO Technologies, Inc.	178,296
11,500		Federal Signal Corp.	138,000
500		Freightcar America, Inc.	17,750
900	@	GenTek, Inc.	24,201
14,200	@	Hexcel Corp.	274,060
3,200		Koppers Holdings, Inc.	133,984
3,200	@	LSB Industries, Inc.	63,360
4,600	@	Lydall, Inc.	57,730
4,600		Matthews International Corp.-Class A	208,196
5,200	@	Metabolix, Inc.	50,960
5,300		Myers Industries, Inc.	43,195
4,200		NL Industries, Inc.	40,026
1,100	@	Peerless Manufacturing Co.	51,557
2,900	@	Polypore International, Inc.	73,457
2,300		Raven Industries, Inc.	75,394
1,700		Reddy Ice Holdings, Inc.	23,256
1,100		Standex International Corp.	22,814
4,900		Tredegar Corp.	72,030
			3,160,226
		Office Furnishings: 0.3%
8,500		Herman Miller, Inc.	211,565
5,800		HNI, Corp.	102,428
4,200		Interface, Inc.	52,626
8,400		Knoll, Inc.	102,060
			468,679
		Office/Business Equipment: 0.1%
12,600		IKON Office Solutions, Inc.	142,128
			142,128
		Oil & Gas: 5.4%
8,500	@	Abraxas Petroleum Corp.	45,985
3,200		Alon USA Energy, Inc.	38,272
1,400		APCO Argentina, Inc.	40,530
1,900	@	Approach Resources, Inc.	50,901
5,400	@	Arena Resources, Inc.	285,228
5,000		Atlas America, Inc.	225,250
2,600	@	ATP Oil & Gas Corp.	102,622
6,700		Berry Petroleum Co.	394,496
5,400	@	Bill Barrett Corp.	320,814
3,300	@	Bois d'Arc Energy, Inc.	80,223
9,100	@	BPZ Energy, Inc.	267,540
3,700	@	Brigham Exploration Co.	58,571
600	@	Bronco Drilling Co., Inc.	11,028
3,800	@	Callon Petroleum Co.	103,968
6,200	@	Cano Petroleum, Inc.	49,228
4,300	@	Carrizo Oil & Gas, Inc.	292,787
4,800	@	Cheniere Energy, Inc.	20,976
200	@	Clayton Williams Energy, Inc.	21,990
7,000	@	Comstock Resources, Inc.	591,010
7,000	@	Concho Resources, Inc.	261,100
1,900	@	Contango Oil & Gas Co.	176,548
3,000	@	CVR Energy, Inc.	57,750
4,000		Delek US Holdings, Inc.	36,840
8,700	@	Delta Petroleum Corp.	222,024
900	@	Double Eagle Petroleum Co.	16,407
21,400	@	Endeavour International Corp.	46,438
2,000	@	Energy Partners Ltd.	29,840
10,900	@,@@	Energy XXI Bermuda Ltd.	75,428
11,000	@	EXCO Resources, Inc.	406,010

Shares			Value
12,500	@	FX Energy, Inc.	$65,875
10,400	@	Gasco Energy, Inc.	43,160
5,600	@	GeoMet, Inc.	53,088
2,800	@	Georesources, Inc.	51,576
2,100	@	GMX Resources, Inc.	155,610
3,000	@	Goodrich Petroleum Corp.	248,760
13,200	@,@@	Gran Tierra Energy, Inc.	105,204
27,900	@	Grey Wolf, Inc.	251,937
4,800	@	Gulfport Energy Corp.	79,056
6,100	@	Harvest Natural Resources, Inc.	67,466
4,400	@	Houston American Energy Corp.	49,368
7,700	@	McMoRan Exploration Co.	211,904
8,300	@	Meridian Resource Corp.	24,485
3,900	@	Northern Oil And Gas, Inc.	51,792
25,600	@,@@	Oilsands Quest, Inc.	166,400
1,300		Panhandle Oil and Gas, Inc.	44,018
6,000	@	Parallel Petroleum Corp.	120,780
18,600	@	Parker Drilling Co.	186,186
6,300		Penn Virginia Corp.	475,146
2,200	@	Petroleum Development Corp.	146,278
6,700	@	Petroquest Energy, Inc.	180,230
8,300	@	Pioneer Drilling Co.	156,123
300	@	PrimeEnergy Corp.	16,647
8,700	@	RAM Energy Resources, Inc.	54,810
2,300	@	Rex Energy Corp.	60,720
7,100	@	Rosetta Resources, Inc.	202,350
4,300	@	Stone Energy Corp.	283,413
16,100	@	Sulphco, Inc.	36,547
4,700	@	Swift Energy Co.	310,482
5,400	@	Toreador Resources Corp.	46,062
6,000	@	TXCO Resources, Inc.	70,560
9,000	@	Vaalco Energy, Inc.	76,230
2,700	@	Venoco, Inc.	62,667
8,500	@	Warren Resources, Inc.	124,780
5,100		Western Refining, Inc.	60,384
			8,669,898
		Oil & Gas Services: 2.2%
4,700	@	Allis-Chalmers Energy, Inc.	83,660
6,000	@	Basic Energy Services, Inc.	189,000
2,000	@	Bolt Technology Corp.	45,140
5,400	@	Cal Dive International, Inc.	77,166
3,000		CARBO Ceramics, Inc.	175,050
7,000	@	Complete Production Services, Inc.	254,940
1,200	@	Dawson Geophysical Co.	71,352
4,700	@	Dril-Quip, Inc.	296,100
1,500	@	Flotek Industries, Inc.	30,930
2,000	@	Geokinetics, Inc.	36,220
1,700		Gulf Island Fabrication, Inc.	83,181
3,800	@	Hornbeck Offshore Services, Inc.	214,738
13,600	@	ION Geophysical Corp.	237,320
2,300		Lufkin Industries, Inc.	191,544
4,000	@	Matrix Service Co.	92,240
3,100	@	NATCO Group, Inc.	169,043
1,900	@	Natural Gas Services Group, Inc.	57,912
14,100	@	Newpark Resources	110,826
5,700		RPC, Inc.	95,760
2,300	@	Superior Well Services, Inc.	72,933
1,600	@	T-3 Energy Services, Inc.	127,152
1,600	@	Trico Marine Services, Inc.	58,272
3,100	@	Union Drilling, Inc.	67,208
4,800	@	W-H Energy Services, Inc.	459,552
5,500	@,@@	Willbros Group, Inc	240,955
			3,538,194

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Packaging & Containers: 0.2%
5,300	@	Bway Holding Co.	$45,633
23,100	@	Graphic Packaging Holding Co.	46,662
4,700		Silgan Holdings, Inc.	238,478
			330,773
		Pharmaceuticals: 3.0%
10,300	@	Acadia Pharmaceuticals, Inc.	38,007
4,200	@	Acura Pharmaceuticals, Inc.	33,390
10,300	@	Adolor, Corp.	56,444
9,100	@	Alexza Pharmaceuticals, Inc.	35,854
14,000	@	Alkermes, Inc.	173,040
8,000	@	Allos Therapeutics, Inc.	55,280
6,900	@	Alpharma, Inc.	155,457
3,500	@	Amicus Therapeutics, Inc.	37,380
6,000	@	Auxilium Pharmaceuticals, Inc.	201,720
3,200	@	Bentley Pharmaceuticals, Inc.	51,680
900	@	Biodel, Inc.	11,700
8,700	@	BioForm Medical, Inc.	35,148
3,900	@	Caraco Pharmaceutical Laboratories Ltd.	51,480
7,600	@	Cubist Pharmaceuticals, Inc.	135,736
9,900	@	CV Therapeutics, Inc.	81,477
7,700	@	Cypress Bioscience, Inc.	55,363
15,100	@	Durect Corp.	55,417
5,000	@	HealthExtras, Inc.	150,700
8,400	@	Idenix Pharmaceuticals, Inc.	61,068
5,000	@	I-Flow Corp.	50,750
23,200	@	Indevus Pharmaceuticals, Inc.	36,424
9,900	@	Inspire Pharmaceuticals, Inc.	42,372
12,400	@	Isis Pharmaceuticals, Inc.	169,012
16,500	@	Javelin Pharmaceuticals, Inc.	38,280
2,000	@	Jazz Pharmaceuticals, Inc.	14,820
2,400	@	KV Pharmaceutical Co.	46,392
4,400	@	MannKind Corp.	13,200
16,900	@	Medarex, Inc.	111,709
9,300	@	Medicines Co.	184,326
10,800		Medicis Pharmaceutical Corp.	224,424
4,100	@	Medivation, Inc.	48,503
3,400	@	Nabi Biopharmaceuticals	13,396
2,200	@	Neogen Corp.	50,358
2,200	@	Noven Pharmaceuticals, Inc.	23,518
2,200	@	Obagi Medical Products, Inc.	18,810
4,100	@	Omega Protein Corp.	61,295
8,200	@	Onyx Pharmaceuticals, Inc.	291,920
3,600	@	Osiris Therapeutics, Inc.	46,260
7,400	@	Pain Therapeutics, Inc.	58,460
2,300	@	Par Pharmaceutical Cos., Inc.	37,329
3,400	@	Pharmasset, Inc.	64,192
5,200	@	PharMerica Corp.	117,468
5,800	@	Pozen, Inc.	63,104
600	@	Progenics Pharmaceuticals, Inc.	9,522
10,400	@	Questcor Pharmaceuticals, Inc.	48,256
5,000	@	Rigel Pharmaceuticals, Inc.	113,300
7,900	@	Savient Pharmaceuticals, Inc.	199,870
5,500	@	Schiff Nutrition International, Inc.	30,800
4,400	@	Sciele Pharma, Inc.	85,140
4,200	@	Sucampo Pharmaceuticals, Inc.	45,066
1,600	@	Synutra International, Inc.	51,712
5,000	@	Targacept, Inc.	36,350
6,500	@	Theravance, Inc.	77,155
3,300	@	United Therapeutics Corp.	322,575
2,200	@	USANA Health Sciences, Inc.	59,114

Shares			Value
9,400	@	Valeant Pharmaceuticals International	$160,834
11,000	@	Viropharma, Inc.	121,660
3,900	@	Xenoport, Inc.	152,217
			4,816,234
		Pipelines: 0.1%
5,500		Crosstex Energy, Inc.	190,630
			190,630
		Real Estate: 0.2%
1,600	@	Avatar Holdings, Inc.	48,464
800		DuPont Fabros Technology, Inc.	14,912
4,500	@	Forestar Real Estate Group, Inc.	85,725
6,100	@	FX Real Estate and Entertainment, Inc.	11,590
6,600		Grubb & Ellis Co.	25,410
6,700	@	Hilltop Holdings, Inc.	69,077
9,400	@	Meruelo Maddux Properties, Inc.	20,492
2,200	@	Stratus Properties, Inc.	38,258
6,000		Thomas Properties Group, Inc.	59,040
			372,968
		Retail: 4.8%
8,800	@	99 Cents Only Stores	58,080
10,100	@	Aeropostale, Inc.	316,433
6,000		Asbury Automotive Group, Inc.	77,100
6,500		Bebe Stores, Inc.	62,465
5,000	@	BJ's Restaurants, Inc.	48,650
11,400	@	Blockbuster, Inc.	28,500
4,500		Bob Evans Farms, Inc.	128,700
9,900		Borders Group, Inc.	59,400
5,900		Brown Shoe Co., Inc.	79,945
2,400		Buckle, Inc.	109,752
2,600	@	Buffalo Wild Wings, Inc.	64,558
6,100	@	Cabela's, Inc.	67,161
3,200	@	Cache, Inc.	34,240
4,500	@	California Pizza Kitchen, Inc.	50,355
7,400		Casey's General Stores, Inc.	171,458
4,900		Cash America International, Inc.	151,900
5,600		Cato Corp.	79,744
3,100		CBRL Group, Inc.	75,981
3,100	@	CEC Entertainment, Inc.	86,831
400	@	Charlotte Russe Holding, Inc.	7,104
20,200	@	Charming Shoppes, Inc.	92,718
13,500	@	Cheesecake Factory	214,785
25,500	@	Chico's FAS, Inc.	136,935
3,600	@	Childrens Place Retail Stores, Inc.	129,960
6,400		Christopher & Banks Corp.	43,520
29,600		Circuit City Stores, Inc.	85,544
2,600	@	Citi Trends, Inc.	58,916
6,400		CKE Restaurants, Inc.	79,808
9,100	@	Coldwater Creek, Inc.	48,048
9,100	@	Collective Brands, Inc.	105,833
2,900	@	Conn's, Inc.	46,603
7,300	@	CSK Auto Corp.	76,504
20,700	@	Denny's Corp.	58,788
8,800		Dillard's, Inc.	101,816
1,600		DineEquity, Inc.	59,776
6,400	@	Domino's Pizza, Inc.	73,600
7,800	@	Dress Barn, Inc.	104,364
1,700	@	DSW, Inc.	20,026
2,600	@	Einstein Noah Restaurant Group, Inc.	28,782

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
6,200	@	Ezcorp, Inc.	$79,050
4,900	@	FGX Internationall Holdings Ltd.	39,396
6,779	@	Finish Line	58,977
3,300	@	First Cash Financial Services, Inc.	49,467
6,100		Fred's, Inc.	68,564
2,900	@	Genesco, Inc.	89,523
3,400		Group 1 Automotive, Inc.	67,558
4,600	@	Gymboree Corp.	184,322
3,500	@	hhgregg, Inc.	35,000
4,000	@	Hibbett Sporting Goods, Inc.	84,400
9,600	@	HOT Topic, Inc.	51,936
5,800	@	Insight Enterprises, Inc.	68,034
6,200	@	J Crew Group, Inc.	204,662
8,900	@	Jack in the Box, Inc.	199,449
3,500	@	Jo-Ann Stores, Inc.	80,605
2,200	@	JOS A Bank Clothiers, Inc.	58,850
3,400		Kenneth Cole Productions, Inc.	43,180
2,500		Landry's Restaurants, Inc.	44,925
5,000		Longs Drug Stores Corp.	210,550
2,200	@,@@	Lululemon Athletica, Inc.	63,932
2,800	@	Lumber Liquidators, Inc.	36,400
6,400	@	MarineMax, Inc.	45,888
7,400		Men's Wearhouse, Inc.	120,546
4,800	@	New York & Co., Inc.	43,824
7,600		Nu Skin Enterprises, Inc.	113,392
8,900	@	Pacific Sunwear of California	75,917
4,300	@	Pantry, Inc.	45,838
3,400	@	Papa John's International, Inc.	90,406
1,100	@	PC Connection, Inc.	10,241
3,700	@	PC Mall, Inc.	50,172
7,900		PEP Boys-Manny Moe & Jack	68,888
3,800	@	PetMed Express, Inc.	46,550
3,400	@	PF Chang's China Bistro, Inc.	75,956
15,100	@	Pier 1 Imports, Inc.	51,944
2,700		Pricesmart, Inc.	53,406
2,400	@	Red Robin Gourmet Burgers, Inc.	66,576
6,600		Regis Corp.	173,910
10,100	@	Retail Ventures, Inc.	46,460
1,000	@	Rex Stores Corp.	11,550
9,800		Ruby Tuesday, Inc.	52,920
800	@	Rush Enterprises, Inc.-Class A	9,608
13,200	@	Sally Beauty Holdings, Inc.	85,272
3,100	@	School Specialty, Inc.	92,163
4,500		Sonic Automotive, Inc.	58,005
9,300	@	Sonic Corp.	137,640
5,600		Stage Stores, Inc.	65,352
8,100		Stein Mart, Inc.	36,531
3,200	@	Systemax, Inc.	56,480
4,700		Talbots, Inc.	54,473
7,500	@	Texas Roadhouse, Inc.	67,275
800	@	Titan Machinery, Inc.	25,056
6,600	@	Tractor Supply Co.	191,664
11,000		Triarc Cos.	69,630
11,200	@	Tuesday Morning Corp.	46,032
3,300	@	Tween Brands, Inc.	54,318
4,200	@	Ulta Salon Cosmetics & Fragrance, Inc.	47,208
16,400	@	Wet Seal, Inc.	78,228
4,100		World Fuel Services Corp.	89,954
5,000	@	Zale Corp.	94,450
			7,747,186

Shares			Value
		Savings & Loans: 0.9%
6,300	@	Beneficial Mutual Bancorp, Inc.	$69,741
8,400		Brookline Bancorp., Inc.	80,220
3,800		Dime Community Bancshares	62,738
13,300		Downey Financial Corp.	36,841
3,600		ESSA Bancorp, Inc.	45,072
17,500		First Niagara Financial Group, Inc.	225,050
15,500		Flagstar Bancorp., Inc.	46,655
500		Flushing Financial Corp.	9,475
8,200	@	Guaranty Financial Group, Inc.	44,034
6,200	@	Investors Bancorp, Inc.	80,972
1,000		MASSBANK Corp.	39,580
2,200		NASB Financial, Inc.	39,116
15,800		NewAlliance Bancshares, Inc.	197,184
1,300	@	Northfield Bancorp, Inc.	13,975
3,300		Northwest Bancorp, Inc.	72,006
1,400	@	Oritani Financial Corp.	22,400
8,500		Provident Financial Services, Inc.	119,085
1,600		Provident New York Bancorp	17,696
4,000		Rockville Financial, Inc.	50,240
2,900		Roma Financial Corp.	37,990
3,300		ViewPoint Financial Group	48,576
3,200	@	Wauwatosa Holdings, Inc.	33,984
1,300		WSFS Financial Corp.	57,980
			1,450,610
		Semiconductors: 3.2%
4,400	@	Actel Corp.	74,140
4,600	@	Advanced Analogic Technologies, Inc.	18,998
16,800	@	Amkor Technology, Inc.	174,888
7,600	@	Anadigics, Inc.	74,860
7,800	@	Applied Micro Circuits Corp.	66,768
15,000	@	Asyst Technologies, Inc.	53,550
4,300	@	ATMI, Inc.	120,056
4,400	@	AuthenTec, Inc.	45,848
15,300	@	Axcelis Technologies, Inc.	74,664
22,000	@	Bookham, Inc.	37,180
9,900	@	Brooks Automation, Inc.	81,873
3,400	@	Cabot Microelectronics Corp.	112,710
5,300	@	Cavium Networks, Inc.	111,300
7,600	@	Ceva, Inc.	60,572
9,000	@	Cirrus Logic, Inc.	50,040
3,400		Cohu, Inc.	49,912
4,200	@	Diodes, Inc.	116,088
10,100	@	Emcore Corp.	63,226
12,900	@	Emulex Corp.	150,285
17,600	@	Entegris, Inc.	115,280
7,300	@	Exar Corp.	55,042
7,100	@	Formfactor, Inc.	130,853
2,500	@	Hittite Microwave Corp.	89,050
4,100	@	IXYS Corp.	48,954
14,600	@	Kopin Corp.	41,902
11,000	@	Kulicke & Soffa Industries, Inc.	80,190
20,400	@	Lattice Semiconductor Corp.	63,852
23,100	@	LTX Corp.	50,820
12,600	@	Mattson Technology, Inc.	59,976
9,300		Micrel, Inc.	85,095
11,600	@	Microsemi Corp.	292,088
12,300	@	Microtune, Inc.	42,558
5,600	@	MIPS Technologies, Inc.	21,000
7,600	@	MKS Instruments, Inc.	166,440
4,600	@	Monolithic Power Systems, Inc.	99,452
3,000	@	Netlogic Microsystems, Inc.	99,600

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Semiconductors (continued)
7,400	@	Omnivision Technologies, Inc.	$89,466
1,600	@	Pericom Semiconductor Corp.	23,744
8,600	@	Photronics, Inc.	60,544
6,500	@	PLX Technology, Inc.	49,595
30,900	@	PMC-Sierra, Inc.	236,385
5,100	@	Power Integrations, Inc.	161,211
700	@	Rubicon Technology, Inc.	14,224
1,800	@	Rudolph Technologies, Inc.	13,860
12,500	@	Semtech Corp.	175,875
700	@	Sigma Designs, Inc.	9,723
11,400	@	Silicon Image, Inc.	82,650
13,000	@	Sirf Technology Holdings, Inc.	56,160
25,900	@	Skyworks Solutions, Inc.	255,633
26,500	@	Spansion, LLC	59,625
2,800	@	Standard Microsystems Corp.	76,020
2,000	@	Supertex, Inc.	46,680
4,500	@	Techwell, Inc.	55,440
4,400	@	Tessera Technologies, Inc.	72,028
22,300	@	Triquint Semiconductor, Inc.	135,138
4,700	@	Ultra Clean Holdings	37,412
3,500	@	Ultratech, Inc.	54,320
5,600	@	Veeco Instruments, Inc.	90,048
4,100	@	Volterra Semiconductor Corp.	70,766
8,200	@	Zoran Corp.	95,940
			5,101,597
		Software: 4.1%
7,800	@	Accelrys, Inc.	37,674
5,000	@	ACI Worldwide, Inc.	87,950
5,500	@	Actuate Corp.	21,505
7,800		Acxiom Corp.	89,622
2,400	@	Advent Software, Inc.	86,592
8,900	@	Allscripts Healthcare Solutions, Inc.	110,449
4,400	@	American Reprographics Co.	73,260
9,200		American Software, Inc.	51,888
3,900	@	ArcSight, Inc.	34,320
3,200	@	athenahealth, Inc.	98,432
4,300	@	Avid Technology, Inc.	73,057
6,400		Blackbaud, Inc.	136,960
5,100	@	Blackboard, Inc.	194,973
4,600	@	Bottomline Technologies, Inc.	44,758
7,900	@	Callidus Software, Inc.	39,500
6,100	@	Commvault Systems, Inc.	101,504
2,300		Computer Programs & Systems, Inc.	39,859
7,900	@	Concur Technologies, Inc.	262,517
6,500	@	CSG Systems International	71,630
4,300	@	Deltek, Inc.	32,594
5,100	@	DemandTec, Inc.	38,301
5,500	@	Digi International, Inc.	43,175
6,600	@	DivX, Inc.	48,444
500	@	Ebix, Inc.	38,860
7,400	@	Eclipsys Corp.	135,864
10,300	@	Epicor Software Corp.	71,173
5,700		EPIQ Systems, Inc.	80,940
7,500		Fair Isaac Corp.	155,775
7,000	@	FalconStor Software, Inc.	49,560
3,800	@	Guidance Software, Inc.	36,290
12,200	@	Informatica Corp.	183,488
4,400	@	Innerworkings, Inc.	52,624
4,500	@	Interactive Intelligence, Inc.	52,380
4,200	@	JDA Software Group, Inc.	76,020

Shares			Value
18,400	@	Lawson Software, Inc.	$133,768
3,000	@	Mantech International Corp.	144,360
3,800	@	MedAssets, Inc.	64,790
700	@	MicroStrategy, Inc.	45,325
3,600	@	Monotype Imaging Holdings, Inc.	43,848
5,600	@	MSCSoftware Corp.	61,488
2,000	@	NetSuite, Inc.	40,940
6,600	@	Omnicell, Inc.	86,988
9,100	@	Omniture, Inc.	168,987
8,900	@	Opentv Corp.-Class A	11,659
18,100	@	Parametric Technology Corp.	301,727
3,200		Pegasystems, Inc.	43,072
6,100	@	Phase Forward, Inc.	109,617
6,300	@	Progress Software Corp.	161,091
1,700	@	PROS Holdings, Inc.	19,091
2,300		Quality Systems, Inc.	67,344
11,200	@	Quest Software, Inc.	165,872
3,700		Renaissance Learning, Inc.	41,477
4,700	@	RightNow Technologies, Inc.	64,249
4,600		Schawk, Inc.	55,154
8,000	@	Seachange Intl., Inc.	57,280
7,000	@	Smith Micro Software, Inc.	39,900
7,500	@	Solera Holdings, Inc.	207,450
2,800	@	SPSS, Inc.	101,836
12,300	@	Sybase, Inc.	361,866
4,700	@	Synchronoss Technologies, Inc.	42,441
2,700	@	SYNNEX Corp.	67,743
11,700	@	Take-Two Interactive Software, Inc.	299,169
3,500	@	Taleo Corp.	68,565
10,200	@	THQ, Inc.	206,652
12,000	@	Trident Microsystems, Inc.	43,800
6,800	@	Tyler Technologies, Inc.	92,276
3,600	@	Ultimate Software Group, Inc.	128,268
2,300	@	Unica Corp.	18,492
12,500	@	Verifone Holdings, Inc.	149,375
10,300	@	Wind River Systems, Inc.	112,167
			6,580,065
		Storage/Warehousing: 0.0%
2,300	@	Mobile Mini, Inc.	46,000
			46,000
		Telecommunications: 4.1%
39,700	@	3Com Corp.	84,164
6,400	@	Acme Packet, Inc.	49,664
17,400	@	Adaptec, Inc.	55,680
8,500		Adtran, Inc.	202,640
7,600	@	Airvana, Inc.	40,736
2,600		Alaska Communications Systems Group, Inc.	31,044
3,600	@	Anaren, Inc.	38,052
4,200	@	Anixter International, Inc.	249,858
2,900		Applied Signal Technology, Inc.	39,614
18,700	@	Arris Group, Inc.	158,015
9,000	@	Aruba Networks, Inc.	47,070
7,300	@	Atheros Communications, Inc.	219,000
1,800		Atlantic Tele-Network, Inc.	49,518
21,000	@	Avanex Corp.	23,730
2,600	@	BigBand Networks, Inc.	12,298
2,200		Black Box Corp.	59,818
3,800	@	Cbeyond, Inc.	60,876
11,100	@	Centennial Communications Corp.	77,589
40,500	@	Cincinnati Bell, Inc.	161,190

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Telecommunications (continued)
3,700	@	Comtech Telecommunications	$181,300
3,400		Consolidated Communications Holdings, Inc.	50,626
2,300		EMS Technologies, Inc.	50,232
5,500	@	Extreme Networks	15,620
14,400		Fairpoint Communications, Inc.	103,824
28,900	@	FiberTower Corp.	40,460
43,600	@	Finisar Corp.	51,884
22,300	@	Foundry Networks, Inc.	263,586
7,000	@	General Communication, Inc.	48,090
4,300	@	GeoEye, Inc.	76,153
3,900	@	Global Crossing Ltd.	69,966
13,300	@	Globalstar, Inc.	37,639
14,400	@	Harmonic, Inc.	136,944
5,700	@	Harris Stratex Networks, Inc.	54,093
1,700	@	Hughes Communications, Inc.	83,453
1,100	@	Hungarian Telephone & Cable Corp.	20,064
10,200	@	Hypercom Corp.	44,880
17,400	@	ICO Global Communications Holdings Ltd.	56,724
13,300	@	Infinera Corp.	117,306
7,400	@	InterDigital, Inc.	179,968
5,000		Iowa Telecommunications Services, Inc.	88,050
2,800	@	iPCS, Inc.	82,964
1,400	@	IPG Photonics Corp.	26,334
3,500	@	Ixia	24,325
2,200	@	Knology, Inc.	24,178
3,400	@	Loral Space & Communications, Inc.	59,908
6,300	@	Mastec, Inc.	67,158
36,200	@	MRV Communications, Inc.	43,078
4,400	@	Netgear, Inc.	60,984
3,500	@	Neutral Tandem, Inc.	61,250
11,800	@	Nextwave Wireless, Inc.	47,672
4,500	@	Novatel Wireless, Inc.	50,085
2,600		NTELOS Holdings Corp.	65,962
6,200	@	OpNext, Inc.	33,356
4,700	@	Optium Corp.	34,216
7,000	@	Orbcomm, Inc.	39,900
19,000	@	PAETEC Holding Corp.	120,650
4,500	@	Parkervision, Inc.	44,685
8,000		Plantronics, Inc.	178,560
12,400	@	Polycom, Inc.	302,064
18,300	@	Powerwave Technologies, Inc.	77,775
400		Preformed Line Products Co.	16,124
10,300	@	Premier Global Services, Inc.	150,174
4,000	@	Radyne Corp.	45,720
2,500	@	RCN Corp.	26,950
41,100	@	RF Micro Devices, Inc.	119,190
2,100	@	Rural Cellular Corp.	93,471
6,000	@	SAVVIS, Inc.	77,460
5,300		Shenandoah Telecom Co.	69,006
9,300	@	ShoreTel, Inc.	41,106
26,000	@	Sonus Networks, Inc.	88,920
4,100	@	Starent Networks Corp.	51,578
3,000	@	Switch and Data, Inc.	50,970
30,300	@	Sycamore Networks, Inc.	97,566
7,900	@	Syniverse Holdings, Inc.	127,980
10,000	@	Tekelec	147,100
5,700	@	TerreStar Corp.	22,686
21,700	@	tw telecom inc	347,851

Shares			Value
7,500	@	USA Mobility, Inc.	$56,625
17,100	@	Utstarcom, Inc.	93,537
1,500	@	Viasat, Inc.	30,315
10,700	@	Vonage Holdings Corp.	17,762
			6,648,613
		Textiles: 0.1%
600		Angelica Corp.	12,762
3,100		G&K Services, Inc.	94,426
2,100		Unifirst Corp.	93,786
			200,974
		Toys/Games/Hobbies: 0.2%
4,300	@	Jakks Pacific, Inc.	93,955
5,200	@	Leapfrog Enterprises, Inc.	43,264
7,400	@	Marvel Entertainment, Inc.	237,836
1,400	@	RC2 Corp.	25,984
			401,039
		Transportation: 2.1%
6,500	@	American Commercial Lines, Inc.	71,045
2,900		Arkansas Best Corp.	106,256
700	@@	Arlington Tankers Ltd.	16,254
1,700	@	Atlas Air Worldwide Holdings, Inc.	84,082
3,100	@	Bristow Group, Inc.	153,419
4,500	@	Celadon Group, Inc.	44,955
7,400	@@	Double Hull Tankers, Inc.	74,222
7,100		Eagle Bulk Shipping, Inc.	209,947
4,200		Forward Air Corp.	145,320
2,600		Genco Shipping & Trading Ltd.	169,520
4,600		General Maritime Corp.	119,508
4,700	@	Genesee & Wyoming, Inc.	159,894
4,300	@@	Golar LNG Ltd.	66,607
3,400	@	Gulfmark Offshore, Inc.	197,812
8,000		Heartland Express, Inc.	119,280
1,500		Horizon Lines, Inc.	14,925
6,000	@	HUB Group, Inc.	204,780
2,300	@	International Shipholding Corp.	53,912
7,600		Knight Transportation, Inc.	139,080
1,000		Knightsbridge Tankers Ltd.	32,210
2,900	@	Marten Transport Ltd.	46,313
5,300	@@	Nordic American Tanker Shipping	205,746
2,000	@	Old Dominion Freight Line	60,040
4,900		Pacer International, Inc.	105,399
2,000	@	PHI, Inc.	80,340
1,200	@	Saia, Inc.	13,104
6,500	@@	Ship Finance International Ltd.	191,945
1,500	@,@@	TBS International Ltd.	59,925
2,300		Teekay Tankers Ltd.	53,383
4,000	@	Ultrapetrol Bahamas Ltd.	50,440
6,100		Werner Enterprises, Inc.	113,338
9,500	@	YRC Worldwide, Inc.	141,265
			3,304,266
		Trucking & Leasing: 0.2%
6,800		Aircastle Ltd.	57,188
1,500	@	Amerco, Inc.	71,520
3,300		Greenbrier Cos., Inc.	66,990
2,700		TAL International Group, Inc.	61,398
3,100	@@	Textainer Group Holdings Ltd.	60,543
			317,639

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Water: 0.3%
2,100		American States Water Co.	$73,374
2,800		California Water Service Group	91,756
2,700		Middlesex Water Co.	44,793
2,100	@	Pico Holdings, Inc.	91,245
2,300		SJW Corp.	60,720
5,000		Southwest Water Co.	50,100
			411,988
		Total Common Stock (Cost $152,719,939)	147,234,429
REAL ESTATE INVESTMENT TRUSTS: 5.4%
		Apartments: 0.6%
7,689		American Campus Communities, Inc.	214,062
3,500		Associated Estates Realty Corp.	37,485
5,900		Education Realty Trust, Inc.	68,735
6,000		Home Properties, Inc.	288,360
3,800		Mid-America Apartment Communities, Inc.	193,952
6,700		Post Properties, Inc.	199,325
			1,001,919
		Diversified: 0.7%
2,100		Capital Lease Funding, Inc.	15,729
7,200		Colonial Properties Trust	144,144
6,300		Cousins Properties, Inc.	145,530
4,700		Entertainment Properties Trust	232,368
9,100		Investors Real Estate Trust	86,814
7,600		Lexington Corporate Properties Trust	103,588
4,800		Mission West Properties	52,608
2,300		PS Business Parks, Inc.	118,680
9,300		Washington Real Estate Investment Trust	279,465
3,680		Winthrop Realty Trust	13,248
			1,192,174
		Health Care: 0.7%
4,000		Care Investment Trust, Inc.	37,720
2,500		Cogdell Spencer, Inc.	40,625
6,900		Healthcare Realty Trust, Inc.	164,013
3,600		LTC Properties, Inc.	92,016
14,500		Medical Properties Trust, Inc.	146,740
1,300		National Health Investors, Inc.	37,063
10,700		Omega Healthcare Investors, Inc.	178,155
16,600		Senior Housing Properties Trust	324,198
2,100		Universal Health Realty Income Trust	63,000
			1,083,530
		Hotels: 0.4%
19,000		Ashford Hospitality Trust, Inc.	87,780
13,100		DiamondRock Hospitality Co.	142,659
8,100		FelCor Lodging Trust, Inc.	85,050
3,300		Hersha Hospitality Trust	24,915
5,800		LaSalle Hotel Properties	145,754
11,500		Strategic Hotel Capital, Inc.	107,755
7,800		Sunstone Hotel Investors, Inc.	129,480
			723,393

Shares			Value
		Manufactured Homes: 0.1%
4,100		Equity Lifestyle Properties, Inc.	$180,400
2,700		Sun Communities, Inc.	49,221
			229,621
		Mortgage: 0.6%
1,200		American Capital Agency Corp.	19,968
9,000		Anthracite Capital, Inc.	63,360
12,800		Anworth Mortgage Asset Corp.	83,328
5,000		Arbor Realty Trust, Inc.	44,850
2,700		Capital Trust, Inc.	51,867
9,300		Capstead Mortgage Corp.	100,905
6,200		Chimera Investment Corp.	55,862
7,535		Gramercy Capital Corp.	87,331
1,000		Hatteras Financial Corp.	22,990
23,500		MFA Mortgage Investments, Inc.	153,220
9,100		Newcastle Investment Corp.	63,791
4,300		Northstar Realty Finance Corp.	35,776
1,700		RAIT Investment Trust	12,614
4,700		Redwood Trust, Inc.	107,113
			902,975
		Office Property: 0.6%
10,600		BioMed Realty Trust, Inc.	260,018
5,300		Corporate Office Properties Trust SBI MD	181,949
8,600		Franklin Street Properties Corp.	108,704
8,700		Highwoods Properties, Inc.	273,354
1,800		Parkway Properties, Inc.	60,714
			884,739
		Regional Malls: 0.1%
5,000		Glimcher Realty Trust	55,900
5,400		Pennsylvania Real Estate Investment Trust	124,956
			180,856
		Shopping Centers: 0.5%
5,000		Acadia Realty Trust	115,750
6,500		Cedar Shopping Centers, Inc.	76,180
4,000		Equity One, Inc.	82,200
8,500		Inland Real Estate Corp.	122,570
4,800		Kite Realty Group Trust	60,000
3,300		Ramco-Gershenson Properties	67,782
1,600		Saul Centers, Inc.	75,184
4,600		Tanger Factory Outlet Centers, Inc.	165,278
1,700		Urstadt Biddle Properties, Inc.	24,922
			789,866
		Single Tenant: 0.5%
300	@	Alexander's, Inc.	93,180
3,100		Getty Realty Corp.	44,671
14,200		National Retail Properties, Inc.	296,780
15,000		Realty Income Corp.	341,400
			776,031
		Storage: 0.2%
10,800		Extra Space Storage, Inc.	165,888
3,300		Sovran Self Storage, Inc.	137,148
7,700		U-Store-It Trust	92,015
			395,051

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP   PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Warehouse/Industrial: 0.4%
25,300		DCT Industrial Trust, Inc.	$209,484
3,400		EastGroup Properties, Inc.	145,860
8,300		First Industrial Realty Trust, Inc.	228,001
			583,345
		Total Real Estate Investment Trusts (Cost $9,750,701)	8,743,500
		Total Long-Term Investments (Cost $162,470,640)	155,977,929
SHORT-TERM INVESTMENTS: 6.2%
		Mutual Fund: 6.2%
9,941,000	**,S	ING Institutional Prime Money Market Fund	9,941,000
		Total Short-Term Investments (Cost $9,941,000)	9,941,000

Total Investments in Securities (Cost $172,411,640)*	103.1%	$165,918,929
Other Assets and Liabilities - Net	(3.1)	(4,972,539)
Net Assets	100.0%	$160,946,390

@  Non-income producing security

@@  Foreign Issuer

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

**  Investment in affiliate

*  Cost for federal income tax purposes is $172,422,847.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,591,918
Gross Unrealized Depreciation	(12,095,836)
Net Unrealized Depreciation	$(6,503,918)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$165,906,050	$(41,422)
Level 2 — Other Significant Observable Inputs	12,879	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$165,918,929	$(41,422)

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

ING RussellTM Small Cap Index Portfolio Open Futures Contracts on June 30, 2008

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Depreciation
Long Contracts
Russell Mini	64	$4,426,880	09/19/08	$(41,422)

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING   PORTFOLIO OF INVESTMENTS
EQUITY INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 90.2%
		Australia: 6.7%
24,134		Alumina Ltd.	$109,557
48,951		AMP Ltd.	313,442
3,334		ASX Ltd.	100,387
52,513		Australia & New Zealand Banking Group Ltd.	943,799
28,071		AXA Asia Pacific Holdings Ltd.	125,862
16,456		BlueScope Steel Ltd.	178,809
12,850		Brambles Ltd.	107,554
14,601		Coca-Cola Amatil Ltd.	98,123
34,387		Commonwealth Bank of Australia	1,325,949
39,633		Foster's Group Ltd.	192,674
55,025		Insurance Australia Group	183,356
15,812		Lion Nathan Ltd.	129,528
6,888		Macquarie Group Ltd.	320,675
24,593		Minara Resources Ltd.	76,353
38,901		National Australia Bank Ltd.	987,757
4,479		Orica Ltd.	125,715
79,811	@	Oxiana Ltd.	199,694
57,235		Qantas Airways Ltd.	166,789
13,848		QBE Insurance Group Ltd.	297,748
3,435		Sims Group Ltd.	137,359
7,996		Sonic Healthcare Ltd.	111,658
12,153		St. George Bank Ltd.	316,225
26,906		Suncorp-Metway Ltd.	337,163
19,582		TABCORP Holdings Ltd.	184,119
277,217		Telstra Corp., Ltd.	1,126,438
12,979		Toll Holdings Ltd.	75,104
24,451	@	Transurban Group	99,403

Shares		Value
14,823	Wesfarmers Ltd.	$529,693
51,404	Westpac Banking Corp.	987,318
17,279	Woolworths Ltd.	404,932
		10,293,183
	Austria: 0.2%
1,347	Bank Austria Creditanstalt AG	288,152
		288,152
	Belgium: 1.6%
7,574	Belgacom SA	324,939
17,927	Dexia	285,432
51,655	Fortis	820,512
5,919	InBev NV	409,247
4,838	KBC Groep NV	534,801
		2,374,931
	Brazil: 1.0%
4,940	AES Tiete SA	60,059
14,100	Bovespa Holding SA	174,150
1,800	Brasil Telecom Participacoes SA	58,611
3,800	Cia de Concessoes Rodoviarias	75,023
2,738	Cia Energetica de Minas Gerais	56,789
11,200	CPFL Energia SA	255,076
7,200	Natura Cosmeticos SA	74,780
4,200	Souza Cruz SA	119,547
2,000	Tele Norte Leste Participacoes SA	57,401
10,300	Telecomunicacoes de Sao Paulo SA	260,793
12,500	Tractebel Energia SA	186,358
12,800	Uniao de Bancos Brasileiros SA	162,246
		1,540,833
	Canada: 1.5%
6,900	Bank of Montreal	287,585
8,700	Bank of Nova Scotia	398,185
4,200	BCE, Inc.	146,425
5,200	Canadian Imperial Bank of Commerce	286,084
7,800	Great-West Lifeco, Inc.	223,054
2,400	National Bank of Canada	119,188
6,400	Power Financial Corp.	208,124
12,500	Royal Bank of Canada	561,807
		2,230,452
	Chile: 0.2%
1,811,799	Banco de Chile	137,251
3,215,189	Banco Santander Chile SA	133,516
		270,767
	China: 0.2%
242,000	PetroChina Co., Ltd.	312,842
		312,842
	Czech Republic: 0.4%
1,000	Komercni Banka A/S	232,920
10,600	Telefonica O2 Czech Republic A/S	340,095
		573,015
	Denmark: 0.3%
9,350	Danske Bank A/S	269,231
2,050	TrygVesta A/S	144,695
		413,926

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING   PORTFOLIO OF INVESTMENTS
EQUITY INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares		Value
	Finland: 0.8%
2,890	Metso OYJ	$130,804
2,738	Neste Oil OYJ	80,250
4,057	Outokumpu OYJ	140,982
2,030	Rautaruukki OYJ	92,149
12,038	Sampo OYJ	302,403
7,818	Sanoma-WSOY OYJ	172,962
6,912	UPM-Kymmene OYJ	112,624
1,941	Wartsila OYJ	121,201
		1,153,375
	France: 11.3%
3,395	Accor SA	225,530
9,032	Air France-KLM	215,439
39,615	AXA SA	1,167,292
17,314	BNP Paribas	1,558,557
3,033	Bouygues SA	200,108
1,302	Casino Guichard Perrachon SA	147,034
6,692	Cie de Saint-Gobain	414,441
1,725	CNP Assurances	194,488
1,711	Compagnie Generale des Etablissements Michelin	122,347
64,824	Credit Agricole SA	1,315,957
1,438	Euler Hermes SA	106,456
59,429	France Telecom SA	1,742,881
11,824	Gaz de France	757,074
1,319	Lafarge SA	201,131
3,673	Legrand SA	92,426
21,364	Natixis	235,172
3,525	Nexity	95,298
12,123	PagesJaunes Groupe SA	177,316
3,282	Peugeot SA	177,268
2,070	PPR	228,513
6,816	Renault SA	554,732
20,773	Sanofi-Aventis	1,380,346
3,979	Schneider Electric SA	428,055
4,451	Scor SA	101,349
15,211	Suez SA	1,031,118
33,933	Total SA	2,888,330
413	Vallourec	144,439
2,553	Veolia Environnement	142,527
5,018	Vinci SA	306,420
23,829	Vivendi	898,506
		17,250,550
	Germany: 4.4%
4,865	Allianz AG	855,083
11,898	BASF AG	816,473
8,228	Commerzbank AG	244,826
11,243	DaimlerChrysler AG	695,938
8,869	Deutsche Bank AG	759,754
7,995	Deutsche Lufthansa AG	172,259
15,921	Deutsche Post AG	413,931
90,748	Deutsche Telekom AG	1,490,244
2,455	Hannover Rueckversicheru-Reg	120,890
2,630	Muenchener Rueckversicherungs AG	461,328
5,658	RWE AG	711,865
		6,742,591
	Greece: 0.4%
4,942	Alpha Bank AE	149,612
5,317	EFG Eurobank Ergasias SA	126,602
7,637	OPAP SA	267,211
4,040	Piraeus Bank SA	109,954
		653,379

Shares		Value
	Hong Kong: 1.2%
28,200	Bank of East Asia Ltd.	$153,322
184,000	BOC Hong Kong Holdings Ltd.	487,734
27,000	Citic Pacific Ltd.	99,855
30,500	CLP Holdings Ltd.	261,562
27,600	Hang Seng Bank Ltd.	582,750
8,500	Hong Kong Exchanges and Clearing Ltd.	124,514
31,500	HongKong Electric Holdings	188,486
		1,898,223
	Indonesia: 0.3%
212,000	International Nickel Indonesia Tbk PT	139,383
194,500	Telekomunikasi Indonesia Tbk PT	155,337
129,500	Unilever Indonesia Tbk PT	94,954
		389,674
	Ireland: 0.4%
19,990	Allied Irish Banks PLC	308,065
26,305	Bank of Ireland-London Exchange	227,421
6,339	Irish Life & Permanent PLC	65,229
		600,715
	Israel: 0.2%
23,801	Bank Leumi Le-Israel BM	118,738
85,551	Bezeq Israeli Telecommunication Corp., Ltd.	168,481
		287,219
	Italy: 6.1%
15,470	Alleanza Assicurazioni SpA	167,334
8,939	Assicurazioni Generali S.p.A.	341,636
185,861	Banca Monte dei Paschi di Siena S.p.A.	523,881
6,894	Banca Popolare di Milano Scrl	64,345
8,508	Banche Popolari Unite Scpa	198,795
129,600	Enel S.p.A.	1,229,442
58,586	ENI S.p.A.	2,176,494
310,772	Intesa Sanpaolo S.p.A.	1,766,694
33,337	Mediaset S.p.A.	219,261
10,251	Mediobanca S.p.A.	173,723
28,854	Snam Rete Gas S.p.A.	196,682
291,028	Telecom Italia S.p.A.	582,085
43,253	Terna S.p.A	182,776
220,165	UniCredito Italiano S.p.A.	1,339,234
39,636	Unipol S.p.A.	93,125
		9,255,507
	Japan: 0.3%
50,500	Nissan Motor Co., Ltd.	419,427
		419,427
	Malaysia: 0.3%
109,700	Malayan Banking BHD	237,155
33,300	MISC Bhd	84,137
59,200	Public Bank BHD	188,642
		509,934
	Mexico: 0.3%
24,400	Embotelladoras Arca SAB de CV	89,858
75,000	Grupo Mexico SA de CV	170,172
28,100	Grupo Modelo SA	143,019
		403,049

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING   PORTFOLIO OF INVESTMENTS
EQUITY INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Netherlands: 3.4%
27,063		Aegon NV	$355,790
34,829	**	ING Groep NV	1,101,214
8,413		Reed Elsevier NV	140,799
39,752		Royal Dutch Shell PLC-Class A	1,629,492
22,086		Royal Dutch Shell PLC-Class B	884,391
27,848		Royal KPN NV	476,113
22,216		Unilever NV	628,239
			5,216,038
		New Zealand: 0.1%
68,427		Telecom Corp. of New Zealand Ltd.	185,943
			185,943
		Norway: 0.3%
1,940		Aker ASA	92,844
27,750		DnB NOR ASA	352,540
			445,384
		Philippines: 0.1%
2,610		Philippine Long Distance Telephone Co.	139,539
			139,539
		Poland: 0.5%
3,062		Bank Pekao SA	236,114
6,793		KGHM Polska Miedz SA	317,936
25,116		Telekomunikacja Polska SA	243,024
			797,074
		Portugal: 0.2%
23,172		Portugal Telecom SGPS SA	262,088
			262,088
		Russia: 0.1%
17,700		Surgutneftegaz ADR	193,502
			193,502
		Singapore: 0.8%
19,000		DBS Group Holdings Ltd.	264,346
22,000		Singapore Airlines Ltd.	238,111
187,000		Singapore Telecommunications Ltd.	498,492
21,000		United Overseas Bank Ltd.	288,294
			1,289,243
		South Africa: 0.6%
1,622		Anglo Platinum Ltd.	269,750
84,586		FirstRand Ltd.	143,179
63,028		Sanlam Ltd.	133,623
18,368		Standard Bank Group Ltd.	178,278
13,412		Telkom SA Ltd.	241,581
			966,411
		South Korea: 0.6%
3,502		Kookmin Bank	205,821
7,410		Korea Exchange Bank	101,682
4,650		KT Corp.	199,176
1,102		SK Telecom Co., Ltd.	199,676
2,202		S-Oil Corp.	141,330
			847,685

Shares		Value
	Spain: 3.8%
2,688	ACS Actividades de Construccion y Servicios SA	$134,505
61,080	Banco Bilbao Vizcaya Argentaria SA	1,163,807
17,128	Banco Espanol de Credito SA (Banesto)	255,380
18,429	Banco Popular Espanol SA	253,962
94,304	Banco Santander Central Hispano SA	1,720,495
1,441	Fomento de Construcciones y Contratas SA	85,254
12,560	Gestevision Telecinco SA	159,944
14,039	Repsol YPF SA	550,953
58,683	Telefonica SA	1,552,977
		5,877,277
	Sweden: 2.0%
8,725	Hennes & Mauritz AB	470,716
6,800	Industrivarden AB	102,122
40,700	Nordea Bank AB	557,692
7,000	Sandvik AB	95,106
10,200	Scania AB	148,632
8,000	Scania AB-B Shares	108,922
5,450	Skandinaviska Enskilda Banken AB	100,547
7,400	SKF AB-B Shares	115,330
8,500	Svenska Cellulosa AB-B Shares	119,601
9,600	Svenska Handelsbanken AB	227,428
6,143	Swedbank AB	118,032
43,600	TeliaSonera AB	322,334
22,700	Volvo AB-A Shares	266,164
28,400	Volvo AB-B Shares	345,828
		3,098,454
	Switzerland: 1.1%
16,701	Credit Suisse Group	760,179
3,677	Swiss Reinsurance	243,755
654	Swisscom AG	217,824
1,810	Zurich Financial Services AG	461,287
		1,683,045
	Taiwan: 2.6%
240,000	China Steel Corp.	369,971
134,000	Chunghwa Telecom Co., Ltd.	344,840
188,000	Compal Electronics, Inc.	202,844
88,159	Far EasTone Telecommunications Co., Ltd.	140,085
147,000	Formosa Chemicals & Fibre Co.	289,338
148,000	Formosa Petrochemical Corp.	390,408
130,000	Formosa Plastics Corp.	313,149
14,000	MediaTek, Inc.	161,170
359,000	Mega Financial Holdings Co., Ltd.	283,614
186,000	Nan Ya Plastics Corp.	394,637
50,000	Siliconware Precision Industries Co.	73,573
72,000	Taiwan Mobile Co. Ltd.	133,749
381,000	Taiwan Semiconductor Manufacturing Co., Ltd.	809,571
		3,906,949
	Thailand: 0.6%
70,200	Advanced Info Service PCL	194,287
41,600	PTT Chemical PCL	130,642
39,900	PTT PLC	360,912

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING   PORTFOLIO OF INVESTMENTS
EQUITY INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares		Value
	Thailand (continued)
33,600	Siam Cement PCL	$194,205
68,600	Thai Oil PCL	106,691
		986,737
	Turkey: 0.4%
22,241	Akbank TAS	77,200
14,896	Ford Otomotiv Sanayi A/S	106,498
9,711	Tupras Turkiye Petrol Rafine	224,145
34,345	Turkiye Halk Bankasi	163,098
29,309	Turkiye Is Bankasi	96,008
		666,949
	United Kingdom: 15.3%
18,843	Alliance & Leicester PLC	109,970
21,789	AstraZeneca PLC	926,431
42,228	Aviva PLC	418,652
200,867	Barclays PLC	1,139,612
233,071	BP PLC	2,701,428
21,497	British American Tobacco PLC	741,513
129,721	BT Group PLC	513,913
25,449	Cable & Wireless PLC	76,068
49,777	Centrica PLC	306,153
34,708	Diageo PLC	635,891
82,577	GlaxoSmithKline PLC	1,825,427
176,889	HBOS PLC	968,433
27,668	Home Retail Group	119,559
202,721	HSBC Holdings PLC	3,121,388
10,987	Imperial Tobacco Group PLC	408,151
9,780	Inmarsat PLC	101,982
83,377	Kingfisher PLC	184,846
149,831	Legal & General Group PLC	297,313
161,415	Lloyds TSB Group PLC	990,322
38,532	LogicaCMG PLC	82,508
8,600	Man Group PLC	106,239
29,266	Marks & Spencer Group PLC	190,303
38,291	National Grid PLC	501,928
89,826	Old Mutual PLC	164,896
20,114	Pearson PLC	245,110
18,840	Persimmon PLC	117,920
54,861	Rentokil Initial PLC	108,057
43,411	Royal & Sun Alliance Insurance Group	108,074
570,093	Royal Bank of Scotland Group PLC	2,426,961
11,637	Scottish & Southern Energy PLC	324,239
6,665	Smiths Group PLC	143,608
21,656	Standard Life PLC	90,031
6,845	Tate & Lyle PLC	53,938
18,643	TUI Travel PLC	75,760
17,542	Unilever PLC	498,401
810,416	Vodafone Group PLC	2,387,737
16,232	Wolseley PLC	120,942
		23,333,704
	United States: 19.6%
6,750	Allied Capital Corp.	93,758
76,400	Altria Group, Inc.	1,570,784
4,800	Ameren Corp.	202,704
4,000	American Capital Strategies Ltd.	95,080
5,450	American Electric Power Co., Inc.	219,254
66,800	AT&T, Inc.	2,250,492
95,850	Bank of America Corp.	2,287,940
6,500	BB&T Corp.	148,005

Shares		Value
27,000	Bristol-Myers Squibb Co.	$554,310
5,700	CBS Corp.-Class B	111,093
5,200	Centerpoint Energy, Inc.	83,460
2,350	Cincinnati Financial Corp.	59,690
107,550	Citigroup, Inc.	1,802,538
10,850	Citizens Communications Co.	123,039
3,150	Comerica, Inc.	80,735
6,950	Consolidated Edison, Inc.	271,676
19,100	Countrywide Financial Corp.	81,175
4,000	Dominion Resources, Inc.	189,960
12,800	Dow Chemical Co.	446,848
3,150	DTE Energy Co.	133,686
19,400	Duke Energy Corp.	337,172
10,700	EI Du Pont de Nemours & Co.	458,923
11,800	Eli Lilly & Co.	544,688
4,350	Energy East Corp.	107,532
7,500	Federal Home Loan Mortgage Corporation	123,000
17,000	Federal National Mortgage Association	331,670
6,100	Fidelity National Title Group, Inc.	76,860
21,450	Fifth Third Bancorp.	218,361
4,600	Gannett Co., Inc.	99,682
115,050	General Electric Co.	3,070,685
7,600	General Motors Corp.	87,400
14,300	Home Depot, Inc.	334,906
31,700	JPMorgan Chase & Co.	1,087,627
8,350	Keycorp.	91,683
5,500	Kimberly-Clark Corp.	328,790
17,750	Kraft Foods, Inc.	504,988
8,400	Masco Corp.	132,132
23,000	Merck & Co., Inc.	866,870
33,700	National City Corp.	160,749
9,900	New York Community Bancorp., Inc.	176,616
5,450	Newell Rubbermaid, Inc.	91,506
6,450	NiSource, Inc.	115,584
3,850	Pepco Holdings, Inc.	98,753
112,200	Pfizer, Inc.	1,960,134
5,200	PG&E Corp.	206,388
3,850	Pitney Bowes, Inc.	131,285
3,450	Plum Creek Timber Co., Inc.	147,350
3,800	PNC Financial Services Group, Inc.	216,980
6,650	Progress Energy, Inc.	278,170
27,950	Regions Financial Corp.	304,935
4,450	Reynolds American, Inc.	207,682
11,200	Southern Co.	391,104
6,350	Southern Copper Corp.	677,101
4,900	SunTrust Bank	177,478
28,500	US Bancorp.	794,865
2,350	UST, Inc.	128,334
34,850	Verizon Communications, Inc.	1,233,690
66,850	Wachovia Corp.	1,038,181
48,150	Washington Mutual, Inc.	237,380
42,750	Wells Fargo & Co.	1,015,313
4,050	Weyerhaeuser Co.	207,117
18,900	Windstream Corp.	233,226
8,350	Xcel Energy, Inc.	167,585
		30,006,702
	Total Common Stock (Cost $152,777,724)	137,764,468

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING   PORTFOLIO OF INVESTMENTS
EQUITY INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 1.5%
	Canada: 0.1%
8,100	RioCan Real Estate Investment Trust	$157,758
		157,758
	France: 0.2%
958	Fonciere Des Regions	116,910
2,636	Klepierre	132,152
697	Societe Immobiliere de Location pour l'Industrie et le Commerce	87,307
		336,369
	United States: 1.2%
6,600	CapitalSource, Inc.	73,128
4,150	Duke Realty Corp.	93,168
5,100	Equity Residential	195,177
4,650	General Growth Properties, Inc.	162,890
5,050	HCP, Inc.	160,641
4,050	Hospitality Properties Trust	99,063
8,850	Host Hotels & Resorts, Inc.	120,803
4,900	iStar Financial, Inc.	64,729
4,650	Kimco Realty Corp.	160,518
2,850	Liberty Property Trust	94,478
3,250	Simon Property Group, Inc.	292,143
2,450	Vornado Realty Trust	215,600
		1,732,338
	Total Real Estate Investment Trusts (Cost $2,480,056)	2,226,465
EXCHANGE-TRADED FUNDS: 4.9%
	Developed Markets: 2.8%
62,500	iShares MSCI EAFE Index Fund	4,293,750
		4,293,750
	Emerging Markets: 0.5%
5,100	iShares MSCI Emerging Markets Index Fund	691,458
		691,458
	United States: 1.6%
11,266	WisdomTreeSM DEFA High-Yielding Equity Fund	636,980
2,074	WisdomTreeSM Emerging Markets High-Yielding Equity Fund	107,827
43,746	WisdomTreeSM High-Yielding Equity Fund	1,739,778
		2,484,585
	Total Exchange-Traded Funds (Cost $7,724,598)	7,469,793
RIGHTS: 0.0%
	United Kingdom: 0.0%
43,042	Barclays PLC	15,850
70,755	HBOS PLC	15,150
	Total Rights (Cost $—)	31,000
	Total Long-Term Investments (Cost $162,982,378)	147,491,726

Shares			Value
SHORT-TERM INVESTMENTS: 2.3%
		Mutual Fund: 2.3%
3,551,000	**	ING Institutional Prime Money Market Fund	$3,551,000
		Total Short-Term Investments (Cost $3,551,000)	3,551,000

Total Investments in Securities (Cost $166,533,378)*	98.9%	$151,042,726
Other Assets and Liabilities - Net	1.1	1,696,061
Net Assets	100.0%	$152,738,787

@  Non-income producing security

ADR  American Depositary Receipt

**  Investment in affiliate

*  Cost for federal income tax purposes is $167,117,000.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$373,234
Gross Unrealized Depreciation	(16,447,508)
Net Unrealized Depreciation	$(16,074,274)
Industry	Percentage of Net Assets
Agriculture	2.1%
Airlines	0.5
Apartments	0.1
Auto Manufacturers	1.5
Auto Parts & Equipment	0.1
Banks	27.4
Beverages	1.1
Building Materials	0.6
Chemicals	1.9
Commercial Services	0.2
Computers	0.2
Cosmetics/Personal Care	0.0
Distribution/Wholesale	0.1
Diversified	0.4
Diversified Financial Services	3.5
Electric	5.0
Electrical Components & Equipment	0.3
Engineering & Construction	0.5
Entertainment	0.3
Food	1.5
Forest Products & Paper	0.4
Gas	0.9
Hand/Machine Tools	0.1
Health Care	0.1
Healthcare-Services	0.1
Holding Companies-Diversified	0.2
Home Builders	0.1
Hotels	0.2
Household Products/Wares	0.3
Housewares	0.0
Insurance	5.8
Investment Companies	0.2
Iron/Steel	0.5
Lodging	0.1
Machinery-Diversified	0.5
Media	1.4
Metal Fabricate/Hardware	0.3
Mining	1.4

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING   PORTFOLIO OF INVESTMENTS
EQUITY INDEX PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Miscellaneous Manufacturing	2.5%
Mortgage	0.1
Office Property	0.1
Office/Business Equipment	0.1
Oil & Gas	8.3
Pharmaceuticals	5.3
Real Estate	0.1
Regional Malls	0.3
Retail	1.0
Savings & Loans	0.3
Semiconductors	0.7
Shopping Centers	0.2
Telecommunications	12.3
Transportation	0.4
Water	0.1
Other Long-Term Investments	4.9
Short-Term Investments	2.3
Other Assets and Liabilities - Net	1.1
Net Assets	100.0%

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$48,703,606	$—
Level 2 — Other Significant Observable Inputs	102,339,120	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$151,042,726	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS FOR ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO, ING RUSSELL LARGECAP INDEX PORTFOLIO, ING RUSSELL MIDCAP INDEX PORTFOLIO, ING RUSSELL SMALLCAP INDEX PORTFOLIO, ING INTERNATIONAL INDEX PORTFOLIO, AND ING LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

Section 15 of The Investment Company Act of 1940, as amended (the "1940 Act") provides, in substance, that, each new investment advisory agreement and sub-advisory agreement for a mutual fund must be approved by the board of directors of the fund, including a majority of the directors who have no direct or indirect interest in the agreement and who are not "interested persons" of the fund. Consistent with this requirement of the 1940 Act, the Board of Directors of ING Variable Products, Inc. (the "Company") has established a process for considering the advisory and sub-advisory arrangements for any new series of the Company prior to the commencement of its operations.

Overview of the Review Process

At a meeting held on December 19, 2007, the board of directors (the "Directors" or the "Board") of the Company, including all of the directors who are not "interested persons" of the Company (the "Independent Directors"), authorized the establishment of the following new mutual funds to operate within the ING complex of mutual funds (the "ING Funds"): ING WisdomTreeSM Global High-Yielding Equity Index Portfolio, ING Russell LargeCap Index Portfolio, ING Russell MidCap Index Portfolio, ING Russell SmallCap Index Portfolio, ING International Index Portfolio, and ING Lehman Brothers Aggregate Bond Index Portfolio, each a portfolio series of the Company (the "New Funds"). In connection with the establishment of the New Funds, the Board, including all of the Independent Directors, also voted to approve (i) investment advisory agreements (the "Advisory Agreements") for each New Fund with ING Investments, LLC (the "Adviser"), (ii) a sub-advisory agreement ("LBAM Agreement") between the Adviser and Lehman Brothers Asset Management ("LBAM") with respect to the ING Lehman Brothers Aggregate Bond Index Portfolio (the "Lehman Portfolio"), and (iii) a sub-advisory agreement (the "IIM Agreement") between the Adviser and ING Investment Management Co. ("IIM") with respect to each other New Fund (LBAM and IIM being referred to collectively as the "Sub-Advisers" and the LBAM Agreement and the IIM Agreements being referred to collectively as the "Sub-Advisory Agreements"). Prior to voting such approvals, the Board received the affirmative recommendation of the Contracts Committee of the Board, which is a Committee of the Board comprised of all of the Independent Directors and exclusively of the Independent Directors.

The Contracts Committee recommended approval of the Advisory and Sub-Advisory Agreements after completing an extensive review of information received from the Adviser and each Sub-Adviser in connection with the establishment of the New Funds and as part of the annual contract approval process for other ING Funds advised and sub-advised by the Adviser and IIM, respectively. Such information included the following: (1) comparative data regarding management fees, including data regarding the fees charged by the Adviser and each Sub-Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the New Funds; (2) comparative data regarding the proposed expense ratio of each New Fund and the expense ratio of a selected peer group of similar funds (the "Selected Peer Group"); (3) copies of each form of advisory agreement and sub-advisory agreement; (4) copies of the codes of ethics of the Adviser and of each Sub-Adviser, together with information relating to the manner in which each code is administered; (5) financial statements of the Adviser and of each Sub-Adviser; (6) profitability analyses for the Adviser and its affiliated companies with respect to each New Fund; (7) descriptions of the qualifications of the investment personnel expected to be responsible for managing each New Fund and their responsibilities with respect to managing other accounts or mutual funds; (8) descriptions of the services expected to be provided to the New Funds, including the investment strategies and techniques used by each Sub-Adviser in managing the New Funds; (9) data relating to brokerage practices, including practices with respect to the acquisition of research through "soft dollar" benefits received in connection with the New Funds' brokerage; (10) descriptions of the business continuity and disaster recovery plans of the Adviser and each Sub-Adviser; (11) descriptions of various compliance programs of the Adviser and each Sub-Adviser, including the Adviser's programs for monitoring and enforcing compliance with the ING Funds' policies with respect to market-timing, late trading and selective portfolio disclosure; and (12) other information relevant to an evaluation of the nature, extent and quality of the services expected to be

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

provided by the Adviser and each Sub-Adviser in response to a series of detailed questions presented by independent legal counsel on behalf of the Independent Directors. The Contracts Committee relied upon this information in evaluating the qualifications of the Adviser and each Sub-Adviser to manage the New Funds.

In addition, the Contracts Committee considered information relating specifically to the investment objectives and investment policies of each New Fund and the ability of the Adviser and Sub-Adviser to pursue the New Fund's investment objective by implementing these investment policies. For each New Fund proposed to be managed in accordance with an index, the Board considered, among other things, the Sub-Adviser's experience with the management of other index-based mutual funds and similar products. Prior to voting to recommend approval of the Advisory and Sub-Advisory Agreements for each New Fund, the Contracts Committee and/or the Board received presentations from the Adviser and each Sub-Adviser regarding the investment strategies to be used in pursuing the New Fund's investment objective.

The Independent Directors were assisted by Goodwin Procter LLP, their independent legal counsel, throughout this process. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory and Sub-Advisory Agreement(s) and the weight to be given to each such factor. The conclusions reached by the Independent Directors were based on a comprehensive evaluation of all of the information provided and was not the result of any one factor. Moreover, each Independent Director may have afforded different weight to the various factors in reaching his or her conclusions with respect to each Advisory and Sub-Advisory Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory and Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services that will be provided to the New Funds by the Adviser and each Sub-Adviser. Specifically, the Board considered the quantity and quality of the resources available to provide such services and the qualifications of the individuals that will be responsible for performing various investment services for the New Funds. The Board also considered the quality of the compliance programs of the Adviser and of each Sub-Adviser, including the manner in which the Adviser and each Sub-Adviser will monitor for compliance with the investment policies and restrictions of the New Funds, the Codes of Ethics of the Adviser and of each Sub-Adviser with respect to personal trading by employees with access to portfolio information, and other compliance related matters. The Board also considered the actions taken by the Adviser and each Sub-Adviser to establish and maintain effective disaster recovery and business continuity plans.

The Board noted that, in connection with its annual contract review process, it had considered a variety of other matters bearing on the nature, extent and quality of the services provided to all of the ING Funds, including the actions taken by the Adviser and its affiliated companies to administer the ING Funds' policies and procedures for valuing the Funds' assets, selective disclosure of portfolio holdings and preventing late-trading and frequent trading of Fund shares. With respect to these and related compliance matters, the Board had also considered the responsiveness of the Adviser and its affiliated companies over the course of the past several years to the inquiries of various regulatory authorities, including the Securities and Exchange Commission and the National Association of Securities Dealers, Inc. The Board also took into account the efforts of the Adviser and its affiliated companies to reduce the expenses of the ING Funds, including fees and expenses for transfer agency, custody and audit services. The Board specifically noted that the Adviser and its affiliated companies have significantly reduced the brokerage costs of the ING Funds and their portfolio turnover rates, as well as the quantity of research acquired through the use of soft dollars from the ING Funds' brokerage. The Board also noted the efforts of the Adviser to optimize the number of mutual funds in the ING complex of funds and to standardize the asset management characteristics and policies across the ING mutual fund platform. Consideration was also given to the benefits that shareholders of the New Funds may realize because the New Funds are part of the larger ING family of mutual funds, including, in most cases, the ability of shareholders to exchange or transfer investments within the same class of shares among a wide variety of mutual funds without incurring additional sales charges.

The Board concluded that the nature, extent and quality of advisory and related services to be provided by the Adviser and each Sub-Adviser for each New Fund, taken as a whole, can be expected to be consistent with the terms of the respective Advisory and Sub-Advisory Agreements and that the fees to be paid for such service are fair and reasonable.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

The Board noted that the New Funds have no prior performance record. To the extent applicable, the Board considered the performance achieved by a Sub-Adviser in operating either a "model portfolio" using substantially the same investment strategies as the Sub-Adviser will use in managing the Fund or the performance achieved by the Sub-Adviser in managing similar funds. Based on this information, the Board concluded that each Sub-Adviser can be expected to achieve satisfactory performance in managing the portfolio of the New Funds.

Management Fees, Sub-Advisory Fees and Expenses

Consideration was given to the proposed contractual investment advisory fee rates, inclusive of administrative fee rates, payable by the New Funds to the Adviser and its affiliated companies (referred to collectively as "management fees") and the contractual sub-advisory fee rates payable by the Adviser to each Sub-Adviser for sub-advisory services. As part of its review, the Board considered each New Fund's proposed management fee and total expense ratio, as compared to its proposed Selected Peer Group. In addition, the Directors received information regarding the fees charged by each Sub-Adviser to similarly-managed institutional accounts and other mutual funds, if any, and the comparability (or lack thereof) of the services provided by the Sub-Adviser in managing such accounts and other mutual funds to the services to be provided in managing the New Funds. With respect to the New Funds to be sub-advised by an affiliate of the Adviser, the Board evaluated the reasonableness of the total fees received by the Adviser and its affiliate in the aggregate under the Advisory and Sub-Advisory Agreements. With respect to those New Funds sub-advised by a Sub-Adviser that is not affiliated with the Adviser, the Board considered the reasonableness of the fees payable to the Sub-Adviser by the Adviser in light of the ability of the Adviser to negotiate such fees on an arm's-length basis. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and each Sub-Adviser, the Board concluded with respect to each New Fund that the management fee to be charged to each New Fund for advisory, sub-advisory and related services is fair and reasonable and that the total expense ratio of each New Fund is reasonable.

Profitability

The Board considered information relating to the revenues, expenses, and profits expected to be realized by the Adviser and its affiliated companies attributable to performing advisory, sub-advisory and administrative services for the Funds. With respect to the Lehman Portfolio, which will be sub-advised by LBAM, an unaffiliated Sub-Adviser, the Board did not consider the profitability of the Sub-Adviser to be a material factor because the Board believes that the Adviser negotiates sub-advisory fees with unaffiliated sub-advisers on an arm's-length basis. With respect to the Adviser and its affiliated companies, such information was prepared in accordance with a methodology approved by the Contracts Committee. The Board considered the profitability of the Adviser and its affiliated companies attributable to managing and operating each New Fund both with and without the profitability of the distributor of the New Funds and both before and after giving effect to any expenses expected to be incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties, including affiliated insurance companies, for distribution and administrative services. With respect to New Funds sub-advised by an affiliate of the Adviser, the Board considered the total profits derived by the Adviser and its affiliate in the aggregate attributable to managing and operating each New Fund. The Board also considered other direct or indirect benefits that the Adviser and Sub-Advisers, and any affiliated companies thereof, will derive from their relationships with the New Funds, including the receipt by ING U.S. Financial Services, an affiliate of the Adviser, of fees relating to the offering of bundled financial products, such as annuity contracts, and the receipt by the Sub-Advisers of "soft dollar" benefits from the New Funds' brokerage. The Board concluded that, in light of the nature, extent and quality of the services provided, the profits expected to be realized by the Adviser and its affiliated companies, taken as a whole, with respect to providing advisory, sub-advisory and administrative services for each New Fund are reasonable.

In considering the reasonableness of the management fee of each New Fund, the Board considered the extent to which economies of scale can be expected to be realized by the New Fund's Adviser and its affiliated companies, on the one hand, and by the New Fund, on the other hand, as the assets of the New Fund increase. The Board noted that the advisory fee schedule for certain New Funds includes breakpoints such that, as the assets of the New Fund increase, the New Fund's management fee will decrease as a percentage of the New Fund's total assets. The Board recognized the inherent difficulties in measuring precisely the impact of any economies of scale being

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

realized by the Adviser and its affiliated companies with respect to their management of any one or more New Funds. The Board also reviewed information regarding the projected expense ratio of each New Fund in light of projected changes in the assets of the New Fund, noting that, as the assets of a New Fund increase, the fixed expenses of the New Fund, as a percentage of the total assets of the New Fund, can be expected to decrease. The Board considered such expense information in light of projections provided by the Adviser with respect to the future growth of assets of the New Funds. Based upon the foregoing, the Board concluded that the fee schedules for each New Fund can be expected to result in an equitable sharing among the New Fund, the Adviser and the Sub-Adviser of the benefits from economies of scale as assets grow.

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-ACAPAPADVIS  (0608-082008)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Balanced Portfolio, Inc.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2008

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 5, 2008